As filed with the Securities and Exchange Commission on September 30, 2004


                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 152


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 153


                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                               Patrick J. Keniston
                       Forum Administrative Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                              Seward & Kissel, LLC
                                1200 G Street, NW
                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:
  X      immediately upon filing pursuant to Rule 485, paragraph (b)(1)
         on _________________ pursuant to Rule 485, paragraph (b)(1)
         60 days after filing pursuant to Rule 485, paragraph (a)(1)
         on ____ _____________ pursuant to Rule 485, paragraph (a)(1)
         75 days after filing pursuant to Rule 485, paragraph (a)(2)
         on _________________ pursuant to Rule 485, paragraph (a)(2) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of series being registered: Brown Advisory Intermediate Income Fund
                                  Brown Advisory International Fund
                                  Brown Advisory Growth Equity Fund
                                  Brown Advisory Maryland Bond Fund
                                  Brown Advisory Real Estate Fund
                                  Brown Advisory Small-Cap Growth Fund
                                  Brown Advisory Small-Cap Value Fund
                                  Brown Advisory Value Equity Fund
                                  Mastrapasqua Growth Fund

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                                   PROSPECTUS

                                OCTOBER 1, 2004

                       BROWN ADVISORY GROWTH EQUITY FUND

                              Institutional Shares

                        BROWN ADVISORY VALUE EQUITY FUND

                              Institutional Shares

                      BROWN ADVISORY SMALL-CAP GROWTH FUND

                              Institutional Shares
                                    A Shares

                      BROWN ADVISORY SMALL-CAP VALUE FUND

                       BROWN ADVISORY INTERNATIONAL FUND

                              Institutional Shares

                        BROWN ADVISORY REAL ESTATE FUND

                              Institutional Shares

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR
      COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                                               TABLE OF CONTENTS

RISK/RETURN SUMMARY                                   2
       Brown Advisory Growth Equity Fund              2
               Investment Objective                   2
               Principal Investment Strategies        2
               Summary of Principal Investment Risks  4
               Who May Want to Invest in the Fund     4
               Performance Information                4
       Brown Advisory Value Equity Fund               7
               Investment Objective                   7
               Principal Investment Strategies        7
               Summary of Principal Investment Risks  9
               Who May Want to Invest in the Fund     9
               Performance Information                9
       Brown Advisory Small-Cap Growth Fund          10
               Investment Objective                  10
               Principal Investment Strategies       10
               Summary of Principal Investment Risks 11
               Who May Want to Invest in the Fund    11
               Performance Information               12
       Brown Advisory Small-Cap Value Fund           14
               Investment Objective                  14
               Principal Investment Strategies       14
               Summary of Principal Investment Risks 16
               Who May Want to Invest in the Fund    16
               Performance Information               16
       Brown Advisory International Fund             17
               Investment Objective                  17
               Principal Investment Strategies       17
               Summary of Principal Investment Risks 19
               Who May Want to Invest in the Fund    19
               Performance Information               19
       Brown Advisory Real Estate Fund               20
               Investment Objective                  20
               Principal Investment Strategies       20
               Summary of Principal Investment Risks 22
               Who May Want to Invest in the Fund    22
               Performance Information               22


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PRINCIPAL INVESTMENT RISKS                           23

FEE TABLES                                           29

MANAGEMENT                                           32
               The Advisor and Sub-Advisors          32
               Portfolio Managers                    34
               Other Service Providers               36
               Fund Expenses                         36

YOUR ACCOUNT                                         37
               How to Contact the Funds              37
               General Information                   37
               Buying Shares                         39
               Selling Shares                        44
               Choosing a Share Class -- Brown
                 Advisory Small-Cap Growth Fund      49
               Exchange Privileges                   53
               Retirement Accounts                   54

OTHER PERFORMANCE INFORMATION                        55
               Past Performance of William K. Morrill,
                 Portfolio Manager -- Brown Advisory
                 Real Estate Fund                    55
               Past Performance of Cardinal Capital
                 Management, L.L.C., Sub-Advisor--
                 Brown Advisory Small-Cap Value Fund 58

OTHER INFORMATION                                    61
               Distributions                         61
               Taxes                                 61
               Organization                          62

FINANCIAL HIGHLIGHTS                                 63

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                                                       RISK/RETURN SUMMARY
[CALLOUT BOX

                    CONCEPTS TO UNDERSTAND

EQUITY SECURITY means an equity or ownership interest in a company.

FUNDAMENTAL ANALYSIS means the analysis of a company's financial condition to help forecast the future value of its stock price. This analysis includes a review of a company's balance sheet and income statement, asset history, earnings history, product or service development and management productivity.

MARKET CAPITALIZATION means the value of a company's common stock in the stock market.]

This Prospectus offers the following funds (each a "Fund" and collectively, the "Funds") and classes thereof:

                FUND                             CLASSES
 Brown Advisory Growth Equity Fund              Institutional Shares
 Brown Advisory Value Equity Fund               Institutional Shares
 Brown Advisory Small-Cap Growth Fund           Institutional Shares; A Shares
 Brown Advisory Small-Cap Value Fund            Not applicable
 Brown Advisory International Fund              Institutional Shares
 Brown Advisory Real Estate Fund                Institutional Shares

BROWN ADVISORY GROWTH EQUITY FUND

INVESTMENT OBJECTIVE
The Fund seeks to achieve capital appreciation by primarily investing in equity securities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of domestic companies ("80% Policy"). The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy.

The Fund primarily invests in domestic companies that have exhibited an above average increase in earnings over the past few years and that have strong, sustainable earnings prospects and attractive stock prices. The Fund may also invest in companies that do not have particularly strong earnings histories but do have other attributes that may contribute to accelerated growth in the foreseeable future. The Fund also primarily invests in large companies whose market capitalization is $2.5 billion or greater. If the Fund is not primarily invested in large companies due to, among other things, changes in the market capitalizations of those companies in the Fund's portfolio, the Fund will limit new investments to large companies.

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[CALLOUT BOX

                    CONCEPTS TO UNDERSTAND

PRICE/EARNINGS RATIO means the price of a stock divided by the company's earnings per share.

PRICE/SALES RATIO means the amount an investor is willing to pay for a dollar of revenue.

PRICE/CASH FLOW RATIO means the price of a stock divided by free cash flow per share.]

THE ADVISOR'S PROCESS -- PURCHASING PORTFOLIO SECURITIES The Advisor starts by using in-house research and other sources to identify a universe of superior companies across a range of industries. Superior companies are businesses that the Advisor believes have:

     - Significant market opportunities (both in terms of magnitude and duration) where the companies are leaders or potential leaders in their respective markets

     - Proprietary products and services, new product development and product cycle leadership that sustains a strong brand franchise

     - A strong management team that is proactive, consistently executes effectively and anticipates and adapts to change.

The Advisor then focuses on those companies that have the ability to grow at above average rates over several years, given the Advisor's belief that superior investment returns are better achieved by low portfolio turnover. Factors considered include:

     - Product cycles, pricing flexibility and product or geographic mix

     - Cash flow and financial strength to fund growth

     - Catalysts for growth such as changes in regulation, management, business cycle, business mix and industry consolidation.

The Advisor then uses a range of valuation techniques including analyses of price/earnings ratios, price/sales ratios and price/cash flow ratios to identify those companies whose stocks are attractively valued relative to the market, their peer groups and their own price history. Valuation techniques also permit the Advisor to mitigate the potential downside risk of an investment candidate by demonstrating the difference in the estimated value of a company's stock compared to its market price.

THE ADVISOR'S PROCESS -- SELLING PORTFOLIO SECURITIES The Advisor monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies. The Advisor may sell a stock or reduce its position in a stock if:

     - The stock subsequently fails to meet the Advisor's initial investment criteria

     - A more attractively priced stock is found or if funds are needed for other purposes

     - The stock becomes overvalued relative to the long-term expectation for the stock price.

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TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

SUMMARY OF PRINCIPAL INVESTMENT RISKS

An investment in the Fund is subject to general market risk which is described in the section entitled "Principal Investment Risks."

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

     - Are willing to tolerate significant changes in the value of your investment

     - Are pursuing a long-term goal

     - Are willing to accept higher short-term risk.

The Fund may NOT be appropriate for you if you:

     - Want an investment that pursues market trends or focuses only on particular sectors or industries

     - Need regular income or stability of principal

     - Are pursuing a short-term goal or investing emergency reserves.

PERFORMANCE INFORMATION

The following chart and table illustrates the variability of the Fund's returns. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's returns compare to a broad measure of market performance.

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PERFORMANCE INFORMATION (BEFORE AND AFTER TAXES) REPRESENTS ONLY PAST PERFORM-ANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

Fund shares issued and outstanding as of February 11, 2003 were reclassified as Institutional Shares.

CALENDAR YEAR TOTAL RETURNS The following chart shows the annual total return of the Fund's Institutional Shares for each full calendar year that the Fund has operated.
[EDGAR PRESENTATION OF GRAPH
        2000                       -9.53%
        2001                       -9.35%
        2002                      -28.06%
        2003                       29.89%]

     The calendar year-to-date total return as of June 30, 2004 was 1.95%.

During the periods shown in the chart, the highest quarterly return was 17.92% (for the quarter ended December 31, 2001) and the lowest quarterly return was -18.64% (for the quarter ended September 30, 2001).

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AVERAGE ANNUAL TOTAL RETURN The following table compares the average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sales of the Fund's Institutional Shares as of December 31, 2003, to the S&P 500 Index, the Fund's primary benchmark, and the Russell 1000(R) Growth Index.

                                             1          SINCE
          INSTITUTIONAL SHARES              YEAR     INCEPTION(1)
 Return Before Taxes                       29.89%       -3.95%
 Return After Taxes on Distributions       29.86%       -4.06%
 Return After Taxes on Distributions and
 Sale of Fund Shares                       19.47%       -3.39%
-----------------------------------------------------------------
 S&P 500 INDEX                             28.67%       -2.48%
 RUSSELL 1000 GROWTH INDEX                 29.75%       -6.93%

(1) The Fund commenced operations on June 28, 1999.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the Fund's other returns due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The S&P 500 Index is a market index of common stocks. The S&P 500 Index is unmanaged and reflects reinvestment of all dividends paid by the stocks included in the index. Unlike the performance figures of the Fund, the S&P 500 Index's performance does not reflect the effect of expenses.

The Russell 1000 Growth Index consists of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index offers investors access to the extensive large-cap segment of the U.S. equity universe representing approximately 92% of the U.S. market. The Russell 1000 Growth Index is unmanaged and reflects reinvestments of all dividends paid by stocks included in the index. Unlike the performance figures of the Fund, the Russell 1000 Growth Index's performance does not reflect the effect of expenses.

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[CALLOUT BOX

                    CONCEPTS TO UNDERSTAND

EQUITY SECURITY means an equity or ownership interest in a company.

MARKET CAPITALIZATION means the value of a company's common stock in the stock market.

PRICE/EARNINGS RATIO means the price of a stock divided by the company's earnings per share.

PRICE/SALES RATIO means the amount an investor is willing to pay for a dollar of revenue.

PRICE/CASH FLOW RATIO means the price of a stock divided by free cash flow per share.]

BROWN ADVISORY VALUE EQUITY FUND

INVESTMENT OBJECTIVE

The Fund seeks to achieve capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities (principally common stock) of domestic companies with medium to large market capitalizations ("80% Policy"). Medium and large market capitalization companies are those with market capitalizations of greater than $1 billion at the time of their purchase and as of each purchase made by the Fund thereafter. The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy.

Although there are no formal sector/industry limitations, the Fund's portfolio is well diversified across many industries. Emphasis is placed on companies that are fundamentally solid, financially strong, have a demonstrable record of self-funded growth, and are led by capable, proven, shareholder sensitive management. This approach, when combined with strong valuation discipline and margin of safety considerations, generally builds a portfolio with lower than market valuation, albeit with better fundamentals.

THE ADVISOR'S PROCESS -- PURCHASING PORTFOLIO SECURITIES The Advisor starts by using in-house research and other sources to identify a universe of superior companies across a range of industries whose prices are currently undervalued. Superior companies are businesses that the Advisor believes have:

     - Significant market opportunities (both in terms of magnitude and duration) where the companies are leaders or potential leaders in their respective markets

     - Proprietary products and services, new product development and product cycle leadership that sustains a strong brand franchise

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     - A strong management team that is proactive, consistently executes effectively and anticipates and adapts to change.

The Advisor then focuses on those companies that have the ability to grow at above average rates over several years despite lower short-term projected earnings. Factors considered include:

     - Product cycles, pricing flexibility and product or geographic mix

     - Cash flow and financial strength to fund growth

     - Catalysts for growth such as changes in regulation, management, business cycle, business mix and industry consolidation.

The Advisor then uses a range of valuation techniques including analyses of price/earnings ratios, price/sale ratios and price/cash flow ratios to identify those companies whose stocks are attractively valued relative to the market, their peer groups and their own price history. Valuation techniques also permit the Advisor to mitigate the potential downside risk of an investment candidate by demonstrating the difference in the estimated value of a company's stock compared to its market price.

THE ADVISOR'S PROCESS -- SELLING PORTFOLIO SECURITIES The Advisor monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies. The Advisor may sell a stock or reduce its position in a stock if:

     - The stock has reached its target price level and its present reward/risk ratio is unattractive

     - The stock is close to its target price level and its present reward/risk ratio is unattractive compared to a candidate company or an attractively valued existing holding

     - The company's fundamentals have deteriorated in a material, long term manner.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to

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achieve its investment objective during the employment of a temporary defensive measure.

SUMMARY OF PRINCIPAL INVESTMENT RISKS

An investment in the Fund is subject to general market risk which is described in the section entitled "Principal Investment Risks."

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

     - Are willing to tolerate significant changes in the value of your investment

     - Are pursuing a long-term goal

     - Are willing to accept higher short-term risk.

The Fund may NOT be appropriate for you if you:

     - Want an investment that pursues market trends or focuses only on particular sectors or industries

     - Need regular income or stability of principal

     - Are pursuing a short-term goal or investing emergency reserves.

PERFORMANCE INFORMATION

Performance information is not provided because the Fund has not been operational for a full calendar year.

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[CALLOUT BOX

                    CONCEPTS TO UNDERSTAND

EQUITY SECURITY means an equity or ownership interest in a company.

MARKET CAPITALIZATION means the value of a company's common stock in the stock market.]

BROWN ADVISORY SMALL-CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to achieve capital appreciation by primarily investing in equity securities.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the common stock of small domestic growth companies ("80% Policy"). Growth companies are companies that have exhibited an above average increase in earnings over the past few years and that have strong, sustainable earnings prospects and attractive stock prices. Small companies are those companies whose market capitalizations are equal to or less than the greater of (i) $1.5 billion or (ii) that of the company with the largest market capitalization company included in the Russell 2000(R) Index ("Market Capitalization Range"). If 80% of the Fund's net assets (including borrowings for investments) are not invested in small, domestic growth companies due to, among other things, changes in the market capitalizations of those companies in the Fund's portfolio, the Fund will limit new investments to domestic growth companies within the Market Capitalization Range.

The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy.

THE ADVISOR'S PROCESS -- PURCHASING PORTFOLIO SECURITIES The Advisor starts by identifying a universe of small companies. From these companies, the Advisor selects those with the potential to grow earnings 20% or more annually and a market capitalization within the Market Capatilization Rabge. The Advisor then performs a fundamental analysis of these companies. The Advisor uses the data to identify companies that have:

      - Significant business opportunities relative to their operating history and size

      - Proprietary products, services or distribution systems

      - Management with a plan that the Advisor can understand and monitor

      - Attractively priced stocks compared to their growth potential.

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The Advisor plans to invest in these companies early in their life cycle and to hold the investments for the long-term if they continue to satisfy the Fund's investment criteria.

THE ADVISOR'S PROCESS -- SELLING PORTFOLIO SECURITIES The Advisor monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies. The Advisor may sell a stock or reduce its position in a stock if:

      - The stock subsequently fails to meet the Advisor's initial investment criteria

      - A more attractively priced stock is found or if funds are needed for other purposes

      - The stock becomes overvalued relative to the long-term expectation for the stock price.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

SUMMARY OF PRINCIPAL INVESTMENT RISKS

An investment in the Fund is subject to general market risk and small company risk which are described in the section entitled "Principal Investment Risks."

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

      - Are willing to tolerate significant changes in the value of your investment

      - Are pursuing a long-term goal

      - Are willing to accept higher short-term risk.

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The Fund may NOT be appropriate for you if you:

      - Want an investment that pursues market trends or focuses only on particular sectors or industries

      - Need regular income or stability of principal

      - Are pursuing a short-term goal or investing emergency reserves.

PERFORMANCE INFORMATION

The following chart and table illustrates the variability of the Fund's returns. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Shares from year to year and how the returns of the Fund's Institutional Shares and A Shares compare to a broad measure of market performance.

PERFORMANCE INFORMATION (BEFORE AND AFTER TAXES) REPRESENTS ONLY PAST PERFORM-ANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

Fund Shares issued and outstanding as of July 17, 2002 were reclassified as Institutional Shares.

CALENDAR YEAR TOTAL RETURNS The following chart shows the annual total return of the Fund's Institutional Shares for each full calendar year that the Fund has operated.

[EDGAR PRESENTATION OF GRAPH]

        2000                       -15.59
        2001                       -12.96
        2002                       -39.41
        2003                        52.37

     The calendar year-to-date total return as of June 30, 2004 was 6.11%.

During the periods shown in the chart, the highest quarterly return was 34.96% (for the quarter ended December 31, 2001) and the lowest quarterly return was -35.46 % (for the quarter ended September 30, 2001).

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AVERAGE ANNUAL TOTAL RETURN The following table compares the average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sales of the Fund's Institutional Shares as of December 31, 2003, to those of the Russell 2000(R) Growth Index. The table also compares the average annual total return before taxes of A Shares to the Russell 2000 Growth Index.

                                                     1         SINCE
                                                   YEAR     INCEPTION
 Institutional Shares(1) -- Return Before Taxes   52.37%      0.85%
 Institutional Shares(1) -- Return After Taxes on
 Distributions                                    52.37%      0.68%
 Institutional Shares(1) -- Return After Taxes on
 Distributions and Sale of Fund Shares            34.04%      0.70%
 A Shares(2) -- Return Before Taxes               44.20%     43.98%
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 RUSSELL 2000 GROWTH INDEX                        48.54%     -1.06%(3)

(1) Institutional Shares commenced operations on June 28, 1999.

(2) A Shares commenced operations on September 20, 2002.

(3) For the period from June 28, 1999 through December 31, 2003.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the Fund's other returns due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Russell 2000 Growth Index measures the performance of those companies in the Russell 2000 Index with higher price/book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the smallest 2,000 companies in the Russell 3000(R) Index and represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index is unmanaged and reflects reinvestment of all dividends paid by stocks included in the index. Unlike performance of the Fund, the Russell 2000 Growth Index's performance does not reflect the effect of expenses.

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[CALLOUT BOX

                    CONCEPTS TO UNDERSTAND

EQUITY SECURITY means an equity or ownership interest in a company.


MARKET CAPITALIZATION means the value of a company's common stock in the stock market.]

BROWN ADVISORY SMALL-CAP VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of small companies that are traded primarily in the U.S. securities markets ("80% Policy"). Small companies are those whose market capitalizations are less than $2.5 billion at the time of their purchase.

The Fund primarily invests in the securities of companies that Cardinal Capital Management, L.L.C., the Fund's sub-advisor ("Cardinal"), believes are undervalued based on the companies' ability to generate cash flow beyond that required for normal operations and reinvestment in the business. Importantly, management could use this excess cash flow to pay dividends, make acquisitions, pay down debt and/or buy back stock.

The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy.

THE SUB-ADVISOR'S PROCESS -- PURCHASING PORTFOLIO SECURITIES Cardinal looks for companies that are believed to have stable and predictable businesses that generate cash flow in excess of what is needed to pay all expenses and reinvest in the business, and have competent and motivated management teams. Cardinal also seeks companies whose securities are undervalued because of temporary issues that are likely to be resolved in the near future.

Cardinal focuses on gathering information on companies that are not well known to most institutional investors, by developing opinions on companies or businesses that are contrary to prevailing thinking, or by investigating corporate events (such as substantial share repurchases or insider buying) that may signal a company's undervaluation. Once investment opportunities are identified, Cardinal researches prospective companies by analyzing regulatory financial disclosures, and by speaking with industry experts and

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company management. The purpose of this research is to get a clear understanding of the company's business model, competitive advantages and capital allocation discipline.

Cardinal anticipates that the Fund's portfolio will consist of 45 to 60 positions, broadly diversified across industries and market sectors. Position sizes range from 1% to 4% of net assets measured at cost at the time of investment. Cardinal considers several factors in determining position size including the predictability of the business, the level of the stock price relative to the targeted purchase price, trading liquidity and catalysts that should result in stock price appreciation. Such catalysts may include the redeployment of excess cash to benefit shareholders, a turnaround in operations, the sale or liquidation of unprofitable operations, an accretive acquisition or merger, a change in management, an improvement in industry prospects or the cessation of circumstances which have depressed operating results.

THE SUB-ADVISOR'S PROCESS -- SELLING PORTFOLIO SECURITIES Portfolio securities are sold for a number of reasons, including the stock's expected return falling below 20% either due to price appreciation or adverse changes in company fundamentals, the market capitalization of the position reaching $5 billion, or the existence of better relative values elsewhere. Cardinal monitors the companies in the Fund's portfolio. Cardinal may sell a stock or reduce its position in a stock if:

     - The stock subsequently fails to meet Cardinal's initial investment criteria

     - A more attractively priced stock is found or if funds are needed for other purposes

     - The stock becomes overvalued relative to the long-term expectation for the stock price.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

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SUMMARY OF PRINCIPAL INVESTMENT RISKS

An investment in the Fund is subject to general market risk and small company risk which are described in the section entitled "Principal Investment Risks."

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

     - Are willing to tolerate significant changes in the value of your investment

     - Are pursuing a long-term goal

     - Are willing to accept higher short-term risk.

The Fund may NOT be appropriate for you if you:

     - Want an investment that pursues market trends or focuses only on particular sectors or industries

     - Need regular income or stability of principal

     - Are pursuing a short-term goal or investing emergency reserves.

PERFORMANCE INFORMATION

Performance information is not provided because the Fund has not been operational for a full calendar year.

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[CALLOUT BOX

                             CONCEPTS TO UNDERSTAND

EQUITY SECURITY means an equity or ownership interest in a company.

EMERGING OR DEVELOPING MARKETS means generally countries other than Canada, the United States or those countries included in the Morgan Stanley Capital International EAFE Index ("EAFE Index"). Currently, the countries included in the EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom]

BROWN ADVISORY INTERNATIONAL FUND

INVESTMENT OBJECTIVE

The Fund seeks maximum long-term total return consistent with reasonable risk to principal.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its total assets in equity securities of small, medium and large size companies located outside of the United States. The Fund expects to diversify its investments across companies located in a number of foreign countries including, but not limited to, Japan, the United Kingdom, Germany, France, Italy, Spain, Switzerland, the Netherlands, Norway, Sweden, Australia, Hong Kong and Singapore. The Fund may also invest in emerging or developing markets. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in the securities of companies based in at least three different countries other than the United States. The Fund does not currently intend to concentrate its investments in the securities of companies located in any one country.

The Advisor uses a multi-manager structure and currently employs two sub-advisors with distinct investment styles to manage the Fund's assets on a daily basis. Under this multi-manager structure, the Advisor allocates the Fund's assets to the sub-advisors who are currently Philadelphia International Advisors LP ("PIA") and Walter Scott & Partners Limited ("Walter Scott").

Although the Advisor delegates the day-to-day management of the Fund to the sub-advisors, the Advisor retains overall supervisory responsibility for the general management and investment of the Fund's assets. The Advisor has retained an independent consultant to help monitor the performance of the sub-advisors and to make recommendations regarding asset allocation amongst the sub-advisors (the "Consulting Services"). The allocation of assets to each sub-advisor may range from 0.00% to 100.00% of the Fund's assets and the Advisor may change the allocations at any time.

THE SUB-ADVISORS' PROCESSES -- PURCHASING PORTFOLIO SECURITIES PIA employs a value oriented investment strategy which means that it focuses on

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companies that it believes are undervalued because the price of their common stocks are inexpensive relative to its estimated earnings and/or dividend-paying ability over the long-term. PIA selects stocks to purchase on behalf of the Fund by evaluating information available regarding individual countries and companies. Countries in which the Fund will invest are selected by evaluating a number of factors including, but not limited to, a country's valuation ratios, such as price-to-earnings and dividend yields, prospective economic growth and government policies. Company selection is primarily determined by evaluating a company's growth outlook and market valuation based on price-to-earnings ratios, dividend yields and other operating and financial conditions.

Walter Scott employs a growth oriented investment strategy and focuses on companies worldwide that provide high return on equity and that operate in industries with above average, sustainable growth. Walter Scott identifies these companies by conducting detailed proprietary analyses of company financial statements and by conducting extensive interviews of company management regarding issues pertinent to company operations such as future business trends and competitive pressures.

THE SUB-ADVISORS' PROCESSES -- SELLING PORTFOLIO SECURITIES Each sub-advisor, monitors the companies in the Fund's portfolio allocated to it for management to determine if there have been any fundamental changes in the companies. A sub-advisor may sell a stock or reduce its position in a stock if:

     - The stock subsequently fails to meet the sub-advisor's initial investment criteria

     - A more attractively priced stock is found or if funds are needed for other purposes

     - The stock becomes overvalued relative to the long-term expectation for the stock price.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest in short-term instruments such as money market securities (including commercial paper, certificates of deposit, banker's acceptances and time deposits), U.S. government securities and repurchase agreements. A defensive position, taken at the wrong time, may have an adverse impact on the

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Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

SUMMARY OF PRINCIPAL INVESTMENT RISKS

An investment in the Fund is subject to general market risk, foreign securities risk, and emerging markets risk which are described in the section entitled "Principal Investment Risks."

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

     - Are willing to tolerate significant changes in the value of your investment

     - Are pursuing a long-term goal

     - Are willing to accept higher short-term risk.

The Fund may NOT be appropriate for you if you:

     - Want an investment that pursues market trends or focuses only on particular sectors or industries

     - Need regular income or stability of principal

     - Are pursuing a short-term goal or investing emergency reserves

     - Cannot tolerate the risks of global investments.

PERFORMANCE INFORMATION

Performance information is not provided because the Fund has not been operational for a full calendar year.

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[CALLOUT BOX

                    CONCEPTS TO UNDERSTAND

EQUITY AND EQUITY RELATED SECURITIES include common stocks, rights or warrants to purchase common stocks, securities convertible into common stocks and preferred stocks.

REITS are companies that pool investor funds to invest primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if, among other things, it distributes to shareholders substantially all of its taxable income (other than net capital gains) for each taxable year.

EQUITY REIT refers to a REIT that invests the majority of its assets directly in real estate and derives its income primarily from rent.

MORTGAGE REIT refers to a REIT that invests the majority of its assets in real estate mortgages and derives its income primarily from interest payments.

HYBRID REIT refers to a REIT that combines the characteristics of both Equity REITs and Mortgage REITs.]

BROWN ADVISORY REAL ESTATE FUND

INVESTMENT OBJECTIVE

The Fund seeks to produce a high level of current income as its primary objective and achieve capital appreciation as its secondary objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity and equity related securities issued by "real estate companies," such as real estate investment trusts ("REITs") ("80% Policy"). A real estate company is a company that, at the time of the Fund's initial purchase, derives at least 50% of its revenues from the ownership, financing, construction, management or sale of commercial, industrial, or residential real estate or has at least 50% of it assets invested in such real estate.

The Fund must provide shareholders with 60 days' prior written notice if it decreases the percentage limitations associated with its 80% Policy.

In seeking to fulfill its investment objective, the Fund generally focuses its investment in REITs. The Fund anticipates that it will invest primarily in securities issued by equity REITs that are expected to have an above-average dividend rate relative to the REITs in the Fund's benchmark. The Fund intends to use these REIT dividends to help the Fund meet its primary investment objective of producing a high level of current income. The Fund may also invest in mortgage REITs and hybrid REITs. In addition to income from rent and interest, REITs may realize capital gains by selling properties or other assets that have appreciated in value.

The Fund may invest up to 20% of its net assets in the investment grade debt securities of issuers, including real estate companies, governmental issuers and corporations. To the extent the Fund invests in such fixed income securities, it will invest primarily in securities with short to intermediate maturity, but may invest in fixed income securities of any maturity.

THE ADVISOR'S PROCESS -- PURCHASING PORTFOLIO SECURITIES The Advisor uses fundamental real estate analysis and quantitative securities analysis to select

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investments in real estate companies that the Advisor believes will have favorable dividend yields and whose securities are attractively valued relative to comparable real estate companies. The Advisor uses the qualitative and quantitative data from its analyses to identify companies that have:

     - Quality real estate portfolios in markets with some barriers to entry

     - Attractive lease rollover schedules

     - Conservative financial structures that allow access to the capital markets in good and bad economic periods

     - Dividends that are not only covered by current cash flow, but also have the potential for growth

     - Management with capability to add value to their real estate portfolios through acquisitions, development, renovations, and finan-cial positioning.

THE ADVISOR'S PROCESS -- SELLING PORTFOLIO SECURITIES The Advisor monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies. The Advisor may sell a stock or reduce its position in a stock if:

     - The stock has reached its target price level and its present reward/risk ratio is unattractive

     - The stock is close to its target price level and its present reward/risk ratio is unattractive compared to a candidate company or a more attractively valued existing holding

     - The company's fundamentals have deteriorated in a material, long-term manner.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

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SUMMARY OF PRINCIPAL INVESTMENT RISKS

An investment in the Fund is subject to general market risk, real estate market risk, small company risk, interest rate risk, credit risk and non-diversification risk which are described in the section entitled "Principal Investment Risks."

Because REITs have on-going operating fees and expenses, which may include management, operating and administration expenses, REIT shareholders including the Fund will bear a proportionate share of those expenses in addition to the expenses of the Fund.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

     - Are willing to tolerate share price volatility of equity investing

     - Are pursuing current income and long term growth of capital

     - Are willing to accept higher short-term risk.

The Fund may NOT be appropriate for you if you:

     - Need stability of principal

     - Cannot tolerate the possibility of sharp price swings and market declines

     - Do not want to invest in a concentrated portfolio of real estate companies.

PERFORMANCE INFORMATION

Performance information is not provided because the Fund has not been operational for a full calendar year.

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PRINCIPAL INVESTMENT RISKS

An investment in a Fund is subject to one or more of the following risks as summarized in the Risk/Return Summary pertaining to the Fund:

GENERAL MARKET RISK

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In general, stock values are affected by activities specific to the company as well as general market, economic and political conditions. A Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which a Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that a Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program. You could lose money on your investment in a Fund, or the Fund could underperform other investments. Other general market risks include:

     - The market may not recognize what the Advisor or a sub-advisor believes to be the true value or growth potential of the stocks held by a Fund

     - The earnings of the companies in which the Fund invests will not continue to grow at expected rates, thus causing the price of the underlying stocks to decline

     - The smaller a company's market capitalization, the greater the potential for price fluctuations and volatility of its stock due to lower trading volume for the stock, less publicly available information about the company and less liquidity in the market for the stock. The potential for price fluctuations in the stock of a medium capitalization company may be greater than that of a large capitalization company

     - The Advisor's or sub-advisor's judgment as to the growth potential or value of a stock may prove to be wrong

     - A decline in investor demand for the stocks held by the Fund also may adversely affect the value of the securities

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     - If a Fund invests in value stocks, value stocks can react differently to market, political and economic developments than other types of stocks and the market as a whole.

SMALL COMPANY RISK

If a Fund invests in small companies, an investment in the Fund can have more risk than investing in larger, more established companies. An investment in a Fund may have the following additional risks:

     - Analysts and other investors typically follow these companies less actively and therefore information about these companies is not always readily available

     - Securities of many small companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies

     - Changes in the value of small company stocks may not mirror the fluctuation of the general market

     - More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks.

For these and other reasons, the prices of small capitalization securities can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in a Fund may exhibit a higher degree of volatility than the general domestic securities market.

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FOREIGN SECURITIES RISK

If a Fund invests in foreign securities, an investment in the Fund will have the following additional risks:

     - Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets

     - Changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the operations of foreign companies and the value of their securities

     - Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund's investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar

     - Foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation. There may be less publicly available information on foreign companies and foreign companies may not be subject to uniform accounting, auditing, and financial standards as are U.S. companies

     - Foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems

     - Certain foreign brokerage commissions and custody fees may be higher than those in the U.S.

     - Dividends payable on the foreign securities contained in the Fund's portfolio may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Fund' shareholders.

EMERGING MARKETS RISK

If a Fund invests in emerging markets, markets which can have more risk than investing in developed foreign markets, an investment in the Fund may have the following additional risks:

     - Information about the companies in these countries is not always readily available

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     - Stocks of companies traded in these countries may be less liquid and the prices of these stocks may be more volatile than the prices of the stocks in more established markets

     - Greater political and economic uncertainties exist in emerging markets than in developed foreign markets

     - The securities markets and legal systems in emerging markets may not be well developed and may not provide the protections and advantages of the markets and systems available in more developed countries

     - Very high inflation rates may exist in emerging markets and could negatively impact a country's economy and securities markets

     - Emerging markets may impose restrictions on the Fund's ability to repatriate investment income or capital and thus, may adversely effect the operations of the Fund

     - Certain emerging markets impose constraints on currency exchange and some currencies in emerging may have been devalued significantly against the U.S. dollar

     - Governments of some emerging markets exercise substantial influence over the private sector and may own or control many companies. As such, governmental actions could have a significant effect on economic conditions in emerging markets, which, in turn, could effect the value of the Fund's investments

     - Emerging markets may be subject to less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies.

For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on your investment in the Fund. As a result, an investment in the Fund may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

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REAL ESTATE MARKET RISK

A Fund that invests in real estate companies is subject to the risks of the real estate market including:

     - Declines in the value of real estate

     - Changes in interest rates

     - Lack of available mortgage funds or other limits on obtaining capital

     - Overbuilding

     - Extended vacancies of properties

     - Increases in property taxes and operating expenses

     - Changes in zoning laws and regulations

     - Casualty or condemnation losses.

INTEREST RATE RISK

The value of your investment in a Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the securities in which a Fund invests. The longer the duration a fixed income security, the more its value typically falls in response to an increase in interest rates.

CREDIT RISK

The financial condition of an issuer of a security held by a Fund may cause it to default or become unable to pay interest or principal due on the security. A Fund cannot collect interest and principal payments on a fixed income security if the issuer defaults. The degree of risk for a particular security may be reflected in its credit rating. Generally, investment risk and price volatility increase as a security's credit rating declines. Accordingly, the value of your investment in a Fund may change in response to changes in the credit ratings of the Fund's portfolio securities. A Fund may invest in fixed income securities that are issued by U.S. Government sponsored entities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal Home Loan Banks.

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Investments in these securities involve credit risk as they are not backed by the full faith and credit of the U.S. Government.

NON-DIVERSIFIED RISK

If a Fund is "non-diversified," its investments are not required to meet certain diversification requirements under Federal law. A "non-diversified" Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Thus, the Fund may have fewer holdings than other funds. As a result, a decline in the value of those investments would cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

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FEE TABLES

The following tables describe the various fees and expenses that you will pay if you invest in a Fund. Shareholder fees are charges you pay when buying, selling, or exchanging shares of a Fund. Operating expenses, which include fees of the Advisor, are paid out of the Fund's assets and are factored into the share price of a Fund (or class thereof) rather than charged directly to shareholder accounts.

                                               BROWN ADVISORY   BROWN ADVISORY        BROWN ADVISORY
SHAREHOLDER FEES                               GROWTH EQUITY     VALUE EQUITY        SMALL-CAP GROWTH
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           FUND             FUND                  FUND
                                                INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL     A
                                                   SHARES           SHARES           SHARES         SHARES
 Maximum Sales Charge (Load) Imposed on
 Purchases (as a percentage of the offering price)  None             None             None       5.50%(1)
 Maximum Sales Charge (Load) Imposed on
 Reinvested Distributions                           None             None             None        None
 Maximum Deferred Sales Charge (Load) Imposed on
 Redemptions (as a percentage of the sale price)    None             None             None        None(2)
 Redemption Fee (as a percentage of amount
 redeemed)                                         1.00%(3)         1.00%(3)         1.00%(3)     None
 Exchange Fee (as a percentage of amount redeemed) 1.00%(3)         1.00%(3)         1.00%(3)     None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees                                   0.75%            0.75%            1.00%       1.00%
 Distribution (12b-1) Fees                          None             None             None       0.25%
 Other Expenses                                    0.41%            0.29%            0.27%       0.64%
 TOTAL ANNUAL FUND OPERATING EXPENSES(4)(5)        1.16%            1.04%            1.27%       1.89%

(1) No initial sales charge is applied to purchases of $1 million or more.

(2) A contingent deferred sales charge ("CDSC") of 1.00% will be charged on purchases of $1 million or more that are liquidated in whole or in part within two years of purchase.

(3) Institutional Shares redeemed or exchanged within 14 days of purchase will be charged a fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares -- Redemption Fee" and "Exchange Privileges" for additional information.

(4) Based on projected amounts for the Fund's fiscal year ending May 31, 2005.

(5) The Custodian has voluntarily agreed to waive its custody fee. As a result, and based upon projected amounts for fiscal year ending May 31, 2005, projected net expenses for Brown Advisory Growth Equity Fund Institutional Shares are 1.14%, for Brown Advisory Value Equity Fund Institutional Shares are 1.01%, for Brown Advisory Small-Cap Growth Fund Institutional Shares are 1.25%, and for Brown Advisory Small-Cap Growth Fund A Shares are 1.87%. Voluntary fee waivers may be reduced or eliminated at any time.

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                                              BROWN ADVISORY    BROWN ADVISORY   BROWN ADVISORY
SHAREHOLDER FEES                              SMALL-CAP VALUE   INTERNATIONAL     REAL ESTATE
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)          FUND              FUND             FUND
                                                                INSTITUTIONAL    INSTITUTIONAL
                                                                   SHARES           SHARES
 Maximum Sales Charge (Load) Imposed on
 Purchases (as a percentage of the offering price) None             None             None
 Maximum Sales Charge (Load) Imposed on
 Reinvested Distributions                          None             None             None
 Maximum Deferred Sales Charge (Load) Imposed on
 Redemptions (as a percentage of the sale price)   None             None             None
 Redemption Fee (as a percentage of amount
 redeemed)                                         1.00%(1)         1.00%(1)         1.00%(1)
 Exchange Fee (as a percentage of amount redeemed) 1.00%(1)         1.00%(1)         1.00%(1)
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees                                   1.00%            1.05%             0.75%
 Distribution (12b-1) Fees                         None             None              None
 Other Expenses                                    0.42%(2)         0.35%(2)          1.13%(2)
 TOTAL ANNUAL FUND OPERATING EXPENSES              1.42%(2)(3)      1.40%(2)          1.88%(2)
 Fee Waiver and Expense Reimbursement               N/A              N/A             (0.88%)(4)
 NET EXPENSES                                       N/A              N/A              1.00%(4)

(1) Institutional Shares redeemed or exchanged within 14 days of purchase will be charged a fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares -- Redemption Fee" and "Exchange Privileges" for additional information.

(2) Based on projected amounts for the Fund's fiscal year ending May 31, 2005.

(3) The Custodian has voluntarily agreed to waive its custody fee. As a result, and based upon projected amounts for fiscal year ending May 31, 2005, projected net expenenses for Brown Advisory Small-Cap Value Fund is 1.37%.

(4) Based on contractual fee waivers and expense reimbursements that may decrease after September 30, 2005.

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EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund (or class thereof) for the time periods indicated, you pay the applicable maximum sales charge and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that the Fund's (or class') Total Annual Fund Operating Expenses and Net Expenses (if applicable) remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          BROWN        BROWN                               BROWN         BROWN          BROWN
                        ADVISORY     ADVISORY        BROWN ADVISORY       ADVISORY     ADVISORY       ADVISORY
                         GROWTH        VALUE           SMALL-CAP         SMALL-CAP   INTERNATIONAL   REAL ESTATE
                       EQUITY FUND  EQUITY FUND       GROWTH FUND        VALUE FUND      FUND           FUND
                       INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL   A                 INSTITUTIONAL  INSTITUTIONAL
                         SHARES       SHARES        SHARES       SHARES                 SHARES         SHARES
1 YEAR                    $118         $106          $129         $731      $145         $143           $102
3 YEARS                   $368         $331          $403        $1,111     $449         $443           $505
5 YEARS                   $638         $574          $697        $1,515     $776         $766           $934
10 YEARS                $1,409       $1,271        $1,534       $2,640    $1,702       $1,680         $2,129

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                                                                      MANAGEMENT

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices, and discuss other matters affecting each Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISOR AND SUB-ADVISORS

Each Fund's Advisor is Brown Investment Advisory Incorporated, 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231. The Advisor is a wholly-owned subsidiary of Brown Investment Advisory & Trust Company, a trust company operating under the laws of Maryland. Brown Investment Advisory & Trust Company is a wholly-owned subsidiary of Brown Advisory Holdings Incorporated, a holdings company incorporated under the laws of Maryland in 1998. Prior to 1998, Brown Investment Advisory & Trust Company operated as a subsidiary of Bankers Trust under the name of Alex. Brown Capital Advisory & Trust Company. The Advisor and its affiliates have provided investment advisory and management services to clients for over 9 years. As of June 30, 2004, the Advisor and its affiliates had approximately $5.2 billion of assets under management.

The Advisor receives an annual advisory fee from each Fund at an annual rate of each Fund's average annual daily net assets as indicated below. For the fiscal period/year ended May 31, 2004, the Advisor received, after applicable fee waivers, an advisory fee at an annual rate of each Fund's average annual daily net assets as follows:

                                        ANNUAL      ADVISORY FEE
                                     ADVISORY FEE     RETAINED
 Brown Advisory Growth Equity Fund      0.75%          0.58%
 Brown Advisory Value Equity Fund       0.75%          0.72%
 Brown Advisory Small-Cap Growth Fund   1.00%          1.00%
 Brown Advisory Small-Cap Value Fund    1.00%          0.42%
 Brown Advisory International Fund      1.00%          0.95%
 Brown Advisory Real Estate Fund        0.75%          0.00%

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The Advisor is also entitled to receive a maximum annual fee of 0.05% of the Fund's average daily net assets of Brown Advisory International Fund as reimbursement for Consulting Services costs incurred with respect to the Fund.

Subject to the general control of the Board, the Advisor is directly responsible for making the investment decisions for Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, and Brown Advisory Real Estate Fund.

Subject to the general control of the Board and the Advisor, the following sub-advisors make the investment decisions for the following Funds:

                FUND                               SUB-ADVISOR
 Brown Advisory Small-Cap Value Fund     Cardinal Capital Management, L.L.C.
 Brown Advisory International Fund       Philadelphia International Advisors, LP
                                         Walter Scott & Partners Limited

Cardinal Capital Management, L.L.C., One Fawcett Place, Greenwich, Connecticut 06830, commenced operations as a Delaware limited liability company in 1995 and provides investment advisory services for clients, including endowments, public and private pension funds, and high net worth individuals seeking investments in small value companies. Brown Advisory Small-Cap Value Fund is the first mutual fund for which Cardinal has provided investment advisory services. For its advisory services provided to Brown Advisory Small-Cap Value Fund, Cardinal receives an advisory fee from the Advisor at an annual rate of 0.75% of the Fund's average daily net assets. As of June 30, 2004, the Sub-Advisor had over $817 million of assets under management.

Philadelphia International Advisors, LP ("PIA") is located at One Liberty Place, 1650 Market Street, Philadelphia, Pennsylvania 19103. PIA is a limited partnership founded in 2001 to provide investment advisory services for those seeking international equity investments. As of June 30, 2004, PIA had approximately $4.5 billion of assets under management.

Walter Scott & Partners Limited is located at One Charlotte Square, Edinburgh EH2 4DZ Scotland. Walter Scott was founded in 1983 and is a corporation organized under the laws of Scotland. Walter Scott provides investment advisory services to institutions, charitable organizations, state and municipal governments, investment companies (including mutual

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funds), pension and profit sharing plans (other than plan participants), and other pooled investments. As of June 30, 2004, Walter Scott had approximately $10.8 billion of assets under management.

The Trust, on behalf of Brown Advisory International Fund, and the Advisor have applied for exemptive relief from the U.S. Securities and Exchange Commission to permit the Advisor, with the approval of the Board, to appoint and replace Fund sub-advisors and to enter into and approve amendments to sub-advisory agreements without obtaining shareholder approval. Pursuant to the application for exemptive relief, the Trust will be required to notify shareholders of the retention of a new Fund sub-advisor within 90 days after the hiring of the new sub-advisor.

PORTFOLIO MANAGERS

The Advisor has assigned responsibility for the day-to-day management of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, and Brown Advisory Small-Cap Growth Fund to a team of investment personnel. Walter Scott has assigned responsibility for the day-to-day management of the Brown Advisory International Fund assets it manages to a team of investment personnel. These teams make all the investment decisions with respect to the Funds' portfolios (or that portion of the assets of Brown Advisory International Fund allocated to Walter Scott) and no other person is primarily responsible for making recommendations to the teams.

Individual portfolio managers directly responsible for the day-to-day management of Brown Advisory Small-Cap Value Fund are:

AMY K. MINELLA, co-founder and the managing partner of Cardinal, has been responsible for client relationships as well as investment research and portfolio management for Cardinal since 1995. Ms. Minella has 24 years of investment experience. In 1992, while a managing director of Deltec Asset Management, she launched what would become the sub-advisor's value equity business. Prior to co-founding Cardinal in 1995, Ms. Minella created the high yield management group at Deltec in 1986. Before joining Deltec in 1983 to research companies for Deltec's oil and gas program, she was an associate in the corporate finance program at Merrill Lynch, specializing in the cable

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television business. Ms. Minella holds a B.A. from Mount Holyoke College and an M.B.A. from the Stanford Graduate School of Business.

EUGENE FOX, III, managing director of Cardinal, has been responsible for investment research and portfolio management for Cardinal since 1995. Mr. Fox has 18 years of investment experience. Prior to joining Cardinal in 1995, Mr. Fox was a managing director of Deltec Asset Management where he and Ms. Minella built Cardinal's value equity business. Mr. Fox joined Deltec in 1993 from D.S. Kennedy & Co., a small-cap value equity firm, where he was an investment analyst. Prior to D.S. Kennedy & Co., he held positions at FMC Corporation from 1984 to 1991. Mr. Fox holds a B.A. from the University of Virginia and an M.B.A from the University of Chicago Graduate Business School.

ROBERT B. KIRKPATRICK, managing director of Cardinal, has been responsible for investment research and portfolio management for Cardinal since 2000. Mr. Kirkpatrick has 19 years of investment experience. Prior to joining Cardinal in 2000, Mr. Kirkpatrick was a founder of Breeco Management L.P., a value-oriented equity investment firm. Prior to that, Mr. Kirkpatrick held positions at Unifund S.A., a global private investment company, Bigler Investment Management and CIGNA Corporation. Mr. Kirkpatrick holds a B.A. from Williams College and holds the Chartered Financial Analyst designation.

The portfolio manager responsible for the day-to-day management of Brown Advisory Real Estate Fund is:

WILLIAM K. MORRILL, a Partner and Senior Real Estate Portfolio Manager of the Adviser, is responsible for the day-to-day management of the Brown Advisory Real Estate Fund. Prior to joining the Adviser in August 2003, Mr. Morrill was a Managing Director and CEO of LaSalle Investment Management (Securities) ("LaSalle") since 1995. He was in charge of the direct real estate asset management division of LaSalle and its predecessor companies from 1987 through 1993 and the head of LaSalle's direct real estate Investment Committee from 1993 through 1994. Mr. Morrill has over 18 years of real estate experience and is a member of the National Association of Real Estate Investment Trusts ("NAREIT") where he was on the Editorial Board for the REIT Report published by NAREIT. He has authored articles on real estate investment trusts in INVESTMENT DECISIONS, REAL ESTATE FINANCE, PENSION WORLD, AND REAL ESTATE ACCOUNTING AND TAXATION.

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Mr. Morrill holds a B.A. degree from The Johns Hopkins University and an M.B.A. with Distinction from the Harvard Business School.

The portfolio manager responsible for the day-to-day management of assets allotted to PIA for Brown Advisory International Fund is:

ANDREW B. WILLIAMS, President and Chief Executive Officer and Chief Investment Officer of PIA, is responsible for making the investment decisions for the Fund assets allocated to PIA for management. Mr. Williams has been employed by the sub-advisor since January 1, 2002. From May 1985 through December 31, 2001,
Mr. Williams was employed by The Glenmede Trust Company and Glenmede
Advisors, Inc., Glenmede Trust's wholly owned subsidiary, as a portfolio manager.

OTHER SERVICE PROVIDERS

Citigroup Global Transaction Services, through its various affiliates (collectively "Citigroup"), provides certain administration, portfolio accounting and transfer agency services to each Fund.

The distributor (principal underwriter) of each Fund acts as the Fund's representative in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares. The distributor is not affiliated with the Advisor or with Citigroup or its affiliated companies.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of a Fund class include that class' own expenses as well as Trust expenses that are allocated between the Fund, its classes of shares and all other funds of the Trust. The Advisor or other service providers may waive all or any portion of their fees and reimburse certain expenses of a Fund or class. Any waiver or expense reimbursement increases a Fund's performance for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

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YOUR ACCOUNT

[CALLOUT BOX

HOW TO CONTACT THE FUNDS

WRITE TO US AT:
  Brown Advisory Funds
  P.O. Box 446
  Portland, Maine 04112

OVERNIGHT ADDRESS:
  Brown Advisory Funds
  Two Portland Square
  Portland, Maine 04101

TELEPHONE US AT:
  (800) 540-6807 (toll free)

WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:
  Deutsche Bank Trust
  Company Americas
  New York, New York
  ABA #021001033

FOR CREDIT TO:
  Forum Shareholder
   Services, LLC
  Account # 01-465-547
  Re: (Name of Your Fund
   and Class)
  (Your Name)
  (Your Account Number)]

GENERAL INFORMATION

You may purchase or sell (redeem) shares of a Fund (or class) on each weekday that the New York Stock Exchange is open. Under unusual circumstances, a Fund (or class) may accept and process shareholder orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

You may purchase or sell (redeem) shares of a Fund (or class) at the NAV of a share of that Fund (or class) next calculated plus any applicable sales charge (or minus any applicable sales charge or redemption/exchange fee in the case of redemptions or exchanges) after the transfer agent receives your request in proper form (as described in this Prospectus on pages 39 through 54). For instance, if the transfer agent receives your purchase, redemption, or exchange request in proper form after 4:00 p.m. Eastern time, your transaction will be priced at the next business day's NAV of the relevant Fund (or class) plus any applicable sales charge (or minus any applicable sales charge or redemption/exchange fee in the case of redemptions or exchanges). A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Funds do not issue share certificates.

If you purchase shares directly from any Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED Each Fund (or class) calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, each Fund (or class) may accept and process orders and calculate an NAV when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which NAV is calculated may change in case of an emergency. The

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NAV of each Fund (or class) is determined by taking the market value of that Fund's (or class') total assets, subtracting the Fund's (or class') liabilities, and then dividing the result (net assets) by the number of outstanding shares of the Fund (or class). Each Fund values securities for which market quotations are readily available at current market value. Each Fund values securities at fair value pursuant to procedures adopted by the Board if (i) market quotations are insufficient or not readily available or (ii) the Advisor believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which each Fund's securities primarily trade but before the times as of which each Fund calculates it's NAV.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of the Funds or the classes thereof. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

The Advisor has entered into an arrangement with its affiliated broker/dealer, Brown Advisory Securities, LLC, through which investors may purchase or redeem Fund shares. The Advisor will, at its own expense, compensate Brown Advisory Securities, LLC 50% of the Advisor's management fee in connection with the sale or expected sale of Fund shares. Such payments will create an incentive for Brown Advisory Securities, LLC to recommend that you purchase Fund shares.

ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of the Funds' overall obligation to deter money laundering under Federal Law. The Trust has adopted an Anti-Money Laundering Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, each Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are

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deemed to be in the best interest of a Fund or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If an order is rescinded or your account is liquidated due to perceived threatening conduct or suspected fraudulent or illegal activity, you will not be able to recoup any sales charges or redemption fees assessed. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH, or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier's check or traveler's check).

   CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA"), or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Brown Advisory Funds" or to one or more owners of the account and endorsed to "Brown Advisory Funds". For all other accounts, the check must be made payable on its face to "Brown Advisory Funds." A $20 charge may be imposed on any returned checks.

   ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

   WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

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MINIMUM INVESTMENTS Each Fund accepts investments in the following minimum amounts:

                                              MINIMUM          MINIMUM
                                              INITIAL        ADDITIONAL
                                            INVESTMENT(1)    INVESTMENT(2)
INSTITUTIONAL SHARES
 Standard Accounts                              $5,000            $100
 Traditional and Roth IRA Accounts              $2,000            $100
 Accounts with Systematic Investment Plans      $2,000            $100
A SHARES
 Standard Accounts                              $2,000            $100
 Traditional and Roth IRA Accounts              $1,000            $  0
 Accounts with Systematic Investment Plans      $  250            $100
 Qualified Retirement Plans                     $    0            $  0

(1) Minimum initial investment for standard accounts, traditional and Roth IRA accounts, accounts with systematic investment plans and qualified retirement plans is $2,000, $1,000, $250 and $0, respectively, for Brown Advisory Small-Cap Value Fund.

(2) There is no additional investment required for traditional and Roth IRA accounts and qualified retirement plans with respect to Brown Advisory Small-Cap Value Fund.

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    ACCOUNT REQUIREMENTS

       TYPE OF ACCOUNT                     REQUIREMENT
 INDIVIDUAL, SOLE                 - Instructions must be signed
 PROPRIETORSHIP AND JOINT           by all persons required to
 ACCOUNTS                           sign exactly as their names
 Individual accounts and sole       appear on the account.
 proprietorship accounts are
 owned by one person. Joint
 accounts have two or more
 owners (tenants).

 GIFTS OR TRANSFERS TO A MINOR    - Depending on state laws, you
 (UGMA, UTMA)                       can set up a custodial account
 These custodial accounts           under the UGMA or the UTMA.
 provide a way to give money      - The custodian must sign
 to a child and obtain tax          instructions in a manner
 benefits.                          indicating custodial
                                    capacity.
 BUSINESS ENTITIES                - Submit a secretary's (or
                                    similar) certificate covering
                                    incumbency and authority.
 TRUSTS                           - The trust must be
                                    established before an account
                                    can be opened.
                                  - Provide the first and
                                    signature pages from the trust
                                    document identifying the
                                    trustees.

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ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, a Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you. If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, a Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

A Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to close your account at the NAV next calculated after the Fund decides to close your account and to remit proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any sales charges or redemption fees assessed.

A Fund may reject your application under the Trust's Anti-Money Laundering Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

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INVESTMENT PROCEDURES

    HOW TO OPEN AN ACCOUNT        HOW TO ADD TO YOUR ACCOUNT
 BY CHECK                       BY CHECK
 - Call or write us for an      - Fill out an investment slip
   account application          from a confirmation or write
 - Complete the application       us a letter
   (and other required          - Write your account number on
   documents)                      your check
 - Mail us your application     - Mail us the slip (or your
   (and other required          letter) and the check
   documents) and a check

 BY WIRE                        BY WIRE
 - Call or write us for an      - Call to notify us of your
   account application            incoming wire
 - Complete the application     - Instruct your financial
   (and other required            institution to wire your money
   documents)                     to us
 - Call us to fax the
   completed application (and
   other required documents)
   and we will assign you an
   account number
 - Mail us your original
   application (and other
   required documents)
 - Instruct your financial
   institution to wire your
   money to us
 BY ACH PAYMENT                 BY SYSTEMATIC INVESTMENT
 - Call or write us for an      - Complete the systematic
   account application            investment section of the
 - Complete the application       application
   (and other required          - Attach a voided check to
   documents)                     your application
 - Call us to fax the           - Mail us the completed
   completed application (and     application and voided check
   other required documents)    - We will electronically debit
   and we will assign you an      the purchase amount from the
   account number                 financial institution
 - Mail us your original          account identified on your
   application (and other         account application
   required documents)
 - We will electronically
   debit the purchase amount
   from the financial
   institution account
   identified on your account
   application

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SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment.

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in excessive trading.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

Each Fund Class processes redemption orders promptly. Under normal circumstances, a Fund Class will send redemption proceeds to you within a week. If a Fund Class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

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                      HOW TO SELL SHARES FROM YOUR ACCOUNT

  BY MAIL
  - Prepare a written request including:
    - Your name(s) and signature(s)
    - Your account number
    - The Fund name and class
    - The dollar amount or number of shares you want to sell
    - How and where to send the redemption proceeds
  - Obtain a signature guarantee (if required)
  - Obtain other documentation (if required)
  - Mail us your request and documentation
  BY WIRE
  - Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
  - Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
  - Mail us your request (See "By Mail")
  BY TELEPHONE
  - Call us with your request (unless you declined telephone redemption privileges on your account application)
  - Provide the following information:
    - Your account number
    - Exact name(s) in which the account is registered
    - Additional form of identification
  - Redemption proceeds will be:
    - Mailed to you OR
    - Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
  SYSTEMATICALLY
  - Complete the systematic withdrawal section of the application
  - Attach a voided check to your application
  - Mail us your completed application
  - Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

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TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders with a signature guarantee for each shareholder for any of the following:

     - Written requests to redeem $100,000 or more

     - Changes to a shareholder's record name

     - Redemptions from an account for which the address or account registration has changed within the last 30 days

     - Sending redemption and distribution proceeds to any person, address or financial institution account not on record

     - Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account

     - Adding or changing ACH or wire instructions, telephone redemption or exchange options or any other election in connection with your account.

The transfer agent reserves the right to require a signature guarantee on any redemptions.

REDEMPTION FEE The sale of a Fund's Institutional Shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed for any sale of shares made within 14 days from the date of purchase. The fee is charged for the benefit of the Fund's remaining shareholders and will be

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paid to the Fund to help offset transaction costs. To calculate redemption fees, each Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. Each Fund reserves the right to modify the terms of or terminate the redemption fee at any time.

There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:

     - redemptions in a deceased shareholder account if such an account is registered in the deceased's name
     - redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration)
     - redemptions of shares purchased through a dividend reinvestment program
     - redemptions pursuant to a systematic withdrawal plan
     - redemptions in a qualified retirement plan under section 401(a) of the Internal Revenue Code ("IRC") or a plan operating consistent with Section 403(b) of the IRC.

SMALL ACCOUNTS With respect to each Fund, if the value of your account falls below $1,000 (excluding Qualified Retirement Accounts) with respect to Institutional Shares or $500 (excluding Qualified Retirement Accounts) with respect to A Shares, the Fund may ask you to increase your balance. If after 60 days, the account value is still below $1,000 (excluding Qualified Retirement Accounts) for Institutional Shares or $500 (excluding Qualified Retirement Accounts) for A Shares, the applicable Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value. There are no minimum balance requirements for Qualified Retirement Accounts.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect a Fund's operations (for example, if it represents more than 1.00% of the Fund's assets).

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LOST ACCOUNTS The transfer agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable on more than two consecutive occasions, unless the transfer agent determines your new address. When an account is "lost", all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

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CHOOSING A SHARE CLASS --
BROWN ADVISORY SMALL-CAP GROWTH FUND

The following is a summary of the differences between Institutional Shares and A Shares of the Fund:

      INSTITUTIONAL SHARES                    A SHARES
 - Designed for eligible           - Designed for retail investors
   institutions (financial         - Initial sales charge of 5.50%
   institutions, corporations,       or less. No initial sales charge
   trusts, estates and religious     applies to purchases of $1
   and charitable organizations),    million or more
   employee benefit plans with     - Deferred sales charge of 1.00%
   assets of at least $10            on purchases of $1 million or
   million, and registered           more liquidated in whole or in
   investment advisors or            part within 2 years
   financial planners purchasing   - Higher expense ratio than
   shares on behalf of clients       Institutional Shares due to
   and who charge asset-based or     Rule 12b-1 fees
   hourly fees
 - No initial or deferred sales
   charges
 - Lower expense ratio than A
   Shares due to no Rule 12b-1
   distribution fees
 - Redemption/Exchange fee of
   1.00%. The Redemption/Exchange
   fee does not apply to shares
   redeemed after 14 days from
   the date of purchase

Sales charges and fees vary considerably between the Fund's classes. You should carefully consider the differences in the classes' fee and sales charge structures as well as the length of time you wish to invest in the Fund before choosing which class to purchase. Please review the Fee Table and Sales Charge Schedules for the Fund before investing in a Fund. You may also want to consult with a financial adviser in order to help you determine which class is most appropriate for you.

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SALES CHARGE SCHEDULE -- A SHARES An initial sales charge is assessed on purchases of A Shares as follows:

                       SALES CHARGE (LOAD) AS % OF:
                           PUBLIC         NET ASSET
 AMOUNT OF PURCHASE    OFFERING PRICE      VALUE(1)    REALLOWANCE %
 $0 to $49,999              5.50%           5.82%          5.00%
 $50,000 to $99,999         4.50%           4.71%          4.00%
 $100,000 to $249,999       3.50%           3.68%          3.00%
 $250,000 to $499,999       2.50%           2.56%          2.25%
 $500,000 to $999,999       2.00%           2.04%          1.75%
 $1,000,000 and up(2)       0.00%           0.00%          0.00%

(1) Rounded to the nearest one-hundredth percent.

(2) No initial sales charge applies on purchases of $1 million or more. A CDSC of up to 1.00% will be charged on purchases of $1 million or more that are liquidated in whole or in part within two years of purchase.

The offering price for A Shares includes the relevant sales charge. The commission paid to the distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares. Normally, reallowances are paid as indicated in the above table. From time to time, however, the distributor may elect to reallow the entire sales charge for all sales during a particular period.

From time to time and at its own expense, the distributor may provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include the provision of travel arrangements and lodging, tickets for entertainment events and merchandise.

REDUCED SALES CHARGES You may qualify for a reduced initial sales charge on purchases of Brown Advisory Small-Cap Growth Fund's A Shares under rights of accumulation ("ROA") or a letter of intent ("LOI"). To determine the applicable reduced sale charge under ROA, the Fund will combine the value of your current purchase with the value of any A Shares of any other series of the Trust managed by the Advisor (as of the Fund's prior business day) and that were purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts ("Accounts"). A

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fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. In determining whether a purchase qualifies under ROA, the Fund will consider the value of the Fund's A Shares and any A Shares of another Trust series managed by the Advisor purchased previously only if they were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK FOR THE REDUCTION AT THE
TIE OF PURCHASE. You must also provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages) and the following additional information, as applicable, regarding these accounts:

     - Information or records regarding Fund A Shares or A Shares of other Trust series managed by the Advisor held in all accounts in your name at the transfer agent

     - Information or records regarding Fund A Shares or A Shares of other Trust series Managed by the Advisor held in all accounts in your name at another financial intermediary

     - Information or records regarding Fund A Shares or A Shares of other Trust series managed by the Advisor for your Accounts at the transfer agent or another financial intermediary.

The Fund may amend or terminate this right of accumulation at any time.

You may also enter into an LOI, which expresses your intent to invest $100,000 or more in the Fund's A Shares within a period of 13 months. Each purchase under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Fund an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the A Shares as if such purchases were executed in a single transaction.

ELIMINATION OF INITIAL SALES CHARGES -- A SHARES Certain persons may also be eligible to purchase or redeem A Shares without a sales charge. No sales charge is assessed on the reinvestment of A Shares' distributions. No sales charge is assessed on purchases made for investment purposes by:

     - A qualified retirement plan under Section 401(a) of the Internal Revenue Code ("IRC") or a plan operating consistent with
       Section 403(b) of the IRC

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     - Any bank, trust company, savings institution, registered investment advisor, financial planner or securities dealer on behalf of an account for which it provides advisory or fiduciary services pursuant to an account management fee

     - Trustees and officers of the Trust; directors, officers and full-time employees of the Advisor, the distributor, any of their affiliates or any organization with which the distributor has entered into a Selected Dealer or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative

     - Any person who has, within the preceding 90 days, redeemed Fund shares and completes a reinstatement form upon investment (but only on purchases in amounts not exceeding the redeemed amounts)

     - Any person who exchanges into the Fund from another Trust series or other mutual fund that participates in the Trust's exchange program established for that Fund.

The Fund requires appropriate documentation of an investor's eligibility to purchase or redeem A Shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

CONTINGENT DEFERRED SALES CHARGE SCHEDULE -- A SHARES A CDSC of 1.00% is assessed on redemptions of A Shares that were part of a purchases of $1 million or more and that are liquidated in whole or in part within two years of purchase.

To satisfy a redemption request, the Fund will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains. The Fund will then liquidate shares in the order that they were first purchased until the redemption request is satisfied.

The distributor pays a sales commission of 1.00% of the offering price of A Shares to brokers that initiate and are responsible for purchases of $1 million or more.

RULE 12B-1 DISTRIBUTION AND SHAREHOLDER SERVICE FEES The Trust has adopted a Rule 12b-1 plan under which the Fund pays the

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distributor a fee equal to 0.25% of the average daily net assets of A Shares for distribution services and the servicing of shareholder accounts. Because A Shares pay distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges. The distributor may pay any fee received under the Rule 12b-1 plan to the Advisor or other financial institutions that provide distribution and shareholder services with respect to A Shares.

EXCHANGE PRIVILEGES

You may exchange your Fund shares for shares of certain other mutual funds, including other Trust series. For a list of mutual funds available for exchange, call the transfer agent. Be sure to confirm with the transfer agent that the fund into which you exchange is available for sale in your state. Not all funds available for exchange may be available for purchase in your state. Because exchanges are a sale and purchase of shares, they may have tax consequences.

In addition, if you exchange Institutional Shares within 14 days of purchase, you will be charged a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares -- Redemption Fee" above for additional information. To calculate redemption fees, each Fund uses the FIFO method to determine the holding period. Under this method, the date of the exchange is compared with the earliest purchase date of shares held in the account. A Fund reserves the right to modify the terms of or terminate the exchange fee at any time.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is currently no limit on exchanges, but a Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

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                                HOW TO EXCHANGE

 BY MAIL
 - Prepare a written request including:
    - Your name(s) and signature(s)
    - Your account number
    - The names of each fund (and class) you are exchanging
    - The dollar amount or number of shares you want to sell (and exchange)
- Open a new account and complete an account application if you are requesting different shareholder privileges
- Obtain a signature guarantee, if required
- Mail us your request and documentation

BY TELEPHONE
- Call us with your request (unless you declined telephone redemption privileges on your account application)
- Provide the following information:
    - Your account number
    - Exact name(s) in which account is registered
    - Additional form of identification

RETIREMENT ACCOUNTS

Each Fund offers IRA accounts, including traditional and Roth IRAs. Each Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

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OTHER PERFORMANCE INFORMATION

PAST PERFORMANCE OF WILLIAM K. MORRILL,
PORTFOLIO MANAGER -- BROWN ADVISORY REAL ESTATE FUND

The performance data set forth below relate to the historical performance of the private accounts managed by the portfolio manager when employed at another investment advisor and prior to the commencement of operations of Brown Advisory Real Estate Fund in December 2003,* pursuant to the real estate income strategy (the "Composite"), the style used to manage the Fund. The portfolio manager manages private accounts for the Advisor, but not other registered investment companies, with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund. Due to, among other things, the short time for which these private accounts have been managed by the portfolio manager and for which there is limited availability of performance information, the performance of these accounts is not included in the Composite. The Advisor does not manage registered investment companies with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund.

While the Advisor is primarily responsible for the Fund's performance, the information presented does not represent the past performance of the Fund. If the performance of the Composite had been readjusted to reflect the first year expenses of the Fund, the performance of the Composite would have been lower. You should not consider these performance data as an indication of future performance of the Fund.

All returns presented below were calculated on a total return basis, include the reinvestment of all dividends and interest, and take into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the actual investment advisory fees charged, brokerage commissions and execution costs paid by the private accounts included in the Composite, without provision for Federal or state income taxes.

The Fund's performance will be calculated using the method required by the U.S. Securities and Exchange Commission, which differs from the method used to calculate the performance of the private accounts. The private accounts are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the private accounts could have been adversely affected (i.e., lower) if the private accounts included in the Composite had been regulated as investment companies under the Federal securities laws.

The following chart and table show the average annual total return of the private accounts for the periods ended March 31, 2003. As described above,

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the return figures reflect performance net of advisory fees and transaction costs. It is anticipated that shareholders of the Fund will bear higher fees and expenses than those that were applicable to the private accounts. The data are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. You should be aware that the use of a methodology different from that used to calculate the performance below could result in different performance data.

---------------

* As set forth on page 35, Mr. Morrill, the portfolio manager of the Fund, was in charge of the real estate securities program at LaSalle Investment (Securities) and its predecessor companies from July 1985 to July 2003. He held the positions of Chief Executive Officer and a Managing Director of LaSalle Investment Management (Securities) from 1995 through July 2003. At LaSalle, Mr. Morrill also was the head of the investment committee responsible for the management of private accounts with various investment strategies, including the real estate income strategy. The private accounts managed in the real estate income strategy comprise the Composite. Mr. Morrill was responsible for all investment decisions for the private accounts comprised in the Composite.

REAL ESTATE INCOME COMPOSITE
AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIOD ENDING MARCH 31, 2003
[EDGAR PRESENTATION OF GRAPH

        1 Year                                  2.20
        Since Inception (April 1, 2001)        13.31

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ANNUAL RETURNS                 REAL ESTATE     NAREIT
(PERIODS ENDED                    INCOME       EQUITY     S&P 500
MARCH 31, 2003)                COMPOSITE(1)   INDEX(2)   INDEX(3)
 1 Year                            2.20%       -3.45%     -24.77%
 Since Inception (2001-2003)(4)   13.31%        8.91%     -13.16%

(1) The presentation above describes 13 accounts valued at $5.1 million, as of March 31, 2003. The Composite comprises all discretionary accounts that were managed by the portfolio manager in the real estate income strategy while at LaSalle. There are no accounts excluded from the Composite. Although the private accounts were managed by applying objectives, policies and strategies that are substantially similar to those to be used by the Advisor in connection with the Fund, the Fund may invest in different securities than the private accounts. During the period for which performance is shown, the total assets contained in the accounts were between $250,000 and $5.1 million. The Fund's assets may be substantially greater and the size of the Fund may affect the types of investment it will make. Investors should not assume that they will experience returns in the future, comparable to those show above.

(2) The NAREIT Equity Index (the "Index") is a commonly used index measuring the performance of all publicly-traded real estate investment trusts that are Equity REITs as determined and complied by the National Association of Real Estate Investment Trusts. The Index is unmanaged, does not include any expenses, taxes, fees or charges and performance is calculated assuming the reinvestment of all distributions. No Index is directly comparable to the Composite or to the Fund. An investor cannot invest directly in the Index. The performance data are set forth solely for the information of the prospective investors in the Fund. The Fund does not restrict its investment to securities included in the Index.

(3) The S&P 500 Index is a market index of common stocks. Like the NAREIT Index, the S&P 500 Index is unmanaged and reflects reinvestment of all dividends paid by the stocks included in the index. Unlike the performance figures for the Composite, the S&P 500 Index's performance does not reflect the effect of expenses.

(4) Since inception, April 1, 2001.

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PAST PERFORMANCE OF CARDINAL CAPITAL MANAGEMENT,
L.L.C., SUB-ADVISOR -- BROWN ADVISORY SMALL-CAP VALUE FUND

The performance data set forth below relate to the historical performance of the private client accounts managed by Cardinal* pursuant to its small-cap value equity style (the "Composite"), the style used to manage Brown Advisory Small-Cap Value Fund which commenced operations in October 2003. Cardinal does not manage registered investment companies with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund.

While Cardinal is primarily responsible for the Fund's performance, the information presented does not represent the past performance of the Fund. If the performance of the Composite had been readjusted to reflect the first year expenses of the Fund, the performance of the Composite would have been lower. You should not consider these performance data as an indication of future performance of the Fund.

Results for the full period are time-weighted and dollar-weighted in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS). Transactions were recorded on trade date. Cash balances and cash equivalents are included in the performance. All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, and take into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the actual investment advisory fees charged, brokerage commissions and execution costs paid by Cardinal's private accounts, without provision for Federal or state income taxes. Custodial fees, if any, were not included in the calculations.

The Fund's performance will be calculated using the method required by the U.S. Securities and Exchange Commission, which differs from the method used to calculate the performance of the private accounts. The private accounts are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the private accounts could have been adversely affected (i.e., lower) if the private

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accounts included in the composite had been regulated as investment companies under the Federal securities laws.

The following chart and table show the average annual total return of Cardinal's private accounts for the periods ended December 31, 2003. The total return figures reflect performance net of all advisory fees and transaction costs. The data are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. You should be aware that the use of a methodology different from that used to calculate the performance below could result in different performance data.

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* Cardinal manages the private accounts and the Fund pursuant to its small-cap value equity strategy. Ms. Minella, one of the Fund's portfolio managers, commenced Cardinal's value equity strategy on behalf of the private accounts on June 30, 1992 while a Managing Director at Deltec Asset Management ("Deltec"). Mr. Fox joined her at Deltec as a portfolio manager in May 1993. On April 12, 1995, Ms. Minella co-founded Cardinal and since that date, the private accounts have been managed by Cardinal under the direction of Ms. Minella and Mr. Fox. In July 2000, Mr. Kirkpatrick, the Fund's other portfolio manager, joined Cardinal and began assisting Ms. Minella and Mr. Fox in the management of the private accounts.

CARDINAL'S SMALL-CAP VALUE EQUITY STRATEGY
COMPOSITE AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIOD ENDING DECEMBER 31, 2003
[EDGAR PRESENTATION OF GRAPH]

        1 Year                          33.32
        3 Years                         15.45
        5 Years                         11.14
        Since Inception (May 1, 1995)   16.10

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                                 CARDINAL'S
                                 SMALL-CAP      RUSSELL
                                VALUE EQUITY    2000(R)     RUSSELL
                                  STRATEGY       VALUE      2000(R)
YEAR(S)                         COMPOSITE(1)    INDEX(2)    INDEX(3)
 1 Year 2003                       33.32%        46.02%      47.25%
 3 Years (2000-2003)               15.45%        13.85%       6.30%
 5 Years (1998-2003)               11.14%        12.28%       7.15%
 Since Inception (1995-2003)(4)    16.10%        14.12%      10.37%

(1) The presentation above describes 21 accounts valued at $467.12 million, as of December 31, 2003. The Composite comprises all discretionary accounts that have substantially similar investment restrictions and are managed in the small-cap value equity strategy, except those having less than $5 million in assets. As of December 31, 2003, 23 accounts were excluded from the composite (combined assets of $60.86 million). Composite performance includes terminated accounts and accounts that have been open for at least one month.

(2) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

(3) The Russell 2000 Index is a widely recognized, capitalization-weighted index, which measures the performance of the 2,000 smallest companies in the Russell 3000 index.

(4) Since Inception, May 1, 1995 through December 31, 2003.

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OTHER INFORMATION

DISTRIBUTIONS

Each Fund declares distributions from net investment income at least quarterly. Any net capital gain realized by each Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

Each Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

A Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. A Fund's distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to certain state and local taxes. Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

A portion of a Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that a Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met. A Fund's distributions of dividends that it receives from REITs generally do not constitute "qualified dividend income."

Distributions of capital gain and distributions of net investment income reduce the NAV of a Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

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The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange.

A Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax.
Any amounts withheld may be credited against your Federal income tax liability. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

After December 31 of each year, a Fund will mail you reports containing information about the income tax classification of distributions paid during the year. The REITs in which Brown Advisory Real Estate Fund invests may not provide complete tax information to the Fund until after the calendar year end. As a result, it may be necessary for Brown Advisory Real Estate Fund to request permission to extend the deadline for the issuance of a Form 1099-DIV until after January 31 or to issue a revised Form 1099-DIV after January 31.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware statutory trust. The Funds do not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

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FINANCIAL HIGHLIGHTS

The financial highlight tables are intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund Share. The total return in the tables represent the rate that an investor would have earned on an investment in each Fund, assuming reinvestment of all dividends and distributions. The information for each Fund for the year ended May 31, 2004 has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

                                                   SELECTED DATA FOR A SINGLE SHARE
                              --------------------------------------------------------------------------
                                                                                       DISTRIBUTIONS
                                                                                   ---------------------
                              NET ASSET      NET       NET REALIZED
                               VALUE,     INVESTMENT       AND        TOTAL FROM    FROM NET    FROM NET
                              BEGINNING     INCOME      UNREALIZED    INVESTMENT   INVESTMENT   REALIZED
                              OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS     INCOME      GAINS
 BROWN ADVISORY VALUE EQUITY
 FUND
 Year/Period Ended
   May 31, 2004(b)
      Institutional Shares     $12.86        0.04          0.56          0.60        (0.02)         --
   December 31, 2003
      Institutional
        Shares(d)(e)            10.00        0.07          3.38          3.45        (0.07)      (0.52)
 BROWN ADVISORY GROWTH
 EQUITY FUND
 Year/Period Ended
   May 31, 2004(f)
      Institutional Shares     $ 7.22          --(c)       1.12          1.12        (0.01)         --
   May 31, 2003
      Institutional
        Shares(g)                7.58        0.03         (0.35)        (0.32)       (0.04)         --
      A Shares(e)                6.96          --          0.25          0.25           --          --
   May 31, 2002
      Institutional
        Shares(g)                9.40        0.04         (1.82)        (1.78)       (0.04)         --
   May 31, 2001
      Institutional
        Shares(g)               10.85        0.02         (1.46)        (1.44)       (0.01)         --
   May 31, 2000
      Institutional
        Shares(e)(g)            10.00        0.01          0.85          0.86        (0.01)         --
 BROWN ADVISORY REAL ESTATE
 FUND
 Year/Period Ended
   May 31, 2004
      Institutional Shares(e)  $10.00        0.21          0.03          0.24        (0.14)         --

                                      SELECTED DATA FOR A SINGLE SHARE
                              -------------------------------------------------
                                   DISTRIBUTIONS
                              -----------------------
                                            TOTAL                    NET ASSET
                              RETURN    DISTRIBUTIONS                  VALUE,
                                OF           TO         REDEMPTION     END OF
                              CAPITAL   SHAREHOLDERS     FEES(A)       PERIOD
 BROWN ADVISORY VALUE EQUITY
 FUND
 Year/Period Ended
   May 31, 2004(b)
      Institutional Shares       --         (0.02)           --(c)     $13.44
   December 31, 2003
      Institutional
        Shares(d)                --         (0.59)           --         12.86
 BROWN ADVISORY GROWTH
 EQUITY FUND
 Year/Period Ended
   May 31, 2004(e)
      Institutional Shares       --         (0.01)           --(c)     $ 8.33
   May 31, 2003
      Institutional
        Shares(f)                --         (0.04)           --          7.22
      A Shares                   --            --            --          7.21
   May 31, 2002
      Institutional
        Shares(f)                --         (0.04)           --          7.58
   May 31, 2001
      Institutional
        Shares(f)                --         (0.01)           --          9.40
   May 31, 2000
      Institutional
        Shares(f)                --         (0.01)           --         10.85
 BROWN ADVISORY REAL ESTATE
 FUND
 Year/Period Ended
   May 31, 2004
      Institutional Shares       --         (0.14)           --(c)     $10.10

(a) Calculated based on average shares outstanding during the period.

(b) Effective May 31, 2004, the Fund changed its fiscal year end from December 31 to May 31.

(c) Less than $0.01 per share.

(d) Effective December 31, 2003, A Shares were reclassified as Institutional Shares. For the period from February 17, 2003 (commencement of operations for A Shares) through December 31, 2003, the cumulative inception-to-date return was 40.69%. For the aforementioned period, the annualized gross expenses and net expenses ratios were 10.83% and 1.25%, respectively.

(e) Fund/class commenced operations as follows:
    Brown Advisory Value Equity Fund Institutional Shares      January 28, 2003
    Brown Advisory Growth Equity Fund Institutional Shares     June 28, 1999
    Brown Advisory Growth Equity Fund A Shares                 May 5, 2003
    Brown Advisory Real Estate Fund Institutional Shares       December 10, 2003

(f) Effective December 31, 2003, A Shares were reclassified as Institutional Shares. For the period from June 1, 2003 through December 31, 2003, the cumulative inception-to-date return for A Shares was 17.82%. For the aforementioned period, the annualized gross expenses and net expenses ratios were 10.13% and 1.24%, respectively.

(g) Shares issued and outstanding as of February 11, 2003 were reclassified as Institutional Shares.

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                                                                         RATIOS/SUPPLEMENTAL DATA
                                          ---------------------------------------------------------------------------------------
                                                                               RATIOS TO AVERAGE NET ASSETS(A)
                                                                           ----------------------------------------
                                                         NET ASSETS AT          NET                                    PORTFOLIO
                                           TOTAL         END OF PERIOD      INVESTMENT        NET          GROSS        TURNOVER
                                           RETURN       (000'S OMITTED)    INCOME (LOSS)    EXPENSES    EXPENSES(B)       RATE
 BROWN ADVISORY VALUE EQUITY FUND
 Year/Period Ended
   May 31, 2004(c)
      Institutional Shares                4.69 %(d)         $95,117            0.82%         1.00%          1.09%         33%
   December 31, 2003
      Institutional Shares(e)(f)         34.79 %(d)         66,555            1.04%         1.00%          1.49%         71%
 BROWN ADVISORY GROWTH EQUITY FUND
 Year/Period Ended
   May 31, 2004(g)                       15.52 %          $44,709            0.03%         1.00%          1.21%         32%
      Institutional Shares
   May 31, 2003
      Institutional Shares(h)              (4.16)%           34,067            0.50%         0.73%          1.29%         42%
      A Shares(f)                         3.59 %(d)              10            0.14%         1.25%       1477.65%         42%
   May 31, 2002
      Institutional Shares(h)             (18.96)%           36,273            0.45%         0.47%          1.22%         50%
   May 31, 2001
      Institutional Shares(h)             (13.29)%           38,022            0.22%         0.77%          1.22%         82%
   May 31, 2000
      Institutional Shares(f)             8.59 %(d)          31,537            0.14%         1.00%          1.55%         42%
 BROWN ADVISORY REAL ESTATE FUND
 Year/Period Ended
   May 31, 2004
      Institutional Shares(f)             2.34 %(d)         $13,861            5.23%         1.00%          4.52%         15%

(a) All ratios for periods less than a year are annualized.

(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or expense reimbursements for a Fund.

(c) Effective May 31, 2004, the Fund changed its fiscal year end from December 31 to May 31.

(d) Not annualized.

(e) Fund/class commenced operations as follows:
    Brown Advisory Value Equity Fund Institutional Shares      January 28, 2003
    Brown Advisory Growth Equity Fund Institutional Shares     June 28, 1999
    Brown Advisory Growth Equity Fund A Shares                 May 5, 2003
    Brown Advisory Real Estate Fund Institutional Shares       December 10, 2003

(f) Effective December 31, 2003, A Shares were reclassified as Institutional Shares. For the period from February 17, 2003 (commencement of operations for A Shares) through December 31, 2003, the cumulative inception-to-date return was 40.69%. For the aforementioned period, the annualized gross expenses and net expenses ratios were 10.83% and 1.25%, respectively.

(g) Effective December 31, 2003, A Shares were reclassified as Institutional Shares. For the period from June 1, 2003 through December 31, 2003, the cumulative inception-to-date return for A Shares was 17.82%. For the aforementioned period, the annualized gross expenses and net expenses ratios were 10.13% and 1.24%, respectively.

(h) Shares issued and outstanding as of February 11, 2003 were reclassified as Institutional Shares.

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                                                   SELECTED DATA FOR A SINGLE SHARE
                              --------------------------------------------------------------------------
                                                                                       DISTRIBUTIONS
                                                                                   ---------------------
                              NET ASSET      NET       NET REALIZED                               FROM
                               VALUE,     INVESTMENT       AND        TOTAL FROM    FROM NET      NET
                              BEGINNING     INCOME      UNREALIZED    INVESTMENT   INVESTMENT   REALIZED
                              OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS     INCOME      GAINS
 BROWN ADVISORY SMALL-CAP
 GROWTH FUND
 Year/Period Ended
   May 31, 2004(b)
      Institutional Shares     $ 7.99       (0.14)         2.26          2.12           --          --
      A Shares                  15.06       (0.30)         4.33          4.03           --          --
   May 31, 2003
      Institutional
        Shares(d)                8.26       (0.09)        (0.18)        (0.27)          --          --
      A Shares(e)               11.18       (0.18)         4.06          3.88           --          --
      B Shares(e)               10.56       (0.17)         3.79          3.62           --          --
   May 31, 2002
      Institutional
        Shares(d)               11.67       (0.10)        (3.31)        (3.41)          --          --
   May 31, 2001
      Institutional
        Shares(d)               13.82       (0.10)        (1.56)        (1.66)          --       (0.49)
   May 31, 2000
      Institutional
        Shares(d)(e)            10.00       (0.10)         3.92          3.82           --          --
 BROWN ADVISORY SMALL-CAP
 VALUE FUND
 Year/Period Ended
   May 31, 2004
      Institutional Shares(e)  $10.00       (0.01)         1.32          1.31           --          --(c)
 BROWN ADVISORY
 INTERNATIONAL FUND
 Year/Period Ended
   May 31, 2004(f)
      Institutional Shares     $13.48        0.09          0.13          0.22        (0.01)         --
   December 31, 2003
      Institutional Shares(e)   10.00        0.15          3.96          4.11        (0.17)      (0.46)

                                      SELECTED DATA FOR A SINGLE SHARE
                              -------------------------------------------------
                                   DISTRIBUTIONS
                              -----------------------
                                            TOTAL                    NET ASSET
                              RETURN    DISTRIBUTIONS                  VALUE,
                                OF           TO         REDEMPTION      END
                              CAPITAL   SHAREHOLDERS     FEES(A)     OF PERIOD
 BROWN ADVISORY SMALL-CAP
 GROWTH FUND
 Year/Period Ended
   May 31, 2004(b)
      Institutional Shares       --            --            --(c)     $10.11
      A Shares                   --            --            --         19.09
   May 31, 2003
      Institutional
        Shares(d)                --            --            --(c)       7.99
      A Shares(e)                --            --            --         15.06
      B Shares(e)                --            --            --         14.18
   May 31, 2002
      Institutional
        Shares(d)                --            --            --          8.26
   May 31, 2001
      Institutional
        Shares(d)                --         (0.49)           --         11.67
   May 31, 2000
      Institutional
        Shares(d)                --            --            --(c)      13.82
 BROWN ADVISORY SMALL-CAP
 VALUE FUND
 Year/Period Ended
   May 31, 2004
      Institutional Shares       --            --            --(c)     $11.31
 BROWN ADVISORY
 INTERNATIONAL FUND
 Year/Period Ended
   May 31, 2004(e)
      Institutional Shares       --         (0.01)           --(c)     $13.69
   December 31, 2003
      Institutional Shares       --         (0.63)           --(c)      13.48

(a) Calculated based on average shares outstanding during the period.

(b) Effective December 31, 2003, B Shares were reclassified as A Shares. For the period from June 1, 2003 through December 31, 2003, the cumulative inception-to-date return for B Shares was 66.95%. For the aforementioned period, the annualized gross expenses and net expenses ratios were 3.91% and 1.99%, respectively.

(c) Less than $0.01 per share.

(d) Brown Advisory Small-Cap Growth Fund shares issued and outstanding as of July 17, 2002 were reclassified as Institutional Shares.

(e) Fund/class commenced operations as follows:
    Brown Advisory Small-Cap Growth Fund Institutional Shares June 28, 1999
    Brown Advisory Small-Cap Growth Fund A Shares             September 20, 2002
    Brown Advisory Small-Cap Growth Fund B Shares             September 20, 2002
    Brown Advisory Small-Cap Value Fund                       October 31, 2003
    Brown Advisory International Fund Institutional Shares    January 28, 2003

(f) Effective May 31, 2004, the Fund changed its fiscal year end from December 31 to May 31.

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                                                                   RATIOS/SUPPLEMENTAL DATA
                                 --------------------------------------------------------------------------------------------
                                                                            RATIOS TO AVERAGE NET ASSETS(A)
                                                                        ----------------------------------------
                                                      NET ASSETS AT          NET                                    PORTFOLIO
                                  TOTAL               END OF PERIOD      INVESTMENT        NET          GROSS       TURNOVER
                                  RETURN             (000'S OMITTED)    INCOME (LOSS)    EXPENSES    EXPENSES(B)      RATE
BROWN ADVISORY SMALL-CAP GROWTH FUND
 Year/Period Ended
   May 31, 2004(c)
      Institutional Shares         26.53%               $112,594             (1.21)%      1.23%         1.24%          25%
      A Shares                     26.76%(d)              18,846             (1.49)%      1.50%         1.81%          25%
   May 31, 2003
      Institutional Shares(e)      (3.27)%               103,357             (1.20)%      1.25%         1.28%          33%
      A Shares(f)                  34.70%(d)(g)           16,625             (1.46)%      1.50%         1.95%          33%
      B Shares(f)                  34.28%(g)               1,409             (1.96)%      2.00%         4.95%          33%
   May 31, 2002
      Institutional Shares(e)     (29.22)%               126,199             (1.17)%      1.24%         1.24%          21%
   May 31, 2001
      Institutional Shares(e)     (12.08)%               107,565             (0.95)%      1.25%         1.25%          25%
   May 31, 2000
      Institutional Shares(e)(f)   38.20%(g)              87,959             (0.80)%      1.25%         1.35%          30%
 BROWN ADVISORY SMALL-CAP VALUE
 FUND
 Year/Period Ended
   May 31, 2004
      Institutional Shares(f)      13.13%(g)            $ 39,779             (0.33)%      1.25%         2.04%          33%
 BROWN ADVISORY INTERNATIONAL
 FUND
 Year/Period Ended
   May 31, 2004(h)
      Institutional Shares          1.63%(g)            $125,796              1.51%       1.25%         1.30%          39%
   December 31, 2003
      Institutional Shares(f)      41.77%(g)             119,655              1.35%       1.25%         1.37%          66%

(a) All ratios for periods less than a year are annualized.

(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or expense reimbursements for a Fund.

(c) Effective December 31, 2003, B Shares were reclassified as A Shares. For the period from June 1, 2003 through December 31, 2003, the cumulative inception-to-date return for B Shares was 66.95%. For the aforementioned period, the annualized gross expenses and net expenses ratios were 3.91% and 1.99%, respectively.

(d) Total return excludes the effect of sales charges for A Shares.

(e) Brown Advisory Small-Cap Growth Fund shares issued and outstanding as of July 17, 2002 were reclassified as Institutional Shares.

(f) Fund/class commenced operations as follows:
    Brown Advisory Small-Cap Growth Fund Institutional Shares June 28, 1999
    Brown Advisory Small-Cap Growth Fund A Shares             September 20, 2002
    Brown Advisory Small-Cap Growth Fund B Shares             September 20, 2002
    Brown Advisory Small-Cap Value Fund                       October 31, 2003
    Brown Advisory International Fund Institutional Shares    January 28, 2003

((g) Not annualized.

(h) Effective May 31, 2004, the Fund changed its fiscal year end from December 31 to May 31.

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                       BROWN ADVISORY GROWTH EQUITY FUND
                              Institutional Shares

                        BROWN ADVISORY VALUE EQUITY FUND
                              Institutional Shares

                      BROWN ADVISORY SMALL-CAP GROWTH FUND
                              Institutional Shares
                                    A Shares

                      BROWN ADVISORY SMALL-CAP VALUE FUND

                       BROWN ADVISORY INTERNATIONAL FUND
                              Institutional Shares

                        BROWN ADVISORY REAL ESTATE FUND
                              Institutional Shares

FOR MORE INFORMATION

                           ANNUAL/SEMI-ANNUAL REPORTS
Additional information about each Fund's investments is available in the Fund's annual/semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
 The SAI provides more detailed information about each Fund and is incorporated by reference into, and is legally part of, this Prospectus.

                              CONTACTING THE FUND
 You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about each Fund by contacting the Fund at:

                              Brown Advisory Funds
                                  P.O. Box 446
                             Portland, Maine 04112
                                 (800) 540-6807
                                  (toll free)

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
 You can also review each Fund's annual/semi-annual reports, the SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at
         (202) 942-8090. You can get copies of this information, for a fee, by e-mailing or writing to:

                             Public Reference Room
                       Securities and Exchange Commission
                          Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

  Fund information, including copies of the annual/semi-annual reports and the SAI, is available on the SEC's Web site at www.sec.gov.

                    Investment Company Act File No. 811-3023

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                                   PROSPECTUS

                                OCTOBER 1, 2004

                       BROWN ADVISORY MARYLAND BOND FUND

                              Institutional Shares

                    BROWN ADVISORY INTERMEDIATE INCOME FUND

                              Institutional Shares
                                    A Shares

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR
      COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                                               TABLE OF CONTENTS

RISK/RETURN SUMMARY                                  2
       Brown Advisory Maryland Bond Fund
               Investment Objective                  2
               Principal Investment Strategies       2
               Summary of Principal Investment Risks 3
               Who May Want to Invest in the Fund    4
               Performance Information               5
       Brown Advisory Intermediate Income Fund
               Investment Objective                  7
               Principal Investment Strategies       7
               Summary of Principal Investment Risks 8
               Who May Want to Invest in the Fund    8
               Performance Information               9

PRINCIPAL INVESTMENT RISKS                          12

FEE TABLES                                          15

MANAGEMENT                                          17
               The Advisor                          17
               Other Service Providers              18
               Fund Expenses                        18

YOUR ACCOUNT                                        19
               How to Contact the Funds             19
               General Information                  19
               Buying Shares                        21
               Selling Shares                       25
               Choosing a Share Class -- Brown
                 Advisory Intermediate Income Fund  30
               Exchange Privileges                  34
               Retirement Accounts                  35

OTHER INFORMATION                                   36
               Distributions                        36
               Taxes                                36
               Organization                         37

FINANCIAL HIGHLIGHTS                                38

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RISK/RETURN SUMMARY
[CALLOUT BOX

                    CONCEPTS TO UNDERSTAND

BOND means a fixed income security with a long-term maturity, usually 5 years or longer.

FIXED INCOME SECURITY means a security, such as a bond or note, that obligates the issuer to pay the security owner a specified sum of money (interest) at set intervals as well as to repay the principal amount of the security at its maturity.

INVESTMENT GRADE SECURITY means a fixed income security rated in one of the four highest long-term or two highest short-term ratings categories by an NRSRO or unrated and determined to be of comparable quality by the Fund's Advisor at the time of purchase.

MUNICIPAL SECURITY means a fixed income security issued by or on behalf of a state, its local governments and public financing authorities, and by U.S. territories and possessions.

NRSRO means a "nationally recognized statistical rating organization," such as Standard & Poor's, that rates debt securities by relative credit risk.

U.S. GOVERNMENT SECURITY means a fixed income security issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

NOTE means a fixed income security with a short-term maturity, usually less than 1 year.

MATURITY means the date on which a debt security is (or may be) due and payable.]

This Prospectus offers Institutional Shares of Brown Advisory Maryland Bond Fund and Institutional and A Shares of Brown Advisory Intermediate Income Fund, formerly Brown Advisory Intermediate Bond Fund (each, a "Fund" and collectively, the "Funds"). Institutional Shares are designed for institutional investors. A Shares are designed for retail investors.

BROWN ADVISORY MARYLAND BOND FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of current income exempt from both Federal and Maryland State income taxes without undue risk.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in Maryland bonds, including bonds issued on behalf of the State of Maryland, its local governments and public financing authorities ("80% Policy"). The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy.

Although the Fund primarily invests in investment grade Maryland municipal securities, the Fund may also invest in municipal securities issued by other states, U.S. territories, and possessions as well as U.S. Government securities.

Normally, the Fund will invest at least 80% of the Fund's total assets in securities the interest of which is exempt from Federal and Maryland State income taxes. Municipal securities include municipal bonds, notes, and leases. Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to constitutional and statutory requirements for the issuance of long-term debt securities. The Fund invests in general obligation securities and revenue securities, including private activity bonds.

Generally, the average weighted maturity of the Fund's portfolio securities will be between 4 and 10 years.

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THE ADVISOR'S PROCESS The Advisor continuously monitors economic factors such as interest rate outlook and technical factors such as the shape of the yield curve in combination with the stated objective of the Fund to determine an appropriate maturity profile for the Fund's investment portfolio. The Advisor then principally searches for securities that satisfy the maturity profile of the Fund and that provide the greatest potential return relative to the risk of the security. The Advisor may sell a fixed income security if:

     - Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio

     - The security subsequently fails to meet the Advisor's investment criteria

     - A more attractive security is found or funds are needed for another purpose

     - The Advisor believes that the security has reached its appreciation potential.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

SUMMARY OF PRINCIPAL INVESTMENT RISKS

An investment in the Fund is subject to general market risk, interest rate risk, credit risk, prepayment risk, extension risk, Maryland Bonds and Municipal Securities risk, which are described in the section entitled "Principal Investment Risks."

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WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

     - Are a Maryland resident

     - Are an income-oriented investor in a high tax bracket and desire tax-exempt income

     - Seek income and more price stability than stocks offer

     - Seek capital preservation

     - Are pursuing a long-term goal.

The Fund may NOT be appropriate for you if you:

     - Are not a Maryland resident

     - Are pursuing a short-term goal or are investing emergency reserves

     - Are investing funds in a tax-deferred or tax-exempt account (such as an IRA)

     - Do not desire tax-exempt income.

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PERFORMANCE INFORMATION

The following chart illustrates the variability of the Fund's returns. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's returns compare to a broad measure of market performance.

PERFORMANCE INFORMATION 9BEFORE AND AFTER TAXES) REPRESENTS ONLY PAST PERFORM-ANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

Fund shares issued and outstanding as of February 11, 2003 were redesignated as Institutional Shares.

CALENDAR YEAR TOTAL RETURNS The following chart shows the annual total return of the Fund's Institutional Shares for each full calendar year that the Fund has operated.

EDGAR PRESENTATION OF GRAPH
        2001                       4.78
        2002                       8.99
        2003                       3.41]

The calendar year-to-date total return as of June 30, 2004 was -0.91%.

During the periods shown in the chart, the highest quarterly return was 4.07% (for the quarter ended June 30, 2002) and the lowest quarterly return was -0.96% (for the quarter ended December 31, 2001).

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AVERAGE ANNUAL TOTAL RETURN The following table compares the average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sale of the Fund's Institutional Shares as of December 31, 2003, to the Lehman Brothers 7-Year Municipal Bond Index.

                                           1        SINCE
                                         YEAR    INCEPTION(1)
 Return Before Taxes                     3.41%      5.79%
 Return After Taxes on Distributions     3.41%      5.79%
 Return After Taxes on Distributions and
 Sale of Fund Shares                     3.21%      5.47%
-------------------------------------------------------------
 LEHMAN BROTHERS 7-YEAR MUNICIPAL
 BOND INDEX                              5.45%      6.97%(2)

(1) The Fund commenced operations on December 21, 2000.

(2) For the period from December 31, 2000 through December 31, 2003.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Lehman Brothers 7-Year Municipal Bond Index is a market index of investment grade municipal fixed-rate debt securities with an average maturity of 7 years. The index is unmanaged and reflects reinvestment of interest and principal payments. Unlike the performance figures of the Fund, the index's performance does not reflect the effect of expenses.

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[CALLOUT BOX
                    CONCEPTS TO UNDERSTAND

FIXED INCOME SECURITY means a security, such as a bond or note, that obligates the issuer to pay the security owner a specified sum of money (interest) at set intervals as well as to repay the principal amount of the security at its maturity.

U.S. GOVERNMENT SECURITY means a fixed income security issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

MORTGAGE-BACKED SECURITY means a fixed income security representing an interest in a pool of underlying mortgage loans.

ASSET-BACKED SECURITY means a fixed income security representing an interest in an underlying pool of assets such as automobile loans or credit card receivables.

MATURITY means the date on which a debt security is (or may be) due and payable.

NRSRO means a "nationally recognized statistical rating organization," such as Standard & Poor's, that rates debt securities by relative credit risk.

YIELD CURVE means a graph that plots the yield of all fixed income securities of similar quality against the securities' maturities.]

BROWN ADVISORY INTERMEDIATE INCOME FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in fixed income securities such as U.S. Government securities, corporate debt securities, mortgage-backed and asset-backed securities (the "80% Policy"). The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy.

PORTFOLIO MATURITY The Fund invests in fixed income securities that primarily have a maturity that is between one and ten years. Under normal circumstances, the Fund's portfolio will have an average dollar weighted maturity between 3 and 10 years ("Maturity Policy"). The Fund must provide shareholders with 60 days' prior written notice if it changes the limitations associated with its Maturity Policy. The stated average maturity of the Fund may be different from the weighted average maturity due to several factors including prepayment patterns as well as call and put features of the fixed income securities held by the Fund.

The Fund also expects to have an average duration of 2 to 5 years. Duration is a measurement of interest rate sensitivity. For example, if interest rates increase by 1%, under the Fund's duration policy, the value of the Fund may decrease between 2% to 5%.

PORTFOLIO SECURITIES CREDIT RATINGS The Fund may invest in a fixed income security, if at the time of its purchase, the fixed income security is rated in the top four rating categories of an NRSRO or is unrated and deemed to be of comparable quality by the Advisor.

THE ADVISOR'S PROCESS The Advisor determines the appropriate degree of interest rate risk (duration) and maturity structure (yield curve positioning) for the portfolio. This is based on its analysis of economic factors such as the interest rate outlook and technical factors such as the shape of the yield curve. The Advisor then determines the relative and absolute attractiveness

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of each of the market sectors--corporate securities, mortgage-backed securities, asset-backed securities and Treasury and agency securities. Finally, it searches for securities from each sector which meet the maturity and duration needs of the Fund's portfolio. The Advisor may sell a fixed income security if:

     - Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio

     - The security subsequently fails to meet the Advisor's investment criteria

     - A more attractive security is found or funds are needed for another purpose

     - The Advisor believes that the security has reached its appreciation potential.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

SUMMARY OF PRINCIPAL INVESTMENT RISKS

An investment in the Fund is subject to general market risk, interest rate risk, credit risk, prepayment risk, and extension risk, which are described in the section entitled "Principal Investment Risks."

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

     - Seek income

     - Seek capital preservation

     - Are pursuing a long-term goal

     - Are willing to accept the risks of investing in fixed income securities.

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The Fund may NOT be appropriate for you if you:

     - Are pursuing a short-term goal or are investing emergency reserves

     - Are seeking capital appreciation

     - Can not tolerate fluctuation in the value of your investments.

PERFORMANCE INFORMATION

The following chart illustrates the variability of the Fund's returns. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's returns compare to a broad measure of market performance.

PERFORMANCE INFORMATION (BEFORE AND AFTER TAXES) REPRESENTS ONLY PAST PERFORM-ANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

Prior to September 20, 2002, the A Shares and Institutional Shares of the Fund were classes of the Short-Intermediate Income Fund, Inc., another mutual fund (the "Predecessor Fund"). The Predecessor Fund maintained the same investment objective and similar investment policies to that of the Fund. The performance of the A Shares and Institutional Shares for periods prior to September 20, 2002 is that of the A and Institutional Shares, respectively, of the Predecessor Fund.

CALENDAR YEAR TOTAL RETURNS The following chart shows the annual total return of A Shares for the past ten years.

[EDGAR PRESENTATION OF GRAPH
        1994                       3.32
        1995                       5.54
        1996                       4.01
        1997                       7.13
        1998                       6.81
        1999                       0.70
        2000                       9.68
        2001                       8.03
        2002                       7.24
        2003                       3.59]

The calendar year-to-date total return as of June 30, 2004 was 0.03%.

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PERFORMANCE INFORMATION

The bar chart does not reflect sales charges. If it did, returns would be less than those shown. For the period shown in the bar chart, the highest quarterly return in any calendar quarter was 4.98% (quarter ended 6/30/95) and the lowest quarterly return in any calendar quarter was -2.55% (quarter ended 3/31/94).

AVERAGE ANNUAL TOTAL RETURN The following table compares the Fund's average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sale of Fund shares as of December 31, 2003 to the Lehman Brothers Intermediate Aggregate Bond Index.

                            A SHARES(1)              INSTITUTIONAL SHARES(2)
                        1        5       10       1        5           SINCE
                       YEAR    YEARS    YEARS    YEAR    YEARS     INCEPTION(3)
 Return Before
   Taxes               2.04%   5.48%    5.67%    3.91%   6.08%         6.26%
 Return After
   Taxes on
   Distributions       0.79%   3.42%    3.41%    2.53%   3.93%         4.01%
 Return After
   Taxes on
   Distributions
   and Sale of
   Fund Shares         1.31%   3.37%    3.39%    2.53%   3.83%         3.92%
---------------------------------------------------------------------------------
 LEHMAN
   BROTHERS
   INTERMEDIATE
   AGGREGATE
   BOND INDEX          3.81%   6.65%    6.74%    3.81%   6.65%         6.93%(4)

(1) These figures assume the reinvestment of dividends and capital gain distributions and include the impact of maximum sales charges.

(2) These figures assume the reinvestment of dividends and capital gain distributions.

(3) The Fund commenced operations on November 11, 1995.

(4) For the period from October 31, 1995 through December 31, 2003.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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The return after taxes on distributions and sale of Fund shares may exceed the Fund's other returns due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Lehman Brothers Intermediate Aggregate Bond Index, the Fund's primary benchmark, is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities and durations in the intermediate range. This index represents a sector of the Lehman Brothers Aggregate Bond Index. Unlike the performance figures of the Fund, the index's performance does not reflect the effect of expenses.

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PRINCIPAL INVESTMENT RISKS

GENERAL MARKET RISK

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A Fund's net asset value ("NAV"), yield, and total return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which a Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. A Fund is not a complete investment program and there is no assurance that the Fund will achieve its investment objective. You could lose money on your investment in a Fund or the Fund could under perform other investments due to, among other things, poor investment decisions by the Advisor.

INTEREST RATE RISK

The value of your investment in a Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the securities in which a Fund invests. The longer a fixed income security's duration, the more its value typically falls in response to an increase in interest rates.

CREDIT RISK

The financial condition of an issuer of a security held by a Fund may cause it to default or become unable to pay interest or principal due on the security. A Fund cannot collect interest and principal payments on a fixed income security if the issuer defaults. The degree of risk for a particular security may be reflected in its credit rating. Generally, investment risk and price volatility increase as a security's credit rating declines. Accordingly, the value of your investment in a Fund may change in response to changes in the credit ratings of the Fund's portfolio securities. A Fund may invest in fixed income securities that are issued by U.S. Government sponsored entities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal Home Loan Banks. Investments in these securities involve credit risk as they are not backed by the full faith and credit of the U.S. Government.

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PREPAYMENT RISK

Issuers may prepay certain fixed income securities when interest rates fall, forcing a Fund to invest in securities with lower yields and thus reducing its income. The Fund may be exposed to greater prepayment risk because the Fund invests in mortgage-backed and asset-backed securities.

EXTENSION RISK

Issuers may decrease prepayments of principal when interest rates increase, extending the average life and duration of a fixed income security and causing the value of the security to decline. There is a greater risk that a Fund will lose money due to extension risk because the Fund invests in mortgage-backed and asset-backed securities.

MARYLAND BONDS AND MUNICIPAL SECURITIES RISK

Economic or political factors in Maryland may adversely affect issuers of Maryland municipal securities. Adverse economic or political factors will affect a Fund's NAV more than if the Fund invested in more geographically diverse investments. As a result, the value of a Fund's assets may fluctuate more widely than the value of shares of a fund investing in securities relating to a number of different states.

In addition to the state's general obligations, a Fund will invest a significant portion of its assets in bonds that are rated according to the issuer's individual creditworthiness, such as bonds of local governments and public authorities. While local governments in Maryland depend principally on their own revenue sources, they could experience budget shortfalls due to cutbacks in state aid. Certain Fund holdings do not rely on any government for money to service their debt. Bonds issued by governmental authorities may depend wholly on revenues generated by the project they financed or on other dedicated revenue streams. The credit quality of these "revenue" bonds may vary from that of the state's general obligations.

The following is a summary of the NRSRO ratings for Maryland municipal securities. Maryland general obligation bonds were rated Aaa by Moody's Investor Services as of July 15, 2004 and AAA by Standard & Poor's as of

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July 16, 2004. There can be no assurance that Maryland general obligation bonds or the securities of any Maryland political subdivision, authority or corporation owned by a Fund will be rated in any category or will not be downgraded by an NRSRO. Further information concerning the State of Maryland is contained in the Statement of Additional Information (the "SAI").

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                                                                      FEE TABLES

The following tables describe the various fees and expenses that you will pay if you invest in a Fund class. Shareholder fees are charges you pay when buying, selling, or exchanging shares of a Fund class. Operating expenses, which include fees of the Advisor, are paid out of a Fund class' assets and are factored into the Fund class' share price rather than charged directly to shareholder accounts.

SHAREHOLDER FEES                BROWN ADVISORY       BROWN ADVISORY
(FEES PAID DIRECTLY FROM YOUR   MARYLAND BOND      INTERMEDIATE INCOME
INVESTMENT)                          FUND                 FUND
                                INSTITUTIONAL    INSTITUTIONAL      A
                                 SHARES           SHARES         SHARES
 Maximum Sales Charge (Load)
 Imposed on Purchases (as a
 percentage of the offering
 price)                              None             None         1.50%(1)
 Maximum Sales Charge (Load)
 Imposed on Reinvested
 Distributions                       None             None          None
 Maximum Deferred Sales
 Charge (Load) Imposed on
 Redemptions (as a percentage
 of the sale price)                  None             None         0.50%(2)
 Redemption Fee (as a percentage
 of amount redeemed)                1.00%(3)         1.00%(3)       None
 Exchange Fee (as a percentage of
 amount redeemed)                   1.00%(3)         1.00%(3)       None



ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
 Management Fees                     0.50%            0.35%         0.35%
 Distribution (12b-1) Fees            None             None         0.25%
 Other Expenses(4)                   0.34%            0.31%         0.52%
 TOTAL ANNUAL FUND OPERATING
 EXPENSES(4)                         0.84%            0.66%         1.12%

(1) No initial sales charge is applied to purchases of $1 million or more.

(2) A contingent deferred sales charge ("CDSC") of 0.50% will be charged on purchases of $1 million or more that are liquidated in whole or in part within two years of purchase.

(3) Institutional Shares redeemed or exchanged within 14 days of purchase will be charged a fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares -- Redemption Fee" and "Exchanges Privileges" for additional information.

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(4) Based on projected amounts for the Fund's fiscal year ending May 31, 2005.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund or class thereof for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that the Fund's Total Annual Fund Operating Expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        BROWN ADVISORY          BROWN ADVISORY
                       MARYLAND BOND FUND   INTERMEDIATE INCOME FUND
                       INSTITUTIONAL        INSTITUTIONAL      A
                          SHARES             SHARES          SHARES
 1 YEAR                      $   86              $ 67        $  264
 3 YEARS                     $  268              $211        $  506
 5 YEARS                     $  466              $368        $  767
 10 YEARS                    $1,037              $822        $1,513

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                                                                      MANAGEMENT

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices, and discuss other matters affecting each Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the SAI.

THE ADVISOR

Each Fund's Advisor is Brown Investment Advisory Incorporated, 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231. The Advisor is a wholly-owned subsidiary of Brown Investment Advisory & Trust Company, a trust company operating under the laws of Maryland. Brown Investment Advisory & Trust Company is a wholly-owned subsidiary of Brown Advisory Holdings Incorporated, a holdings company incorporated under the laws of Maryland in 1998. Prior to 1998, Brown Investment Advisory & Trust Company operated as a subsidiary of Bankers Trust under the name Alex. Brown Capital Advisory & Trust Company. The Advisor and its affiliates have provided investment advisory and management services to clients for over 9 years. As of June 30, 2004, the Advisor and its affiliates had approximately $5.2 billion of assets under management.

The Advisor receives an annual advisory fee from each Fund at an annual rate of each Fund's average annual daily net assets as indicated below. For the fiscal period/year ended May 31, 2004, the Advisor received, after applicable fee waivers, an advisory fee at an annual rate of each Fund's average annual daily net assets as follows:

                                          ANNUAL        ADVISORY
                                       ADVISORY FEE   FEE RETAINED
 Brown Advisory Maryland Bond Fund        0.50%          0.41%
 Brown Advisory Intermediate Income Fund  0.35%          0.31%

Subject to the general control of the Board, the Advisor makes investment decisions for each Fund. A team of investment professionals makes all investment decisions for each Fund and no other person is primarily responsible for making recommendations to that team.

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OTHER SERVICE PROVIDERS

Citigroup Global Transaction Services, through its various affiliates (collectively "Citigroup"), provides certain administration, portfolio accounting and transfer agency services to each Fund.

The distributor (principal underwriter) of each Fund acts as the Fund's representative in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares. The distributor is not affiliated with the Advisor or with Citigroup or its affiliated companies.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of a Fund class include that class' own expenses as well as Trust expenses that are allocated between the Fund, its classes of shares and all other funds of the Trust. The Advisor or other service providers may waive all or any portion of their fees and reimburse certain expenses of a Fund or class. Any waiver or expense reimbursement increases a Fund's performance for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

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                                                                    YOUR ACCOUNT
[CALLOUT BOX
                   HOW TO CONTACT THE FUNDS

WRITE TO US AT:
  Brown Advisory Funds
  P.O. Box 446
  Portland, Maine 04112

OVERNIGHT ADDRESS:
  Brown Advisory Funds
  Two Portland Square
  Portland, Maine 04101

TELEPHONE US AT:
  (800) 540-6807 (toll
  free)

WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:
  Deutsche Bank Trust
  Company Americas
  New York, New York
  ABA #021001033

FOR CREDIT TO:
  Forum Shareholder
    Services, LLC
  Account # 01-465-547
  Re: (Name of Your Fund
    and Class
  (Your Name)
  (Your Account Number)]

GENERAL INFORMATION

You may purchase or sell (redeem) shares of each Fund class on each weekday that the New York Stock Exchange is open. Under unusual circumstances, each Fund class may accept and process shareholder orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

You may purchase or sell (redeem) shares of each Fund class at the NAV of a share of that class next calculated plus any applicable sales charge (or minus any applicable sales charge or redemption/exchange fee in the case of redemptions or exchanges) after the transfer agent receives your request in proper form (as described in this Prospectus on pages 21 through 35). For instance, if the transfer agent receives your purchase, redemption, or exchange request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next business day's NAV of the relevant Fund class plus any applicable sales charge (or minus any applicable sales charge or redemption/exchange fee in the case of redemptions or exchanges). A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Funds do not issue share certificates.

If you purchase shares directly from either Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED Each Fund class calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, each Fund class may accept and process shareholder orders and calculate a NAV when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which NAV is calculated may change in case of an emergency.

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The NAV of each Fund class is determined by taking the market value of the class' total assets, subtracting the class' liabilities, and then dividing the result (net assets) by the number of outstanding shares of the Fund class. Each Fund values securities for which market quotations are readily available at current market value. Each Fund values securities at fair value pursuant to procedures adopted by the Board if (i) market quotations are insufficient or not readily available or (ii) the Advisor believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which each Fund's securities primarily trade but before the time as of which each Fund calculates it's NAV.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of the Funds or the classes thereof. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

The Advisor has entered into an arrangement with its affiliated broker/ dealer, Brown Advisory Securities, LLC, through which investors may purchase or redeem Fund shares. The Advisor will, at its own expense, compensate Brown Advisory Securities, LLC 50% of the Advisor's management fee in connection with the sale or expected sale of Fund shares. Such payments will create an incentive for Brown Advisory Securities, LLC to recommend that you purchase Fund shares.

ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of the Funds' overall obligation to deter money laundering under Federal law. The Trust has adopted an Anti-Money Laundering Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, each Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions

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will be taken when, at the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If an order is rescinded or your account is liquidated due to perceived threatening conduct or suspected fraudulent or illegal activity, you will not be able to recoup any sales charges or redemption fees assessed. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier's check or traveler's check).

   CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA"), or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Brown Advisory Funds" or to one or more owners of the account and endorsed to "Brown Advisory Funds." For all other accounts, the check must be made payable on its face to "Brown Advisory Funds." A $20 charge may be imposed on any returned checks.

   ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

   WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

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MINIMUM INVESTMENTS Each Fund accepts investments in the following minimum amounts:

                                                        MINIMUM      MINIMUM
                                                        INITIAL     ADDITIONAL
                                                       INVESTMENT   INVESTMENT
 BROWN ADVISORY MARYLAND BOND FUND
 INSTITUTIONAL SHARES
   Standard Accounts                                    $  5,000      $ 100
   Accounts with Systematic Investment Plans            $  2,000      $ 100
 BROWN ADVISORY INTERMEDIATE INCOME FUND
 INSTITUTIONAL SHARES
   Standard Accounts                                    $ 50,000        N/A
 A SHARES
   Standard Accounts                                    $  2,000      $ 100
   Traditional and Roth IRA Accounts                    $  1,000        N/A
   Accounts with Systematic Investment Plans            $    250      $ 100
   Qualified Retirement, pension or Profit Sharing
   Plans                                                     N/A        N/A

ACCOUNT REQUIREMENTS

         TYPE OF ACCOUNT                        REQUIREMENT
 INDIVIDUAL, SOLE PROPRIETORSHIP     - Instructions must be signed by
 AND JOINT ACCOUNTS                    all persons required to sign
 Individual accounts and sole          exactly as their names appear
 proprietorship accounts are           on the account.
 owned by one person. Joint
 accounts have two or more owners
 (tenants).

 GIFTS OR TRANSFERS TO A MINOR       - Depending on state laws, you
 (UGMA, UTMA)                          can set up a custodial account
 These custodial accounts provide      under the UGMA or the UTMA.
 a way to give money to a child      - The custodian must sign
 and obtain tax benefits.              instructions in a manner
                                       indicating custodial capacity.

 BUSINESS ENTITIES                   - Submit a secretary's (or
                                       similar) certificate covering
                                       incumbency and authority.

 TRUSTS                              - The trust must be established
                                       before an account can be opened.
                                     - Provide the first and signature
                                       pages from the trust document
                                       identifying the trustees.

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ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, a Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you. If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, a Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

A Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to close your account at the NAV next calculated after the Fund decides to close your account and to remit proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any sales charges or redemption fees assessed.

A Fund may reject your application under the Trust's Anti-Money Laundering Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

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INVESTMENT PROCEDURES

    HOW TO OPEN AN ACCOUNT        HOW TO ADD TO YOUR ACCOUNT
 BY CHECK                       BY CHECK
 - Call or write us for an      - Fill out an investment slip
   account application            from a confirmation or write
 - Complete the application       us a letter
   (and other required          - Write your account number on
   documents)                     your check
 - Mail us your application     - Mail us the slip (or your
   (and other required            letter) and the check
   documents) and a check

 BY WIRE                        BY WIRE
 - Call or write us for an      - Call to notify us of your
   account application            incoming wire
 - Complete the application     - Instruct your financial
   (and other required            institution to wire your money
   documents)                     to us
 - Call us to fax the
   completed application (and
   other required documents)
   and we will assign you an
   account number
 - Mail us your original
   application (and other
   required documents)
 - Instruct your financial
   institution to wire your
   money to us

 BY ACH PAYMENT                 BY SYSTEMATIC INVESTMENT
 - Call or write us for an
   account application          - Complete the systematic
 - Complete the application       investment section of the
   (and other required            application
   documents)                   - Attach a voided check to
 - Call us to fax the             your application
   completed application (and   - Mail us the completed
   other required documents)      application and voided check
   and we will assign you an    - We will electronically debit
   account number                 the purchase amount from the
 - Mail us your original          financial institution
   application (and other         account identified on your
   required documents)            account application
 - We will electronically
   debit the purchase amount
   from the financial
   institution account
   identified on your account
   application

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SYSTEMATIC INVESTMENTS (A SHARES ONLY FOR BROWN ADVISORY INTERMEDIATE INCOME
FUND) You may invest a specified amount of money in A Shares once or twice a month on specified dates. These payments are taken from your bank account by ACH payment.

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in excessive trading.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

Each Fund class processes redemption orders promptly. Under normal circumstances, a Fund class will send redemption proceeds to you within a week. If a Fund class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

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                      HOW TO SELL SHARES FROM YOUR ACCOUNT

  BY MAIL
  - Prepare a written request including:
       - Your name(s) and signature(s)
       - Your account number
       - The Fund name and class
       - The dollar amount or number of shares you want to sell
       - How and where to send the redemption proceeds
  - Obtain a signature guarantee (if required)
  - Obtain other documentation (if required)
  - Mail us your request and documentation
  BY WIRE
  - Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemptions on your account application
  - Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
  - Mail us your request (See "By Mail")
  BY TELEPHONE
  - Call us with your request (unless you declined telephone redemption privileges on your account application)
  - Provide the following information:
       - Your account number
       - Exact name(s) in which the account is registered
       - Additional form of identification
  - Redemption proceeds will be:
       - Mailed to you OR
       - Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
  SYSTEMATICALLY
  - Complete the systematic withdrawal section of the application
  - Attach a voided check to your application
  - Mail us the completed application
  - Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

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TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders with a signature guarantee for each shareholder for any of the following:

      - Written requests to redeem $100,000 or more

      - Changes to a shareholder's record name

      - Redemptions from an account for which the address or account registration has changed within the last 30 days

      - Sending redemption and distribution proceeds to any person, address or financial institution account not on record

      - Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account

      - Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account.

The transfer agent reserves the right to require signature guarantees on all redemptions.

REDEMPTION FEE The sale of a Fund's Institutional Shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed for any sale of shares made within 14 days from the date of purchase. The fee is charged for the benefit of the Fund's remaining shareholders and will be

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paid to the Fund to help offset transaction costs. To calculate redemption fees, each Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. Each Fund reserves the right to modify the terms of or terminate the redemption fee at any time.

There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:

      - redemptions in a deceased shareholder account if such an account is registered in the deceased name

      - redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration)

      - redemptions of shares purchased through a dividend reinvestment program

      - redemptions pursuant to a systematic withdrawal plan

      - redemptions in a qualified retirement plan under sector 401(a) of the Internal Revenue Code ("IRC") or a plan operating consistent with
        Section 403(b) of the IRC.

SMALL ACCOUNTS With respect to each Fund, if the value of your account falls below $50,000 (excluding Qualified Retirement Accounts) with respect to Institutional Shares ($5,000 for Brown Advisory Maryland Bond Fund) or $500 (excluding Qualified Retirement Accounts) with respect to A Shares, the Fund may ask you to increase your balance. If after 60 days, the account value is still below $50,000 (excluding Qualified Retirement Accounts) for Institutional Shares or $500 (excluding Qualified Retirement Accounts) for A Shares, the applicable Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value. There are no minimum balance requirements for Qualified Retirement Accounts.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect

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a Fund's operations (for example, if it represents more than 1.00% of the Fund's assets).

LOST ACCOUNTS The transfer agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable on more than two consecutive occasions, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

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CHOOSING A SHARE CLASS --
BROWN ADVISORY INTERMEDIATE INCOME FUND

The following is a summary of the differences between Institutional Shares and A Shares of the Fund:

     INSTITUTIONAL SHARES                  A SHARES
 - Designed for eligible         - Designed for retail
   institutions (financial         investors
   institutions, corporations,   - Lower initial investment
   trusts, estates and             minimum than Institutional
   religious and charitable        Shares
   organizations), employee      - Investment minimums on
   benefit plans with assets of    subsequent investments are
   at least $10 million, and       required for investors
   registered investment         - Initial sales charge of
   advisors or financial           1.50% or less or deferred
   planners purchasing shares      sales charge of 0.50% on
   on behalf of clients and who    purchases of $1 million or
   charge asset-based or hourly    more liquidated in whole or
   fees                            in part within two years of
 - Higher initial investment       purchase
   minimum than A Shares         - Higher expense ratio than
 - No investment minimums on       Institutional Shares due to
   subsequent investments          Rule 12b-1 distribution
 - No initial or deferred          fees
   sales charges                 - No Redemption/Exchange fee
 - Lower expense ratio than A
   Shares due to no Rule 12b-1
   distribution fees
 - Redemption/Exchange fee of
   1.00%. The Redemption/
   Exchange fee does not apply
   to shares redeemed after 14
   days from the date of
   purchase

Sales charges and fees vary considerably between the Fund's classes. You should carefully consider the differences in the classes' fee and sales charge structures as well as the length of time you wish to invest in the Fund before choosing which class to purchase. Please review the Fee Table and Sales Charge Schedules for the Fund before investing in a Fund. You may also want to consult with a financial adviser in order to help you determine which class is most appropriate for you.

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SALES CHARGE SCHEDULE -- A SHARES An initial sales charge is assessed on purchases of A Shares as follows:

                        SALES CHARGE (LOAD) AS % OF:
                            PUBLIC         NET ASSET
AMOUNT OF PURCHASE      OFFERING PRICE      VALUE(1)    REALLOWANCE %
Less than $100,000           1.50%           1.52%          1.35%
$100,000 to $499,999         1.25%           1.27%          1.10%
$500,000 to $999,999         1.00%           1.01%          0.90%
$1,000,000 and up(2)         0.00%           0.00%          0.00%

(1) Rounded to the nearest one-hundredth percent.

(2) No initial sales charge applies on purchases of $1 million or more. A CDSC of up to 0.50% will be charged on purchases of $1 million or more that are liquidated in whole or in part within two years of purchase.

The offering price for A Shares includes the relevant sales charge. The commission paid to the distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares. Normally, reallowances are paid as indicated in the above table. From time to time, however, the distributor may elect to reallow the entire sales charge for all sales during a particular period.

From time to time and at its own expense, the distributor may provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include the provision of travel arrangements and lodging, tickets for entertainment events and merchandise.

REDUCED SALES CHARGES You may qualify for a reduced initial sales charge on purchases of Brown Advisory Intermediate Income Fund's A Shares under rights of accumulation ("ROA") or a letter of intent ("LOI"). To determine the applicable reduced sale charge under ROA, the Fund will combine the value of your current purchase with the value of any A Shares of any other series of the Trust managed by the Advisor (as of the Fund's prior business day) and that were purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts ("Accounts"). A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. In determining whether a purchase

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qualifies under ROA, the Fund will consider the value of the Fund's A Shares and any A Shares of another Trust series managed by the Advisor purchased previously only if they were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK FOR THE REDUCTION AT THE TIME OF PURCHASE. You must also provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages) and the following additional information, as applicable, regarding these accounts:

      - Information or records regarding Fund A Shares or A Shares of other Trust series managed by the Advisor held in all accounts in your name at the transfer agent

      - Information or records regarding Fund A Shares or A Shares of other Trust series managed by the Advisor held in all accounts in your name at another financial intermediary

      - Information or records regarding Fund A Shares or A Shares of other Trust series managed by the Advisor for your Accounts at the transfer agent or another financial intermediary.

The Fund may amend or terminate this right of accumulation at any time.

You may also enter into an LOI, which expresses your intent to invest $100,000 or more in the Fund's A Shares within a period of 13 months. Each purchase under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Fund an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the A Shares as if such purchases were executed in a single transaction.

ELIMINATION OF INITIAL SALES CHARGES -- A SHARES Certain persons may also be eligible to purchase or redeem A Shares without a sales charge. No sales charge is assessed on the reinvestment of A

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Shares' distributions. No sales charge is assessed on purchases made for investment purposes by:

      - A qualified retirement plan under Section 401(a) of the Internal Revenue Code ("IRC") or a plan operating consistent with Section 403(b) of the IRC

      - Any bank, trust company, savings institution, registered investment advisor, financial planner or securities dealer on behalf of an account for which it provides advisory or fiduciary services pursuant to an account management fee

      - Trustees and officers of the Trust; directors, officers and full-time employees of the Advisor, the distributor, any of their affiliates or any organization with which the distributor has entered into a Selected Dealer or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative

      - Any person who has, within the preceding 90 days, redeemed Fund shares and completes a reinstatement form upon investment (but only on purchases in amounts not exceeding the redeemed amounts)

      - Any person who exchanges into the Fund from another Trust series or other mutual fund that participates in the Trust's exchange program established for that Fund.

The Fund requires appropriate documentation of an investor's eligibility to purchase or redeem A Shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

CONTINGENT DEFERRED SALES CHARGE SCHEDULE -- A SHARES A CDSC of 0.50% is assessed on redemptions of A Shares that were part of a purchase of $1 million or more and that are liquidated in whole or in part within two years of purchase.

To satisfy a redemption request, the Fund will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains. The Fund will then liquidate shares in the order that they were first purchased until the redemption request is satisfied.

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The distributor pays a sales commission of 0.50% of the offering price of A shares to brokers that initiate and are responsible for purchases of $1 million or more.

RULE 12B-1 DISTRIBUTION AND SHAREHOLDER SERVICE FEES The Trust has adopted a Rule 12b-1 plan under which the Fund pays the distributor a fee equal to 0.25% of the average daily net assets of A Shares for distribution services and the servicing of shareholder accounts. Because A Shares pay distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges. The distributor may pay any fee received under the Rule 12b-1 plan to the Advisor or other financial institutions that provide distribution and shareholder services with respect to A Shares.

EXCHANGE PRIVILEGES

You may exchange your Fund shares for shares of other mutual funds, including other Trust Series. For a list of mutual funds available for exchange, call the transfer agent. Be sure to confirm with the transfer agent that the fund into which you exchange is available for sale in your state. Not all funds available for exchange may be available for purchase in your state. Because exchanges are a sale and purchase of shares, they may have tax consequences.

In addition, if you exchange Institutional Shares within 14 days of purchase, you will be charged a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares -- Redemption Fee" for additional information. To calculate redemption fees, each Fund uses the FIFO method to determine the holding period. Under this method, the date of the exchange is compared with the earliest purchase date of shares held in the account. A Fund reserves the right to modify the terms of or terminate the exchange fee at any time.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is currently no limit on exchanges, but a Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

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                                HOW TO EXCHANGE

 BY MAIL
 - Prepare a written request including:
    - Your name(s) and signature(s)
    - Your account number
    - The names of each fund (and class) you are exchanging
    - The dollar amount or number of shares you want to sell (and exchange)
 - Open a new account and complete an account application if you are requesting different shareholder privileges
 - Obtain a signature guarantee, if required
 - Mail us your request and documentation

 BY TELEPHONE
 - Call us with your request (unless you declined telephone redemption privileges on your account application)
 - Provide the following information:
    - Your account number
    - Exact name(s) in which account is registered
    - Additional form of identification

RETIREMENT ACCOUNTS

Each Fund offers IRA accounts, including traditional and Roth IRAs. Each Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

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OTHER INFORMATION

DISTRIBUTIONS

Each Fund declares distributions from net investment income monthly. Any net capital gain realized by each Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

GENERAL Each Fund intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

A Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. A Fund's distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local taxes.

Distributions of capital gain and distributions of net investment income reduce the NAV of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you may be taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in Fund shares. Such gain or loss will be a capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of sale or exchange.

A Fund may be required to withhold Federal income tax at the required Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an

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additional tax. Any amounts withheld may be credited against your Federal income tax liability.

After December 31 of each year, the Fund will mail you reports containing information about the income tax classification of distributions paid during the year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ADDITIONAL TAX MATTERS -- BROWN ADVISORY MARYLAND BOND FUND It is anticipated that substantially all of the Fund's net income will be exempt from Federal and Maryland state income taxes. Generally, the Fund's distributions will primarily consist of tax-exempt income.

Generally, you are not subject to Federal income tax on the Fund's distributions of its tax-exempt interest income other than the Federal alternative minimum tax ("AMT").

ORGANIZATION

The Trust is a Delaware statutory trust. The Funds do not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

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FINANCIAL HIGHLIGHTS

The financial highlight tables are intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund Share. The total return in the tables represent the rate that an investor would have earned on an investment in each Fund, assuming reinvestment of all dividends and distributions. The information for each Fund for the year ended May 31, 2004 has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements is included in the annual report, which is available upon request. The financial information for Brown Advisory Intermediate Income Fund A Shares and Institutional Shares for periods prior to September 20, 2002 is that of A and Institutional Shares, respectively, of the Predecessor Fund. The Advisor served as the Predecessor Fund's sub-investment advisor.

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                                            SELECTED DATA FOR A SINGLE SHARE
                       --------------------------------------------------------------------------
                                                                                DISTRIBUTIONS
                                                                            ---------------------
                       NET ASSET      NET       NET REALIZED
                        VALUE,     INVESTMENT       AND        TOTAL FROM    FROM NET    FROM NET
                       BEGINNING     INCOME      UNREALIZED    INVESTMENT   INVESTMENT   REALIZED
                       OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS     INCOME      GAINS
 BROWN ADVISORY
 MARYLAND BOND FUND(B)
 Year/Period Ended
   May 31, 2004
      Institutional
       Shares           $10.85        0.29         (0.41)        (0.12)       (0.29)         --
   May 31, 2003
      Institutional
       Shares(c)         10.29        0.34          0.56          0.90        (0.34)         --
      A Shares(d)        10.64        0.03          0.21          0.24        (0.03)         --
   May 31, 2002
      Institutional
       Shares(c)         10.12        0.40          0.17          0.57        (0.40)         --
   May 31, 2001
      Institutional
       Shares(c)(e)      10.00        0.17          0.12          0.29        (0.17)         --
 BROWN ADVISORY
 INTERMEDIATE INCOME
 FUND
 Year/Period Ended
   May 31, 2004(f)
      Institutional
       Shares           $10.92        0.18         (0.19)        (0.01)       (0.20)         --
      A Shares           10.76        0.16         (0.18)        (0.02)       (0.19)         --
   December 31, 2003
      Institutional
       Shares            10.92        0.41          0.01          0.42        (0.42)         --
      A Shares           10.76        0.40         (0.02)         0.38        (0.38)         --
   December 31, 2002
      Institutional
       Shares            10.65        0.52(a)       0.25(a)       0.77        (0.50)         --
      A Shares           10.49        0.49(a)       0.25(a)       0.74        (0.47)         --
   December 31, 2001
      Institutional
       Shares            10.42        0.60          0.25          0.85        (0.62)         --
      A Shares           10.28        0.56          0.25          0.81        (0.60)         --
   December 31, 2000
      Institutional
       Shares            10.08        0.64          0.32          0.96        (0.62)         --
      A Shares            9.95        0.61          0.32          0.93        (0.60)         --
   December 31, 1999
      Institutional
       Shares            10.60        0.61         (0.51)         0.10        (0.60)         --
      A Shares           10.48        0.57         (0.50)         0.07        (0.59)         --

                                SELECTED DATA FOR A SINGLE SHARE
                        -------------------------------------------------
                             DISTRIBUTIONS
                        -----------------------
                                      TOTAL                    NET ASSET
                        RETURN    DISTRIBUTIONS                  VALUE,
                          OF           TO         REDEMPTION     END OF
                        CAPITAL   SHAREHOLDERS     FEES(A)       PERIOD
 BROWN ADVISORY
 MARYLAND BOND FUND(B)
 Year/Period Ended
   May 31, 2004
      Institutional
       Shares               --        (0.29)           --        $10.44
   May 31, 2003
      Institutional
       Shares(c)            --        (0.34)           --         10.85
      A Shares(d)           --        (0.03)           --         10.85
   May 31, 2002
      Institutional
       Shares(c)            --        (0.40)           --         10.29
   May 31, 2001
      Institutional
       Shares(c)(e)         --        (0.17)           --         10.12
 BROWN ADVISORY
 INTERMEDIATE INCOME
 FUND
 Year/Period Ended
   May 31, 2004(f)
      Institutional
       Shares               --        (0.20)           --(g)     $10.71
      A Shares              --        (0.19)           --         10.55
   December 31, 2003
      Institutional
       Shares               --        (0.42)           --         10.92
      A Shares              --        (0.38)           --         10.76
   December 31, 2002
      Institutional
       Shares               --        (0.50)           --         10.92
      A Shares              --        (0.47)           --         10.76
   December 31, 2001
      Institutional
       Shares               --        (0.62)           --         10.65
      A Shares              --        (0.60)           --         10.49
   December 31, 2000
      Institutional
       Shares               --        (0.62)           --         10.42
      A Shares              --        (0.60)           --         10.28
   December 31, 1999
      Institutional
       Shares            (0.02)       (0.62)           --         10.08
      A Shares           (0.01)       (0.60)           --          9.95

(a) Calculated based on average shares outstanding during the period.

(b) Effective December 31, 2003, A Shares were reclassified as Institutional Shares. For the period from April 17, 2003 (commencement of operations for A Shares) through December 31, 2003, the cumulative inception-to-date return was 2.21%. For the aforementioned period, the annualized gross expenses and net expenses ratios for A Shares were 8.32% and 0.99%, respectively.

(c) Fund shares issued and outstanding as of February 11, 2003 were reclassified as Institutional Shares.

(d) Commenced operations on April 17, 2003.

(e) Commenced operations on December 21, 2000.

(f) Effective May 31, 2004, the Fund changed its fiscal year end from December 31 to May 31.

(g) Less than $0.01 per share.

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                                                                          RATIOS/SUPPLEMENTAL DATA
                                           --------------------------------------------------------------------------------------
                                                                               RATIOS TO AVERAGE NET ASSETS(A)
                                                                           ----------------------------------------
                                                         NET ASSETS AT          NET                                    PORTFOLIO
                                            TOTAL        END OF PERIOD      INVESTMENT        NET          GROSS        TURNOVER
                                           RETURN       (000'S OMITTED)    INCOME (LOSS)    EXPENSES    EXPENSES(B)       RATE
 BROWN ADVISORY MARYLAND BOND FUND(C)
 Year/Period Ended
   May 31, 2004
      Institutional Shares                 (1.10)%          $69,829            2.73%         0.75%         0.84%           6%
   May 31, 2003
      Institutional Shares(d)              8.93 %            66,672            3.23%         0.48%         0.84%           5%
      A Shares(e)                          2.23 %(g)            102            2.22%         1.00%        24.97%           5%
   May 31, 2002
      Institutional Shares(d)              5.70 %            36,402            3.87%         0.25%         0.97%           7%
   May 31, 2001
      Institutional Shares(d)(f)           2.95 %(g)         30,458            3.91%         0.25%         1.28%           2%
 BROWN ADVISORY INTERMEDIATE INCOME
 FUND
 Year/Period Ended
   May 31, 2004(h)
      Institutional Shares                 (0.01)%(g)       $69,251            3.90%         0.60%         0.64%          14%
      A Shares                             (0.20)%(g)        18,971            3.64%         0.85%         1.08%          14%
   December 31, 2003
      Institutional Shares                 3.91 %            66,533            3.77%         0.48%         0.61%          69%
      A Shares                             3.59 %            20,309            3.52%         0.73%         1.03%          69%
   December 31, 2002
      Institutional Shares                 7.43 %            78,309            4.84%         0.45%         0.61%          40%
      A Shares                             7.24 %            30,565            4.59%         0.70%         0.91%          40%
   December 31, 2001
      Institutional Shares                 8.36 %            50,160            5.60%         0.45%         0.65%          47%
      A Shares                             8.03 %            38,290            5.36%         0.70%         0.90%          47%
   December 31, 2000
      Institutional Shares                 9.91 %            45,758            6.34%         0.45%(i)      0.73%(i)       38%
      A Shares                             9.68 %            39,173            6.07%         0.70%(i)      0.98%(i)       38%
   December 31, 1999
      Institutional Shares                 1.02 %            40,617            5.88%         0.45%         0.68%          47%
      A Shares                             0.70 %            42,559            5.63%         0.70%         0.93%          47%

(a) All ratios for periods less than a year are annualized.

(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or expense reimbursements for a Fund.

(c) Effective December 31, 2003, A Shares were reclassified as Institutional Shares. For the period from April 17, 2003 (commencement of operations for A Shares) through December 31, 2003, the cumulative inception-to-date return was 2.21%. For the aforementioned period, the annualized gross expenses and net expenses ratios for A Shares were 8.32% and 0.99%, respectively.

(d) Fund shares issued and outstanding as of February 11, 2003 were reclassified as Institutional Shares.

(e) Commenced operations on April 17, 2003.

(f) Commenced operations on December 21, 2000.

(g) Not annualized.

(h) Effective May 31, 2004, the Fund changed its fiscal year end from December 31 to May 31.

(i) This ratio excludes custody credits.

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NOTES

                                      LOGO

                       BROWN ADVISORY MARYLAND BOND FUND
                              Institutional Shares
                    BROWN ADVISORY INTERMEDIATE INCOME FUND
                              Institutional Shares
                                    A Shares

FOR MORE INFORMATION

                           ANNUAL/SEMI-ANNUAL REPORTS
Additional information about each Fund's investments is available in the Fund's annual/semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
 The SAI provides more detailed information about each Fund and is incorporated by reference into, and is legally part of, this Prospectus.

                              CONTACTING THE FUND
 You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about each Fund by contacting the Fund at:

                              Brown Advisory Funds
                                  P.O. Box 446
                             Portland, Maine 04112
                           (800) 540-6807 (toll free)

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
 You can also review each Fund's annual/semi-annual reports, the SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090. You can get copies of this information, for a fee, by
                            e-mailing or writing to:

                             Public Reference Room
                       Securities and Exchange Commission
                          Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

  Fund information, including copies of the annual/semi-annual reports and the
             SAI, is available on the SEC's Web site at www.sec.gov.

                    Investment Company Act File No. 811-3023

[MASTRAPASQUA ASSET MANAGEMENT LOGO]                            PROSPECTUS
                                                                OCTOBER 1, 2004
MASTRAPASQUA GROWTH FUND SEEKS LONG-TERM
CAPITAL APPRECIATION BY INVESTING PRIMARILY
IN THE COMMON STOCK OF COMPANIES WHOSE
VALUATION MAY NOT YET REFLECT THE PROSPECTS                     MASTRAPASQUA
FOR ACCELERATED EARNINGS/CASH FLOW GROWTH.                      GROWTH FUND
THE FUND DOES NOT PAY RULE 12B-1
(DISTRIBUTION) FEES.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THE FUND'S SHARES OR
DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR
COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.


[MASTRAPASQUA ASSET MANAGEMENT COLUMN GRAPHIC LOGO]

                                                          TABLE OF CONTENTS

[COLUMN GRAPHIC]

RISK/RETURN SUMMARY                              2

  Investment Objective                           2
  Principal Investment Strategies                2
  Principal Investment Risks                     3
  Who May Want to Invest in the Fund             4

PERFORMANCE INFORMATION                          5

FEE TABLE                                        7

MANAGEMENT                                       8

  The Adviser                                    8
  Portfolio Managers                             8
  Other Service Providers                        9
  Fund Expenses                                  9

YOUR ACCOUNT                                    10

  How to Contact the Fund                       10
  General Information                           10
  Buying Shares                                 11
  Selling Shares                                16
  Exchange Privileges                           19
  Retirement Accounts                           20

OTHER INFORMATION                               21

  Distributions                                 21
  Taxes                                         21
  Organization                                  22

FINANCIAL HIGHLIGHTS                            23

       RISK/RETURN SUMMARY

                                                              [CURRENCY GRAPHIC]
GRADIENT
CONCEPTS TO UNDERSTAND

COMMON STOCK means an equity or ownership interest in a company.

ACCELERATED EARNINGS OR CASH FLOW GROWTH means a dramatic increase in a company's earnings and/or cash flow.

MARKET CAPITALIZATION means the value of a company's common stock in the stock market.

PRICE/EARNINGS RATIO means the price of a stock divided by its earnings per share.

           INVESTMENT OBJECTIVE

           Mastrapasqua Growth Fund (the "Fund") seeks long-term capital appreciation.

           PRINCIPAL INVESTMENT STRATEGIES

           PRINCIPAL INVESTMENT POLICIES The Fund invests primarily in the common stock of companies that Mastrapasqua Asset Management, Inc. (the "Adviser") believes have a demonstrated record of achievement and excellent prospects for earnings or cash flow growth over a 3 to 5 year period. In selecting investments for the Fund, the Adviser also looks for the common stock of companies whose valuation may not yet reflect the prospects for accelerated earnings or cash flow growth.

           The Fund seeks growth opportunities among companies of various market capitalizations but invests primarily in the common stock of domestic medium to large market capitalization companies. Medium and large capitalization companies have market capitalizations such as those included in the Russell 1000(R) Growth Index at the time of their purchase. From time to time, however, the Fund may invest in companies with a market capitalization of less than $1 billion and own securities of foreign-based companies. The Fund may also invest up to 15% of its assets in common stock that is not actively traded on a national or regional stock exchange or market.

           THE ADVISER'S PROCESS In selecting investments for the Fund's portfolio, the Adviser looks for securities of companies that the Adviser believes has shown consistent above-average long-term growth in earnings and cash flow and has excellent prospects for future growth. Such companies generally have projected 3 to 5 year earnings and cash flow growth rates that exceed the Adviser's assessment of the companies' risk-adjusted price-to-earnings ratio.

           A smaller portion of the Fund's investment portfolio may consist of securities of "accelerated earnings or cash flow growth" companies that the Adviser believes are either currently enjoying or are projected to enjoy a dramatic increase in earnings and/or cash flow. These companies often have been overlooked by the financial community and are believed by the Adviser to have valuations that have not been fully recognized by the market. In the Adviser's opinion, these companies may experience an uncharacteristically rapid growth rate during the immediate 18 to

[COLUMN GRAPHIC]

36 months. These companies are typically newer additions to the portfolio and may become long-term holdings over time.

Changes in the Adviser's outlook and market conditions may significantly affect the amount of time the Fund holds a security. The Fund may make short-term trades in order to take advantage of changing market, industry or company conditions. The Fund's portfolio turnover may vary greatly from year to year and during a particular year. The Adviser does not set a price target for its holdings in order to determine when to sell an investment, but generally will sell a security if one or more of the following occurs:

    -  A change in the fundamentals of a company or industry

    - The price of a security is deemed to be excessive when compared to its value

    - The Adviser believes that company management has not accurately assessed the company's prospects

TEMPORARY DEFENSIVE MEASURES In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position and invest without limit in cash and prime quality cash equivalents such as commercial paper and money market instruments. As a result, the Fund may be unable to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS

GENERAL RISKS An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. The market value of the securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The principal risks of an investment in the Fund include:

    - The market may not recognize what the Adviser believes to be the true value of the stocks held for an unexpectedly long time.

    - The earnings of the companies in which the Fund invests will not continue to grow at expected rates, thus causing the price of the underlying stocks to decline.

    - The smaller a company's market capitalization, the greater the potential for price fluctuations and volatility of its stock due to lower trading volume for

                                                              [CURRENCY GRAPHIC]

       the stock, less publicly available information about the company and less liquidity in the market for the stock. The potential for price fluctuations in the stock of a medium capitalization company may be greater than that of a large capitalization company.

    - The Adviser's judgment as to the growth potential or value of a stock may prove to be wrong.

    - A decline in investor demand for the stocks held by the Fund also may adversely affect the value of the securities.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

    - Are willing to tolerate significant changes in the value of your investment

    -  Are pursuing a long-term goal

    - Are willing to accept higher short-term risk for potential long-term return

The Fund may not be appropriate for you if you:

    - Want an investment that pursues market trends or focuses only on particular sectors or industries

    -  Need regular income or stability of principal

    -  Are pursuing a short-term goal or investing emergency reserves

[COLUMN GRAPHIC]

                                                   PERFORMANCE INFORMATION

The following chart illustrates the variability of the Fund's returns. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's returns compare to a broad measure of market performance.

PERFORMANCE INFORMATION (BEFORE AND AFTER TAXES) REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total return for each full calendar year that the Fund has operated.

(CHART)

2001                                                                -31.34
2002                                                                -35.87
2003                                                                 39.55

     The calendar year-to-date total return as of June 30, 2004 was 2.83%.

During the periods shown in the chart, the highest quarterly return was 20.52% (for the quarter ended December 31, 2001) and the lowest quarterly return was -28.73% (for the quarter ended March 31, 2001).

                                                              [CURRENCY GRAPHIC]

The following table compares the Fund's average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sale of Fund shares as of December 31, 2003 to the Russell 1000 Growth Index.

                                                          SINCE INCEPTION
                                           1 YEAR           (7/05/2000)
 Return Before Taxes                       39.55%             -18.29%
 Return After Taxes on
   Distributions                           39.55%             -18.29%
 Return After Taxes on
   Distributions and Sale of Fund
   Shares                                  25.71%             -14.88%
-------------------------------------------------------------------------
 Russell 1000 Growth Index                 29.75%             -14.95%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the Fund's other returns before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Russell 1000 Growth Index measures the performance of the Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index is unmanaged and reflects reinvestment of all dividends paid by the stocks included in the index. Unlike the performance figures of the Fund, the Russell 1000 Growth Index's performance does not reflect the effect of expenses.

[COLUMN GRAPHIC]

                                                                 FEE TABLE

The following table describes the various fees and expenses that you will pay if you invest in the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
 The Fund has no shareholder fees.

ANNUAL FUND OPERATING EXPENSES(1)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees                                                    1.00%
 Distribution (12b-1) Fees                                           None
 Other Expenses                                                     1.28%
 TOTAL ANNUAL FUND OPERATING EXPENSES                               2.28%
 Fee Waiver and Expense Reimbursement(2)                            0.63%
 Net Expenses                                                       1.65%

(1) Based on amounts incurred during the Fund's fiscal year ended May 31, 2004 stated as a percentage of average daily net assets.

(2) Based on contractual fee waivers and expense reimbursements that may decrease after September 30, 2005.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that the Fund's operating expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR(1)   3 YEARS   5 YEARS   10 YEARS
                 $168       $652     $1,163     $2,567

(1) The costs for 1 year take into account fee waivers and expense reimbursements.

                                                     [CURRENCY GRAPHIC]
       MANAGEMENT

The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and of the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER

The Adviser is Mastrapasqua Asset Management, Inc., 814 Church Street, Suite 600, Nashville, TN 37203. The Adviser was incorporated in January 1993 and currently provides investment advisory services to individuals, pension and profit sharing plans, trusts, corporations and other business entities, as well as other investment companies.

Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. The Adviser receives an advisory fee at an annual rate of 1.00% of the average daily net assets of the Fund. For the fiscal year ended May 31, 2004, the Adviser waived a portion of its fee and only received an advisory fee equal to 0.59% of the Fund's average daily net assets.

As of August 31, 2004, the Adviser had approximately $1 billion in assets under management.

PORTFOLIO MANAGERS

Frank Mastrapasqua and Thomas Trantum are responsible for the day-to-day management of the Fund.

FRANK MASTRAPASQUA Chairman and Chief Executive Officer of the Adviser since 1993. Dr. Mastrapasqua has more than 30 years of experience in the investment industry and prior to his establishment of the Adviser, was a Partner and Director of Research at J.C. Bradford & Co. Prior to that, Dr. Mastrapasqua was a Senior Vice President, Chief Economist and Manager of Fixed Income Research at Salomon Smith Barney, Inc.

THOMAS TRANTUM President of the Adviser since 1993. Mr. Trantum has more than 30 years experience in the investment industry and prior to the establishment of the Adviser, was a Partner and Senior Security Analyst at J.C. Bradford & Co. Prior to that, Mr. Trantum was Chief Executive Officer of Gulf & Mississippi Corporation, a railroad holding company.

[COLUMN GRAPHIC]

OTHER SERVICE PROVIDERS

Citigroup Global Transaction Services, through its various affiliates (collectively, "Citigroup"), provides certain administration, portfolio accounting and transfer agency services to the Fund.

The distributor (principal underwriter) of the Fund acts as the Fund's representative in connection with the offering of Fund Shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares. The distributor is not affiliated with the Adviser or with Citigroup or its affiliated companies.

FUND EXPENSES

The Fund pays for its own expenses. The Fund's expenses consist of its own expenses as well as Trust expenses that are allocated among the Fund and the other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of the Fund. Any waiver or expense reimbursement increases the Fund's performance for the period during which the waiver or reimbursement was in effect and may not be recouped at a later date.

The Adviser has contractually undertaken to waive its fees and reimburse expenses of the Fund in order to limit the Fund's expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.65% or less of the average daily net assets of the Fund through September 30, 2005.

                                                     [CURRENCY GRAPHIC]

       YOUR ACCOUNT

[GRADIENT]
HOW TO CONTACT THE FUND

WRITE TO US AT:
  Mastrapasqua Growth Fund
  P.O. Box 446
  Portland, Maine 04112

OVERNIGHT ADDRESS:
  Mastrapasqua Growth Fund
  Two Portland Square
  Portland, Maine 04101

TELEPHONE US AT:
  (800) 448-0982 (Toll Free)

WIRE INVESTMENTS (OR ACH PAYMENTS) TO US AT:
  Deutsche Bank Trust Company Americas
  New York, New York
  ABA #021001033


FOR CREDIT TO:
  Forum Shareholder Services, LLC
  Account # 01-465-547
  Mastrapasqua Growth Fund
  (Your Name)
  (Your Account Number)

           GENERAL INFORMATION

           You may purchase or sell (redeem) the Fund's shares on each weekday that the New York Stock Exchange is open. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

           You may purchase or sell (redeem) Fund shares at the net asset value of a share ("NAV") next calculated after the transfer agent receives your request in proper form (as described in this Prospectus on pages 11 through 20). For instance, if the transfer agent receives your purchase request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next business day's NAV. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

           The Fund does not issue share certificates.

           If you purchase shares directly from the Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

           The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges and exchange privileges.

           WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which NAV is calculated may change in case of an emergency.

           The Fund's NAV is determined by taking the market value of the Fund's total assets, subtracting the Fund's liabilities and then dividing the result (net assets) by the number of the Fund's shares outstanding.

           The Fund values securities for which market quotations are readily available at current market value. The Fund values securities at fair value

[COLUMN GRAPHIC]

pursuant to procedures adopted by the Board if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its NAV.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal Law. The Trust has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check).

      CHECKS For individual, sole proprietorship, joint, Uniform Gifts to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Mastrapasqua Growth Fund" or to one or more owners of the account and endorsed to "Mastrapasqua Growth Fund." For all other accounts, the check must be made payable on its face to

                                                              [CURRENCY GRAPHIC]

      "Mastrapasqua Growth Fund." A $20 charge may be imposed on any returned checks.

      ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

      WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                                                MINIMUM          MINIMUM
                                                INITIAL         ADDITIONAL
                                               INVESTMENT       INVESTMENT
  Standard Accounts                              $2,000            $250
  Traditional and Roth IRA Accounts              $1,000            $250
  Accounts with Systematic Investment
     Plans                                       $1,000            $250

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ACCOUNT REQUIREMENTS

         TYPE OF ACCOUNT                         REQUIREMENT
  INDIVIDUAL, SOLE PROPRIETORSHIP     - Instructions must be signed by
  AND JOINT ACCOUNTS                    all persons required to sign
  Individual accounts are owned by      exactly as their names appear on
  one person, as are sole               the account
  proprietorship accounts. Joint
  accounts have two or more owners
  (tenants)
  GIFTS OR TRANSFERS TO A MINOR       - Depending on state laws, you can
  (UGMA, UTMA)                          set up a custodial account under
  These custodial accounts provide      UGMA or UTMA
  a way to give money to a child      - The custodian must sign
  and obtain tax benefits               instructions in a manner
                                        indicating custodial capacity
  BUSINESS ENTITIES                   - Submit a secretary's (or
                                        similar) certificate covering
                                        incumbency and authority
  TRUSTS                              - The trust must be established
                                        before an account can be opened
                                      - Provide the first and signature
                                        pages from the trust documents
                                        identifying the trustees

ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you.

If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Funds cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV
                                                                              13

                                                              [CURRENCY GRAPHIC]

next calculated after receipt of your application in proper form. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to close your account at the NAV next calculated after the Fund decides to close your account and to remit proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any sales charges or redemption fees assessed.

The Fund may reject your application under the Trust's Anti-Money Laundering Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

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INVESTMENT PROCEDURES

           HOW TO OPEN AN ACCOUNT                                HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                BY CHECK
- Call or write us for an account application           - Fill out an investment slip from a
- Complete the application (and other                     confirmation or write us a letter
  required documents)                                   - Write your account number on your check
- Mail us your application (and other                   - Mail us the slip (or your letter) and the
  required documents) and a check                         check

BY WIRE                                                 BY WIRE
- Call or write us for an account application           - Call to notify us of your incoming wire
- Complete the application (and other                   - Instruct your financial institution to wire
  required documents)                                     your money to us
- Call us to fax the completed application
  (and other required documents) and we will
  assign you an account number
- Mail us your original application (and
  other required documents)
- Instruct your financial institution to wire
  your money to us

BY ACH PAYMENT                                          BY SYSTEMATIC INVESTMENT
- Call or write us for an account application           - Complete the systematic investment section
- Complete the application (and other                     of the application
  required documents)                                   - Attach a voided check to your application
- Call us to fax the completed application              - Mail us the completed application and
  (and other required documents) and we will              voided check
  assign you an account number                          - We will electronically debit the purchase
- Mail us your original application (and                  amount from the financial institution
  other required documents)                               identified in your account application
- We will electronically debit the purchase
  amount from the financial institution
  account identified in your account
  application

                                                              [CURRENCY GRAPHIC]

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your account at your designated financial institution by ACH payment. Systematic investments must be for at least $250.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading.

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until such payment is received, which may be up to 15 calendar days.

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              HOW TO SELL SHARES FROM YOUR ACCOUNT
 BY MAIL
 - Prepare a written request including:
    - Your name(s) and signature(s)
    - Your account number
    - The Fund name
    - The dollar amount or number of shares you want to sell
    - How and where to send the redemption proceeds
 - Obtain a signature guarantee (if required)
 - Obtain other documentation (if required)
 - Mail us your request and documentation

BY WIRE
 - Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
 - Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By
   Telephone") or
 - Mail us your request (See "By Mail")

 BY TELEPHONE
 - Call us with your request (unless you declined telephone redemption privileges on your account application)
 - Provide the following information:
    - Your account number
    - Exact name(s) in which the account is registered
    - Additional form of identification
 - Redemption proceeds will be:
    - Mailed to you or
    - Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

 SYSTEMATICALLY
 - Complete the systematic withdrawal section of the application
 - Attach a voided check to your application
 - Mail us your completed application
 - Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You
                                                                              17

                                                              [CURRENCY GRAPHIC]

may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated account at a financial institution by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

    -  Written requests to redeem $100,000 or more

    -  Changes to a shareholder's record name

    - Redemptions from an account for which the address or account registration has changed within the last 30 days

    - Sending redemption and distribution proceeds to any person, address or financial institution account not on record

    - Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account

    - Adding or changing ACH or wire instructions, telephone redemption or exchange option or any other election in connection with your account

The transfer agent reserves the right to require signature guarantees on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRAs), the Fund may ask you to increase your balance. If the account value is still below $1,000 ($500 for IRAs) after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

[COLUMN GRAPHIC]

LOST ACCOUNTS The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on more than two consecutive occasions, unless the transfer agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

EXCHANGE PRIVILEGES

You may exchange your Fund shares for shares of another fund of the Trust. For a list of funds available for exchange, you may call the transfer agent. Because exchanges are a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

                      HOW TO EXCHANGE
 BY MAIL
 - Prepare a written request including:
    - Your name(s) and signature(s)
    - Your account number
    - The names of each fund you are exchanging
    - The dollar amount or number of shares you want to sell
    (and exchange)
 - Open a new account and complete an account application if you are requesting different shareholder privileges
 - Obtain a signature guarantee (if required)
 - Mail us your request and documentation

BY TELEPHONE
 - Call us with your request (unless you declined telephone redemption privileges on your account application)
 - Provide the following information:
    - Your account number
    - Exact name(s) in which account is registered
    - Additional form of identification

                                                                              19

                                                              [CURRENCY GRAPHIC]

RETIREMENT ACCOUNTS

The Fund offers IRA accounts, including traditional and Roth IRAs. Fund shares may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

[COLUMN GRAPHIC]


                                                         OTHER INFORMATION

DISTRIBUTIONS

The Fund declares distributions from net investment income and pays those distributions quarterly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund operates in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on the Fund's distributions, regardless of whether you reinvest them or receive them in cash.

The Fund's distributions of net income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain are taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions may also be subject to certain state and local taxes.

A portion of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met.

Distributions of capital gain and the Fund's distribution of net investment income reduce the net asset value of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transaction equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange.
                                                                              21

                                                              [CURRENCY GRAPHIC]

The Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware statutory trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

[COLUMN GRAPHIC]

                                                      FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been derived from the Fund's financial statements for the year ended May 31, 2004, which have been audited by Deloitte & Touche LLP. The Fund's financial statements and the auditor's report are included in the Annual Report dated May 31, 2004, which is available upon request, without charge.

                                                                      JULY 5,
                              YEAR ENDED   YEAR ENDED   YEAR ENDED   2000(A) TO
                               MAY 31,      MAY 31,      MAY 31,      MAY 31,
                                 2004         2003         2002         2001
 SELECTED DATA FOR A SINGLE
   SHARE
 NET ASSET VALUE, BEGINNING
   OF PERIOD                   $  4.26      $  4.36      $  6.42      $ 10.00
                               -------      -------      -------      -------
 INVESTMENT OPERATIONS:
   Net investment income
     (loss)                      (0.06)       (0.04)       (0.06)       (0.06)
   Net realized and
     unrealized gain (loss)
     on investments               0.82        (0.06)       (2.00)       (3.52)
                               -------      -------      -------      -------
 Total from Investment
   Operations                     0.76        (0.10)       (2.06)       (3.58)
                               -------      -------      -------      -------
 NET ASSET VALUE, END OF
   PERIOD                      $  5.02      $  4.26      $  4.36      $  6.42
                               =======      =======      =======      =======
TOTAL RETURN                     17.84%       (2.29)%     (32.09)%     (35.80)%
RATIO/SUPPLEMENTARY DATA
Net Assets at End of Period
  (000's omitted)              $15,823      $13,620      $12,769      $15,628
Ratios to Average Net
  Assets:
  Net expenses                    1.65%        1.65%        1.65%        1.65%(b)
  Gross expenses(c)               2.28%        2.32%        2.04%        1.98%(b)
  Net investment income
    (loss)                       (1.29)%      (1.23)%      (1.23)%      (0.99)%(b)
PORTFOLIO TURNOVER RATE             45%          34%          57%          33%

(a) Commencement of operations.

(b) Annualized.

(c) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or expense reimbursements.
                                                                              23

FOR MORE INFORMATION                        [MASTRAPASQUA ASSET MANAGEMENT LOGO]


         ANNUAL/SEMI-ANNUAL REPORTS
  Additional information about the Fund's
investments is contained in the Fund's annual
and semi-annual reports to shareholders. In the                 MASTRAPASQUA
Fund's annual report, you will find a discussion of             GROWTH FUND
the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


    STATEMENT OF ADDITIONAL INFORMATION ("SAI")
  The SAI provides more detailed information about the Fund and is incorporated by reference into, and thus is a part of, this Prospectus.


              CONTACTING THE FUND
  You can get free copies of the Fund's annual and semi-annual reports and SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

             MASTRAPASQUA GROWTH FUND
                  P.O. BOX 446
               PORTLAND, MAINE 04112
                 (800) 448-0982


        SECURITIES AND EXCHANGE COMMISSION INFORMATION
   You can review the Fund's annual and semi-annual reports, the SAI and other information about the Fund at the Public
Reference Room of the Securities and Exchange Commission ("SEC").
The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202)942-8090. You can get copies of this information, for a fee, by emailing or writing to:

                Public Reference Room
          Securities and Exchange Commission
              Washington, D.C. 20549-0102
           Email address: publicinfor@sec.gov


Fund information, including copies of the annual and semi-annual reports and the SAI, is available form the SEC's
                   web site at www.sec.gov.


        Investment Company Act File No. 811-3023

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
October 1, 2004



INVESTMENT ADVISOR:                        BROWN ADVISORY GROWTH EQUITY FUND

Brown Investment Advisory Incorporated     BROWN ADVISORY VALUE EQUITY FUND
901 S. Bond Street
Suite 400                                  BROWN ADVISORY SMALL-CAP GROWTH FUND
Baltimore, Maryland  21231
                                           BROWN ADVISORY SMALL-CAP VALUE FUND
ACCOUNT INFORMATION AND SHAREHOLDER
SERVICES:                                  BROWN ADVISORY INTERNATIONAL FUND

Forum Shareholder Services, LLC            BROWN ADVISORY REAL ESTATE FUND
P.O. Box 446
Portland, Maine 04112
(800) 540-6807




This Statement of Additional Information ("SAI") supplements the Prospectus dated October 1, 2004, as may be amended from time to time, offering Institutional Shares of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory International Fund and Brown Advisory Real Estate Fund, and A Shares of Brown Advisory Small-Cap Growth Fund, each a series of Forum Funds, a registered, open-end management investment company. This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

Financial statements for the Funds for the fiscal period ended May 31, 2004 are included in the Annual Report to shareholders and are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

GLOSSARY...................................................................... 1

INVESTMENT POLICIES AND RISKS................................................. 2

INVESTMENT LIMITATIONS....................................................... 11

MANAGEMENT................................................................... 15

PORTFOLIO TRANSACTIONS....................................................... 27

PURCHASE AND REDEMPTION INFORMATION.......................................... 30

TAXATION..................................................................... 32

OTHER MATTERS................................................................ 37

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS...............................A-1

APPENDIX B - MISCELLANEOUS TABLES............................................B-1

APPENDIX C - PROXY VOTING PROCEDURES.........................................C-1

GLOSSARY
--------------------------------------------------------------------------------

As used in this SAI, the following terms have the meanings listed.

"Accountant" means Citigroup, the Trust's fund accountant.

"Administrator" means Citigroup, the Trust's administrator.

"Advisor" means Brown Investment Advisory Incorporated, the Fund's investment advisor.

"Board" means the Board of Trustees of the Trust.

"CFTC" means Commodities Future Trading Commission.

"Citigroup" means Citigroup Global Transaction Services.

"Code" means the Internal Revenue Code of 1986, as amended.

"Custodian" means Forum Trust, LLC for Brown Advisory International Fund and Brown Investment Advisory & Trust Company for each other Fund.

"Distributor" means Forum Shareholder Services, LLC, the Trust's distributor.

"Fitch" means Fitch Ratings.

"Fund" means each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory International Fund and Brown Advisory Real Estate Fund.

"Independent Trustee" means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

"IRS" means Internal Revenue Service.

"Moody's" means Moody's Investors Service.

"NAV" means net asset value per share.

"NRSRO" means a nationally recognized statistical rating organization.

"SAI" means Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's Corporation, a division of the McGraw Hill Companies.

"Sub-Advisor" means Philadelphia International Advisors LP or Walter Scott & Partners Limited in regards to Brown Advisory International Fund and Cardinal Capital Management, LLC in regards to Brown Advisory Small-Cap Value Fund.

"Transfer Agent" means Citigroup, the Trust's transfer agent.

"Trust" means Forum Funds.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

1.  INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------
Each Fund is a diversified series of the Trust except Brown Advisory Real Estate Fund which is a non-diversified series of the Trust. This section discusses in greater detail than the Funds' prospectus certain investments that the Funds can MAKE.

A. EQUITY SECURITIES

1. COMMON AND PREFERRED STOCK

GENERAL. Each Fund may invest in the common stock of companies located outside the United States. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, and Brown Advisory Real Estate Fund. Each Fund may invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

RISKS. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in a Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

2. CONVERTIBLE SECURITIES

GENERAL. Each Fund may invest in convertible securities. Brown Advisory International Fund may invest in U.S. or foreign securities convertible into foreign common stock. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

SECURITY RATINGS INFORMATION. Each Fund's investments in convertible and other debt securities are subject to the credit risk relating to the financial condition of the issuers of the securities that each Fund holds. To limit credit risk, each of Brown Advisory Growth Equity Fund, Brown Advisory Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund may only invest in: (1) convertible and other debt securities that are rated "Baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase; and (2) preferred stock rated "baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase. Each Fund may purchase unrated convertible securities if, at the time of purchase, its Advisor or Sub-Advisor believes that they are of comparable quality to rated securities that the Fund may purchase.

Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by its Advisor or Sub-Advisor to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if that Advisor or Sub-Advisor determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. Each Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, each Advisor or Sub-Advisor will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

RISKS. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

3. WARRANTS

GENERAL. Each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund and Brown Advisory Real Estate Fund may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

RISKS. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

4. DEPOSITARY RECEIPTS

GENERAL. Each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund and Brown Advisory International Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. Each Fund invests in depositary receipts in order to obtain exposure to foreign securities markets. For purposes of a Fund's investment policies, the Fund's investment in an ADR will be considered an investment in the underlying securities of the applicable foreign company.

RISKS. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs of a sponsored depository receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

B.       FOREIGN SECURITIES

Each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund and Brown Advisory International Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of a Fund's assets.

In addition, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Some foreign brokerage commissions and custody fees are higher than those in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by a Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and a Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after a Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

C.       OPTIONS AND FUTURES

1.       GENERAL

Each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund and Brown Advisory Small-Cap Growth Fund may purchase or write put and call options, futures and options on futures to: (1) enhance the Fund's performance; or (2) to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase.

Specifically, a Fund may purchase or write options on securities in which it may invest or on market indices based in whole or in part on such securities. Options purchased or written by a Fund must be traded on an exchange or over-the-counter. A Fund may invest in futures contracts on market indices based in whole or in part on securities in which the Fund may invest. A Fund may also purchase or write put and call options on these futures contracts.

Options and futures contracts are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges on which futures and options are traded or by the CFTC. No assurance can be given that any hedging or income strategy will achieve its intended result.

Currently, the Funds do not have any intention of investing in options or futures for purposes other than hedging. If a Fund will be financially exposed to another party due to its investments in options or futures, the Fund will maintain either: (1) an offsetting ("covered") position in the underlying security or an offsetting option or futures contract; or (2) cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. A Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid securities and other permissible assets ("Segregated Assets") in a segregated account with that Fund's Custodian in the prescribed amount. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

2.      OPTIONS AND FUTURES CONTRACTS

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

OPTIONS ON STOCK INDICES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

OPTIONS ON FOREIGN CURRENCY (BROWN ADVISORY INTERNATIONAL FUND). Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option. The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots. To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

OPTIONS ON FUTURES. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

FUTURES CONTRACTS AND INDEX FUTURES CONTRACTS. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or an underlying debt security, as called for in the contract, at a specified date and at an agreed upon price. An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

3.       RISKS OF OPTIONS AND FUTURES TRANSACTIONS

There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on an Advisor's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which a Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions. The potential loss to a Fund from investing in certain types of futures transactions is unlimited.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by a Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices or related options during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. A Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. A Fund's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce a Fund's yield.

D.       ILLIQUID AND RESTRICTED SECURITIES

1.       GENERAL

Each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund and Brown Advisory Real Estate Fund may invest in illiquid and restricted securities. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options;
(3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

2.       RISKS

Limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Advisor to be liquid, can become illiquid.

3.       DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Advisor, pursuant to guidelines approved by the Board. The Advisor determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Advisor takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Advisor may determine that the securities are not illiquid.

E. INVESTMENT COMPANY SECURITIES

1. OPEN-END AND CLOSED-END INVESTMENT COMPANIES

GENERAL. Brown Advisory International Fund may invest in shares of closed-end investment companies that invest chiefly in shares of companies located outside the United States. In order to manage its cash position, the Fund may also invest in shares of other open-end and closed-end investment companies that invest in U.S. Government Securities. The Fund will limit its investment in the securities of other open-end and closed-end investment companies to the extent permitted by the 1940 Act.

RISKS. The Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company's advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company. To the extent that the Fund invests in closed-end companies that invest primarily in the common stock of companies located outside the United States, see the risks related to foreign securities set forth in the section entitled "Investment Policies and Risks - Equity Securities -Foreign Securities Risks" above.

F. FIXED INCOME SECURITIES

1. U.S. GOVERNMENT SECURITIES

Brown Advisory International Fund may invest in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (such as mortgage-backed securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

2.       OTHER FIXED INCOME SECURITIES

Brown Advisory International Fund many invest in short-term money market instruments issued in the United States or abroad, denominated in U.S. dollars or any foreign currency. Short-term money market instruments include short-term fixed or variable rate certificates of deposit, time deposits with a maturity no greater than 180 days, bankers' acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody's or in similar other money market securities. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft, which has been drawn by a customer, and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and time deposits generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's performance.

The Fund may also invest in other high quality fixed income securities denominated in U.S. dollars, any foreign currency or in a multi-national currency unit (e.g. the European Currency Unit).

3.       RISKS

GENERAL. Yields on fixed income securities are dependent on a variety of factors, including the general conditions of the fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Fixed income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. In addition, certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity. Finally, the issuers of debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its fixed income securities may become impaired.

INTEREST RATE RISK. The market value of the interest-bearing fixed income securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's debt securities. As a result, an investment in the Fund is subject to risk even if all debt securities in the Fund's investment portfolio are paid in full at maturity. Finally, issuers may prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates.

CREDIT RISK. The financial condition of an issuer of a security held by the Fund may cause it to default on interest or principal payments due on a security. This risk generally increases as security credit ratings fall. To limit credit risk, the Fund limits its fixed income investments to short-term money market securities, including commercial paper rated in the highest short-term rating category, and other high quality (rated in the two highest ratings categories by an NRSRO) fixed income securities.

The Sub-Advisor may use NRSRO ratings to determine whether to purchase, sell or hold a security. Ratings are not, however, absolute standards of quality. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Consequently, similar securities with the same rating may have different market prices. In addition, rating agencies may fail to make timely changes in credit ratings and the issuer's current financial condition may be better or worse than a rating indicates.

The Fund may retain a security that ceases to be rated or whose rating has been lowered below the Fund's lowest permissible rating category if the Sub-Advisor determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

FOREIGN SECURITIES RISKS. To the extent that the Fund invests in fixed income securities of companies located outside the United States, see the risks related to foreign securities set forth in the section entitled "Investment Policies and Risks - Equity Securities - Foreign Securities Risks" above.

G.       FOREIGN CURRENCIES TRANSACTIONS

GENERAL. Investments in foreign companies will usually involve currencies of foreign countries. Brown Advisory International Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs. The Fund may conduct foreign currency exchange transactions either on a cash basis at the rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. At or before settlement of a forward currency contract, the Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract. If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase currency by selling an offsetting contract, in which case, it will realize a gain or a loss.

Forward contracts are considered "derivatives," financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund enters into forward contracts in order to "lock in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Fund does not intend to enter into forward contracts on a regular or continuing basis and the Fund will not enter these contracts for speculative purposes.

The Fund will not have more than 10% of its total assets committed to forward contracts, or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's investment securities or other assets denominated in that currency.

RISKS. Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Sub-Advisor is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to the Fund.

H. LEVERAGE TRANSACTIONS

1. GENERAL

Each Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Leverage transactions include borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into repurchase agreements, and purchasing securities on a when-issued, delayed delivery or forward commitment basis. A Fund uses these investment techniques only when its Advisor or Sub-Advisor believes that the leveraging and the returns available to a Fund from investing the cash will provide investors with a potentially higher return.

BORROWING. Each Fund (other than Brown Advisory International Fund) may borrow money from a bank in amounts up to 33 1/3% of total assets at the time of borrowing. Brown Advisory International Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes but not in excess of 10% of its total assets at the time or borrowing. Entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed delivery or forward delivery basis are not subject to this limitation. A reverse repurchase agreement is a transaction in which the Fund sells securities to a bank or securities dealer and simultaneously commits to repurchase the securities from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold securities. An investment of the Fund's assets in reverse repurchase agreements will increase the volatility of the Fund's NAV. A counterparty to a reverse repurchase agreement must be a primary dealer that reports to the Federal Reserve Bank of New York or one of the largest 100 commercial banks in the United States.

SECURITIES LENDING AND REPURCHASE AGREEMENTS. Brown Advisory International Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, a Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. A Fund may share the interest it receives on the collateral securities with the borrower. The terms of a Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of a Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated. A Fund may pay fees to arrange for securities loans.

Brown Advisory International Fund may enter into repurchase agreements are transactions in which a Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If the Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral.

Securities loans and repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Brown Advisory International Fund and Brown Advisory Real Estate Fund may purchase securities offered on a "when-issued" and "forward commitment" basis (including a delayed delivery basis). Securities purchased on a "when-issued" or "forward commitment basis" are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a "delayed delivery" basis when the transaction is structured to occur some time in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would be committed to such transactions.

2.       RISKS

Leverage creates the risk of magnified capital losses. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the NAV of a Fund's securities which may be magnified by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense incurred as a result of leveraging on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, a Fund's Custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions.

I.       TEMPORARY DEFENSIVE POSITION

Each Fund may invest in prime quality money market instruments, pending investment of cash balances. Each Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by that Fund's Advisor or Sub-Advisor to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a Fund may invest include short-term U.S. Government Securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

J.       CORE AND GATEWAY(R)

Each Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A und operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert a Fund to a Core and Gateway structure without notice to the shareholders.

2.  INVESTMENT LIMITATIONS
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For purposes of all investment policies of each Fund: (1) the term "1940 Act" includes the rules thereunder, SEC interpretations and any exemptive order upon which a Fund may rely; and (2) the term "Code" includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which a Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Fund and a Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of that Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of a Fund may be changed by the Board without shareholder approval.

A.       FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations that cannot be changed by the Board without shareholder approval. A Fund may not:

1.       BORROWING MONEY

BROWN ADVISORY GROWTH EQUITY FUND, BROWN ADVISORY VALUE EQUITY FUND, BROWN ADVISORY SMALL-CAP GROWTH FUND, BROWN ADVISORY SMALL-CAP VALUE FUND AND BROWN ADVISORY REAL ESTATE FUND. Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets.

BROWN ADVISORY INTERNATIONAL FUND. Borrow money except as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of its total assets at the time of borrowing (entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed settlement or forward delivery basis are not subject to this limitation).

2.       CONCENTRATION

BROWN ADVISORY VALUE EQUITY FUND AND BROWN ADVISORY SMALL-CAP VALUE FUND. Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on investments in U.S. Government Securities and repurchase agreements covering U.S. Government Securities. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

BROWN ADVISORY GROWTH EQUITY FUND AND BROWN ADVISORY SMALL-CAP GROWTH FUND. Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, a Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

BROWN ADVISORY REAL ESTATE FUND. Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry, except that the Fund will invest at least 25% of the value of its total assets in securities of issuers principally engaged in the real estate industry (in which the Fund intends to concentrate). For purposes of this limitation, there is no limit on investments in U.S. Government Securities and repurchase agreements covering U.S. Government Securities. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

BROWN ADVISORY INTERNATIONAL FUND. Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: investments in U.S. Government Securities and on repurchase agreements covering U.S. Government Securities. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

3.       DIVERSIFICATION

BROWN ADVISORY GROWTH EQUITY FUND, BROWN ADVISORY VALUE EQUITY FUND, BROWN ADVISORY SMALL- CAP GROWTH FUND, BROWN ADVISORY SMALL-CAP VALUE FUND AND BROWN ADVISORY INTERNATIONAL FUND. With respect to 75% of its assets, purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of a single issuer.

4.       NON-DIVERSIFICATION

BROWN ADVISORY REAL ESTATE FUND. Purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (1) with respect to 50% of the Fund's total assets, more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) with respect to 50% of the Fund's total assets, the Fund would own more than 10% of the outstanding voting securities of any single issuer; or (3) with respect to 100% of the Fund's assets more than 25% of the Fund's total assets would be invested in the securities of any single issuer.

5.       UNDERWRITING ACTIVITIES

Underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

6.       MAKING LOANS

BROWN ADVISORY GROWTH EQUITY FUND, BROWN ADVISORY VALUE EQUITY FUND, BROWN ADVISORY SMALL-CAP GROWTH FUND, BROWN ADVISORY SMALL-CAP VALUE FUND AND BROWN ADVISORY INTERNATIONAL FUND. Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

BROWN ADVISORY REAL ESTATE FUND. Make loans to other parties, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom that may be granted by the SEC. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

7.       PURCHASES AND SALES OF REAL ESTATE

BROWN ADVISORY GROWTH EQUITY FUND, BROWN ADVISORY VALUE EQUITY FUND, BROWN ADVISORY SMALL-CAP GROWTH FUND, BROWN ADVISORY SMALL-CAP VALUE FUND AND BROWN ADVISORY INTERNATIONAL FUND. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

BROWN ADVISORY REAL ESTATE FUND. Purchase or sell real estate, except that the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or (ii) securities of issues that deal in real estate or are engaged in the real estate business, including real estate investment trusts. The Fund may hold real estate and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund's ownership of such securities.

8.       PURCHASES AND SALES OF COMMODITIES

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

9.       ISSUANCE OF SENIOR SECURITIES

Issue senior securities except pursuant to Section 18 of the 1940 Act.

B.       NON-FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval. A Fund may not:

1.       SECURITIES OF INVESTMENT COMPANIES

Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

2.       SHORT SALES

Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

3.       PURCHASES ON MARGIN

Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

4.       OPTIONS AND FUTURES CONTRACTS

BROWN ADVISORY GROWTH EQUITY FUND, BROWN ADVISORY SMALL-CAP GROWTH FUND AND BROWN ADVISORY SMALL-CAP VALUE FUND. Invest in options contracts regulated by the CFTC except for: (1) bona fide hedging purposes within the meaning of the rules of the CFTC; and (2) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

A Fund: (1) will not hedge more than 50% of its total assets by selling futures contracts, buying put options and writing call options (so called "short positions"); (2) will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets; and (3) will not buy call options with a value exceeding 5% of the Fund's total assets.

BROWN ADVISORY VALUE EQUITY FUND AND BROWN ADVISORY INTERNATIONAL FUND. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and therefore is not subject to registration or regulation as a pool operator under that Act.

The Fund: (1) will not hedge more than 50% of its total assets by selling futures contracts, buying put options and writing call options (so called "short positions"); (2) will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets; and (3) will not buy call options with a value exceeding 5% of the Fund's total assets.

5.       EXERCISING CONTROL OF ISSUERS

Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

6.       BORROWING

BROWN ADVISORY GROWTH EQUITY FUND, BROWN ADVISORY VALUE EQUITY FUND, BROWN ADVISORY SMALL-CAP GROWTH FUND, BROWN ADVISORY SMALL-CAP VALUE FUND AND BROWN ADVISORY REAL ESTATE FUND, Purchase or otherwise acquire any security if, the total of borrowings would exceed 5% of the value of its total assets.

7.       ILLIQUID SECURITIES

BROWN ADVISORY GROWTH EQUITY FUND, BROWN ADVISORY VALUE EQUITY FUND, BROWN ADVISORY SMALL-CAP GROWTH FUND, BROWN ADVISORY SMALL-CAP VALUE FUND AND BROWN ADVISORY REAL ESTATE FUND, Invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

BROWN ADVISORY INTERNATIONAL FUND. Invest more than 10% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

8.       CONCENTRATION

BROWN ADVISORY GROWTH EQUITY FUND AND BROWN ADVISORY SMALL-CAP GROWTH FUND. Purchase a security if, as a result, more than 25% of a Fund's total assets would be invested in securities of foreign governments. The investment by a Fund in issuers domiciled in the same jurisdiction is not a violation of the Fund's fundamental or non-fundamental concentration policies unless the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry.

3.  MANAGEMENT
--------------------------------------------------------------------------------

A.       TRUSTEES AND OFFICERS OF THE TRUST

The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of each Fund. The Trust and three other investment companies (collectively, the "fund complex") hold themselves out to investors as related companies for purposes of investment and investor services. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Two Portland Square, Portland, Maine 04101, unless otherwise indicated.

----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
                                                                                            NUMBER OF
                                                                                            PORTFOLIOS
                                                                                             IN FUND            OTHER
                               POSITION      LENGTH         PRINCIPAL OCCUPATION(S)          COMPLEX        TRUSTEESHIPS
           NAME,               WITH THE      OF TIME                 DURING                  OVERSEEN          HELD BY
      AGE AND ADDRESS            TRUST       SERVED               PAST 5 YEARS              BY TRUSTEE        TRUSTEES
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
INTERESTED TRUSTEE
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
John Y. Keffer1               Trustee      1989-Present President, Citigroup, fund        24              None
Born:  July 15, 1942                                    services division since 2003;
                                                        President,         Forum
                                                        Financial   Group,   LLC
                                                        ("Forum")     (a    fund
                                                        services         company
                                                        acquired by Citigroup in
                                                        2003).  Trustee  of  one
                                                        other investment company
                                                        within the fund complex.
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
INDEPENDENT TRUSTEES
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
Costas Azariadis              Trustee      1989-Present Professor of Economics,           24              None
Born:  February 15, 1943                                University of California-Los
                                                        Angeles;        Visiting
                                                        Professor of  Economics,
                                                        Athens   University   of
                                                        Economics  and  Business
                                                        1998 - 1999.  Trustee of
                                                        one   other   investment
                                                        company  within the fund
                                                        complex.
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
James C. Cheng                Trustee      1989-Present President, Technology Marketing   24              None
Born:  July 26, 1942                                    Associates
                                                        (marketing  company  for
                                                        small and  medium  sized
                                                        businesses     in    New
                                                        England). Trustee of one
                                                        other investment company
                                                        within the fund complex.
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
J. Michael Parish             Chairman,    1989-Present Retired; Partner, Wolfe, Block,   24              None
Born:  November 9, 1943       Trustee      (Chairman    Schorr and Solis-Cohen LLP (law
                                           since        2004) firm) 2002 - 2003;
                                                        Partner,  Thelen  Reid &
                                                        Priest  LLP  (law  firm)
                                                        from    1995   -   2002.
                                                        Trustee   of  one  other
                                                        investment       company
                                                        within the fund complex.
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------

_________________________________________________
1 John Y. Keffer indirectly controls the Distributor.


----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
                                                                                            NUMBER OF
                                                                                            PORTFOLIOS
                                                                                             IN FUND            OTHER
                               POSITION      LENGTH         PRINCIPAL OCCUPATION(S)          COMPLEX        TRUSTEESHIPS
           NAME,               WITH THE      OF TIME                 DURING                  OVERSEEN          HELD BY
      AGE AND ADDRESS            TRUST       SERVED               PAST 5 YEARS              BY TRUSTEE        TRUSTEES
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
          OFFICERS
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
David I. Goldstein            President     2003-Present Director, Citigroup since 2003;    N/A             N/A
Born:  August 3, 1961                                    Director, Business & Product
                                                         Development, Forum 1999 -
                                                         2003. President/Assistant
                                                         Secretary  of one  other
                                                         investment       company
                                                         within the fund complex.
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
Beth P. Hanson                Vice          2003-Present Relationship Manager,             N/A             N/A
Born:  July 15, 1966          President/                 Citigroup since 2003;
                              Assistant                  Relationship Manager, Forum
                              Secretary                  1999 - 2003.  Vice-President/
                                                         Assistant Secretary of one
                                                         other investment company within
                                                         the fund complex.  Secretary of
                                                         one other investment company
                                                         within the fund complex.
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
Stacey E. Hong                Treasurer    2002-Present  Director, Fund Accounting,        N/A             N/A
Born:  May 10, 1966                                      Citigroup since 2003; Director
                                                         Forum         Accounting
                                                         Services,    LLC   (fund
                                                         accountant  acquired  by
                                                         Citigroup  in 2003) 1999
                                                         - 2003. Treasurer of two
                                                         other         investment
                                                         companies   within   the
                                                         fund complex.
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
David M. Whitaker             Secretary    2004-Present  Counsel, Citigroup since 2004;    N/A             N/A
Born:  September 6, 1971                                 Assistant Counsel, PFPC
                                                         Worldwide, Inc. (a fund
                                                         services company) 1999-2004.
                                                         Secretary  of one  other
                                                         investment       company
                                                         within the fund complex.
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------

B. TRUSTEE OWNERSHIP IN EACH FUND IN FAMILY OF INVESTMENT COMPANIES

------------------------------------------ ------------------------------------------ ---------------------------------------
                                                                                       AGGREGATE DOLLAR RANGE OF OWNERSHIP
                                                                                       AS OF DECEMBER 31, 2003 IN ALL FUNDS
                                                                                       OVERSEEN BY TRUSTEE IN THE FAMILY OF
                                            DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN            INVESTMENT COMPANIES
                                               EACH FUND AS OF DECEMBER 31, 2003
                TRUSTEES
------------------------------------------ ------------------------------------------ ---------------------------------------
INTERESTED TRUSTEES
------------------------------------------ ------------------------------------------ ---------------------------------------
John Y. Keffer                                               None                                $10,001-$50,000
------------------------------------------ ------------------------------------------ ---------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------ ------------------------------------------ ---------------------------------------
Costas Azariadis                                             None                                      None
------------------------------------------ ------------------------------------------ ---------------------------------------
------------------------------------------ ------------------------------------------ ---------------------------------------
James C. Cheng                                               None                                      None
------------------------------------------ ------------------------------------------ ---------------------------------------
------------------------------------------ ------------------------------------------ ---------------------------------------
J. Michael Parish                                            None                                   Over $100,000
------------------------------------------ ------------------------------------------ ---------------------------------------

C.       OWNERSHIP OF SECURITIES OF THE ADVISOR AND RELATED COMPANIES

As of December 31, 2003, no Independent Trustee or any of his immediate family members owned, beneficially or of record, securities of any Trust investment advisor, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment advisor or principal underwriter.

D.       INFORMATION CONCERNING TRUST COMMITTEES

1.       AUDIT COMMITTEE

The Trust's Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Trust's Independent
Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent registered public accountants to the Trust. In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. During the fiscal period/year ended May 31, 2004, the Audit Committee met five times.

2.       NOMINATING COMMITTEE

The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Trust's Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Independent Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider nominees for Independent Trustees recommended by security holders. During the fiscal period/year ended May 31, 2004, the Nominating Committee did not meet.

3.       VALUATION COMMITTEE

The Trust's Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer, Parish and the senior officers of the Trust. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining NAV of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. During the fiscal period ended May 31, 2004, the Valuation Committee met fourteen times.

4.       QUALIFIED LEGAL COMPLIANCE COMMITTEE

The Qualified Legal Compliance Committee (the "QLCC'), which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Trust's Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable Federal and state law or the breach of fiduciary duties under applicable Federal and state law by the Trust or an employee or agent of the Trust. During the fiscal period/year ended May 31, 2004, the QLCC did not meet.

E.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Independent Trustee is paid an annual retainer fee of $9,000 for service to the Trust ($10,500 for the independent Chairman). In addition, each Trustee will be paid a fee of $1,200 for each regular Board meeting attended ($1,587.50 for the independent Chairman) and $750 for each special Board meeting attended whether the regular or special Board meetings are attended in person or by electronic communication. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for service as Trustee. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following tables set forth the fees paid to each Trustee by the Trust and the fund complex, which includes all series of the Trust and another investment company for which Citigroup provides services, for the fiscal period/year ended May 31, 2004.


------------------------------------------ ------------------- -------------------- ----------------------
                                                                                     TOTAL COMPENSATION
                                                                                     FROM TRUST AND FUND
                                                                COMPENSATION FROM          COMPLEX
                  FUND                          TRUSTEE               FUND
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------

------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
BROWN ADVISORY GROWTH EQUITY FUND
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
                                           John Y. Keffer                  $0                  $0
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
                                           Costas Azariadis               341              18,000
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
                                           James C. Cheng                 341              18,000
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
                                           J. Michael Parish              341              18,000
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------

------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
BROWN ADVISORY VALUE EQUITY FUND
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
                                           John Y. Keffer                  $0                  $0
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
                                           Costas Azariadis               185               4,500
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
                                           James C. Cheng                 185               4,500
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
                                           J. Michael Parish              185               4,500
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------

------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
BROWN ADVISORY SMALL-CAP GROWTH FUND
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
                                           John Y. Keffer                      $0              $0
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
                                           Costas Azariadis               1,149            18,000
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
                                           James C. Cheng                 1,149            18,000
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
                                           J. Michael Parish              1,149            18,000
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------

------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
BROWN ADVISORY SMALL-CAP VALUE FUND
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
                                           John Y. Keffer                 $0                   $0
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
                                           Costas Azariadis               52                9,000
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
                                           James C. Cheng                 52                9,000
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
                                           J. Michael Parish              52                9,000
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------

------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
BROWN ADVISORY INTERNATIONAL FUND
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
                                           John Y. Keffer                   $0                 $0
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
                                           Costas Azariadis               324               4,500
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
                                           James C. Cheng                 324               4,500
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
                                           J. Michael Parish              324               4,500
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------

------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
BROWN ADVISORY REAL ESTATE FUND
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
                                           John Y. Keffer                 $0                   $0
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
                                           Costas Azariadis               12                4,500
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
                                           James C. Cheng                 12                4,500
------------------------------------------ ------------------- -------------------- ----------------------
------------------------------------------ ------------------- -------------------- ----------------------
                                           J. Michael Parish              12                4,500
------------------------------------------ ------------------- -------------------- ----------------------

F.       INVESTMENT ADVISORS

1.       SERVICES OF ADVISOR AND SUB-ADVISORS

The Advisor serves as investment advisor to each Fund pursuant to investment advisory agreements with the Trust (each an "Advisory Agreement"). Under the Advisory Agreement, the Advisor furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for each Fund.

Cardinal Capital Management LLC ("Cardinal") is the Sub-Advisor for Brown Advisory Small-Cap Value Fund. Philadelphia International Partners LP ("PIA") and Walter Scott & Partners Limited ("Walter Scott") are the Sub-Advisors for Brown Advisory International Fund. Subject to the direction of the Trust's Board of Trustees and the Advisor, each Sub-Advisor makes decisions regarding the investment and reinvestment of the respective Fund's assets allocated to it for management by the Advisor.

2.       OWNERSHIP OF ADVISOR

The Advisor is a fully owned subsidiary of Brown Investment Advisory & Trust Company ("Brown"), a trust company operating under the laws of Maryland. Brown is a fully owned subsidiary of Brown Capital Holdings Incorporated, a holding company incorporated under the laws of Maryland in 1998.

3.       OWNERSHIP OF SUB-ADVISORS

Cardinal, a Delaware limited liability company, was organized in 1995. Cardinal is owned and controlled by Amy K.Minella, Eugene Fox, III, and Robert B. Kirkpatrick, each a managing director thereof.

PIA was organized as a limited partnership in 2001. Glenmede Trust Company and Philadelphia International Partners LP are the limited partner and general partner of PIA. The primary business address of Glenmede Trust Company and Philadelphia International Partners LP is One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, PA 19103. Glenmede Trust Company, a wholly owned subsidiary of Glenmede Corporation, is a limited purpose trust company that provides fiduciary and investment services to endowment funds, foundations, employee benefit plans and other institutions and individuals. Andrew B. Williams and James S. Lobb are the limited partners in Philadelphia International Partners LP. AB Williams Company LLC is the general partner in Philadelphia International Partners LP.

Walter Scott was organized as a corporation under the laws of Scotland in 1983.

4.       FEES

The Advisor's fee is calculated as a percentage of each Fund's average daily net assets. The fee, if not waived, is accrued daily by each Fund and is paid monthly based on average net assets for the previous month. The Sub-Advisor's fee is calculated as a percentage of a Fund's average daily net assets but is paid by the Advisor and not the Fund.

In addition to receiving its advisory fee from each Fund, the Advisor may also act and be compensated as investment manager for its clients with respect to assets they invested in each Fund. If you have a separately managed account with the Advisor with assets invested in a Fund, the Advisor will credit an amount equal to all or a portion of the fees received by the Advisor against any investment management fee received from you.

Table 1 in Appendix B shows the dollar amount of the fees payable by each Fund to the Advisor, the amount of fees waived by the Advisor, and the actual fees received by the Advisor. The data presented are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

5.       OTHER PROVISIONS OF ADVISORY AGREEMENT

The Advisor is not affiliated with Citigroup or any company affiliated with Citigroup. Each Advisory Agreement remains in effect for a period of one year from the date of its effectiveness and then the agreement must be approved annually. Subsequently, each Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreements or interested persons of any such party (other than as Trustees of the Trust).

Each Advisory Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Advisor on 60 days' written notice to the Trust. Each Advisory Agreement terminates immediately upon assignment.

Uuner each Advisory Agreement, the Advisor is not liable for any error of judgement, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

6.       APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

ALL FUNDS (OTHER THAN BROWN ADVISORY INTERNATIONAL FUND). At the September 14, 2004 Board meeting, the Board, including the Independent Directors, considered the approval of the continuance of the Advisory Agreements pertaining to the Funds and the Sub-Advisory Agreement between the Advisor and Cardinal regarding Brown Advisory Small-Cap Value Fund. In approving the continuance of the Advisory Agreements for the Funds and the Sub-Advisory Agreement between the Advisor and Cardinal for Brown Advisory Small-Cap Value Fund, the Board noted that although many of the Funds underperformed their benchmarks and/or Lipper Inc. peer groups and have higher advisory fees and gross expenses than the mean and median of their Lipper Inc. peer groups, the following factors supported a finding that the continuance of the Advisory Agreements and the Sub-Advisory
Agreement with Cardinal for an additional twelve months was in the best interests of the applicable Fund shareholders:

         (1) Brown was the investment advisor to eight Trust series;

         (2) Assets in all Brown advised Trust series combined grew by $40 million over the past year;

         (3) 90% of the shareholders in the Funds were clients of the Advisor;

         (4) A representation from each of the Advisor and Cardinal that it had not experienced any material code of ethics violations over the past twelve months; and

         (5) The financial statements of the Advisor and Cardinal (copies of which was provided to the Board) as well as information relating to the insurance maintained by the Advisor and Cardinal.

Based on its evaluation of the above factors and with the assistance of independent counsel, the Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Agreements and the Sub-Advisory Agreement between the Advisor and Cardinal with respect to Brown Advisory Small-Cap Value Fund.

BROWN ADVISORY INTERNATIONAL FUND. At the February 20, 2004 meeting, the Board, including a majority of the Independent Trustees, considered the approval of the continuance of the Advisory Agreement pertaining to the Fund and the Sub-Advisory Agreement between Brown and PIA for the Fund. The Board, including the Independent Trustees, determined that it would be in the best interests of the Fund and its shareholders to continue the Advisory Agreement between the Trust and the Advisor (the "Initial Advisory Agreement") for an additional twelve months. The Board considered the factors listed below, and such other factors and information it deemed relevant prior to approving and recommending the continuation of the Advisory Agreement:

          (1) The fact that the Advisor is the investment advisor to seven other Trust series;

          (2) Information provided by the Advisor regarding the Advisor's executive officers;

          (3) A representation  from the Advisor that the Fund's portfolio would
              be monitored weekly for compliance  with  the  Fund's   investment
              policies;

          (4) The fact that although the Advisor's contractual and net advisory fees received after waivers were higher than the mean and median contractual and net advisory fees for its Lipper Inc. peer group, the Fund's performance either exceeded or was reasonably consistent with its benchmark and/or that of its Lipper Inc. peer group;

          (5) The Fund had performed in the top quartile of its Lipper Inc. peer group for the one month ended December 31, 2003 and was ranked 45 out of 867 funds in its Lipper Inc. peer group in performance for the three months ended December 31, 2003;

          (6) A representation from the Advisor that the Advisor had not experienced any material code of ethics violations over the past twelve months; and

          (7) The Advisor's financial statements (a copy of which was provided to the Board) as well as information relating to the insurance maintained by the Advisor;

At the June 8, 2004 meeting, the Board, including a majority of the Independent Trustees, determined that it would be in the best interests of the Fund and its shareholders to approve amendments to the Initial Advisory Agreement to: (1) authorize the Advisor, with the approval of the Board, to appoint and replace Fund sub-advisors and to enter into and approve amendments to Sub-Advisory Agreements without first obtaining shareholder approval ("Manager of Managers Structure") upon receipt by the Trust and the Advisor of exemptive relief from the SEC and/or the adoption of an SEC rule authorizing the employment of a Managers of Managers Structure and (2) to provide for reimbursements to Brown for the cost of certain consultant services retained by Brown to help Brown perform its oversight responsibilities under the agreement (the "Amended Advisory Agreement"). The Board considered the factors listed below, and such other factors and information it deemed relevant, prior to approving and recommending the approval of the Amended Advisory Agreement to the Fund's shareholders:

          (1) A Manager of Managers Structure will enable the Advisor to employ sub-advisors with varying investment styles to help enhance performance by minimizing investment volatility and expanding the stocks in which the Fund invests;

          (2) A Manager of Managers Structure will enable the Advisor to promptly reallocate Fund assets among sub-advisors in response to varying market conditions;

          (3) A Manager of Managers Structure will enable the Board to act more quickly, with less expense to the Fund, in appointing new sub-advisors when the Board and the Advisor believe that such appointment would be in the best interests of Fund shareholders;

          (4) The diversified investment approach promoted by a Manager of Managers Structure may, in the short-term, under-perform any one given investment style;

          (5) The Advisor's process for identifying and evaluating potential sub-advisors, including the due diligence on each prospective sub-advisor and the Advisor's retention of an independent consultant with expertise in evaluating European-based managers focusing on the European, Asian and Far East markets to help the Advisor with the selection and monitoring of sub-advisors;

          (6) The Advisor will be directly responsible for establishing procedures to monitor a sub-advisor's compliance with the Fund's investment objectives and policies while the independent consultant will assist the Advisor in analyzing the performance of the sub-advisors and by recommending allocations and reallocations of Fund assets amongst sub-advisors;

          (7) The Advisor's belief that the employment of a Manager of Managers Structure on behalf of the Fund is a more cost efficient investment approach for shareholders than operating several different international mutual funds with different investment styles. According to the Advisor, a single fund with a larger shareholder base may have lower expenses than several small mutual funds since expenses will be allocated over a larger asset base;

          (8) The Advisor's retention of an independent consultant with expertise in the evaluation of European based managers to facilitate the initial selection of each sub-advisor and to evaluate the sub-advisor's performance on an ongoing basis to help ensure consistence with peer group's performance and investment process;

          (9) The Advisor will consider the independent consultant's recommendations to facilitate its own responsibilities under the Amended Advisory Agreement including the performance of ongoing extensive due diligence on each sub-advisor and the allocation and reallocation of the Fund's assets among current and new sub-advisors; and

         (10) Although the annual gross and net advisory fee to be paid to the Advisor under the Amended Advisory Agreement, inclusive of the maximum 0.05% reimbursement to the Advisor for costs incurred in the retention of an independent consultant, are higher than the mean and median gross and net advisory fees of the Fund's Lipper Inc. peer group, the Fund's projected gross annual expenses are lower than that of the mean and median gross and net expenses of the Fund's Lipper Inc. peer group. In addition, while the Fund's projected net annual expenses are slightly higher than the mean and median net expenses of the Fund's Lipper Inc. peer group, the Fund's projected net expenses are significantly lower than the mean and median net expenses of international funds that operate pursuant to a Manager of Manager Structure.

The Board concluded that the Manager of Managers Structure is in the best interest of the Fund's shareholders as it offers the best means for the Fund to identify and retain the highest quality portfolio management services and, thereby seek to obtain consistently superior investment performance. Based on its evaluation of the above factors and with the assistance of independent counsel, the Board, including a majority of the Independent Trustees, approved the Proposed Agreement and authorized the submission of the Proposed Agreement to the Fund's shareholders for approval.

At the February 20, 2004 meeting, the Board, including a majority of the Independent Trustees, determined that it would be in the best interests of the Fund and its shareholders to continue the Sub-Advisory Agreement between the Advisor and PIA for an additional twelve months. The Board considered the factors listed below, and such other factors and information it deemed relevant prior to approving and recommending the continuation of the Sub-Advisory Agreement between the Advisor and PIA:

     (1) The nature and quality of services to be provided to the Fund, including information provided by PIA regarding the background and responsibilities of the portfolio management and client service teams (collectively, 5 employees) of PIA and its Policy and Compliance Committee which monitors compliance the Fund's compliance with its investment objectives;

     (2) PIA's representation that it had not experienced any material compliance matters or regulatory problems since the Board initially approved the Sub-Advisory Agreement;

     (3) PIA's best execution practices and trading policies, including information regarding average commissions paid on Fund trades; and

     (4) The Fund's performance exceeded or was reasonably consistent with that of its benchmark and/or that of its Lipper, Inc. peer group.

After requesting and reviewing the above information as well as certain other additional information, the Board concluded that the approval of the Sub-Advisory Agreement between the Advisor and PIA was in the best interests of the Fund and its future shareholders.

At the June 8, 2004 meeting, the Board, including a majority of the Independent Trustees, determined that it would be in the best interests of the Fund and its shareholders to approve the Sub-Advisory Agreement between the Advisor and Walter Scott. The Board considered the factors listed below, and such other factors and information it deemed relevant prior to approving and recommending the continuation of the Sub-Advisory Agreement between the Advisor and Walter
Scott:

         (1) Walter Scott's growth oriented management style coupled with PIA's value oriented style should help to enhance performance by minimizing volatility and expanding the universe of stocks in which the Fund invests;

         (2) Fees to be paid to Walter Scott by the Advisor under the Sub-Advisory Agreement are within the range of fees paid to Walter Scott for sub-advisory services rendered to other U.S. mutual funds. The Advisor, not the Fund, will pay Walter Scott for investment sub-advisory services rendered to the Fund;

         (3) Walter Scott's twenty-one years of experience in providing international oriented advisory services to institutional accounts and its $10.2 billion of assets under management;

         (4) Walter Scott's prior experience in providing sub-advisory services to two other U.S. based mutual funds and particularly its prior experience in providing sub-advisory services pursuant to a Manager of Managers Structure;

         (5) Walter Scott does not assign specific portfolio managers to any one mutual fund. Many of Walter Scott's key personnel and portfolio managers have been with Walter Scott for at least 10 years;

         (6) Walter Scott is a buy and hold growth oriented manager and conducts its own investment research in-house;

         (7) Walter Scott's positive balance sheet and the fact that it has been profitable since commencement of operations;

         (8) Walter Scott's maintenance of fidelity bond coverage and errors and omissions insurance policy that will protect the Fund against losses resulting from actions of Walter Scott contrary to the standard of care set forth in the Sub-Advisory Agreement;

         (9) Walter Scott's client composite has outperformed the Fund's benchmark since its inception with the exception of year one; and

         (10)     Walter   Scott's  disclosure  that  it  has  had  no  material
                  compliance or regulatory problems within the past year.

G.       DISTRIBUTOR

1.       DISTRIBUTION SERVICES

The Distributor (also known as principal underwriter) of the shares of each Fund, is located at Two Portland Square, Portland, Maine 04101. The Distributor is controlled by Forum Trust, LLC, the Custodian for Brown Advisory International Fund. Forum Trust, LLC is controlled by John Y. Keffer.

Under a distribution agreement (the "Distribution Agreement") with the Trust, the Distributor acts as the agent of the Trust in connection with the offering of shares of each Fund. The Distributor continually distributes shares of each Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of each Fund. These financial institutions may charge a fee for their services and may receive shareholder service fees even though shares of a Fund are sold without a sales charges or distribution fees. These financial institutions may otherwise act as processing agents and will be responsible for promptly transmitting purchase, redemption and other requests to each Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of a Fund in this manner should acquaint themselves with their institution's procedures and read the Prospectus in conjunction with any materials and information provided by their institution. The financial institution, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

Pursuant to the Distribution Agreement, the Distributor receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of A Shares of Brown Advisory Small-Cap Growth Fund. Table 2 in Appendix B shows the aggregate sales charges paid to the Distributor, the amount of sales charge reallowed by the Distributor, and the amount of sales charge retained by the Distributor. The data are for the past three years (or shorter depending on the Fund's commencement of operations).

2.       DISTRIBUTION PLAN - BROWN ADVISORY SMALL-CAP GROWTH FUND (A SHARES)

In accordance with Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan (the "Plan") for the Fund's A Shares, which provides for payment to the Distributor of a Rule 12b-1 fee at the annual rate of up to 0.25% of the average daily net assets of the A Shares as compensation for the Distributor's services.

The Plan provides that the Distributor may incur expenses for activities including, but not limited to, (1) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares; (2) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer of institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (4) the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor or others in connection with the offering of A Shares to the public.

The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Independent Trustees. In addition, the Plan requires the Trust and the Distributor to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made. The Plan obligates the Fund to compensate the Distributor for its services and not to reimburse it for expenses incurred.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Independent Trustees. The Plan further provides that it may not be amended to materially increase the costs, which the Trust bears for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Independent Trustees. The Plan may be terminated at any time by the Board, by a majority of the Independent Trustees or by shareholders of the Fund's A shares.

Table 3 in Appendix B shows the dollar amount of fees payable by the Fund to the Distributor or its agents under the Distribution Plan, the amount of fees waived by the Distributor or its agents and the actual fees received by the Distributor and its agents under the Plan. The data provided are for the past year.

3.       COMPLIANCE SERVICES

Under a Compliance Services Agreement (the "Compliance Agreement") with the Trust, the Distributor provides a Chief Compliance Officer ("CCO") to the Trust as well as certain additional compliance support functions ("Compliance
Services"). Pursuant to the Administration Agreement between the Trust and Administrator, the Administrator has agreed to pay any fees generated under the Compliance Agreement for Compliance Services rendered to the Funds.

The Compliance Agreement with respect to each Fund continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Trust or by the Distributor with respect to each Fund on 60 days' written notice to the other party. The provisions of the Compliance Agreement related to CCO services, may be terminated at any time by the Board, effective upon written notice to the CCO, without the payment of any penalty.

Under the Compliance Agreement, the Administrator is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement. Under the Compliance n Agreement, the Distributor and certain related parties (such as the Distributors officers and persons who control the Distributor) are indemnified by the Trust against any and all claims and expenses related to the Distributor's actions or omissions, except for any act or omission resulting from the Distributor's willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

Table 4 in Appendix B shows the dollar amount of the fees accrued by each Fund to the Distributor, the amount of the fee waived by the Distributor, and the actual fees received by the Distributor. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

H.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR

As administrator, pursuant to an administration agreement (the "Administration Agreement") with the Trust, the Administrator is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, the Administrator receives a fee from each Fund at an annual rate of 0.09% until such time as the assets of all Trust series advised by the Advisor equal or exceed an amount equal to $50 million times the number of Advisor Series, and thereafter at an annual rate of 0.065%. There is an annual minimum charge of $40,000. The fee is accrued daily by each Fund and is paid monthly based on average net assets for the previous month.

The Administration Agreement with respect to each Fund continues in effect until terminated provided, however, that its continuance shall be specifically approved or ratified with respect to a Fund with such frequency and in such manner as required by applicable law. The Administration Agreement is terminable with or without cause and without penalty by the Trust or by the Administrator with respect to each Fund on 90 days' written notice to the Trust. The Administration Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.

Under the Administration Agreement, the Administrator is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement. Under the Administration Agreement, the Administrator and certain related parties (such as the Administrator's officers and persons who control the Administrator) are indemnified by the Trust against any and all claims and expenses related to the Administrator's actions or omissions that are consistent with the Administrator's contractual standard of care.

Table 5 in Appendix B shows the dollar amount of the fees accrued by each Fund to the Administrator, the amount of the fee waived by the Administrator, and the actual fees received by the Administrator. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

2.       FUND ACCOUNTANT

As fund accountant, pursuant to an accounting agreement (the "Accounting Agreement") with the Trust, the Accountant provides fund accounting services to each Fund. These services include calculating the NAV of each Fund and preparing each Fund's financial statements and tax returns.

For its services, the Accountant receives from each Fund a monthly fee of $3,000, $1,000 per month for each class above one, $777.77 per month per Sub-Advisor for Brown Advisory International Fund, an annual fee of 0.01% of the Fund's average daily net assets and certain surcharges based upon the Fund's asset level as well as the number and type of the Fund's portfolio transactions and positions. Each Fund also pays the Accountant an annual fee of $3,000 for tax preparation services. The fees paid to the Accountant are accrued daily by each Fund and are paid monthly based, in part, on transactions and positions for the previous month.

The Accounting Agreement with respect to each Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to each Fund with such frequency and in such manner as required by applicable law. The Accounting Agreement is terminable with or without cause and without penalty by the Trust or by the Accountant with respect to each Fund on 90 days' written notice to the Trust. The Accounting Agreement is also terminable for cause by the non-breaching party on at least 30 day's written notice to the other party.

Under the Accounting Agreement, the Accountant is not liable for any action or omission in the performance of its duties to each Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, the Accountant and certain related parties (such as the Accountant's officers and persons who control the Accountant) are indemnified by the Trust against any and all claims and expenses related to the Accountant's actions or omissions that are consistent with the Accountant's contractual standard of care.

Under the Accounting Agreement, in calculating each Fund's NAV, the Accountant is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that the Accountant will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or if the loss in the shareholder's account with the Trust is less than or equal to $10.00. In addition, the Accountant is not liable for the errors of others, including the companies that supply securities prices to the Accountant and each Fund.

Table 6 in Appendix B shows the dollar amount of the fees accrued by each Fund, the amount of the fee waived by the Accountant, and the actual fees received by the Accountant. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

3.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to a transfer agent agreement ("Transfer Agency Agreement") with the Trust, the Transfer Agent maintains an account for each shareholder of record of each Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the Office of Comptroller of the Currency.

For its services, the Transfer Agent receives an annual fee from each Fund of $18,000, plus $12,000 for each class above one. Each Fund also pays the Transfer Agent an annual per account fee of $25 per open shareholder account and $3 per closed shareholder account. The fees paid to the Transfer Agent are accrued daily by each Fund and are paid monthly.

4.       CUSTODIAN

Brown Investment Advisory & Trust Company ("BIATC"), an affiliate of the Advisor, is the Custodian for each Fund except Brown Advisory International Fund and safeguards and controls each Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of each Fund's domestic and foreign assets. The Custodian is located at 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231.

Forum Trust LLC, an affiliate of the Distributor, is the Custodian for Brown Advisory International Fund and safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101. Citibank, N.A. is the subcustodian of the Fund. Citibank, N.A. is located in New York, NY.

For its services, BIATC receives a fee of 0.01% of each Fund's first $1 billion in assets; 0.0075% on Fund assets between $1-2 billion; 0.0050% on Fund assets between $2-6 billion; and 0.0025% on Fund assets greater than $6 billion. Each Fund also pays an annual maintenance fee of $3,600, plus certain other transaction fees. For its services, Forum Trust, LLC receives a fee of 0.01% of Brown Advisory International Fund's first $1 billion in assets; 0.0075% on Fund assets between $1-2 billion; 0.0050% on Fund assets between $2-6 billion; and 0.0025% on Fund assets greater than $6 billion. Brown Advisory International Fund also pays an annual maintenance fee of $8,000, plus certain other transaction fees. These fees are accrued daily by each Fund and are paid monthly based on average net assets and transactions for the previous month.

5.       LEGAL COUNSEL

Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005, passes upon legal matters in connection with the issuance of shares of the Trust.

6.       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, 200 Berkeley Street, 14th Floor, Boston, Massachusetts, 02116-5022, an independent registered public accounting firm, has been selected as auditor for each Fund. The auditor audits the annual financial statements of each Fund and provides each Fund with an audit opinion. The auditors also review certain regulatory filings of each Fund and the Funds' tax returns

4.  PORTFOLIO TRANSACTIONS
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A.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Fund purchases or to whom a Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Advisor or Sub-Advisor will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Advisor or Sub-Advisor will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       COMMISSIONS PAID

Table 7 in Appendix B shows the aggregate brokerage commissions paid by each Fund as well as aggregate commissions paid to an affiliate of each Fund or the Advisor or Sub-Advisor. The data presented are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

C.       ADVISOR RESPONSIBILITY FOR PURCHASES AND SALES

Each Advisor or Sub-Advisor places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Advisor or Sub-Advisor. Each Fund does not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by each Sub-Advisor or Advisor in its best judgment and in a manner deemed to be in the best interest of each Fund rather than by any formula.

Each  Advisor  or   Sub-Advisor   seeks  "best   execution"  for  all  portfolio
transactions. This means that each Advisor or Sub-Advisor seeks the most favorable price and execution available. Each Advisor's or Sub-Advisor's primary consideration in executing transactions for each Fund is prompt execution of orders in an effective manner and at the most favorable price available.

D.       CHOOSING BROKER-DEALERS

A Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, each Advisor or Sub-Advisor takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and each Advisor's or Sub-Advisor's duties, an Advisor or Sub-Advisor may: (1) consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) payments made by brokers effecting transactions for a Fund. These payments may be made to a Fund or to other persons on behalf of a Fund for services provided to a Fund for which those other persons would be obligated to pay).

E.       OBTAINING RESEARCH FROM BROKERS

Each Advisor or Sub-Advisor has full brokerage discretion. Each Advisor or Sub-Advisor evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Each Advisor or Sub-Advisor may give consideration to research services furnished by brokers to the Advisor or Sub-Advisor for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment an Advisor's or Sub-Advisor's own internal research and investment strategy capabilities. This research may include reports that are common in the industry such industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of an Advisor's or Sub-Advisor's accounts, although a particular client may not benefit from all the research received on each occasion. An Advisor's or Sub-Advisor's fees are not reduced by reason of an Advisor's or Sub-Advisor's receipt of research services. Since most of an Advisor's or Sub-Advisor's brokerage commissions for research are for economic research on specific companies or industries, and since an Advisor or Sub-Advisor follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Advisor's or Sub-Advisor's clients and a Fund's investors.

Each Advisor or Sub-Advisor may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

F.       COUNTERPARTY RISK

Each Advisor or Sub-Advisor monitors the creditworthiness of counterparties to each Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

G.       TRANSACTIONS THROUGH AFFILIATES

Each Advisor or Sub-Advisor may effect transactions through affiliates of the Advisor or Sub-Advisor (or affiliates of those persons) pursuant to procedures adopted by the Trust.

H.       OTHER ACCOUNTS OF THE ADVISOR OR SUB-ADVISOR

Investment decisions for each Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Advisor or Sub-Advisor or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in an Advisor's or Sub-Advisor's opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for each Fund and other client accounts managed by an Advisor or Sub-Advisor occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

I.       PORTFOLIO TURNOVER

The frequency of portfolio transactions of each Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.

J.       SECURITIES OF REGULAR BROKER-DEALERS

From time to time, a Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during a Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of a Fund during the Fund's last fiscal year; or (3) sold the largest amount of a Fund's shares during the Fund's last fiscal year.

Table 8 in Appendix B lists the regular brokers and dealers of the Funds whose securities (or the securities of the parent company) were acquired during the past fiscal year and the appropriate value of each Fund's holdings of those securities as of each Fund's most recent fiscal year.

5.  PURCHASE AND REDEMPTION INFORMATION
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A.       GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the offices of the Transfer Agent.

Each Fund or class thereof accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed, but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

B.       ADDITIONAL PURCHASE INFORMATION

Shares of each Fund or class thereof are sold on a continuous basis by the Distributor at NAV plus any applicable sales charge. Accordingly, the offering price per share of a Fund class may be higher than a Fund class' NAV.

Each Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Advisor's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. Each Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1.       IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the contribution is received.

2.       UGMAS/UTMAS

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a matter indicating custodial capacity.

3.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your financial institution for further information. If you hold shares through a financial institution, a Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. A Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of a Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C.       ADDITIONAL REDEMPTION INFORMATION

You may redeem Fund shares or class shares at NAV minus any applicable sales charge or redemption fee. Accordingly, the redemption price per share of a Fund or class may be lower than the Fund's or class' NAV. A Fund may redeem shares involuntarily to: (1) reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus.

1.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

2.       REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Advisor, a Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of a Fund's total net assets, whichever is less, during any 90-day period.

3.       NAV DETERMINATION

In determining the NAV of a Fund class, securities for which market quotations are readily available are valued at current market value using the valuation price provided by an independent pricing service. If no sales price is reported, the mean of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

4.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at the applicable Fund class' NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the applicable Fund class' NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

6.  TAXATION
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The tax information set forth in the Prospectus and the information in this section relates solely to Federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting each Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of a Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to each Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

The tax year end of each Fund is May 31 (the same as each Fund's fiscal year end).

1.       MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company a Fund must satisfy the following requirements:

      o The Fund must distribute at least 90% of its investment company taxable income each tax year (certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

      o The Fund must derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts) derived from its business of investing in securities.

      o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.       FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of a Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

A portion of a Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met. To the extent a Fund's distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income. A Fund's distributions of dividends that it received from REITs generally do not constitute "qualified dividend income."

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

Each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Fund's financial statements. Any such losses may not be carried back.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares with an NAV at the time of purchase that reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be paid by the Fund and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year.

Each Fund will send you information annually as to the Federal income tax consequences of distributions made (or deemed made) during the year.

C.       CERTAIN TAX RULES APPLICABLE TO THE FUNDS' TRANSACTIONS

For Federal income tax purposes, when put and call options purchased by a Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When a Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by a Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Fund on Section 1256 contracts generally are considered

60% long-term and 40% short-term capital gains or losses. A Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that a Fund has unrealized gains with respect to the other position in such straddle; (2) a Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to each Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund if all of the offsetting positions consist of Section 1256 contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund's net capital gain.

If Brown Advisory International Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" (a "PFIC") for Federal income tax purposes and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to United States Federal income taxation on a portion of any "excess distribution" it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders. The Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a PFIC will not give rise to any deduction or credit to the Fund or to any shareholder. A PFIC means any foreign corporation if, for the taxable year involved, either (1) it derives at least 75% of its gross income from "passive income" (including, but not limited to, interest, dividends, royalties, rents and annuities) or (2) on average, at least 50% of the value (or adjusted tax basis, if elected) of the assets held by the corporation produce "passive income." The Fund could elect to "mark-to market" stock in a PFIC. Under such an election, the Fund would include in income each year an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the Fund's adjusted basis in the PFIC stock. The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over the fair market value of the PFIC stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains included by the Fund for prior taxable years. The Fund's adjusted basis in the PFIC stock would be adjusted to reflect the amounts included in, or deducted from, income under this election. Amounts included in income pursuant to this election, as well as gain realized on the sale or other disposition of the PFIC stock, would be treated as ordinary income. The deductible portion of any mark-to-market loss, as well as loss realized on the sale or other disposition of the PFIC stock to the extent that such loss does not exceed the net mark-to-market gains previously included by the Fund, would be treated as ordinary loss. The Fund generally would not be subject to the deferred tax and interest charge provisions discussed above with respect to PFIC stock for which a mark-to-market election has been made. If the Fund purchases shares in a PFIC and the Fund does elect to treat the foreign corporation as a "qualified electing fund" under the Code, the Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of the foreign corporation, even if this income is not distributed to the Fund. Any such income would be subject to the 90% distribution requirement described above and calendar year distribution requirement described below.

D.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 (or December 31, if the Fund so elects) of the calendar year. The balance of a Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, a Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. A Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.       SALE, EXCHANGE OR REDEMPTION OF SHARES

In general, you will recognize gain or loss on the sale, exchange or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale, exchange or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) Fund shares within 30 days before or after the sale, exchange or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale, exchange or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale, exchange or redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

F.       BACKUP WITHHOLDING

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions and the proceeds of redemptions of shares paid to you if you: (1) have failed to provide your correct taxpayer identification number; (2) are otherwise subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against your Federal income tax liability or refunded.

G.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income (and short-term capital gains) paid to you will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. You generally would be exempt from Federal income tax on gain realized on the sale of shares of a Fund and distributions of net capital gain from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from a Fund is effectively connected with your U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, a Fund may be required to withhold Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to an investment in a Fund can differ from the Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisors as to the consequences of foreign tax rules with respect to an investment in the Fund.

H.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in a Fund can differ from the Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisor as to the consequences of state and local tax rules with respect to an investment in a Fund.

I.       FOREIGN INCOME TAX

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested within various countries cannot be determined. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible and intends to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Fund. However, there can be no assurance that a Fund will be able to do so. Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by the Fund, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against Federal income taxes. You may be subject to rules which limit or reduce your ability to fully deduct, or claim a credit for, your pro rata share of the foreign taxes paid by a Fund.

7.  OTHER MATTERS
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A.       THE TRUST AND ITS SHAREHOLDERS

1.       GENERAL INFORMATION

Forum Funds was organized as a statutory trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Adams Harkness Small Cap Growth Fund                         DF Dent Premier Growth Fund
Austin Global Equity Fund                                    Fountainhead Special Value Fund
Brown Advisory Growth Equity Fund(1)                         Investors Bond Fund
Brown Advisory Intermediate Income Fund(2)                   Mastrapasqua Growth Fund
Brown Advisory International Fund(1)                         Payson Total Return Fund
Brown Advisory Maryland Bond Fund (1)                        Payson Value Fund
Brown Advisory Real Estate Fund(1)                           Polaris Global Value Fund
Brown Advisory Small-Cap Growth Fund(2)                      Shaker Fund(3)
Brown Advisory Small-Cap Value Fund                          TaxSaver Bond Fund
Brown Advisory Value Equity Fund(1)                          Winslow Green Growth Fund

(1) The Trust offers shares of beneficial interest in an Institutional class of this series.
(2) The Trust offers shares of beneficial interest in Institutional and A classes of this series.
(3) The Trust offers shares of beneficial interest in Intermediary, A, B and C classes of this series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and each Fund will continue indefinitely until terminated.

2.       SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will effect each class' performance. For more information on any other class of shares of a Fund, investors may contact the Transfer Agent.

3.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights. Fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those such series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.       TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, with shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

B.       FUND OWNERSHIp

As of September 7, 2004, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of beneficial interest of each Fund.

Also as of that date, certain shareholders of record owned 5% or more of the shares of a Fund. Shareholders known by a Fund to own beneficially 5% or more of the shares of a Fund are listed in Table 9 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of September 7, 2004, the following shareholders may be deemed to control a Fund. "Control" for this purpose is the ownership of 25% or more of a Fund's voting securities.



------------------------------------------------- ----------------------------------------------- --------------------
                                                                                                      PERCENTAGE
                      FUND                                   SHAREHOLDER AND ADDRESS                 OF FUND OWNED
------------------------------------------------- ----------------------------------------------- --------------------
------------------------------------------------- ----------------------------------------------- --------------------
Brown Advisory Growth Equity Fund                 Brown Investment Advisory & Trust Co*                  90.42%
                                                  FBO Clients
                                                  901 South Bond Street
                                                  Suite #400
                                                  Baltimore, Maryland 21231
------------------------------------------------- ----------------------------------------------- --------------------
------------------------------------------------- ----------------------------------------------- --------------------
Brown Advisory Value Equity Fund                  Brown Investment Advisory & Trust Co*                  91.99%
                                                  FBO Clients
                                                  901 South Bond Street
                                                  Suite #400
                                                  Baltimore, Maryland 21231
------------------------------------------------- ----------------------------------------------- --------------------
------------------------------------------------- ----------------------------------------------- --------------------
Brown Advisory Small-Cap Growth Fund              Brown Investment Advisory & Trust Co*                  82.30%
                                                  FBO Clients
                                                  901 South Bond Street
                                                  Suite #400
                                                  Baltimore, Maryland 21231
------------------------------------------------- ----------------------------------------------- --------------------
------------------------------------------------- ----------------------------------------------- --------------------
Brown Advisory Small-Cap Value Fund               Brown Investment Advisory & Trust Co*                  96.36%
                                                  FBO Clients
                                                  901 South Bond Street
                                                  Suite #400
                                                  Baltimore, Maryland 21231
------------------------------------------------- ----------------------------------------------- --------------------
------------------------------------------------- ----------------------------------------------- --------------------
Brown Advisory International Fund                 Brown Investment Advisory & Trust Co*                  92.31%
                                                  FBO Clients
                                                  901 South Bond Street
                                                  Suite #400
                                                  Baltimore, Maryland 21231
------------------------------------------------- ----------------------------------------------- --------------------
------------------------------------------------- ----------------------------------------------- --------------------
Brown Advisory Real Estate Fund                   Brown Investment Advisory & Trust Co*                  92.08%
                                                  FBO Clients
                                                  901 South Bond Street
                                                  Suite #400
                                                  Baltimore, Maryland 21231
------------------------------------------------- ----------------------------------------------- --------------------

* Brown Investment Advisory & Trust Co. is a trust company operating under the laws of Maryland and is a subsidiary of Brown Capital Holdings Incorporated, a holding company incorporated under the laws of Maryland.

C.                 LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. The Administrator believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       PROXY VOTING PROCEDURES

Copies of the proxy voting procedures of the Trust, the Advisor and each Sub-Advisor are included in Appendix C. Information regarding how a Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2004 are available (1) without charge, upon request, by contacting the Transfer Agent at (800) 540-6807 and (2) on the SEC's website at HTTP://WWW.SEC.GOV.

E.       CODE OF ETHICS

The Trust, the Advisor, each Sub-Advisor and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between a Fund and personnel of the Trust, the Advisor, each Sub-Advisor and the Distributor. The codes permit such personnel to invest in securities, including securities that may be purchase or held by a Fund, subject to certain limitations.

F.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

G.       FINANCIAL STATEMENTS

The financial statements of each Fund for the fiscal period/year ended May 31, 2004, which are included in the Funds' Annual Report, are incorporated herein by reference. The financial statements of each Fund include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and report of independent registered public accounting firm (annual reports only).

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

A.       CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

1.       MOODY'S

AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present, which make the long-term risk, appear somewhat larger than the Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds, which are rated Ca, represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

         Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.       S&P

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA       An obligation rated AA differs from the highest-rated  obligations only
         in  small  degree.   The  obligor's  capacity  to  meet  its  financial
         commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns, which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

B.       PREFERRED STOCK

1.       MOODY'S

AAA An issue that is rated "Aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue that is rated "Aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue that is rated "A" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "Aaa" and "Aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue that is rated "Baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue that is rated "Ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue that is rated "B" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue that is rated "Caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue that is rated "Ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.       S&P

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       SHORT TERM RATINGS

1.       MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     o   Leading market positions in well-established industries.
     o   High rates of return on funds employed.
     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

2.       S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.
C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

APPENDIX B - MISCELLANEOUS TABLES
--------------------------------------------------------------------------------

TABLE 1 - INVESTMENT ADVISORY FEES

The following tables show the dollar amount of advisory fees accrued by each Fund, the amount of fee that was waived by the Advisor, if any, and the actual fees received by the Advisor.

                                                             ADVISORY             ADVISORY              ADVISORY
                         FUND                              FEE ACCRUED           FEE WAIVED           FEE RETAINED
------------------------------------------------------- ------------------- --------------------- ----------------------

------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY GROWTH EQUITY FUND
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2004                                      $308,367              $70,357              $238,010
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2003                                      $231,067             $164,707               $66,360
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2002                                      $278,631             $278,631                 $0
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------

------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY VALUE EQUITY FUND
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                    $248,372                $9,254             $239,118
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended December 31, 2003                               $236,798             $114,295              $122,503
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------

------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY SMALL-CAP GROWTH FUND
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2004                                     $1,341,372               $0                 $1,341,372
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2003                                     $1,088,555               $0                 $1,088,555
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2002                                     $1,254,288               $0                 $1,254,288
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------

------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY SMALL-CAP VALUE FUND
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                    $139,176              $80,133               $59,043
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------

------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY INTERNATIONAL FUND
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                      $514,721            $27,862                 $486,859
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended December 31, 2003                                 $850,701            $99,626                 $751,075
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------

------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY REAL ESTATE FUND
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                     $28,108              $28,108                 $0
------------------------------------------------------- ------------------- --------------------- ----------------------


TABLE 2 - FRONT-END SALES  CHARGES  (A SHARES)  AND  BACK-END  SALES  CHARGES (B
SHARES)

The following tables show the dollar amount of aggregate sales charge paid to the Distributor, the amount retained, and the amount reallowed to financial institutions in connection with purchases of the Fund's A and B Shares. A Shares of Brown Advisory Growth Equity Fund and B Shares of Brown Advisory Small-Cap Growth Fund in 2003.

------------------------------------------------------- ------------------- --------------------- ----------------------
                                                         AGGREGATE SALES
                                                              CHARGE               AMOUNT                AMOUNT
                         FUND                                                     RETAINED              REALLOWED
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY SMALL-CAP GROWTH FUND
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
A SHARES
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2004                                      $37,307               $3,982                $33,325
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2003                                    $38,249               $3,017                $35,232
------------------------------------------------------- ------------------- --------------------- ----------------------

TABLE 3 - RULE 12B-1 FEES (A SHARES)

The following tables show the dollar amount of fees paid to the Distributor by each Fund, the amount of fee that was waived by the Distributor, if any, and the actual fees received by the Distributor.

------------------------------------------------------- ------------------- --------------------- ----------------------
                                                               FEE                  FEE                    FEE
                         FUND                                  PAID                WAIVED               RETAINED
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
   BROWN ADVISORY SMALL-CAP GROWTH FUND-A SHARES
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
   Year Ended May 31, 2004                                   $45,734                 $0                  $45,734
------------------------------------------------------- ------------------- --------------------- ----------------------


TABLE 4 - COMPLIANCE FEES

The following tables show the dollar amount of fees accrued by each Fund, the amount of fee that was waived by the Distributor, if any, and the actual fees received by the Distributor. The Compliance Agreement becomes effected on October 1, 2004 and no fees were charged pursuant thereto for the fiscal period/year ended May 31, 2004.

                                                          COMPLIANCE FEE       COMPLIANCE FEE        COMPLIANCE FEE
                         FUND                                ACCRUED               WAIVED               RETAINED
------------------------------------------------------- ------------------- --------------------- ----------------------

------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY GROWTH EQUITY FUND
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2004                                        N/A                  N/A                    N/A
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------

------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY VALUE EQUITY FUND
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                      N/A                  N/A                    N/A
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------

------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY SMALL-CAP GROWTH FUND
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2004                                        N/A                  N/A                    N/A
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------

------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY SMALL-CAP VALUE FUND
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                      N/A                  N/A                    N/A
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------

------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY INTERNATIONAL FUND
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                      N/A                  N/A                    N/A
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------

------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY REAL ESTATE FUND
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                      N/A                  N/A                    N/A
------------------------------------------------------- ------------------- --------------------- ----------------------

TABLE 5 - ADMINISTRATION FEES

The following tables show the dollar amount of fees accrued by each Fund, the amount of fee that was waived by the Administrator, if any, and the actual fees received by the Administrator.

                                                          ADMINISTRATION       ADMINISTRATION      ADMINISTRATION FEE
                         FUND                              FEE ACCRUED           FEE WAIVED             RETAINED
------------------------------------------------------- ------------------- --------------------- ----------------------

------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY GROWTH EQUITY FUND
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2004                                      $38,432               $4,860                $33,572
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2003                                      $40,615               $7,272                $33,343
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2002                                      $40,000                 $0                  $40,000
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------

------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY VALUE EQUITY FUND
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                    $27,492                 $0                  $27,492
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended December 31, 2003                               $38,484              $12,195                $26,289
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------

------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY SMALL-CAP GROWTH FUND
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2004                                      $109,872                $0                 $109,872
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2003                                      $106,382              $2,853               $103,529
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2002                                      $118,598                $0                 $118,598
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------

------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY SMALL-CAP VALUE FUND
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                    $23,055              $11,618                $11,437
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------

------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY INTERNATIONAL FUND
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                    $42,793                 $0                  $42,793
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended December 31, 2003                               $74,199               $1,656                $72,543
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------

------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY REAL ESTATE FUND
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                    $19,004              $15,925                $3,079
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------

------------------------------------------------------- ------------------- --------------------- ----------------------


TABLE 6 - ACCOUNTING FEES

The following tables show the dollar amount of accounting fees accrued by each Fund, the amount of fee that was waived by the Accountant, if any, and the actual fees received by the Accountant.

                                                          ACCOUNTING FEE         ACCOUNTING            ACCOUNTING
                         FUND                                ACCRUED             FEE WAIVED           FEE RETAINED
------------------------------------------------------- ------------------- --------------------- ----------------------

------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY GROWTH EQUITY FUND
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2004                                      $49,440                 $0                  $49,440
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2003                                      $40,512                 $0                  $40,512
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2002                                      $39,000                 $0                  $39,000
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------

------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY VALUE EQUITY FUND
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                    $21,450                 $0                  $21,450
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended December 31, 2003                               $51,411                 $0                  $51,411
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------

------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY SMALL-CAP GROWTH FUND
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2004                                      $77,380                 $0                  $77,380
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2003                                      $59,768                 $0                  $59,768
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Year Ended May 31, 2002                                      $39,000                 $0                  $39,000
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------

------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY SMALL-CAP VALUE FUND
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                    $23,866                 $0                  $23,866
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------

------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY INTERNATIONAL FUND
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                    $29,194                 $0                  $29,194
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended December 31, 2003                               $66,034                 $0                  $66,034
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------

------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
BROWN ADVISORY REAL ESTATE FUND
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------
Period Ended May 31, 2004                                    $18,901                 $0                  $18,901
------------------------------------------------------- ------------------- --------------------- ----------------------



TABLE 7 - COMMISSIONS

The following tables show the aggregate brokerage commissions of each Fund.

                                                                     TOTAL              % OF
                                                                   BROKERAGE          BROKERAGE            % OF
                                                                  COMMISSIONS     COMMISSIONS PAID     TRANSACTIONS
                                                  TOTAL         ($) PAID TO AN          TO AN           EXECUTED BY
                                                BROKERAGE      AFFILIATE OF THE   AFFILIATE OF THE    AN AFFILIATE OF
                                               COMMISSIONS          FUND OR            FUND OR          THE FUND OR
                                                   ($)         ADVISOR/SUB-ADVISORADVISOR/SUB-ADVISORADVISOR/SUB-ADVISOR
                   FUND
------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------

------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------
BROWN ADVISORY GROWTH EQUITY FUND
------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------
Year Ended May 31, 2004                          $40,493              $0                 0%                 0%
------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------
Year Ended May 31, 2003                          $53,755              $0                 0%                 0%
------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------
Year Ended May 31, 2002                          $24,194              $0                 0%                 0%
------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------

------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------
BROWN ADVISORY VALUE EQUITY FUND
------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------
Period Ended May 31, 2004                       $120,687              $0                 0%                 0%
------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------
Period Ended December 31, 2003                  $185,229              $0                 0%                 0%
------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------

------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------
BROWN ADVISORY SMALL-CAP GROWTH FUND
------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------
Year Ended May 31, 2004                         $261,941              $0                 0%                 0%
------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------
Year Ended May 31, 2003                         $186,933              $0                 0%                 0%
------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------
Year Ended May 31, 2002                          $47,944              $0                 0%                 0%
------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------

------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------
BROWN ADVISORY SMALL-CAP VALUE FUND
------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------
Period Ended May 31, 2004                        $98,457              $0                 0%                 0%
------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------

------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------
BROWN ADVISORY INTERNATIONAL FUND
------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------
Period Ended May 31, 2004                       $211,551              $0                 0%                 0%
------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------
Period Ended December 31, 2003                   $383,475             $0                 0%                 0%
------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------

------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------
BROWN ADVISORY REAL ESTATE  FUND
------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------
Period Ended May 31, 2004                        $29,871              $0                 0%                 0%
------------------------------------------- ------------------ ------------------ ------------------ ------------------

The increase in commissions generated by Brown Advisory Small-Cap Growth Fund during fiscal years ended May 31, 2003 and May 31, 2004 is attributable to an increased cash flow into the Fund over the last two fiscal years and the investment of that cash in securities.

TABLE 8 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following tables list the regular brokers and dealers of each Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of each Fund's holdings of those securities as of the Fund's most recent fiscal year.

                    FUND                             REGULAR BROKER OR DEALER                   VALUE HELD
---------------------------------------------- ------------------------------------- ---------------------------------
---------------------------------------------- ------------------------------------- ---------------------------------
Brown Advisory Growth Equity Fund                Morgan Stanley Dean Witter & Co.                $963,180
---------------------------------------------- ------------------------------------- ---------------------------------
---------------------------------------------- ------------------------------------- ---------------------------------
Brown Advisory Value Equity Fund                               N/A
---------------------------------------------- ------------------------------------- ---------------------------------
---------------------------------------------- ------------------------------------- ---------------------------------
Brown Advisory Small-Cap Growth Fund                           N/A
---------------------------------------------- ------------------------------------- ---------------------------------
---------------------------------------------- ------------------------------------- ---------------------------------
Brown Advisory Small-Cap Value Fund                            N/A
---------------------------------------------- ------------------------------------- ---------------------------------
---------------------------------------------- ------------------------------------- ---------------------------------
Brown Advisory International Fund                              N/A
---------------------------------------------- ------------------------------------- ---------------------------------
---------------------------------------------- ------------------------------------- ---------------------------------
Brown Advisory Real Estate Fund                                N/A
---------------------------------------------- ------------------------------------- ---------------------------------

TABLE 9 - 5% SHAREHOLDERS

The following tables lists: (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of a Fund; and (2) any person known by a Fund to own beneficially 5% or more of a class of shares of a Fund, as of September 7, 2004.

------------------------------------------------ ------------------------------------------ -----------------------
                                                          SHAREHOLDER AND ADDRESS               PERCENTAGE OF
                     FUND                                                                        CLASS OWNED
------------------------------------------------ ------------------------------------------ -----------------------
------------------------------------------------ ------------------------------------------ -----------------------
Brown Advisory Growth Equity Fund                Brown Investment Advisory & Trust Co.              90.42%
                                                 FBO Clients
                                                 901 South Bond Street
                                                 Suite #400
                                                 Baltimore, Maryland 21231
------------------------------------------------ ------------------------------------------ -----------------------
------------------------------------------------ ------------------------------------------ -----------------------
Brown Advisory Value Equity Fund                 Brown Investment Advisory & Trust Co.              91.99%
                                                 FBO Clients
                                                 901 South Bond Street
                                                 Suite #400
                                                 Baltimore, Maryland 21231
------------------------------------------------ ------------------------------------------ -----------------------
------------------------------------------------ ------------------------------------------ -----------------------
Brown Advisory Small-Cap Growth Fund -           Brown Investment Advisory & Trust Co.              89.61%
Institutional Shares                             FBO Clients
                                                 901 South Bond Street
                                                 Suite #400
                                                 Baltimore, Maryland 21231
------------------------------------------------ ------------------------------------------ -----------------------
------------------------------------------------ ------------------------------------------ -----------------------
Brown Advisory Small-Cap Value Fund              Brown Investment Advisory & Trust Co.              96.36%
                                                 FBO Clients
                                                 901 South Bond Street
                                                 Suite #400
                                                 Baltimore, Maryland 21231
------------------------------------------------ ------------------------------------------ -----------------------
------------------------------------------------ ------------------------------------------ -----------------------
Brown Advisory International Fund                Brown Investment Advisory & Trust Co.              92.31%
                                                 FBO Clients
                                                 901 South Bond Street
                                                 Suite #400
                                                 Baltimore, Maryland 21231
------------------------------------------------ ------------------------------------------ -----------------------
------------------------------------------------ ------------------------------------------ -----------------------
Brown Advisory Real Estate Fund                  Brown Investment Advisory & Trust Co.              92.08%
                                                 FBO Clients
                                                 901 South Bond Street
                                                 Suite #400
                                                 Baltimore, Maryland 21231
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                                      B-7

APPENDIX C - PROXY VOTING PROCEDURES
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                                   FORUM FUNDS
                                  MONARCH FUNDS

                 POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

                                  JULY 31, 2003
                          AS AMENDED FEBRUARY 20, 2004

         SECTION 1.  PURPOSE

         Shareholders of the various series of Forum Funds and Monarch Funds (collectively, the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a "Fund"). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

         This document describes the Policies and Procedures for Voting Proxies ("Policies") received from issuers whose voting securities are held by each Fund of the Trust.

         SECTION 2.  RESPONSIBILITIES

         (A) ADVISER. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund of the Trust for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Trust delegates to the Adviser the authority to act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies regarding resolution of a conflict of interest with respect to the Adviser.

         The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds of the Trust, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and
(ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

         The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a "Proxy Voting Service").

         (B) PROXY MANAGER. The Trust will appoint a proxy manager (the "Proxy Manager"), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these Policies.

         SECTION 3.  SCOPE

         These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These policies and procedures are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which the Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

         SECTION 4.  POLICIES AND PROCEDURES FOR VOTING PROXIES

         (A)      General

                  (1) Use of Adviser Proxy Voting Guidelines or Proxy Voting Service. If (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust's Board of Trustees has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (C) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Statement of Additional Information (each considered "Adviser Guidelines"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

                  (2) Absence of Proxy Voting Service Guidelines. In the absence of Adviser Guidelines, the Adviser shall vote the Fund's proxies consistent with Sections B and C below.

         (B)      Routine Matters

         Since the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. However, the position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

                  (1) ELECTION OF DIRECTORS. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

                  (2) APPOINTMENT OF AUDITORS. Management recommendations will generally be supported.

                  (3) CHANGES IN STATE OF INCORPORATION OR CAPITAL STRUCTURE. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

(C)      Non-Routine Matters

                  (1) CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS. These proposals should be examined on a case-by-case basis because they are an extension of an investment decision.

                  (2) PROPOSALS AFFECTING SHAREHOLDER RIGHTS. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

                  (3) ANTI-TAKEOVER ISSUES. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

                  (4) EXECUTIVE COMPENSATION. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

                  (5) SOCIAL AND POLITICAL ISSUES. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

         (D)      Conflicts of Interest

         The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted. Each Adviser is responsible for maintaining procedures to identify conflicts of interest.

         The Adviser should vote proxies relating to such issuers in accordance with the following procedures:

                  (1) ROUTINE  MATTERS  CONSISTENT  WITH  POLICIES.  The Adviser
                  may vote  proxies for  routine   matters  as required by these
                  Policies or as required by the Adviser Guidelines (if any).

                  (2) IMMATERIAL CONFLICTS. The Adviser may vote proxies for non-routine matters consistent with these Policies or any Adviser Guidelines if the Adviser determines that the conflict of interest is not material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser's decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances.

                  (3) MATERIAL CONFLICTS AND NON-ROUTINE MATTERS. If the Adviser believes that (i) it has a material conflict and (ii) that the issue to be voted upon is non-routine or is not covered by these Policies or the Adviser Guidelines (if any), then

                           (a) If the Adviser uses a Proxy Voting Service, the proxy may be voted consistent with the recommendations of the Proxy Voting Service PROVIDED that the Adviser believes that such a vote is consistent with the best interests of the Fund's shareholders.

                           (b) If the Adviser does not use a Proxy Voting Service, then the Adviser shall contact the Proxy Manager for review and determination. In the event that the Proxy

                           Manager determines that he/she has a conflict of interest, the Proxy Manager shall submit the matter for determination to a member of the Board of Trustees of the Trust (the "Board") who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Proxy Manager or the Board member will consider the best interests of Fund shareholders and may consider the recommendations of independent third parties that evaluate proxy proposals.

         (E)      Abstention

                  The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

                     PHILADELPHIA INTERNATIONAL ADVISORS, LP


                               PROXY VOTING POLICY


                               AS OF JULY 28, 2003
OVERVIEW

Philadelphia International Advisors, LP ("PIA") has responsibility to see that proxies are appropriately voted. Clients are solicited and records kept indicating whether we are to have discretion in voting proxies or whether they should be voted elsewhere. This is primarily documented via the account agreement. PIA votes all proxies in accordance with its general proxy policy in effect at the time, unless otherwise specifically instructed by the client in writing.

An independent  third party proxy  service,  Institutional  Shareholder  Service
(ISS), has been retained by PIA for their fundamental research on proxy questions and subsequent recommendations. Proxies are voted by ISS in accordance with their proxy voting guidelines with the intent of serving the best interests of PIA's clients. PIA has directed ISS that in the event shares are going to be blocked from trading or otherwise will be restricted in the specific country from the time the vote is cast until the adjournment of the meeting, ISS will abstain from voting.

ISS will inform PIA's proxy administrator of any proxies that do not fall within the adopted guidelines. PIA's proxy administrator will send the proxies in question to the appropriate portfolio manager for review, documentation of vote rationale, and signature. In the event the designated portfolio manager is unavailable, the proxy will be forwarded to the CIO for execution.

CONFLICTS OF INTEREST

PIA has developed this policy to serve the collective interests of our clients, and accordingly, will generally vote pursuant to this policy when conflicts of interest arise. Potential conflicts of interest may arise through business relationships, personal relationships, or familial relationships involving PIA or PIA personnel. When there are proxy voting proposals, however, that give rise to conflicts of interest the proxy shall be voted consistent with the recommendations of ISS provided that PIA believes that such a vote is consistent with the best interests if its clients.

RECORD KEEPING

PIA maintains detailed records on proxy voting. PIA will maintain files relating to its proxy voting procedures and policies. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with the records for the first two years kept in PIA's offices. Records of the following will be included in the files:

     o Copies of PIA's proxy voting procedures and policies, and any amendments;
     o Copies of any documents PIA (i.e., the Proxy Manager) created that were material to making a decision how to vote proxies, or that memorialize that decision; and
     o Copies of each written client request for information on how PIA voted a client's proxies, and a copy of any written response to any (written or oral) client request for information on how PIA voted the client's proxies.

PIA clients may obtain information about how their proxies were voted or a copy of appropriate Proxy Voting Reports by contacting Kevin Pilotti (phone:
215-419-6780; email: kevin_pilotti@piadvisors.net). A summary of PIA's proxy voting policy is provided in PIA's Form ADV and is available at client's request.

                       CARDINAL CAPITAL MANEGEMENT, L.L.C.
                      PROXY VOTING POLICIES AND PROCEDURES

                              AS OF AUGUST 1, 2003

I.       POLICY

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Cardinal Capital has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II.       PROXY VOTING PROCEDURES

          (a) All proxies received by Cardinal Capital will be sent to Thomas J. Spelman. Thomas J. Spelman will:

                  (1) Keep a record of each proxy received;

                  (2) Forward the proxy to the appropriate Portfolio Manager.

                  (3) Determine which accounts managed by Cardinal Capital hold the security to which the proxy relates;

                  (4) Provide the Portfolio Manager with a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which Cardinal Capital must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

                  (5) Absent material conflicts (see Section IV), the Portfolio Manager will determine how Cardinal Capital should vote the proxy. The Portfolio Manager will send its decision on how Cardinal Capital will vote a proxy to Thomas J. Spelman. Thomas J. Spelman is responsible for completing the proxy and mailing the proxy in a timely and appropriate manner.

                  (6) Cardinal Capital may retain a third party to assist it in coordinating and voting proxies with respect to client securities. If so, Thomas
j. Spelman shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

III.     VOTING GUIDELINES

         In the absence of specific voting guidelines from the client, Cardinal Capital will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. Cardinal Capital believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

         Generally, Cardinal Capital will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

         Generally, Cardinal Capital will vote against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

                  For other proposals, Cardinal Capital shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

                  (1) Whether the proposal was  recommended  by  management  and
                      Cardinal Capital's opinion of management;

                  (2) Whether the proposal acts to entrench existing management;
                      and

                  (3) Whether the proposal  fairly  compensates  management  for past and future performance.

IV.      CONFLICTS OF INTEREST

         (1) Thomas J. Spelman will identify any conflicts that exist between the interests of Cardinal Capital and its clients. This examination will include a review of the relationship of Cardinal Capital and its affiliates with the issuer of each security [and any of the issuer's affiliates] to determine if the issuer is a client of Cardinal Capital or an affiliate of Cardinal Capital or has some other relationship with Cardinal Capital or a client of Cardinal Capital.

         (2) If a material conflict exists, the Adviser will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. Cardinal Capital will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when Cardinal Capital determines it has a material conflict that affects its best judgment as an ERISA fiduciary, Cardinal Capital will give the ERISA client the opportunity to vote the proxies themselves, or special ERISA proxy voting procedures must provide for a pre-determined voting policy that eliminates the discretion of the Adviser when voting proxies if such a conflict exists.

V.       DISCLOSURE

         (a) Cardinal Capital will disclose in its Form ADV Part II that clients may contact the Compliance Officer, Thomas J. Spelman via e-mail or telephone at TSPELMAN@CARDCAP.COM in order to obtain information on how Cardinal Capital voted such client's proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how Cardinal Capital voted the client's proxy.

         (b) A concise summary of these Proxy Voting Policies and Procedures will be included in Cardinal Capital's Form ADV Part II, and will be updated whenever these policies and procedures are updated. The Compliance Officer will arrange for a copy of this summary to be sent to all existing clients (who will already have been sent Cardinal Capital's Form ADV Part II, which is required to be offered to clients annually) either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI.  RECORDKEEPING

         Thomas J. Spelman will maintain files relating to Cardinal Capital's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Cardinal Capital. Records of the following will be included in the files:

         (a) Copies of these proxy voting policies and procedures, and any amendments thereto.


         (b) A copy of each proxy statement that Cardinal Capital receives, provided however that Cardinal Capital may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

         (c) A record of each vote that Cardinal Capital casts.

         (d) A copy of any document Cardinal Capital created that was material to making a decision how to vote proxies, or that memorializes that decision.

         (e) A copy of each written client request for information on how Cardinal Capital voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how Cardinal Capital voted its proxies.

                         WALTER SCOTT & PARTNERS LIMITED

                             PROXY VOTING PROCEDURES

WSPL may exercise voting authority over proxies with respect to securities held by certain of its clients. In exercising that authority, WSPL intends to comply with the requirements of Investment Advisers Act of 1940 (the "Advisers Act") and the ERISA, as applicable. These policies and procedures are designed to facilitate that compliance and ensure that WSPL exercises discretionary proxy voting authority in its clients' best interests. These procedures do not apply in any instance where a client has not granted WSPL discretionary voting authority either because the client has (a) retained voting discretion, (b) granted discretion to a third party or (c) directed that WSPL vote proxies in a particular manner.

FIDUCIARY CONSIDERATIONS. When a client grants WSPL proxy voting authority, WSPL owes that client a duty of care to monitor corporate actions and take timely action with respect to proxies received with respect to client holdings. Similarly, WSPL owes a duty of loyalty to vote those client proxies in a manner consistent with the client's best interests without regard for any interest WSPL may have in the matter. When voting proxies on behalf of a client that is an ERISA plan, WSPL must act in accordance with the duties of loyalty and prudence it owes the plan and for the exclusive benefit of the plan's participants and beneficiaries.

MONITORING PROXY ACTIVITY. WSPL receives notice of proxy activity with respect to client holdings through the custodians that hold client securities. As part of its research activities, WSPL's portfolio management also monitors for corporate actions by issuers held in client portfolios.

PROXY VOTING. In the absence of a conflict of interest, the decision on how a particular proxy is voted is generally made by the WSPL investment professional primarily responsible for that particular investment (the "stock champion") based on what is in the best interest of the particular client for whom the proxy is being voted. WSPL defines a client's best interest fundamentally with reference to the impact that the issue being voted upon may have on the desirability of owning the security from the client's perspective.

WSPL believes that the quality of a company's management is an important consideration in determining whether the company is a suitable investment. WSPL also recognises that management can offer valuable insights by virtue of its central role in a company's affairs. Accordingly, WSPL will generally weigh management's views in determining how to vote a proxy, subject in all events to WSPL's overall analysis of the likely effect of the vote on its client's interest in the company.

PROXY VOTING POSITIONS. WSPL generally vote with the management as we feel that management should be allowed to make those decisions that are essential to the ongoing operations of the company. If WSPL votes against the management the shares are generally sold. However, disagreement over one or two specific issues may not necessarily trigger a sale.

Our normal position on non-routine topics is shown below:

CORPORATE GOVERNANCE ISSUES

WSPL will evaluate each proposal separately. WSPL will generally vote in favour of a management sponsored proposal to increase corporate governance and disclosure unless the proposal is likely to have a negative effect on the interests of shareholders.

CHANGES TO CAPITAL STRUCTURE

WSPL will evaluate each proposal separately. Generally WSPL will vote for changes such as stock splits which would enhance liquidity and open market share repurchase plans where all shareholders can participate pro rata but against proposals designed to discourage merger and acquisitions and other measures which do not provide shareholders with economic value.

STOCK OPTION PLANS & COMPENSATION

WSPL will evaluate each proposal separately but generally vote for compensation plans that are reasonable but against those that are unduly generous or would result in excessive dilution to other shareholders.

SOCIAL AND CORPORATE RESPONSIBILITY ISSUES

WSPL will evaluate each proposal separately but would generally vote against proposals that involve an economic cost to the company or restrict the freedom of the management to operate in the best interests of the company and of its shareholders.

RESOLVING POTENTIAL MATERIAL CONFLICTS OF INTEREST. The WSPL Committee is responsible for identifying potential conflicts of interest that may be material to the proxy voting process. Examples of potential conflicts of interest include situations in which WSPL or its personnel:

          o Manage a pension plan for, or provides other services to, a company whose management is soliciting proxies;

          o Has a direct or indirect material business relationship with a proponent of a proxy proposal that may influence how the proxy vote is cast;

          o Has a business or personal relationship with participants in a proxy contest, corporate officers, corporate directors or candidates for directorships.

Once it has identified a potential material conflict of interest, the Committee will resolve the conflict prior to voting the proxy in question. The Committee may resolve the conflict of interest by (a) obtaining informed client consent, (b) applying a pre-determined policy that is designed to serve the client's interests rather than WSPL's, provided that the application of the policy to the proxy in question requires the exercise of little or no discretion on WSPL's part, (c) applying a pre-determined policy based upon the recommendations of an independent third party, (d) implementing the recommendation of a third party engaged by the client or (e) in any other manner reasonably designed to fulfil WSPL's fiduciary duty to the client.

RECORD KEEPING. In connection with its exercise of discretionary voting authority for its clients, WSPL maintains records of (a) these proxy voting policies and procedures, as amended from time to time; (b) proxy statements received regarding securities held by those clients; (c) votes cast on behalf of those clients; (d) client requests for proxy voting information; and (e) documents that were material to the voting decision for a client proxy or that reflected the basis for such decision (including the resolution of any material conflict of interest).

                     BROWN INVESTMENT ADVISORY, INCORPORATED

                      PROXY VOTING PROCEDURES AND POLICIES
                  REGARDING BROWN ADVISORY GROWTH EQUITY FUND,
                    BROWN ADVISORY INTERMEDIATE INCOME FUND,
                    BROWN ADVISORY SMALL-CAP GROWTH FUND AND
                        BROWN ADVISORY VALUE EQUITY FUND

                               AS OF JULY 31, 2003


I.       GENERAL STATEMENT

Brown Investment Advisory, Incorporated (the "Advisor") has discretion to vote the proxies received by Brown Advisory Growth Equity Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Intermediate Fund, Brown Advisory Small-Cap Growth Fund, and Brown Advisory Value Equity Fund (each a "Fund"), each a series of Forum Funds (the "Trust"), a registered investment company.
Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. The Advisor will vote those proxies in the best interest of the Funds' shareholders and in accordance with these procedures and policies.

II.      POLICIES AND PROCEDURES FOR VOTING PROXIES

In its role as investment advisor to the Funds, Advisor has adopted those proxy voting policies adopted by the Trust, which are attached hereto. To the extent that the Trust's policies do not cover potential voting issues with respect to proxies received by a Fund, each Fund has delegated to the Advisor the authority to act on its behalf to promote the Fund's investment objectives, subject to the provisions of the Trust's policies regarding resolution of a conflict of interest with respect to the Advisor.

The Advisor recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of a Fund. A "conflict of interest," means any circumstance when the Advisor (including officers, directors, agents and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of fund shareholders in how proxies of that issuer are voted. The Advisor has adopted the Trust's procedures as they relate to the resolution of conflicts of interest with respect to voting shares of each Fund.

III.     RECORDKEEPING

The Portfolio Manager or their staff will maintain files relating to the Advisor's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Advisor. Records of the following will be included in the files:

         A. Copies of the proxy voting procedures and policies, and any amendments thereto.

         B. A copy of each proxy statement that the Advisor receives, provided however that the Advisor may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

         C.       A record of each vote that the Advisor casts.

         D. A copy of any document the Advisor created that was material to making a decision how to vote proxies, or that memorializes that decision, including the resolution of any conflict.

         E. A copy of each written client request for information on how the Advisor voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how the Advisor voted its proxies.

IV.      DISCLOSURE

         A. The Advisor will disclose in its Form ADV Part II that its clients may contact the Advisor, by toll-free telephone number in order to obtain information on how the Advisor voted such client's proxies, and to request a copy of these procedures and policies. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer, (2) the proposal voted upon and (3) how the Advisor voted the client's proxy.


         B. A concise summary of these Proxy Voting Procedures and Policies will be included in the Advisor's Form ADV Part II, and will be updated whenever these procedures and policies are amended. The Advisor will arrange for the Form ADV to be updated and for these policies and procedures to be made available upon request.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

October 1, 2004


INVESTMENT ADVISOR:                      BROWN ADVISORY MARYLAND BOND FUND

Brown Investment Advisory Incorporated   BROWN ADVISORY INTERMEDIATE INCOME FUND
901 S. Bond Street
Suite 400
Baltimore, Maryland  21231

ACCOUNT INFORMATION AND
SHAREHOLDER SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(800) 540-6807




This Statement of Additional Information ("SAI") supplements the Prospectus dated October 1, 2004, as may be amended from time to time, offering Institutional Shares of Brown Advisory Maryland Bond Fund and Institutional Shares and A Shares of Brown Advisory Intermediate Income Fund, two separate series of Forum Funds, a registered, open-end management investment company. This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

Financial statements for the Funds for the period/year ended May 31, 2004 are included in the Annual Report to shareholders and are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

GLOSSARY.......................................................................1

INVESTMENT POLICIES AND RISKS..................................................2

INVESTMENT LIMITATIONS........................................................17

MANAGEMENT....................................................................20

PORTFOLIO TRANSACTIONS........................................................28

PURCHASE AND REDEMPTION INFORMATION...........................................30

TAXATION......................................................................32

OTHER MATTERS.................................................................36

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS...............................A-1

APPENDIX B - MISCELLANEOUS TABLES............................................B-1

APPENDIX C - PROXY VOTING PROCEDURES.........................................C-1

GLOSSARY
--------------------------------------------------------------------------------

As used in this SAI, the following terms have the meanings listed.

"Accountant" means Citigroup, the Trust's fund accountant.

"Administrator" means Citigroup, the Trust's administrator.

"Advisor" means Brown Investment Advisory Incorporated, the Funds' investment advisor.

"Board" means the Board of Trustees of the Trust.

"CFTC" means Commodity Futures Trading Commission.

"Citigroup" means Citigroup Global Transaction Services.

"Code" means the Internal Revenue Code of 1986, as amended.

"Custodian" means Forum Trust, LLC, the Funds' custodian.

"Distributor" means Forum Fund Services, LLC, the Trust's distributor.

"Fund" means each of Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund.

"Independent Trustee" means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

"IRS" means Internal Revenue Service.

"Moody's" means Moody's Investors Service.

"NAV" means net asset value per share.

"NRSRO" means a nationally recognized statistical rating organization.

"Predecessor Fund" means Short-Intermediate Income Fund, Inc.

"SAI" means Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's Corporation, a division of the McGraw Hill Companies.

"Transfer Agent" means Citigroup, the Trust's transfer agent.

"Trust" means Forum Funds.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

1.  INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

BROWN ADVISORY MARYLAND BOND FUND

The Fund is a non-diversified series of the Trust. This section discusses in greater detail than the Fund's Prospectus certain investments that the Fund can make.

A. FIXED INCOME SECURITIES

1. GENERAL

MUNICIPAL SECURITIES. The Fund may invest in municipal securities. Municipal securities are issued by the states, territories and possessions of the United States, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, sewer or sanitary districts) of the states, territories, and possessions of the United States or their political subdivisions. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that are backed only by the assets and revenues of the non-governmental user (such as hospitals and airports). The Fund may invest up to 5% of its total assets in municipal securities of issuers located in any one territory or possession of the United States.

Municipal securities are issued to obtain funds for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities. Municipal securities are classified as general obligation or revenue bonds or notes. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable from revenue derived from a particular facility, class of facilities, or the proceeds of a special excise tax or other specific revenue source, but not from the issuer's general taxing power. The Fund will not invest more than 25% of its total assets in a single type of revenue bond. Private activity bonds and industrial revenue bonds do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.

Municipal leases are entered into by state and local governments and authorities to acquire equipment and facilities such as fire and sanitation vehicles, telecommunications equipment, and other assets. Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (such as the mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

VARIABLE AND FLOATING RATE SECURITIES. The Fund may invest in variable and floating rate securities. Fixed Income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, the Fund might be entitled to less than the initial principal amount of the security upon the security's maturity. The Fund intends to purchase these securities only when the Advisor believes the interest income from the instrument justifies any principal risks associated with the instrument. The Advisor may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Advisor will be able to limit the effects of principal fluctuations and, accordingly, the Fund may incur losses on those securities even if held to maturity without issuer default.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for the Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. The Fund could, for this or other reasons, suffer a loss with respect to those instruments. The Advisor monitors the liquidity of the Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

2. RISKS

GENERAL. The market value of the interest-bearing fixed income securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's fixed income securities. As a result, an investment in the Fund is subject to risk even if all fixed income securities in the Fund's investment portfolio are paid in full at maturity. In addition, certain fixed income securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.

Yields on fixed income securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Under normal conditions, fixed income securities with longer maturities tend to offer higher yields and are generally subject to greater price movements than obligations with shorter maturities. A portion of the municipal securities held by the Fund may be supported by credit and liquidity enhancements, such as letters of credit (which are not covered by federal deposit insurance) or puts or demand features of third party financial institutions, generally domestic and foreign banks.

The issuers of fixed income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its fixed income securities. The possibility exists, therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its fixed income securities may become impaired.

CREDIT. The Fund's investment in fixed income securities is subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund may only invest in fixed income securities that are rated "Baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase. The Fund may purchase unrated fixed income securities if, at the time of purchase, the Advisor believes that they are of comparable quality to rated securities that the Fund may purchase. It is anticipated that the average credit rating of the fixed income securities held by the Fund will be "Aa" as per Moody's or "AA" as per S&P. The Fund will limit its investment in fixed income securities rated "Baa" by Moody's or "BBB" by S&P to 10% of the Fund's total assets.

The Fund may retain securities whose rating has been lowered below the lowest permissible rating category if the Advisor determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Advisor may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Advisor will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Advisor will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

PUERTO RICO MUNICIPAL SECURITIES. Fund investments in the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) require careful assessment of certain risk factors, including reliance on substantial Federal assistance and favorable tax programs that have recently become subject to phase out by Congress. As of June 30, 2004, Puerto Rico's general obligations were rated Baa1 by Moody's and A- by S&P's.

B. FUTURES

1. GENERAL

The Fund may purchase futures contracts to: (1) enhance the Fund's performance; or (2) to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. The Fund may invest in futures contracts on market indices based in whole or in part on securities in which the Fund may invest.

A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or an underlying fixed income security, as called for in the contract, at a specified date and at an agreed upon price. The Fund may invest in municipal bond futures and Treasury bond and note futures.

A municipal bond futures contract is based on the value of the Bond Buyer Index ("BBI") which is comprised of 40 actively traded general obligation and revenue bonds. The rating of a BBI issue must be at least "A." To be considered, the issue must have at least 19 years remaining to maturity, a first call date between 7 and 16 years, and at least one call at par prior to redemption. No physical delivery of the securities is made in connection with municipal bond futures. Rather these contracts are usually settled in cash if they are not closed out prior to their expiration date.

A Treasury bond futures contract is based on the value of an equivalent 20-year, 6% Treasury bond. Generally, any Treasury bond with a remaining maturity or term to call of 15 years as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to a Treasury bond futures contract. A Treasury note futures contract is based on the value of an equivalent 10-year, 6% Treasury note. Generally, any Treasury note with a remaining maturity or term to call of 6 1/2 years or 10 years, respectively, as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to Treasury note futures contract.

Since a number of different Treasury notes will qualify as a deliverable security upon the exercise of the option, the price that the buyer will actually pay for those securities will depend on which ones are actually delivered. Normally, the exercise price of the futures contract is adjusted by a conversion factor that takes into consideration the value of the deliverable security if it were yielding 6% as of the first day of the month in which the contract is scheduled to be exercised.

2. RISKS

Use of these instruments is subject to regulation by the SEC, the futures exchanges on which futures are traded or by the CFTC. No assurance can be given that any hedging or income strategy will achieve its intended result.

There are certain investment risks associated with futures transactions. These risks include: (1) imperfect correlation between movements in the prices of futures and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (2) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (3) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions. The potential loss to the Fund from investing in certain types of futures transactions is unlimited.

Other risks include limitation by the futures exchanges on the amount of fluctuation permitted in certain futures contract prices during a single trading day. The Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. The Fund's activities in the futures market may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund's yield.

If the Fund will be financially exposed to another party due to its investments in futures, the Fund will maintain either: (1) an offsetting ("covered") position in the underlying security or an offsetting futures contract; or (2) cash, receivables and liquid fixed income securities with a value sufficient at all times to cover its potential obligations. The Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid securities and other permissible assets ("Segregated Assets") in a segregated account with the Custodian in the prescribed amount. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

C. REPURCHASE AGREEMENTS

1. GENERAL

The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Fund's custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow the Fund to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

2. RISKS

Repurchase Agreements involve credit risk. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, the Fund may have difficulties in exercising its rights to the underlying securities or currencies, as applicable. The Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by the Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements.

D. BORROWING

1. GENERAL

The Fund may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Fund's total assets. The purchase of securities is prohibited if a Fund's borrowing exceeds 5% or more of the Fund's total assets.

2. RISKS

Borrowing creates the risk of magnified capital losses. If the Fund buys securities with borrowed funds and the value of the securities declines, the Fund may be required to provide the lender with additional funds or liquidate its position in these securities to continue to secure or repay the loan. The Fund may also be obligated to liquidate other portfolio positions at an inappropriate time in order to pay off the loan or any interest payments associated with the loan. To the extent that the interest expense involved in a borrowing transaction approaches the net return on the Fund's investment portfolio, the benefit of borrowing will be reduced, and, if the interest expense is incurred as a result of borrowing and were to exceed the net return to investors, the Fund's use of borrowing would result in a lower rate of return than if the Fund did not borrow. The size of any loss incurred by the Fund due to borrowing will depend on the amount borrowed. The greater the percentage borrowed, the greater potential of gain or loss to the Fund.

E. LEVERAGE TRANSACTIONS

1. GENERAL

The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Lending portfolio securities and entering into purchasing securities on a when-issued, delayed delivery or forward commitment basis are transactions that result in leverage. The Fund uses these investment techniques only when the Advisor believes that the leveraging and the returns available to the Fund from investing the cash will provide investors with a potentially higher return.

SECURITIES LENDING. The Fund may lend portfolio securities in an amount up to 10% of its total assets to brokers, dealers and other financial institutions. Securities loans must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs 15-45 days after the transaction. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

The Fund will not enter into a when-issued or forward commitment if, as a result, more than 25% of the Fund's total assets would be committed to such transactions.

2. RISKS

GENERAL. Leverage creates the risk of magnified capital losses. Losses incurred by the Fund may be magnified by borrowings and other liabilities that exceed the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of the Fund's securities and the relatively greater effect on the net asset value of the securities caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, the Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions.

F. TEMPORARY DEFENSIVE POSITION

The Fund may invest in prime quality money market instruments, pending investment of cash balances. The Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Advisor to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest, and money market mutual funds.

G. CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. The Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

H. INFORMATION CONCERNING THE STATE OF MARYLAND

Material in this section was compiled from: (1) the August 26, 2004 announcement by the Office of the Comptroller regarding the 2004 State of Maryland ("State") revenue surplus; (2) the 2003 Comprehensive Annual Financial Report of the State of Maryland issued January 12, 2004; (3) the December 17, 2003 and March 10, 2004 reports of the Maryland Board of Revenue Estimates on Estimated Maryland Revenues-Fiscal Years Ending June 30, 2004 and June 30, 2005; (4) the General Obligation Bonds Preliminary Offering Statement dated July 21, 2004; and (5) the Preliminary official Statement for General Obligation Refunding Bonds dated September 27, 2004. Although the information is believed to be accurate, none of the information obtained has been verified independently. The information contained in this section does not reflect economic conditions or developments that may have occurred or trends that may have materialized since the dates indicated. It should also be noted that the strength of the State economy is dependent, in part, on the strength of the U.S. economy. Accordingly, national economic difficulties may adversely affect the growth of the State's economy and its local and state government revenues.

1. THE STATE AND ITS ECONOMY

The State economy has performed well through the recent recession and current period of slow growth. It has demonstrated resiliency despite a number of extraordinary events and continues to outperform the national economy. In 2002, while the National employment growth declined by 1.1%, State employment grew by 0.2%. State unemployment increased by only 0.4% while the national unemployment increased by 1%. State total personal income grew by 3.9% in 2003 and wages and salaries grew by 3.1% compared to the national rates of 2.7% and 0.9% respectively. Maryland per capita personal income grew by 2.8% in 2003 compared to the National rate of 2.3%.

Although in 2002 the State's economy was better than the national economy, it was the worst it has been since 1992. With personal income growth at its lowest since 1992, personal bankruptcies increased by 0.4% in 2002 and was approximately 130%, an all time high from ten years before. During 2003, State manufacturers experienced a 6.5% decline in employment. Federal defense spending, however, is expected to mitigate employment decline. The manufacturing sector in the State is expected to continue to decline by 2.5% in 2003 and 0.4% in 2004. The manufacturing sector will not have a significant effect on the State economy as it only represents 6.5% of State employment. It is anticipated that the economy will regain strong growth as the national economy rebuilds itself and balances out. Although many sectors might not experience employment growth until 2005, there were signs of rebounding in late spring of 2003 and it is expected that the year will finish with growth of 0.6%.

Transportation and public utilities are improving and changing the State's landscape geographically and economically. Employment in these sectors, however, is believed to continue to decline by 3.8% in 2003 and is expected to decline by 0.4% in 2004 before rebounding in 2005.

The construction sector struggled through 2002 only growing 0.5%. Employment declines continued through 2003 (-1.5% due to record snowfall) but the sector was expected to begin to recover by the end of the year and finish 2003 without a net job loss.

The information services sector had an 8.8% decline in 2002 due mainly to the over investment in telecommunications equipment and services during the stock market "bubble". Although the State's worst performing sector in 2002, it is the smallest major industry in the State and will only have a minimal impact on the State's economy. The financial services sector is currently stagnant after growing 1.3% in 2002. In 2003, bank mergers caused job losses and the mortgage-refinancing boom ensued due to increasing interest rates. Professional and business services is the third largest industry. After several years of employment growth this sector experienced a decline in employment of 0.7% in 2002 due to profitability declines and spending cutbacks. The sector is expected to rebound in 2004 with growth of 2.6%.

The government sector is the State's largest industry. While the government sector has had stable growth over the past several years, Federal government employment will decline by 0.7% in 2003 and 0.1% in 2004 due to fiscal difficulties. Federal employment is expected to rebound in 2005 at a rate of 0.3%. State employment has not seen any growth in previous years due to a hiring freeze that has been in effect since October 2001. State and local government employment is expected to grow by 0.4% in 2003 before declining in 2004 due to fiscal problems. Employment is expected to rebound in 2005 at a rate of 0.2% due to growth in education-related employment at the local government level.

The education and health sector is the second largest service industry in the State. This sector has consistently grown over the last decade and the sector's growth was up 3.4% during the recession of 2001 and 3.5% slow-growth during 2002. The sector is expected to continue its relatively strong, stable growth despite rising health care costs and state budgetary problems. The biotechnology industry is experiencing high demand for services with many positions obtaining high salaries. The 3.0% growth in 2003 is expected to continue through 2004 and increase to 3.9% in 2005. The leisure and hospitality services sector, after the terrorist attacks on September 11, 2001, is also seeing growth due to consumers vacationing locally.

Employment in the retail sector declined by 0.5% in 2002 due to the after affects of September 11 and domestic economic concerns. It is expected that with income remaining relatively strong and marginal job losses, consumers will resume spending, causing industry growth of 1.8% in 2003. A 0.9% decline is expected in 2004 before the industry rebounds in 2005 with a growth rate of 1.4%.

2. THE STATE BUDGET AND REVENUES

The State enacts its budget annually. The budget uses a legally mandated budgetary fund structure. The State also maintains accounts to conform with generally accepted accounting principles but financial control is exercised under the budgetary system. The largest sources of revenues are broad-based taxes, including income, sales, motor vehicle, and property taxes.

In the planning of the 2004 fiscal year budget (the "2004 Budget"), the General Assembly enacted The Budget Reconciliation and Financing Act of 2003 (the "Act"). The Act provides for certain transfers and funding changes to increase general fund revenues and to decrease general fund appropriations. Pursuant to the Act, the 2004 budget plan authorizes a fiscal year 2003 transfer of $416.1 million from the various funds to the general fund. The Act also authorizes a fiscal year 2004 transfer of $375.9 million from various fund balances to the general fund including (1) $154.9 million from the Transportation Trust Fund;
(2) $102.4 million from the local share of transportation revenues; (3) $102.8 million from transfer tax revenues; and (4) $11 million from the capital projects fund for waterway improvements. The Act also authorizes for fiscal year 2004 reductions to appropriations of $60.7 million and revenue increases of $163 million. The Governor vetoed separate tax legislation passed by the General Assembly that would have increased general fund revenues by an estimated $135.6 million, however the legislation would have caused, among other things, a 2%
increase in insurance premium tax on HMOs and Medicaid managed care organizations. The loss in revenues will be offset by unanticipated Federal grants made available through the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Act will provide $333.3 million in Federal assistance in fiscal years 2003 and 2004.

The 2004 Budget, enacted on April 5, 2003 by the State's General Assembly included, among other items (1) sufficient funds to the State's retirement and pension system to remain within the "corridor" of 90%-110% full funding; (2) $9.4 million for capital projects; (3) $3.8 billion in aid to local governments from general funds reflecting full funding of the mandatory public school enhancements enacted at the 2002 Session of the General Assembly; and (4) $86.4 million in net general fund deficiency appropriations for fiscal year 2003. The Budget Plan reflects the continuation of the 2002 hiring freeze and the elimination of an additional 1,806 vacant positions. The Budget Plan does not provide for employee cost of living adjustments, merit increases or performance bonuses.

On August 26, 2004, the Comptroller of the State announced that for fiscal year end June 30, 2004 the State ended with a $309.7 million undesignated general fund surplus. The Comptroller cautioned however, that further adjustments would still need to be made to the State's budget to ensure expenditures do not exceed revenues in fiscal year 2006 and onward. The Comptroller attributed the State's commitment to increased funding to education and rising costs of health care in Medicaid as reasons why expenses will continue to exceed revenues. The Comptroller stated that the following factors contributed to the surplus (1) a 9% increase over fiscal year 2003 in general fund revenues collected by the State; (2) the State's economy grew strongly in the second half of the fiscal year; (3) income and sales taxes contributed 2/3 of the unexpected revenue; (4) collection of lottery and death taxes that exceeded expectations; and (5) several state agencies returned $12 million more in unspent money than expected.

The 2003 and 2004 fiscal year budgets have been balanced. The 2004 Budget calls for a reduction of spending by the eliminating vacant positions, reducing costs associated with information technology and cutting expenses in other areas. New spending in 2004 will focus on local education and healthcare. The implementation of the Bridge to Excellence in Public Schools Act, which was passed during the 2002 Legislative Session, will provide $1.3 billion in new education funding by fiscal year 2008. The budget will also allow for construction of new and the improvement of existing facilities for education, supporting environmental programs and improving state and local correctional facilities.

For the fiscal year ended June 30, 2003, general fund revenues equaled $9,329,140,000, down from $9,504,042,000 for the fiscal year ended June 30, 2002. The actual general fund revenues for the fiscal year ended June 30, 2003 were 0.4% above the estimated revenue for that period. Income tax revenue, the largest revenue producer, accounted for approximately 54% of the general fund revenues. March 2004 revised estimates for general fund revenues for the fiscal year ending June 30, 2004 were $9,970,000,000 (an increase of approximately $26.8 million from the original revenue estimated and upon which the 2004 Budget was based). The increase in general fund revenues estimates for fiscal year 2004 can be attributed to increases in personal income taxes, sales taxes, corporate income taxes, miscellaneous revenues, lottery revenues and the Heritage Structure Rehabilitation Credit.

On July 30, 2003, the Board of Public Works approved general fund appropriation reductions of $204.3 million (and $3.0 million in special fund reductions) for the 2004 Budget. With respect to the 2005 budget plan, it required $126.1 million in specific reversions of fiscal year 2004 appropriations. Estimates indicate that the June 30, 2004 general fund balance, on a budgetary basis, will be approximately $230.4 million.

On April 12, 2004, the General Assembly approved the budget for the fiscal year 2005. The 2005 Budget plan includes, among other items (1) sufficient funds to the State's retirement and pension system to remain within the "corridor" of 90%-110% full funding; (2) $1.2 million for capital projects; (3) $4.1 billion in aid to local governments from general funds reflecting full funding of the mandatory public school enhancements enacted at the 2002 Session of the General Assembly; and (4) $90.2 million in net general fund deficiency appropriations for fiscal year 2004. The Budget Plan reflects the continuation of the 2002 hiring freeze and the elimination of an additional 520 positions from non-higher education agencies in the Executive branch. The Budget Plan includes funds for a flat-rate salary increase of $752 per employee and employee merit or increment increases but does not include funds for performance bonuses or deferred compensation matches. The estimates for the general fund balance on June 30, 2005 is $87.4 million.

3. STATE SECURITIES AND RATINGS

The State issues general obligation bonds to finance capital improvements and other State-sponsored projects. State general obligation bonds received the highest rating from the three major bond rating agencies as of July 2004. State law requires the Board of Public Works to fix the property tax rate by May 1 of each year in order to produce the necessary revenue to service the debt for the next fiscal year. Taxes may not be collected to the extent that the annual budget appropriates enough revenue to service the debt.

As of March 31, 2004, the State's net tax supported debt outstanding was $5.5 billion. General obligation bonds, Department of Transportation bonds, and leased-backed revenue bonds of the Maryland Stadium Authority accounted for $4.1 billion, $881.4 million, and $323.4 million of that amount, respectively. As of the same date, the State had authorized, but unissued debt of $1,292.8 million.

BROWN ADVISORY INTERMEDIATE INCOME FUND

Brown Advisory Intermediate Income Fund is a diversified series of the Trust. This section discusses, in greater detail than the Fund's Prospectus, certain investments that the Fund can make.

On September 20, 2002,  the  Predecessor  Fund  reorganized  with and into Brown
Advisory Intermediate Income Fund. The Predecessor Fund maintained the same investment objective and similar investment policies to that of the Fund. The performance and financial information of the Fund's Institutional and A Shares for periods prior to September 20, 2002 is that of the Institutional and A Shares, respectively, of the Predecessor Fund.

A. FIXED INCOME SECURITIES

1. GENERAL

U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the U.S. (such as the mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the U.S. must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the U.S. in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

CORPORATE DEBT OBLIGATIONS. The Fund may invest in corporate debt obligations. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months. The Fund may also invest in corporate fixed income securities registered and sold in the U.S. by foreign issuers (Yankee bonds) and those sold outside the U.S. by foreign or U.S. issuers (Eurobonds).

MORTGAGE-BACKED SECURITIES. The Fund may invest in mortgage-backed securities. Mortgage-backed securities represent interests in a pool of mortgage loans originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by commercial lenders.

Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Fund may purchase pools of adjustable-rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage poolers apply qualification standards to lending institutions, which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Mortgage-backed securities differ from other forms of fixed income securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. Most mortgage-backed securities, however, are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular mortgage-backed security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the mortgages may shorten considerably the securities' effective maturities.

GOVERNMENT AND AGENCY MORTGAGE-BACKED SECURITIES. The principal issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA, a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development ("HUD"), creates pass-through securities from pools of government guaranteed (Farmers' Home Administration, Federal Housing Authority or Veterans Administration) mortgages. The principal and interest on GNMA pass-through securities are backed by the full faith and credit of the U.S. Government.

FNMA, which is a U.S. Government-sponsored corporation owned entirely by private stockholders that is subject to regulation by the Secretary of HUD, and FHLMC, a corporate instrumentality of the U.S. Government, issue pass-through securities from pools of conventional and Federally insured and/or guaranteed residential mortgages. FNMA guarantees full and timely payment of all interest and principal,  and  FHMLC  guarantees  timely  payment  of  interest  and  ultimate collection of principal of its pass-through securities. Mortgage-backed securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government.

PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. The Fund may invest in privately issued mortgage-backed securities. Mortgage-backed securities offered by private issuers include pass-through securities consisting of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations that are collateralized by mortgage-backed securities issued by GNMA, FNMA or FHLMC or by pools of conventional mortgages of multi-family or of commercial mortgage loans.

Privately-issued mortgage-backed securities generally offer a higher rate of interest (but greater credit and interest rate risk) than securities issued by U.S. Government issuers because there are no direct or indirect governmental guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities guarantee or provide insurance for timely payment of interest and principal on the securities. The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

STRIPPED MORTGAGE-BACKED SECURITIES. The Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are multi-class mortgage-backed securities that are created by separating the securities into their principal and interest components and selling each piece separately. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions in a pool of mortgage assets.

COLLATERALIZED MORTGAGE OBLIGATIONS. The Fund may invest in collateralized mortgage obligations ("CMOs") that are collateralized by mortgage-backed securities issued by GNMA, FHLMC or FNMA ("Mortgage Assets"). CMOs are multiple-class debt obligations. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs as they are received, although certain classes (often referred to as "tranches") of CMOs have priority over other classes with respect to the receipt of mortgage prepayments. Each tranch is issued at a specific or floating coupon rate and has a stated maturity or final distribution date. Interest is paid or accrues in all tranches on a monthly, quarterly or semi-annual basis. Payments of principal and interest on Mortgage Assets are commonly applied to the tranches in the order of their respective maturities or final distribution dates, so that generally, no payment of principal will be made on any tranch until all other tranches with earlier stated maturity or distribution dates have been paid in full.

ASSET-BACKED SECURITIES. The Fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities represent fractional interests in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (for example, credit card) agreements. Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Repayments relating to the assets underlying the asset-backed securities depend largely on the cash flows generated by such assets. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancements associated with the securities. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements including letters of credit, an insurance guarantee, reserve funds and over collateralization. Asset-backed securities have structures and characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, although often, to a greater extent.

VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet certain quality criteria. All variable amount master demand notes acquired by the Fund will be payable within a prescribed notice period not to exceed seven days.

NON-US DOLLAR DENOMINATED SECURITIES. The Fund may invest in non-US dollar denominated securities including debt obligations denominated in foreign or composite currencies (such as the European Currency Unit) issued by (1) foreign national, provincial, state or municipal governments or their political subdivisions; (2) international organizations designated or supported by governmental entities (e.g., the World Bank and the European Community); (3) non-dollar securities issued by the U.S. Government; and (4) foreign corporations.

2. RISKS

GENERAL. The market value of the interest-bearing fixed income securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's fixed income securities. As a result, an investment in the Fund is subject to risk even if all fixed income securities in the Fund's investment portfolio are paid in full at maturity. In addition, certain fixed income securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.

Yields on fixed income securities are dependent on a variety of factors, including the general conditions of the fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Under normal conditions, fixed income securities with longer maturities tend to offer higher yields and are generally subject to greater price movements than obligations with shorter maturities.

The issuers of fixed income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its fixed income securities. Bankruptcy, litigation or other conditions may impair an issuer's ability to pay, when due, the principal of and interest on its fixed income securities.

CREDIT. The Fund's investment in fixed income securities is subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund may only invest in fixed income securities that are rated as follows at the time of their purchase:

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TYPE OF PERMITTED INVESTMENT                                                   MINIMUM RATING
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                                                                     S&P                        MOODY'S
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US Government Securities                                             N/A                          N/A
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Non-Dollar Denominated U.S. Government Securities                    BBB                          Baa
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Securities of Non-U.S. Governmental Issuers                          BBB                          Baa
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Mortgage-Backed Securities                                           BBB                          Baa
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Corporate Debt (Domestic and Foreign)                                BBB                          Baa
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Asset-Backed Securities                                              BBB                          Baa
-------------------------------------------------------------------------------------------------------------------
Securities of Designated International Organizations                 BBB                          Baa
-------------------------------------------------------------------------------------------------------------------

The Fund may purchase unrated fixed income securities if, at the time of purchase, the Advisor believes that they are of comparable quality to rated securities that the Fund may purchase. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category if the Advisor determines that retaining such security is in the best interests of the Fund. Unrated securities may not be as actively traded as rated securities. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Advisor may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Advisor will determine whether the Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

MORTGAGE-BACKED SECURITIES. The value of mortgage-backed securities may be significantly affected by changes in interest rates, the markets' perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize mortgage-backed securities depends in part upon the ability of the Advisor to forecast interest rates and other economic factors correctly. Some mortgage-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-backed securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-backed securities. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-backed security will influence the yield of that security, affecting the Fund's yield. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund, to the extent it retains the same percentage of fixed income securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, the Fund's yield will correspondingly decline. Thus, mortgage-backed securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely) than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. A decrease in the rate of prepayments may extend the effective maturities of mortgage-backed securities, reducing their sensitivity to changes in market interest rates. To the extent that the Fund purchases mortgage-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to an unamortized premium.

To lessen the effect of the failures by obligors on Mortgage Assets to make payments, CMOs and other mortgage-backed securities may contain elements of credit enhancement, consisting of either (1) liquidity protection or (2) protection against losses resulting after default by an obligor on the underlying assets and allocation of all amounts recoverable directly from the obligor and through liquidation of the collateral. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of these. The Fund will not pay any additional fees for credit enhancements for mortgage-backed securities, although the credit enhancement may increase the costs of the mortgage-backed securities.

ASSET-BACKED SECURITIES. Like mortgages-backed securities, the collateral underlying asset-backed securities are subject to prepayment, which may reduce the overall return to holders of asset-backed securities. Asset-backed securities present certain additional and unique risks. Primarily, these securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

B. FOREIGN SECURITIES

Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund's assets.

Interest payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Foreign accounting, auditing and financial reporting standards differ from those in the U.S., and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

The Fund may invest up to 20% of its net assets in non-US dollar denominated securities. Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the U.S., many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

C. REPURCHASE AGREEMENTS

1. GENERAL

The Fund may enter into repurchase agreements with financial institutions, such as banks and broker-dealers, deemed to be creditworthy by the Advisor. Repurchase agreements are transactions in which the Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date (usually not more than seven days from the date of purchase) and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Fund's custodian or a third party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price, including any interest factor. Repurchase agreements allow the Fund to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

2. RISKS

Repurchase Agreements involve credit risk. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, the Fund may have difficulties in exercising its rights to the underlying securities or currencies, as applicable. The Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss of principal or a decline in interest payments regarding affected securities. Failure by the other party to deliver a security or currency purchased by the Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements.

D. FOREIGN CURRENCY EXCHANGE TRANSACTIONS

1.  GENERAL

The Fund may use forward foreign currency contracts to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be "derivatives, financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). These contracts are trades directly between currency traders (usually large commercial banks) and their customers. The Fund may use forward contracts only under two circumstances: (1) if the Advisor believes that the Fund should fix the U.S. dollar price of the foreign security when the Fund enters into a contract for the purchase or sale, at a future date, of a security denominated in a foreign currency; and (2) if the Advisor believes that the Fund should hedge against risk of loss in the value of those portfolio securities denominated in foreign currencies.

2. RISKS

Forward contracts involve a risk of loss if the Advisor is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.

E. LEVERAGE TRANSACTIONS

1. SECURITIES LENDING

The Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to brokers, dealers and other financial institutions. Securities loans must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated.

2. WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

The Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs 15-45 days after the transaction. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

3. RISKS

Leverage creates the risk of magnified capital losses. Losses incurred by the Fund may be magnified by other Fund liabilities that exceed the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of the Fund's securities and the relatively greater effect on the net asset value of the securities caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

4. SEGREGATED ACCOUNTS

In order to attempt to reduce the risks involved in various transactions involving leverage, the Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions.

F. ILLIQUID AND RESTRICTED SECURITIES

1. GENERAL

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

2. RISKS

Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Advisor to be liquid, can become illiquid.

3. DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Advisor, pursuant to guidelines approved by the Board. The Advisor determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Advisor takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Advisor may determine that the securities are not illiquid.

G. TEMPORARY DEFENSIVE POSITION

The Fund may invest in prime quality money market instruments, pending investment of cash balances. The Fund may also assume a temporary defensive position and may invest without limit in prime quality cash equivalents and other money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Advisor to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest, and money market mutual funds.

G. CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

2.  INVESTMENT LIMITATIONS
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For purposes of all investment policies of each Fund: (1) the term "1940 Act" includes the rules thereunder, SEC interpretations and any exemptive order upon which each Fund may rely; and (2) the term "Code" includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which each Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Fund and a Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of a Fund, including the Fund's policy of investing, under normal circumstances, at least 80% of its net assets and borrowings in certain securities (the "80% Policy"), may be changed by the Board without shareholder approval. A Fund must provide shareholders with 60 days' prior written notice if it decreases the percentage limitations associated with its 80% Policy. Each Fund's 80% Policy is described in the prospectus.

A. FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations that cannot be changed by the Board without shareholder approval. A Fund may not:

1. BORROWING MONEY

BROWN ADVISORY MARYLAND BOND FUND. Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, and provided that borrowings do not exceed 33 1/3% of the Fund's total assets (computed immediately after the borrowing).

BROWN ADVISORY INTERMEDIATE INCOME FUND. Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests), and provided that borrowings do not exceed 10% of the Fund's total assets (computed immediately after the borrowing).

2. CONCENTRATION

BROWN ADVISORY MARYLAND BOND FUND. Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

BROWN ADVISORY INTERMEDIATE INCOME FUND. Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on investments in U.S. Government Securities and in repurchase agreements covering U.S. Government Securities. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to
Section 12(d)(1)(A) and Section 12(d)(1)(F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy. For purposes of this policy (i) "mortgage related securities," as that term is defined in the 1934 Act, are treated as securities of an issuer in the industry of the primary type of asset backing the security, (ii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance) and (iii) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone).

3. DIVERSIFICATION

BROWN ADVISORY MARYLAND BOND FUND. Purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (1) with respect to 50% of the Fund's total assets, more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) with respect to 50% of the Fund's total assets, the Fund would own more than 10% of the outstanding voting securities of any single issuer; or (3) more than 25% of the Fund's total assets would be invested in the securities of any single issuer.

The District of Columbia, each state and territory, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which the District of Columbia, a state or territory is a member is deemed to be a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision is treated as the issuer. Similarly, in the case of private activity bonds, if the bond is backed only by the assets and revenues of the non-governmental user, then the non-governmental user is treated as the issuer. If in either case, however, the creating government or some other agency guarantees a security, that guarantee is considered a separate security and is treated as an issue of such government or other agency.

BROWN ADVISORY INTERMEDIATE INCOME FUND. Purchase a security (other than a U.S. Government Security or a security of an investment company) with respect to 75% of its assets, if, as a result: (i) more than 5% of the Fund's total assets would be invested in the securities of a single issuer, or (ii) the Fund would own more than 10% of the outstanding voting securities of any single issuer. (Fundamental)

4. UNDERWRITING ACTIVITIES

Underwrite (as that term is defined in the 1933 Act) securities issued by other persons except, to the extent that in connection with the disposition of the Fund's assets, the Fund may be deemed to be an underwriter.

5. LENDING

BROWN ADVISORY MARYLAND BOND FUND. Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities, and acquiring any debt security are not deemed to be the making of loans.

BROWN ADVISORY INTERMEDIATE INCOME FUND. Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities, and acquiring any fixed income security are not deemed to be the making of loans.

6. PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

7. PURCHASES AND SALES OF COMMODITIES.

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities).

8. ISSUANCE OF SENIOR SECURITIES

Issue senior securities to the extent permitted by the 1940 Act.

B. NON - FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval. A Fund may not:

1. SECURITIES OF INVESTMENT COMPANIES

Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

2. SHORT SALES

Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts are not deemed to constitute selling securities short.

3. PURCHASES ON MARGIN

Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts shall not constitute purchasing securities on margin.

4. LIQUIDITY

BROWN ADVISORY MARYLAND BOND FUND. Invest more than 15% of its net assets in illiquid assets such as: (i) securities that cannot be disposed of within seven days at their then-current value, (ii) repurchase agreements not entitling the holder to payment of principal within seven days and (iii) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

BROWN ADVISORY INTERMEDIATE INCOME FUND. Invest more than 10% of its net assets in illiquid assets such as: (i) securities that cannot be disposed of within seven days at their then-current value, (ii) repurchase agreements not entitling the holder to payment of principal within seven days and (iii) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

5. OPTIONS AND FUTURES

BROWN ADVISORY MARYLAND BOND FUND. Invest in futures or options contracts regulated by the CFTC except for (1) bona fide hedging purposes within the meaning of the rules of the CFTC and (2) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

BROWN ADVISORY INTERMEDIATE INCOME FUND. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and therefore is not subject to registration or regulation as a pool operator under that Act.

6. BORROWING

Purchase or otherwise acquire any security if, the total of borrowings would exceed 5% of the value of its total assets.

7. EXERCISING CONTROL OF ISSUERS

Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

3.  MANAGEMENT
--------------------------------------------------------------------------------

A. TRUSTEES AND OFFICERS OF THE TRUST

The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of each Fund. The Trust and three other investment companies (collectively, the "fund complex") hold themselves out to investors as related companies for purposes of investment and investor services. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Two Portland Square, Portland, Maine 04101, unless otherwise indicated.


---------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                                                             IN FUND           OTHER
                               POSITION      LENGTH         PRINCIPAL OCCUPATION(S)          COMPLEX        TRUSTEESHIPS
           NAME,               WITH THE      OF TIME                DURING                  OVERSEEN          HELD BY
      AGE AND ADDRESS            TRUST       SERVED              PAST 5 YEARS              BY TRUSTEE         TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
John Y. Keffer1               Trustee      1989-        President, Citigroup, Fund              24               None
Born:  July 15, 1942                       Present      Services since 2003; President,
                                                        Forum Financial   Group, LLC
                                                        ("Forum") (a fund services
                                                        company acquired by Citigroup
                                                        in 2003).  Trustee of one other
                                                        investment company within
                                                        the fund complex.
---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
Costas Azariadis              Trustee      1989-        Professor of Economics,                 24               None
Born:  February 15, 1943                   Present      University of California-Los
                                                        Angeles; Visiting Professor of
                                                        Economics, Athens   University
                                                        of Economics and Business
                                                        1998 - 1999.  Trustee of
                                                        one other investment company
                                                        within the fund complex.
---------------------------------------------------------------------------------------------------------------------------
James C. Cheng                Trustee      1989-        President, Technology                   24               None
Born:  July 26, 1942                       Present      Marketing Associates
                                                        (marketing company for small
                                                        and medium sized businesses in
                                                        New England). Trustee of one
                                                        other investment company
                                                        within the fund complex.
---------------------------------------------------------------------------------------------------------------------------
J. Michael Parish             Chairman,    1989-        Retired; Partner, Wolfe,                24               None
Born:  November 9, 1943       Trustee      Present      Block, Schorr and Solis-Cohen
                                           (Chairman    LLP (law firm) since 2002 - 2003;
                                           2004)        Partner, Thelen Reid & Priest
                                                        LLP (law firm) from 1995 -
                                                        2002. Trustee of one other
                                                        investment company within the
                                                        fund complex.
---------------------------------------------------------------------------------------------------------------------------


-----------------------------------------
1 John Y. Keffer indirectly controls the DIstributor.


                                       20


---------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                                                             IN FUND           OTHER
                               POSITION     LENGTH         PRINCIPAL OCCUPATION(S)           COMPLEX        TRUSTEESHIPS
           NAME,               WITH THE     OF TIME                 DURING                  OVERSEEN          HELD BY
      AGE AND ADDRESS           TRUST       SERVED               PAST 5 YEARS              BY TRUSTEE         TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
          OFFICERS
---------------------------------------------------------------------------------------------------------------------------
David I. Goldstein            President    2003-        Director, Citigroup since 2003;         N/A              N/A
Born:  August 3, 1961                      Present      Director, Business & Product
                                                        Development, Forum 1999 -
                                                        2003. President/Assistant
                                                        Secretary of one other
                                                        investment company within the
                                                        fund complex.
---------------------------------------------------------------------------------------------------------------------------
Beth P. Hanson                Vice         2003-        Relationship Manager,             N/A              N/A
Born:  July 15, 1966          President/   Present      Citigroup since 2003;
                              Assistant                 Relationship Manager, Forum
                              Secretary                 1999 - 2003.  Vice-President/
                                                        Assistant Secretary of one
                                                        other investment company within
                                                        the fund complex.  Secretary of
                                                        one other investment company
                                                        within the fund complex.
---------------------------------------------------------------------------------------------------------------------------
Stacey E. Hong                Treasurer   2002-         Director, Fund Accounting,        N/A              N/A
Born:  May 10, 1966                       Present       Citigroup since 2003; Director,
                                                        Forum Accounting Services,
                                                        LLC (fund accountant acquired
                                                        by Citigroup in 2003) 1999 -
                                                        2003.  Treasurer of two other
                                                        investment companies within
                                                        the fund complex.
---------------------------------------------------------------------------------------------------------------------------
David M. Whitaker             Secretary   2004-         Counsel, Citigroup since 2004;    N/A              N/A
Born:  September 6, 1971                  Present       Assistant Counsel, PFPC
                                                        Worldwide, Inc. (a fund services
                                                        company) 1999-2004.
                                                        Secretary of one other
                                                        investment company within the
                                                        fund complex.
---------------------------------------------------------------------------------------------------------------------------

B. TRUSTEE OWNERSHIP IN EACH FUND IN FAMILY OF INVESTMENT COMPANIES

---------------------------------------------------------------------------------------------------------------------------
                                                                                               AGGREGATE DOLLAR RANGE OF
                               DOLLAR RANGE OF BENEFICIAL      DOLLAR RANGE OF BENEFICIAL     OWNERSHIP AS OF DECEMBER 31,
                               OWNERSHIP IN BROWN ADVISORY     OWNERSHIP IN BROWN ADVISORY   2003 IN ALL FUNDS OVERSEEN BY
                                        MARYLAND               INTERMEDIATE INCOME FUND AS      TRUSTEE IN THE FAMILY OF
                                     BOND FUND AS OF              OF DECEMBER 31, 2003            INVESTMENT COMPANIES
         TRUSTEES                   DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
John Y. Keffer                            None                            None                      $10,001 - 50,000
---------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
Costas Azariadis                          None                            None                            None
---------------------------------------------------------------------------------------------------------------------------
James C. Cheng                            None                            None                            None
---------------------------------------------------------------------------------------------------------------------------
J. Michael Parish                         None                            None                       Over $100,000
---------------------------------------------------------------------------------------------------------------------------

C. OWNERSHIP OF SECURITIES OF THE ADVISOR AND RELATED COMPANIES

As of December 31, 2003, no Independent Trustee or any of his immediate family members owned, beneficially or of record, securities of any Trust investment advisor, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment advisor or principal underwriter.

D. INFORMATION CONCERNING BOARD COMMITTEES

1. AUDIT COMMITTEE

The Trust's Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Trust's Independent
Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent registered public accountants to the Trust. In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. During the fiscal period/year ended May 31, 2004, the Audit Committee met five times.

2. NOMINATING COMMITTEE

The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Trust's Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Independent Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider nominees for Independent Trustees recommended by security holders. During the fiscal period/year ended May 31, 2004, the Nominating Committee did not meet.

3. VALUATION COMMITTEE

The Trust's Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer, Parish and the senior officers of the Trust. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining NAV of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. During the fiscal period/year ended May 31, 2004, the Valuation Committee met fourteen times.

4. QUALIFIED LEGAL COMPLIANCE COMMITTEE

The Qualified Legal Compliance Committee (the "QLCC'), which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Trust's Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable Federal and state law or the breach of fiduciary duties under applicable Federal and state law by the Trust or an employee or agent of the Trust. During the fiscal period/year ended May 31, 2004, the QLCC did not meet.

E. COMPENSATION OF TRUSTEES AND OFFICERS

Each Independent Trustee is paid an annual retainer fee of $9,000 for service to the Trust ($10,500 for the independent Chairman). In addition, each Trustee will be paid a fee of $1,200 for each regular Board meeting attended ($1,587.50 for the independent Chairman) and $750 for each special Board meeting attended whether the regular or special Board meetings are attended in person or by electronic communication. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for service as Trustee. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following tables set forth the fees paid to each Trustee by the Trust and the fund complex, which includes all series of the Trust and another investment company for which Citigroup provides services, for the fiscal period/year ended May 31, 2004.

----------------------------------------------------------------------------------------------------
                                 COMPENSATION           COMPENSATION                  TOTAL
                                     FROM                   FROM                   COMPENSATION
                                 BROWN ADVISORY         BROWN ADVISORY            FROM TRUST AND
          TRUSTEE                MARYLAND BOND          INTERMEDIATE               FUND COMPLEX
                                     FUND               INCOME FUND
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
John Y. Keffer                        $0                      $0                        $0
----------------------------------------------------------------------------------------------------
Costas Azariadis                     593                     233                    18,000
----------------------------------------------------------------------------------------------------
James C. Cheng                       593                     233                    18,000
----------------------------------------------------------------------------------------------------
J. Michael Parish                    593                     233                    18,000
----------------------------------------------------------------------------------------------------


F. INVESTMENT ADVISOR

1. SERVICES OF ADVISOR

The Advisor serves as investment advisor to each Fund pursuant to separate investment advisory agreements (each an "Advisory Agreement") with the Trust. Under each Advisory Agreement, the Advisor furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing each Fund's investments and effecting portfolio transactions for each Fund.

2. OWNERSHIP OF ADVISOR

The Advisor is a fully owned subsidiary of Brown Investment Advisory & Trust Company ("Brown"), a trust company operating under the laws of Maryland. Brown is a fully owned subsidiary of Brown Advisory Holdings Incorporated, a holding company incorporated under the laws of Maryland in 1998.

3. FEES

The Advisor's fee is calculated as a percentage of each Fund's average daily net assets. The fee, if not waived, is accrued daily by each Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from each Fund, the Advisor may also act and be compensated as investment manager for its clients with respect to assets they invested in each Fund. If you have a separately managed account with the Advisor with assets invested in a Fund, the Advisor will credit an amount equal to all or a portion of the fees received by the Advisor against any investment management fee received from you.

Table 1 in Appendix B shows the dollar amount of the fees accrued by each Fund to the Advisor, the amount of fees waived by the Advisor and the actual fees received by the Advisor. The data presented are for the past three fiscal years.

4. OTHER PROVISIONS OF THE ADVISORY AGREEMENT

The Advisor is not affiliated with Citigroup or any company affiliated with Citigroup. Each Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Independent Trustees.

Each Advisory Agreement is terminable without penalty by the Trust with respect to the applicable Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Advisor on 60 days' written notice to the Trust. Each Advisory Agreement terminates immediately upon assignment.

Under each Advisory Agreement, the Advisor is not liable for any error of judgment, mistake of law, any loss arising out of any investment, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

5. APPROVAL OF ADVISORY AGREEMENTS

At the September 14, 2004 Board meeting, the Board, including the Independent Directors, considered the approval of the continuance of the Advisory Agreements pertaining to the Funds. In approving the continuance of the Advisory Agreements for the Funds, the Board, including the Independent Trustees, noted that the investment advisory fee and total expenses of Brown Advisory Intermediate Fund were generally less than the mean and median of advisory fee and total expenses of its Lipper Inc. peer group (the total expenses of A Shares were higher than the mean and median total expenses of the peer group) while the investment advisory fee and total expenses of Brown Advisory Maryland Bond Fund were higher than the mean and median advisory fee and total expenses of its Lipper, Inc. peer group. The Board, including the Independent Trustees, also noted that the following factors supported a finding that the continuance of the Advisory Agreements for an additional twelve months was in the best interests of the applicable Fund shareholders considered:

     (1)  Brown was the investment advisor to eight other Trust series;

     (2) Assets in all Brown advised Trust series combined grew by $40 million over the past year;

     (3)  90% of the shareholders in the Funds were clients of the Advisor;

     (4) A representation from the Advisor that it had not experienced any material code of ethics violations over the past twelve months;

     (5) The financial statements of the Advisor (copy of which was provided to the Board) as well as information relating to the insurance maintained by the Advisor;.

     (6) Brown Advisory Intermediate Bond outperformed of its Lipper Inc. peer group for all but one of the five reported periods; and

     (7) Brown Advisory Maryland Bond Fund outperformed its Lipper Inc. peer group for three of the five periods reported.

Based on its evaluation of the above factors and with the assistance of independent counsel, the Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Agreements and the Sub-Advisory Agreement between the Advisor and Cardinal with respect to Brown Advisory Small-Cap Value Fund.

G. DISTRIBUTOR

1. DISTRIBUTION SERVICES

The Distributor (also known as principal underwriter) of the shares of each Fund, is located at Two Portland Square, Portland, Maine 04101. The Distributor is controlled by Forum Trust, LLC, the Custodian for each Fund. Forum Trust, LLC is controlled by John Y. Keffer.

Under a distribution agreement (the "Distribution Agreement") with the Trust, the Distributor acts as the agent of the Trust in connection with the offering of shares of each Fund. The Distributor continually distributes shares of each Fund on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund shares.

The Distributor may enter into arrangements with various financial institutions through which you may purchase or redeem shares. The Distributor may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of a Fund.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of each Fund. These financial institutions may charge a fee for their services and may receive shareholder service fees even though shares of a Fund are sold without a sales charges or distribution fees. These financial institutions may otherwise act as processing agents and will be responsible for promptly transmitting purchase, redemption and other requests to each Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of a Fund in this manner should acquaint themselves with their institution's procedures and read the Prospectus in conjunction with any materials and information provided by their institution. The financial institution, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

Pursuant to the Distribution Agreement, the Distributor receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of A Shares of Brown Advisory Intermediate Income Fund. Table 2 in Appendix B shows the aggregate sales charges paid to the Distributor, the amount of sales charge reallowed by the Distributor, and the amount of sales charge retained by the Distributor. The data are for the past three years.

2. DISTRIBUTION PLAN - BROWN ADVISORY INTERMEDIATE INCOME FUND (A SHARES ONLY)

In accordance with Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan (the "Plan") for the Fund's A Shares, which provides for payment to the Distributor of a Rule 12b-1 fee at the annual rate of up to 0.25% of the average daily net assets of the A Shares as compensation for the Distributor's services.

The Plan provides that the Distributor may incur expenses for activities including, but not limited to, (1) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares; (2) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer of institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (4) the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor or others in connection with the offering of A Shares to the public.

The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Independent Trustees. In addition, the Plan requires the Trust and the Distributor to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made. The Plan obligates the Fund to compensate the Distributor for its services and not to reimburse it for expenses incurred.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Independent Trustees. The Plan further provides that it may not be amended to materially increase the costs, which the Trust bears for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Independent Trustees. The Plan may be terminated at any time by the Board, by a majority of the Independent Trustees or by shareholders of the Fund's A shares.

Table 3 in Appendix B shows the dollar amount of fees payable by the Fund to the Distributor or its agents, the amount of fees waived by the Distributor or its agents and the actual fees received by the Distributor and its agents under the Plan. The data provided are for the past year.

3. COMPLIANCE SERVICES

Under a Compliance Services Agreement (the "Compliance Agreement") with the Trust, the Distributor provides a Chief Compliance Officer ("CCO") to the Trust as well as certain additional compliance support functions ("Compliance
Services"). Pursuant to the Administration Agreement between the Trust and Administrator, the Administrator has agreed to pay any fee generated under the Compliance Agreement for Compliance Services rendered to the Funds.

The Compliance Agreement with respect to each Fund continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Trust or by the Distributor with respect to each Fund on 60 days' written notice to the other party. The provisions of the Compliance Agreement related to CCO services, may be terminated at any time by the Board, effective upon written notice to the CCO, without the payment of any penalty.

Under the Compliance Agreement, the Administrator is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement. Under the Compliance n Agreement, the Distributor and certain related parties (such as the Distributors officers and persons who control the Distributor) are indemnified by the Trust against any and all claims and expenses related to the Distributor's actions or omissions, except for any act or omission resulting from the Distributor's willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

Table 4 in Appendix B shows the dollar amount of the fees accrued by each Fund to the Distributor, the amount of the fee waived by the Distributor, and the actual fees received by the Distributor. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

H. OTHER FUND SERVICE PROVIDERS

1. ADMINISTRATOR

As administrator, pursuant to an administration agreement (the "Administration Agreement") with the Trust, the Administrator is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, the Administrator receives a fee from each Fund at an annual rate of 0.09% until such time as the assets of all Trust series advised by the Advisor equal or exceed an amount equal to $50 million times the number of series in the Trust advised by the Advisor, and thereafter at an annual rate of 0.065%. There is an annual minimum charge of $40,000. The fee is accrued daily by each Fund and is paid monthly based on average net assets for the previous month.

The Administration Agreement with respect to each Fund continues in effect until terminated provided, however, that its continuance shall be specifically approved or ratified with respect to a Fund with such frequency and in such manner as required by applicable law. The Administration Agreement is terminable with or without cause and without penalty by the Trust or by the Administrator with respect to each Fund on 90 days' written notice to the Trust. The Administration Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.

Under the Administration Agreement, the Administrator is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement. Under the Administration Agreement, the Administrator and certain related parties (such as the Administrator's officers and persons who control the Administrator) are indemnified by the Trust against any and all claims and expenses related to the Administrator's actions or omissions that are consistent with the Administrator's contractual standard of care.

Table 5 in Appendix B shows the dollar amount of the fees accrued by each Fund to the Administrator, the amount of the fee waived by the Administrator, and the actual fees received by the Administrator. The data are for the past three fiscal years.

2. FUND ACCOUNTANT

As fund accountant, pursuant to an accounting agreement (the "Accounting Agreement") with the Trust, the Accountant provides fund accounting services to each Fund. These services include calculating the NAV of each Fund and preparing each Fund's financial statements and tax returns.

For its services, the Accountant receives from each Fund a monthly fee of $3,000, $1,000 per month for each class above one, an annual fee of 0.01% of the Fund's average daily net assets and certain surcharges based upon the Fund's asset level as well as the number and type of the Fund's portfolio transactions and positions. Each Fund also pays the Accountant an annual fee of $3,000 for tax preparation services. The fees paid to the Accountant are accrued daily by each Fund and are paid monthly based, in part, on transactions and positions for the previous month.

The Accounting Agreement with respect to each Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to each Fund with such frequency and in such manner as required by applicable law. The Accounting Agreement is terminable with or without cause and without penalty by the Trust or by the Accountant with respect to each Fund on 90 days' written notice to the Trust. The Accounting Agreement is also terminable for cause by the non-breaching party on at least 30 day's written notice to the other party.

Under the Accounting Agreement, the Accountant is not liable for any action or omission in the performance of its duties to each Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, the Accountant and certain related parties (such as the Accountant's officers and persons who control the Accountant) are indemnified by the Trust against any and all claims and expenses related to the Accountant's actions or omissions that are consistent with the Accountant's contractual standard of care.

Under the Accounting Agreement, in calculating each Fund's NAV, the Accountant is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that the Accountant will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or if the loss in the shareholder's account with the Trust is less than or equal to $10.00. In addition, the Accountant is not liable for the errors of others, including the companies that supply securities prices to the Accountant and each Fund.

Table 6 in Appendix B shows the dollar amount of the fees accrued by each Fund, the amount of the fee waived by the Accountant, and the actual fees received by the Accountant. The data are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

3. TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to a transfer agent agreement ("Transfer Agency Agreement") with the Trust, the Transfer Agent maintains an account for each shareholder of record of each Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the Office of Comptroller of the Currency.

For its services, the Transfer Agent receives an annual fee from each Fund of $18,000, plus $12,000 for each class above one. Each Fund also pays the Transfer Agent an annual per account fee of $25 per open shareholder account and $3 per closed shareholder account. The fees paid to the Transfer Agent are accrued daily by each Fund and are paid monthly.

4. CUSTODIAN

The Custodian, pursuant to an agreement with the Trust, safeguards and controls each Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of each Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annual maintenance fee of $3,600 as well as certain other transaction fees. Each Fund also pays the Custodian safekeeping charges at an annual asset fee of 0.01% on the first $1 billion of assets under custody, 0.0075% on $1 - $2 billion of assets under custody, 0.0050% on $2 - $6 billion of assets under custody and 0.0025% on assets under custody over $6 billion. These fees are accrued daily by each Fund and are paid monthly based on average net assets and transactions for the previous month. Citibank, N.A. is the subcustodian of each Fund. Citibank, N.A. is located in New York, NY.

5. LEGAL COUNSEL

Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005, passes upon legal matters in connection with the issuance of shares of the Trust.

6. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, 200 Berkeley Street, 14th Floor, Boston, Massachusetts, 02116-5022, an independent registered public accounting firm, has been selected as auditor for each Fund. The auditor audits the annual financial statements of each Fund and provides each Fund with an audit opinion. The auditors also review certain regulatory filings of each Fund and the Funds' tax returns.

4. PORTFOLIO TRANSACTIONS
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A. HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Fund purchases or to whom a Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Advisor will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Advisor will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B. COMMISSIONS PAID

Table 7 in Appendix B shows the aggregate brokerage commissions paid by each Fund as well as aggregate commissions paid to an affiliate of each Fund or the Advisor. The data presented are for the past three fiscal years.

C. ADVISOR RESPONSIBILITY FOR PURCHASES AND SALES

Each Advisor places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Advisor. Each Fund does not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Advisor in its best judgment and in a manner deemed to be in the best interest of each Fund rather than by any formula.

The Advisor seeks "best execution" for all portfolio transactions. This means that the Advisor seeks the most favorable price and execution available. The Advisor's primary consideration in executing transactions for each Fund is prompt execution of orders in an effective manner and at the most favorable price available.

D. CHOOSING BROKER-DEALERS

A Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Advisor takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Advisor's duties, the Advisor may: (1) consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) payments made by brokers effecting transactions for a Fund. These payments may be made to a Fund or to other persons on behalf of a Fund for services provided to a Fund for which those other persons would be obligated to pay.

     E. OBTAINING RESEARCH FROM BROKERS

The Advisor has full brokerage discretion. The Advisor evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. The Advisor may give consideration to research services furnished by brokers to the Advisor for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Advisor's own internal research and investment strategy capabilities. This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Advisor's accounts, although a particular client may not benefit from all the research received on each occasion. The Advisor's fees are not reduced by reason of the Advisor's receipt of research services. Since most of the Advisor's brokerage commissions for research are for economic research on specific companies or industries, and since the Advisor follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Advisor's clients and a Fund's investors.

The Advisor may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

F. COUNTERPARTY RISK

The Advisor monitors the creditworthiness of counterparties to each Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

G. TRANSACTIONS THROUGH AFFILIATES

The Advisor may effect transactions through affiliates of the Advisor (or affiliates of those persons) pursuant to procedures adopted by the Trust.

H. OTHER ACCOUNTS OF THE ADVISOR

Investment decisions for each Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Advisor or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Advisor's opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for each Fund and other client accounts managed by the Advisor occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

I. PORTFOLIO TURNOVER

The frequency of portfolio transactions of each Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a Fund were replaced once in a period of one year. High portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.

J. SECURITIES OF REGULAR BROKER-DEALERS

From time to time, a Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during a Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of a Fund during the Fund's last fiscal year; or (3) sold the largest amount of a Fund's shares during the Fund's last fiscal year.

Table 8 in Appendix B lists the regular brokers and dealers of each Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the appropriate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.

5. PURCHASE AND REDEMPTION INFORMATION
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A. GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the offices of the Transfer Agent.

Each Fund or class thereof accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed, but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

B. ADDITIONAL PURCHASE INFORMATION

Shares of each Fund class thereof are sold on a continuous basis by the Distributor at NAV plus any applicable sales charge. Accordingly, the offering price per share of a Fund class may be higher than a Fund class' NAV.

Each Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Advisor's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. Each Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1. IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the contribution is received.

2. UGMAS/UTMAS

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a manner indicating custodial capacity.

3. PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your financial institution for further information. If you hold shares through a financial institution, a Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. A Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of a Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C. ADDITIONAL REDEMPTION INFORMATION

You may redeem Fund shares or class shares at NAV minus any applicable sales charge or redemption fee. Accordingly, the redemption price per share of a Fund or class may be lower than the Fund's or class' NAV. A Fund may redeem shares involuntarily to: (1) reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus.

1. SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

2. REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Advisor, a Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of a Fund's total net assets, whichever is less, during any 90-day period.

3. NAV DETERMINATION

In determining the NAV of a Fund class, securities for which market quotations are readily available are valued at current market value using the valuation price provided by an independent pricing service. If no sales price is reported, the mean of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

4. DISTRIBUTIONS

Distributions of net investment income will be reinvested at the applicable Fund class' NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the applicable Fund class' NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

6. TAXATION
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The tax information set forth in the Prospectus and the information in this section relates solely to Federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting each Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of a Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to each Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A. QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund. The tax year end of each Fund is May 31 (the same as each Fund's fiscal year end).

1. MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company a Fund must satisfy the following requirements:

     o The Fund must distribute at least 90% of its investment company taxable income each tax year (certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

     o The Fund must distribute at least 90% of the excess of its tax-exempt interest income over certain deductions relating to such income (certain distributions made by a Fund after the close of its tax year are considered attributable to the previous tax year for purposes of satisfying this requirement).

     o The Fund must derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts) derived from its business of investing in securities.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

2. FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a significant negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B. FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. Distributions of net investment income (including short term taxable gain) are taxable as ordinary income. Normally you are not subject to Federal income tax on distributions of tax-exempt income other than Federal Alternative Minimum Tax ("AMT"). The distributions paid by each Fund will not qualify for the dividends-received deduction for corporate shareholders.

Under the Code, some or all of the distributions from a regulated investment company may be treated as "qualified dividend income," and taxable to individuals at a maximum Federal tax rate of 15% (5% for individuals in lower tax brackets), provided that holding period and other requirements are met. Based upon the investment policies of each Fund, it is expected that none of a Fund's distributions will be treated as "qualified dividend income

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain regardless of how long you have held shares.

Each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Fund's financial statements. Any such losses may not be carried back.

Distributions by a Fund that do not constitute ordinary income dividends, tax-exempt income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in your shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares with an NAV at the time of purchase that reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be paid by the Fund and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year.

Each Fund will send you information annually as to the Federal income tax consequences of distributions made (or deemed made) during the year.

C. CERTAIN TAX RULES APPLICABLE TO THE FUNDS' TRANSACTIONS

Certain regulated futures contracts, options and forward currency contracts are considered "Section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Fund on
Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. Application of these rules to Section 1256 contracts held by a Fund may alter the timing and character of distributions to you. Each Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that a Fund has unrealized gains with respect to the other position in such straddle; (2) a Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 contracts be treated as

60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to each Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund if all of the offsetting positions consist of
Section 1256 contracts.

Under current Federal tax law, if a Fund invests in bonds issued with "original issue discount", the Fund generally will be required to include in income as interest each year, in addition to stated interest received on such bonds, a portion of the excess of the face amount of the bonds over their issue price, even though the Fund does not receive payment with respect to such discount during the year. With respect to "market discount bond" (I.E., bonds purchased by a Fund at a price less than their issue price plus the portion of "original issue discount" previously accrued thereon), the Fund may likewise elect to accrue and include in income each year a portion of the market discount with respect to such bonds. As a result, in order to make the distributions necessary for a Fund not to be subject to Federal income or excise taxes, a Fund may be required to pay out as an income distribution each year an amount greater than the total amount of cash which the Fund has actually received as interest during the year.

D. FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of a Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E. SALE, EXCHANGE OR REDEMPTION OF SHARES

In general, you will recognize gain or loss on the sale, exchange or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale, exchange or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) Fund shares within 30 days before or after the sale, exchange, or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale, exchange or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale, exchange or redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares and will be disallowed to the extent of the amount of exempt-interest dividends received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

F. BACKUP WITHHOLDING

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions and the proceeds of redemptions of shares paid to you if you: (1) have failed to provide your correct taxpayer identification number; (2) are otherwise subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against your Federal income tax liability or refunded.

G. FOREIGN SHAREHOLDERS

Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or a lower treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from Federal income tax on gain realized on the sale of shares of a Fund, exempt-interest dividends and distributions of net capital gain from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from a Fund is effectively connected with your U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, a Fund may be required to withhold Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to an investment in a Fund can differ from the Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.

H. STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in a Fund can differ from the Federal income tax rules described above. These state and local rules are not discussed herein. You are urged to consult your tax adviser as to the consequences of state and local tax rules with respect to an investment in a Fund.

I. FOREIGN INCOME TAX

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

J. MARYLAND TAXES (BROWN ADVISORY MARYLAND BOND FUND ONLY)

Distributions attributable to interest received by the Fund on Maryland municipal obligations and certain U.S. government obligations are generally exempt from Maryland state and local income taxes. Distributions attributable to the Fund's other income or gains, however, are generally subject to these taxes. Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares generally is not deductible for purposes of Maryland state or local income tax.

Distributions of income derived from interest on Maryland municipal obligations may not be exempt from taxation under the laws of states other than Maryland.

To the extent the Fund receives interest on certain private activity bonds, a proportionate part of the exempt-interest dividends paid by the Fund may be treated as an item of tax preference for the Federal alternative minimum tax and Maryland's tax on tax preference items. In addition to the preference item for interest on private activity bonds, corporate shareholders must include the full amount of exempt-interest dividends in computing tax preference items for purposes of the alternative minimum tax.

If you borrow money to purchase or carry shares of the Fund, the interest on your debt generally is not deductible for Federal income tax purposes.

7. OTHER MATTERS
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A. THE TRUST AND ITS SHAREHOLDERS

1. GENERAL INFORMATION

Forum Funds was organized as a statutory trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Adams Harkness Small Cap Growth Fund        DF Dent Premier Growth Fund
Austin Global Equity Fund                   Fountainhead Special Value Fund
Brown Advisory Growth Equity Fund(1)        Investors Bond Fund
Brown Advisory Intermediate Income Fund(2)  Mastrapasqua Growth Fund
Brown Advisory International Fund(1)        Payson Total Return Fund
Brown Advisory Maryland Bond Fund(1)        Payson Value Fund
Brown Advisory Real Estate Fund(1)          Polaris Global Value Fund
Brown Advisory Small-Cap Growth Fund(2)     Shaker Fund(3)
Brown Advisory Small-Cap Value Fund         TaxSaver Bond Fund
Brown Advisory Value Equity Fund(1)         Winslow Green Growth Fund


(1) The Trust offers shares of beneficial interest in an Institutional class of this series.
(2) The Trust offers shares of beneficial interest in Institutional and A classes of this series.
(3) The Trust offers shares of beneficial interest in Intermediary, A, B and C classes of this series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust, the Advisor and the principal underwriter have adopted codes of ethics under Rule 17j-1, as amended, of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by a Fund.

The Trust and each Fund will continue indefinitely until terminated.

2. SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will affect each class' performance. For more information on any other class of shares of a Fund, investors may contact the Transfer Agent.

3. SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights. Fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4. TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, with shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

B. FUND OWNERSHIP

As of September 7, 2004, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of beneficial interest of each Fund.

Also as of that date, certain shareholders of record owned 5% or more of the shares of a Fund. Shareholders known by a Fund to own beneficially 5% or more of the shares of that Fund are listed in Table 9 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of September 7, 2004, the following shareholders may be deemed to control a Fund. "Control" for this purpose is the ownership of 25% or more of a Fund's voting securities.

--------------------------------------------------------------------------------------------------------------------
                                                                                                   PERCENTAGE
                      FUND                                 SHAREHOLDER AND ADDRESS                OF FUND OWNED
--------------------------------------------------------------------------------------------------------------------
Brown Advisory Maryland Bond Fund                Brown Investment Advisory & Trust Co*               91.94%
                                                 FBO Clients
                                                 901 South Bond Street
                                                 Suite #400
                                                 Baltimore, Maryland 21231
--------------------------------------------------------------------------------------------------------------------
Brown  Advisory Intermediate Income Fund         Brown Investment Advisory & Trust Co*               73.33%
                                                 FBO Clients
                                                 901 South Bond Street
                                                 Suite #400
                                                 Baltimore, Maryland 21231
--------------------------------------------------------------------------------------------------------------------

* Brown Investment Advisory & Trust Co. is a trust company operating under the laws of Maryland and is a subsidiary of Brown Capital Holdings Incorporated, a holding company incorporated under the laws of Maryland.

C. LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. The Administrator believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D. PROXY VOTING PROCEDURES

Copies of the Trust's and Advisor's proxy voting procedures are included in Appendix C. Information regarding how a Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2004 are available (1) without charge, upon request, by contacting the Transfer Agent at (800) 540-6807 and (2) on the SEC's website at HTTP://WWW.SEC.GOV.

E. CODE OF ETHICS

The Trust, the Advisor, and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between a Fund and personnel of the Trust, the Advisor and the Distributor. The codes permit such personnel to invest in securities, including securities that may be purchased or held by a Fund, subject to certain limitations.

F. REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

G. FINANCIAL STATEMENTS

The financial statements of each Fund for the fiscal period/year ended May 31, 2004, which are included in the Funds' Annual Report, are incorporated herein by reference. The financial statements of each Fund include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and report of independent registered public accounting firm (annual reports only).

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

A. CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

1. MOODY'S

AAA           Bonds  that are  rated Aaa are  judged to be of the best  quality.
              They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A             Bonds  that  are  rated  A  possess  many   favorable   investment
              attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA            Bonds that are rated Ba are judged to have  speculative  elements;
              their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

              Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2. S&P

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB           An obligation rated BBB exhibits adequate  protection  parameters.
              However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

              The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns, which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

B. PREFERRED STOCK

1. MOODY'S

AAA An issue that is rated "Aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue that is rated "Aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue that is rated "A" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "Aaa" and "Aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue that is rated "Baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue that is rated "Ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue that is rated "B" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue that is rated "Caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue that is rated "Ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C             This is the lowest rated class of preferred or  preference  stock.
              Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2. S&P

AAA           This is the  highest  rating  that may be  assigned  by Standard &
              Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C             A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


C. SHORT TERM RATINGS

1. MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated "Prime-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

              o  Leading market positions in well-established industries.
              o  High rates of return on funds employed.
              o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
              o Broad margins in earnings coverage of fixed financial charges and high internal cash generation
              o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated "Prime-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated "Prime-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

2. S&P

A-1 A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated "D" is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

APPENDIX B - MISCELLANEOUS TABLES
--------------------------------------------------------------------------------

TABLE 1 - INVESTMENT ADVISORY FEES

The following tables show the dollar amount of fees accrued by each Fund, the amount of fee that was waived by the Advisor, if any, and the actual fees received by the Advisor.

On September 20, 2002, the Predecessor Fund reorganized with and into Brown Advisory Intermediate Income Fund. Accordingly, the investment advisory fee information for the fiscal years ended 2002 and 2001 includes the advisory fee payable to, waived by and retained by Investment Company Capital Corp. ("ICCC"), the Predecessor Fund's investment advisor.

---------------------------------------------------------------------------------------------------------------------
                                                      ADVISORY              ADVISORY                ADVISORY
                      FUND                           FEE ACCRUED           FEE WAIVED             FEE RETAINED
---------------------------------------------------------------------------------------------------------------------
BROWN ADVISORY MARYLAND
BOND FUND
---------------------------------------------------------------------------------------------------------------------
Fiscal Year Ended May 31, 2004                        $348,698              $ 64,445                 $284,253
---------------------------------------------------------------------------------------------------------------------
Fiscal Year Ended May 31, 2003                        $263,407              $151,805                 $111,602
---------------------------------------------------------------------------------------------------------------------
Fiscal Year Ended May 31, 2002                        $168,437              $168,437                       $0
---------------------------------------------------------------------------------------------------------------------
BROWN ADVISORY INTERMEDIATE
INCOME FUND
---------------------------------------------------------------------------------------------------------------------
Period Ended May 31, 2004                             $128,458              $ 15,312                 $113,146
---------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 2003                          $360,907              $127,779                 $233,128
---------------------------------------------------------------------------------------------------------------------
Period Ended December 31, 2002                        $102,291              $ 45,717                  $56,574
---------------------------------------------------------------------------------------------------------------------
Period Ended September 19, 2002                       $251,854              $116,750                 $135,104
---------------------------------------------------------------------------------------------------------------------

TABLE 2 - SALES CHARGES (BROWN ADVISORY INTERMEDIATE BOND FUND-A SHARES)

The following table shows the dollar amount of aggregate sales charge paid to the Distributor, the amount retained, and the amount reallowed to financial institutions in connection with purchases of the Fund's A Shares.

On September 20, 2002, the Predecessor  Fund reorganized with and into the Fund.
Accordingly,  the sales  charge  information  for the  fiscal  year  ended  2002 includes the aggregate sales charge payable to, retained by and reallowed by ICC
Distributors,  Inc., the Predecessor Fund's distributor with respect to the sale of the Predecessor Fund's A Shares.

---------------------------------------------------------------------------------------------------------------------
                                                     AGGREGATE               AMOUNT                  AMOUNT
                      FUND                          SALES CHARGE            RETAINED                REALLOWED
---------------------------------------------------------------------------------------------------------------------
BROWN ADVISORY INTERMEDIATE
INCOME FUND
---------------------------------------------------------------------------------------------------------------------
Period Ended May 31, 2004                             $4,942                    $562                  $4,380
---------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 2003                         $13,238                  $1,271                 $11,967
---------------------------------------------------------------------------------------------------------------------
Period Ended December 31, 2002                          $137                     $14                    $123
---------------------------------------------------------------------------------------------------------------------
Period Ended September 19, 2002                       $3,515                  $3,515                       $0
---------------------------------------------------------------------------------------------------------------------

TABLE 3 - RULE 12B-1 FEES (BROWN ADVISORY INTERMEDIATE INCOME FUND-A SHARES)

The following table shows the dollar amount of fees paid to the Distributor by the Fund, the amount of fee that was waived by the Distributor, if any, and the actual fees received by the Distributor. On September 20, 2002, the Predecessor
Fund reorganized with and into the Fund. Accordingly, the Rule 12b-1 fee information for the fiscal year ended 2002 includes the aggregate sales charge payable to, waived by and retained by ICC Distributors, Inc., the Predecessor
Fund's distributor, with respect to the sale of the Predecessor Fund's A Shares.


                                       B-1


---------------------------------------------------------------------------------------------------------------------
BROWN ADVISORY INTERMEDIATE                           12B-1 FEE            12B-1 FEE                12B-1 FEE
INCOME FUND                                            ACCRUED               WAIVED                 RETAINED
---------------------------------------------------------------------------------------------------------------------
Period Ended May 31, 2004                            $20,395                   $0                     $20,395
---------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 2003                         $63,424                   $0                     $63,424
---------------------------------------------------------------------------------------------------------------------
Period Ended December 31, 2002                       $22,588                   $0                     $22,588
---------------------------------------------------------------------------------------------------------------------
Period Ended September 19, 2002                      $69,972                   $0                     $69,972
---------------------------------------------------------------------------------------------------------------------

TABLE 4 - COMPLIANCE FEES

The following tables show the dollar amount of fees accrued by each Fund, the amount of fee that was waived by the Distributor, if any, and the actual fees received by the Distributor. The Compliance Agreement become effected on October
1, 2004 and no fees were charged pursuant thereto for the fiscal period/year ended May 31, 2004.

                                                          COMPLIANCE FEE       COMPLIANCE FEE        COMPLIANCE FEE
                         FUND                                ACCRUED               WAIVED               RETAINED
---------------------------------------------------------------------------------------------------------------------
BROWN ADVISORY MARYLAND
BOND FUND
---------------------------------------------------------------------------------------------------------------------
Period Ended May 31, 2004                                     N/A                   N/A                    N/A
---------------------------------------------------------------------------------------------------------------------
BROWN ADVISORY INTERMEDIATE
INCOME FUND
---------------------------------------------------------------------------------------------------------------------
Period Ended May 31, 2004                                     N/A                   N/A                    N/A
---------------------------------------------------------------------------------------------------------------------

TABLE 5 - ADMINISTRATION FEES

The following tables show the dollar amount of fees accrued by each Fund, the amount of fee that was waived by the Administrator, if any, and the actual fees received by the Administrator.

On September 20, 2002,  the  Predecessor  Fund  reorganized  with and into Brown
Advisory Intermediate Income Fund. The administration fee information for the fiscal year ended 2002 includes administration fees paid by the Predecessor
Fund. ICCC provided administrative services to the Predecessor Fund under its Investment Advisory Agreement with the Predecessor Fund. The investment advisory fee information in Table 1 includes any fee received by ICCC for administration services provided to the Predecessor Fund.

---------------------------------------------------------------------------------------------------------------------
                                                   ADMINISTRATION        ADMINISTRATION          ADMINISTRATION
                     FUND                           FEE ACCRUED            FEE WAIVED             FEE RETAINED
---------------------------------------------------------------------------------------------------------------------
BROWN ADVISORY MARYLAND
BOND FUND
---------------------------------------------------------------------------------------------------------------------
Year Ended May 31, 2004                               $57,287                     $0                 $57,287
---------------------------------------------------------------------------------------------------------------------
Year Ended May 31, 2003                               $52,681                $2,373                  $50,308
---------------------------------------------------------------------------------------------------------------------
Year Ended May 31, 2002                               $40,000                $6,312                  $33,688
---------------------------------------------------------------------------------------------------------------------
BROWN ADVISORY INTERMEDIATE
INCOME FUND
---------------------------------------------------------------------------------------------------------------------
Period Ended May 31, 2004                             $30,502                     $0                 $30,502
---------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 2003                          $91,423                $1,922                  $89,501
---------------------------------------------------------------------------------------------------------------------
Period Ended December 31, 2002                        $27,593                $1,435                  $26,158
---------------------------------------------------------------------------------------------------------------------
Period Ended September 19, 2002                         N/A                   N/A                      N/A
---------------------------------------------------------------------------------------------------------------------

TABLE 6 - ACCOUNTING FEES

The following tables show the dollar amount of fees accrued by each Fund, the amount of fee that was waived by the Accountant, if any, and the actual fees received by the Accountant.


                                      B-2


On September 20, 2002,  the  Predecessor  Fund  reorganized  with and into Brown
Advisory  Intermediate  Income  Fund.  Accordingly,   the  fund  accounting  fee
information for the fiscal year ended 2002 includes  accounting fees payable to, waived by and retained by ICCC, the Predecessor Fund's fund accountant.

---------------------------------------------------------------------------------------------------------------------
                                                     ACCOUNTING            ACCOUNTING              ACCOUNTING
                     FUND                           FEE ACCRUED            FEE WAIVED             FEE RETAINED
---------------------------------------------------------------------------------------------------------------------
BROWN ADVISORY MARYLAND
BOND FUND
---------------------------------------------------------------------------------------------------------------------
Year Ended May 31, 2004                               $67,114                  $0                    $67,114
---------------------------------------------------------------------------------------------------------------------
Year Ended May 31, 2003                               $40,507                  $0                    $40,507
---------------------------------------------------------------------------------------------------------------------
Year Ended May 31, 2002                               $39,000                  $0                    $39,000
---------------------------------------------------------------------------------------------------------------------
BROWN ADVISORY INTERMEDIATE
INCOME FUND
---------------------------------------------------------------------------------------------------------------------
Period Ended May 31, 2004                             $29,985                  $0                    $29,985
---------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 2003                          $73,196                  $0                    $73,196
---------------------------------------------------------------------------------------------------------------------
Period Ended December 31, 2002                        $12,619                  $0                    $12,619
---------------------------------------------------------------------------------------------------------------------
Period Ended September 19, 2002                       $47,750                  $0                    $47,750
---------------------------------------------------------------------------------------------------------------------

TABLE 7 - COMMISSIONS

The following table shows the aggregate brokerage commissions of each Fund.

On September 20, 2002, the Predecessor Fund reorganized with and into Brown Advisory Intermediate Income Fund. Accordingly, the commission information for the fiscal year ended 2002 includes commissions paid by the redecessor Fund.

                                                                     TOTAL             % OF
                                                                   BROKERAGE         BROKERAGE            % OF
                                                                  COMMISSIONS        COMMISSIONS       TRANSACTIONS
                                                   TOTAL         ($) PAID TO AN      PAID TO AN         EXECUTED BY
                                                BROKERAGE       AFFILIATE OF THE   AFFILIATE OF THE   AN AFFILIATE OF
                                                COMMISSIONS         FUND OR           FUND OR          THE FUND OR
                FUND                                ($)             ADVISOR           ADVISOR            ADVISOR
-----------------------------------------------------------------------------------------------------------------------
BROWN ADVISORY MARYLAND BOND
FUND
-----------------------------------------------------------------------------------------------------------------------
Year Ended May 31, 2004                             $0                $0                 0%                 0%
-----------------------------------------------------------------------------------------------------------------------
Year Ended May 31, 2003                              0                 0                 0%                 0%
-----------------------------------------------------------------------------------------------------------------------
Year Ended  May 31, 2002                             0                 0                 0%                 0%
-----------------------------------------------------------------------------------------------------------------------
BROWN ADVISORY INTERMEDIATE
INCOME FUND
-----------------------------------------------------------------------------------------------------------------------
Period Ended May 31, 2004                           $0                $0                  0%                 0%
-----------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 2003                       1,150*              0                  0%                 0%
-----------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 2002                         0                 0                  0%                0%
-----------------------------------------------------------------------------------------------------------------------

*WorldCom bonds were sold through a broker with which the Advisor has a soft dollar relationship. Soft dollar broker had most competitive bid to sell not withstanding the commission charged.

TABLE 8 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following tables lists the regular brokers and dealers of each Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of each Fund's holdings of those securities as of the Fund's most recent fiscal year.

-------------------------------------------------------------------------------------------------------------------
                     FUND                            REGULAR BROKER OR DEALER                 VALUE HELD
-------------------------------------------------------------------------------------------------------------------
Brown Advisory Maryland Bond Fund                              None                              N/A
-------------------------------------------------------------------------------------------------------------------
Brown Advisory Intermediate Income Fund         Merrill Lynch, Pierce, Fenner &               $1,278,519
                                                Smith, Inc.
-------------------------------------------------------------------------------------------------------------------

TABLE 9 - 5% SHAREHOLDERS

The following table lists: (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of a Fund; and (2) any person known by a Fund to own beneficially 5% or more of a class of shares of a Fund, as of September 7, 2004.

-------------------------------------------------------------------------------------------------------------------
                                                                                                   PERCENTAGE OF
                  FUND                                 SHAREHOLDER AND ADDRESS                      CLASS OWNED
-------------------------------------------------------------------------------------------------------------------
Brown Advisory Maryland Bond Fund          Brown Investment Advisory & Trust Co.                        91.94%
                                           FBO Clients, 901 South Bond Street, Suite #400
                                           Baltimore, Maryland 21231
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Brown Advisory Intermediate Income Fund    Brown Investment Advisory & Trust Co.                        92.92%
- Institutional Shares                     FBO Clients, 901 South Bond Street, Suite #400
                                           Baltimore, Maryland 21231
-------------------------------------------------------------------------------------------------------------------
Brown Advisory Intermediate Income Fund    Pershing LLC                                                 5.93%
- A Shares                                 P.O. Box 2052
                                           Jersey City, New Jersey 07303-9998
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APPENDIX C - PROXY VOTING PROCEDURES
--------------------------------------------------------------------------------

                                   FORUM FUNDS
                                  MONARCH FUNDS

                 POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

                                  JULY 31, 2003
                          AS AMENDED FEBRUARY 20, 2004

         SECTION 1.  PURPOSE

         Shareholders of the various series of Forum Funds and Monarch Funds (collectively, the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a "Fund"). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

         This document describes the Policies and Procedures for Voting Proxies ("Policies") received from issuers whose voting securities are held by each Fund of the Trust.

         SECTION 2.  RESPONSIBILITIES

         (A) Adviser. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund of the Trust for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Trust delegates to the Adviser the authority to act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies regarding resolution of a conflict of interest with respect to the Adviser.

         The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds of the Trust, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and
(ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

         The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a "Proxy Voting Service").

         (B) Proxy Manager. The Trust will appoint a proxy manager (the "Proxy Manager"), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these Policies.

         SECTION 3.  SCOPE

         These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These policies and procedures are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which the Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

         SECTION 4.  POLICIES AND PROCEDURES FOR VOTING PROXIES

         (A)      General

                  (1) Use of Adviser Proxy Voting Guidelines or Proxy Voting Service. If (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust's Board of Trustees has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (C) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Statement of Additional Information (each considered "Adviser Guidelines"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

                  (2) Absence of Proxy Voting Service Guidelines. In the absence of Adviser Guidelines, the Adviser shall vote the Fund's proxies consistent with Sections B and C below.

         (B)      Routine Matters

         Since the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. However, the position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

                  (1) Election of Directors. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

                  (2) Appointment of Auditors. Management recommendations will generally be supported.

                  (3) Changes in State of Incorporation or Capital Structure. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

         (C)      Non-Routine Matters

                  (1) Corporate Restructurings, Mergers and Acquisitions. These proposals should be examined on a case-by-case basis because they are an extension of an investment decision.

                  (2) Proposals Affecting Shareholder Rights. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

                  (3) Anti-takeover Issues. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

                  (4) Executive Compensation. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

                  (5) Social and Political Issues. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

         (D)      Conflicts of Interest

         The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted. Each Adviser is responsible for maintaining procedures to identify conflicts of interest.

         The Adviser should vote proxies relating to such issuers in accordance with the following procedures:

                  (1) Routine Matters Consistent with Policies. The Adviser may vote proxies for routine matters as required by these Policies or as required by the Adviser Guidelines (if any).

                  (2) Immaterial Conflicts. The Adviser may vote proxies for non-routine matters consistent with these Policies or any Adviser Guidelines if the Adviser determines that the conflict of interest is not material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser's decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances.

                  (3) Material Conflicts and Non-Routine Matters. If the Adviser believes that (i) it has a material conflict and (ii) that the issue to be voted upon is non-routine or is not covered by these Policies or the Adviser Guidelines (if any), then

                           (a) If the Adviser uses a Proxy Voting Service, the proxy may be voted consistent with the recommendations of the Proxy Voting Service PROVIDED that the Adviser believes that such a vote is consistent with the best interests of the Fund's shareholders.

                           (b) If the Adviser does not use a Proxy Voting Service, then the Adviser shall contact the Proxy Manager for review and determination. In the event that the Proxy Manager determines that he/she has a conflict of interest, the Proxy Manager shall submit the matter for determination to a member of the Board of Trustees of the Trust (the

                           "Board") who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Proxy Manager or the Board member will consider the best interests of Fund shareholders and may consider the recommendations of independent third parties that evaluate proxy proposals.


         (E)      Abstention

                  The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

                     BROWN INVESTMENT ADVISORY, INCORPORATED

                      PROXY VOTING PROCEDURES AND POLICIES
                  REGARDING BROWN ADVISORY GROWTH EQUITY FUND,
                    BROWN ADVISORY INTERMEDIATE INCOME FUND,
                    BROWN ADVISORY SMALL-CAP GROWTH FUND AND
                        BROWN ADVISORY VALUE EQUITY FUND

                               AS OF JULY 31, 2003


I. GENERAL STATEMENT

Brown Investment Advisory, Incorporated (the "Advisor") has discretion to vote the proxies received by Brown Advisory Growth Equity Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Intermediate Fund, Brown Advisory Small-Cap Growth Fund, and Brown Advisory Value Equity Fund (each a "Fund"), each a series of Forum Funds (the "Trust"), a registered investment company.
Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. The Advisor will vote those proxies in the best interest of the Funds' shareholders and in accordance with these procedures and policies.

II. POLICIES AND PROCEDURES FOR VOTING PROXIES

In its role as investment advisor to the Funds, Advisor has adopted those proxy voting policies adopted by the Trust, which are attached hereto. To the extent that the Trust's policies do not cover potential voting issues with respect to proxies received by a Fund, each Fund has delegated to the Advisor the authority to act on its behalf to promote the Fund's investment objectives, subject to the provisions of the Trust's policies regarding resolution of a conflict of interest with respect to the Advisor.

The Advisor recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of a Fund. A "conflict of interest," means any circumstance when the Advisor (including officers, directors, agents and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of fund shareholders in how proxies of that issuer are voted. The Advisor has adopted the Trust's procedures as they relate to the resolution of conflicts of interest with respect to voting shares of each Fund.

III. RECORDKEEPING

The Portfolio Manager or their staff will maintain files relating to the Advisor's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Advisor. Records of the following will be included in the files:

         A. Copies of the proxy voting procedures and policies, and any amendments thereto.

         B. A copy of each proxy statement that the Advisor receives, provided however that the Advisor may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

         C.       A record of each vote that the Advisor casts.

         D. A copy of any document the Advisor created that was material to making a decision how to vote proxies, or that memorializes that decision, including the resolution of any conflict.

         E. A copy of each written client request for information on how the Advisor voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how the Advisor voted its proxies.

IV.      DISCLOSURE

         A. The Advisor will disclose in its Form ADV Part II that its clients may contact the Advisor, by toll-free telephone number in order to obtain information on how the Advisor voted such client's proxies, and to request a copy of these procedures and policies. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer, (2) the proposal voted upon and (3) how the Advisor voted the client's proxy.

         B. A concise summary of these Proxy Voting Procedures and Policies will be included in the Advisor's Form ADV Part II, and will be updated whenever these procedures and policies are amended. The Advisor will arrange for the Form ADV to be updated and for these policies and procedures to be made available upon request.

STATEMENT OF ADDITIONAL INFORMATION


OCTOBER 1, 2004







MASTRAPASQUA
GROWTH FUND

INVESTMENT ADVISER:


Mastrapasqua Asset Management, Inc.
814 Church Street, Suite 600

Nashville, TN  37203

ACCOUNT INFORMATION
AND SHAREHOLDER SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446

Portland, ME 04112

(800) 448-0982








This Statement of Additional Information ("SAI") supplements the Prospectus dated October 1, 2004, as may be amended from time to time, offering shares of Mastrapasqua Growth Fund (the "Fund"), a separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services at the address or telephone number listed above.

Financial statements for the Fund for the year ended May 31, 2004 are included in the Annual Report to shareholders and are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

Table of Contents
--------------------------------------------------------------------------------


GLOSSARY                                                                       1


INVESTMENT POLICIES AND RISKS                                                  2


INVESTMENT LIMITATIONS                                                         8


MANAGEMENT                                                                     9


PORTFOLIO TRANSACTIONS                                                        17


PURCHASE AND REDEMPTION INFORMATION                                           19


TAXATION                                                                      21


OTHER MATTERS                                                                 25


APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                               A-1


APPENDIX B - MISCELLANEOUS TABLES                                            B-1


APPENDIX C - PROXY VOTING PROCEDURES                                         C-1

Glossary
--------------------------------------------------------------------------------

As used in this SAI, the following terms have the meanings listed.


         "Accountant" means Citigroup Global Transaction Services.

         "Administrator" means Citigroup Global Transaction Services.

         "Adviser" means Mastrapasqua Asset Management, Inc.


         "Board" means the Board of Trustees of the Trust.


         "CFTC" means Commodities Future Trading Commission.

         "Citigroup" means Citigroup Global Transaction Services.


         "Code" means the Internal Revenue Code of 1986, as amended.

         "Custodian" means Forum Trust, LLC.


         "Distributor" means Forum Fund Services, LLC, the distributor of the Fund's shares.

         "Fitch" means Fitch Ratings.

         "Fund" means Mastrapasqua Growth Fund.

         "Independent Trustee" means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

         "IRS" means Internal Revenue Service.


         "Moody's" means Moody's Investors Service.

         "NAV" means net asset value per share.

         "NRSRO" means a nationally recognized statistical rating organization.

         "SAI" means Statement of Additional Information.

         "SEC" means the U.S. Securities and Exchange Commission.


         "S&P" means Standard & Poor's, a division of the McGraw Hill Companies.

         "Transfer Agent" means Citigroup Global Transaction Services.


         "Trust" means Forum Funds.

         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.

Investment Policies and Risks
--------------------------------------------------------------------------------

The Fund is a diversified series of the Trust. This section discusses in greater detail than the Fund's Prospectus certain investments that the Fund may make.


A.        SECURITY RATINGS INFORMATION

The Fund's investments in convertible and other debt securities are subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds. The Fund may purchase unrated convertible securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase. Unrated securities may not be as actively traded as rated securities.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss. To the extent that the ratings given by NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.


B. EQUITY SECURITIES

1. COMMON AND PREFERRED STOCK


GENERAL. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

RISKS. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.


2. CONVERTIBLE SECURITIES


GENERAL. The Fund may invest in rated or unrated convertible securities. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company's capital structure but are usually subordinate to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities;
(2) are less subject to fluctuation in value than the underlying stocks because they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

RATINGS. The Fund's investments in convertible securities are subject to credit risk relating to the financial condition of the issuers of the convertible securities that the Fund holds. Unrated convertible securities may not be as actively traded as rated securities. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

RISKS. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.


3. WARRANTS AND STOCK RIGHTS

GENERAL. The Fund may invest up to 5% of the value of its total assets in warrants. The Fund may also invest up to 5% of the value of its assets in stock rights. A stock rights is an option given to a shareholder to buy additional shares of common stock at a predetermined price during a specified time. Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price usually represents a premium over the market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.


RISKS. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.


C. OPTIONS


GENERAL. The Fund may purchase call and put options and write (sell), to a limited extent, only covered call and put options to enhance the Fund's performance or to hedge against either a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. The Fund may write covered options on securities in which it may invest currencies and securities indices comprised of securities in which it may invest. The Fund may only invest in options that trade on an exchange or in an over-the-counter market. Options are considered to be derivatives. Use of options is subject to regulation by the SEC, the several options exchanges on which options are traded or the Commodities Futures Trading Commission ("CFTC"). No assurance can be given that any hedging or option income strategy will achieve its intended result.

If the Fund will be financially exposed to another party due to its investments in options, the Fund will maintain either: (1) an offsetting ("covered") position in the underlying security or an offsetting option contract; or (2) cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. The Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid securities and other permissible assets ("Segregated Assets") in a segregated account with the Custodian in the prescribed amount. Segregated Assets cannot be sold or closed out while the option strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of a covered position or segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

OPTIONS ON INDICES. An index assigns relative values to the securities in the index, and the index fluctuates with changes in the market values of the securities included in the index. Index options operate in the same way as the more traditional options on securities except that index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the index.

OPTIONS ON FOREIGN CURRENCY. Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option. The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots. To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

LIMITATIONS ON OPTIONS TRANSACTIONS. The Fund may invest in options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.


The Fund (1) will not hedge more than 35% of its total assets by buying put options and writing call options (so called "short positions"), (2) will not write put options which could obligate the Fund to purchase assets whose aggregate underlying value exceeds 35% of the Fund's total assets, and (3) will not buy call options which give the Fund the right to purchase assets whose aggregate value exceeds 10% of the Fund's total assets.


RISKS. There are certain investment risks associated with options transactions. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests;
(4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions; and (5) the possible need to delay settling certain option positions to avoid adverse tax consequences.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. The Fund's activities in the options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund's yield.


D. FOREIGN SECURITIES


GENERAL. The Fund may invest in securities of foreign issuers but expects to limit investments in foreign issuers to less than 15% of its assets. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers.

RISKS. Dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Commission rates payable on foreign transactions are generally higher than in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United

States, and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and
(4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of your assets.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.


E. DEPOSITARY RECEIPTS


GENERAL. A depositary receipt is a receipt for shares of a foreign-based company that entitles the holder to distributions on the underlying security. Depositary receipts include sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments. ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. EDRs (sometimes called Continental Depositary Receipts) are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and are designed for use in European securities markets. The Fund invests in depositary receipts in order to obtain exposure to foreign securities markets.

RISKS. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.


F. REPURCHASE AGREEMENTS

GENERAL. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Fund's custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow the Fund to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

RISKS. The Fund may be exposed to the risks of financial failure or insolvency of the counter party to the transaction. To help reduce those risks, the Adviser monitors and evaluates the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal credit risks and the benefits from the transaction justify the attendant risks.

G. LEVERAGE

GENERAL. The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Lending portfolio securities are transactions involving leverage. The Fund uses these investment techniques only when the Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide investors a potentially higher return.

SECURITIES LENDING. The Fund may lend portfolio securities in an amount up to 33 1/3% of its assets to brokers, dealers and other financial institutions. Securities loans must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund's loan permits the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated.

RISKS. Leverage creates the risk of magnified capital losses. Borrowings and other liabilities that exceed the equity base of the Fund may magnify losses incurred by the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of the Fund's securities and the relatively greater effect on the net asset value of the securities caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, the Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions.


H.  ILLIQUID AND RESTRICTED SECURITIES


GENERAL. The Fund may not acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) except as otherwise determined by the Adviser, securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

RISKS. Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

DETERMINATION OF LIQUIDITY. The Adviser makes determinations of liquidity pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.


I. U.S. GOVERNMENT SECURITIES


GENERAL. U.S. Government Securities may be supported by the full faith and credit of the United States (e.g., mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S.
Treasury (e.g., Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (e.g., Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (e.g., Federal Home Loan Mortgage Corporation securities).

RISKS. Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it is not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.


J. BANK OBLIGATIONS


GENERAL. The Fund may invest in obligations of U.S. banks including certificates of deposit, bankers' acceptances, having total assets at the time of purchase in excess of $1 billion. Such banks must also be members of the Federal Deposit Insurance Corporation. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft that has been drawn by a customer and are usually backed by goods in international trade. Certificates of deposit which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties which could reduce the Fund's performance.


The Fund also may invest in certificates of deposit issued by foreign banks, denominated in any major foreign currency. The Fund will invest in instruments issued by foreign banks, which, in the view of its investment adviser and the Trust's Trustees, are of credit-worthiness and financial stature in their respective countries comparable to U.S. banks in which the Fund invests.


RISKS. Obligations of banks are debt securities. The value of debt securities may fluctuate in response to changes in interest rates. An increase in interest rates typically cause a fall in the value of the debt securities in which the Fund may invest. Debt securities are also subject to the risk that the issuer's financial condition may change. The issuer, for example, may default or become unable to pay interest or principal due on the security.


K.  CORE AND GATEWAY(R)


The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. Under a Core and Gateway structure the Fund would hold, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.


L.  TEMPORARY DEFENSIVE POSITION


The Fund may assume a temporary defensive position and may invest without limit in commercial paper and other money market instruments that are of prime quality. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less. The money market instruments in which the Fund may invest include U.S. Government Securities, time deposits, bankers' acceptances and certificates of deposit of depository institutions (such as banks), corporate notes and short-term bonds and money market mutual funds. The Fund may only invest in money market mutual funds to the extent permitted by the 1940 Act.

The money market instruments in which the Fund may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. These obligations often include the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

For purposes of all investment policies of the Fund: (1) the term "1940 Act" includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term "Code" includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

Fundamental policies of the Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval. The Fund's investment objective is a fundamental policy.


A.  FUNDAMENTAL LIMITATIONS

The Fund has adopted investment limitations that cannot be changed by the Board without shareholder approval.

1. BORROWING. The Fund may borrow money, but not in excess of 33 1/3% of the value of the Fund's total assets (computed immediately after the borrowing) subject to investment limitations specified in the Fund's prospectus.

2. CONCENTRATION. The Fund will not invest 25% or more of the value of its assets in any one industry.

3. DIVERSIFICATION. The Fund may not, with respect to 75% of its assets, purchase a security if as a result: (1) more than 5% of its assets would be invested in the securities of any single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer. This restriction does not apply to securities issued by the U.S. Government, its agencies or instrumentalities or securities of investment companies. The Fund reserves the right to invest up to 100% of its investable assets in one investment company.

4. UNDERWRITING ACTIVITIES. The Fund will not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under U.S. securities laws.

5. MARGIN AND SHORT SALES. The Fund may not purchase securities on margin; however, the Fund may make margin deposits in connection with permissible futures contracts, options and other investments. The Fund may not sell securities short.

6. INVESTING FOR CONTROL. The Fund may not make investments for the purpose of exercising control or management.

7. REAL ESTATE. The Fund may not purchase or sell real estate, provided that the Fund may invest in securities issued by companies that invest in real estate or interests therein.

8. COMMODITIES. The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

9. LENDING. The Fund will not lend money except in connection with the acquiring of permissible debt instruments. The Fund may make loans of portfolio securities and enter into repurchase agreements.

10. SENIOR SECURITIES. The Fund may not issue senior securities except to the extent permitted by the 1940 Act.

B. NONFUNDAMENTAL LIMITATIONS

The Fund has adopted the following nonfundamental investment limitations that may be changed by the Board without shareholder approval.

1. ILLIQUID SECURITIES. The Fund may not invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value, (2) repurchase agreements not entitling the holder to payment of principal within seven days and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board of Trustees.

2. WARRANTS. The Fund may not invest in warrants, valued at the lower of cost or market, more than 5% of the value of the Fund's net assets (included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value).

3. MARGIN. The Fund may not purchase securities on margin; however, the Fund may make margin deposits in connection with any hedging instruments, which it may use as permitted by any of its other fundamental policies.



MANAGEMENT
--------------------------------------------------------------------------------

A.        TRUSTEES AND OFFICERS

The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following table gives information about each Board member and the senior officers of the Fund. The fund complex includes the Trust and three other investment companies (collectively, the "fund complex"), which hold themselves out to investors as related companies for purposes of investment and investor services. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Two Portland Square, Portland, Maine 04101, unless otherwise indicated.



----------------------------- ------------ ------------ ------------------------------ ---------------- -----------------
                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                                                                         FUND COMPLEX         OTHER
                                POSITION     LENGTH OF      PRINCIPAL OCCUPATION(S)       OVERSEEN BY      TRUSTEESHIPS
            NAME,               WITH THE    TIME SERVED             DURING                  TRUSTEE      HELD BY TRUSTEES
       AGE AND ADDRESS            TRUST                          PAST 5 YEARS
------------------------------ ------------ ------------ ------------------------------ ---------------- -----------------
------------------------------ ------------ ------------ ------------------------------ ---------------- -----------------
INTERESTED TRUSTEES
------------------------------ ------------ ------------ ------------------------------ ---------------- -----------------
------------------------------ ------------ ------------ ------------------------------ ---------------- -----------------

John Y. Keffer1                Trustee      1989-        President, Citigroup; fund           24               None
Born:  July 15, 1942                        Present      services division since
                                                         2003; President, Forum
                                                         Financial Group, LLC
                                                         ("Forum")    (a    fund
                                                         services
                                                         company acquired by
                                                         Citigroup   in   2003).
                                                         Trustee  of  one  other
                                                         investment      company
                                                         within     the     fund
                                                         complex.

------------------------------ ------------ ------------ ------------------------------ ---------------- -----------------

                                       9


------------------------------ ------------ ------------ ------------------------------ ---------------- -----------------

INDEPENDENT TRUSTEES

------------------------------ ------------ ------------ ------------------------------ ---------------- -----------------
------------------------------ ------------ ------------ ------------------------------ ---------------- -----------------

Costas Azariadis               Trustee      1989-        Professor of Economics,              24               None
Born:  February 15, 1943                    Present      University of California-Los
                                                         Angeles;       Visiting
                                                         Professor of Economics,
                                                         Athens   University  of
                                                         Economics  and Business
                                                         1998 - 1999. Trustee of
                                                         one  other   investment
                                                         company within the fund
                                                         complex.

------------------------------ ------------ ------------ ------------------------------ ---------------- -----------------
------------------------------ ------------ ------------ ------------------------------ ---------------- -----------------

James C. Cheng                 Trustee      1989-        President, Technology                24               None
Born:  July 26, 1942                        Present      Marketing Associates
                                                         (marketing company for small
                                                         and medium sized businesses
                                                         in New England).  Trustee of
                                                         one other investment company
                                                         within the fund complex.

------------------------------ ------------ ------------ ------------------------------ ---------------- -----------------
------------------------------ ------------ ------------ ------------------------------ ---------------- -----------------

J. Michael Parish              Chairman,    1989-        Retired; Partner, Wolfe,             24               None
Born:  November 9, 1943        Trustee      Present      Block, Schorr and
                                            (Chairman    Solis-Cohen  LLP
                                            since        (law firm) 2002 - 2003;
                                            2004)        Partner,  Thelen Reid &
                                                         Priest  LLP (law  firm)
                                                         from   1995   -   2002.
                                                         Trustee  of  one  other
                                                         investment      company
                                                         within the fund complex.

------------------------------ ------------ ------------ ------------------------------ ---------------- -----------------

1        John Y. Keffer indirectly controls the Distributor.






                                       10


------------------------------ ------------ ------------ ------------------------------ ----------------- ----------------
            NAME,               POSITION        LENGTH      PRINCIPAL OCCUPATION(S)         NUMBER OF          OTHER
                                                                                         PORTFOLIOS IN
                                                                                          FUND COMPLEX     TRUSTEESHIPS
                                WITH THE        OF TIME             DURING                OVERSEEN BY         HELD BY
       AGE AND ADDRESS            TRUST        SERVED             PAST 5 YEARS              TRUSTEE          TRUSTEES
------------------------------ ------------ ------------ ------------------------------ ----------------- ----------------
------------------------------ ------------ ------------ ------------------------------ ----------------- ----------------
OFFICERS
------------------------------ ------------ ------------ ------------------------------ ----------------- ----------------
------------------------------ ------------ ------------ ------------------------------ ----------------- ----------------

David I. Goldstein             President     2003-       Director, Citigroup since            N/A              N/A
Born: August 3, 1961                         Present     2003; Director, Business &
                                                         Product Development, Forum
                                                         1999-2003.
                                                         President/Assistant
                                                         Secretary of one other
                                                         investment company within
                                                         the fund complex.

------------------------------ ------------ ------------ ------------------------------ ----------------- ----------------
------------------------------ ------------ ------------ ------------------------------ ----------------- ----------------

Beth P. Hanson                 Vice          2003-       Relationship Manager;                N/A              N/A
Born:  July 15, 1966           President/    Present     Citigroup since 2003;
                               Assistant                 Relationship Manager, Forum
                               Secretary                 1999-2003.  Vice
                                                         President/Assistant
                                                         Secretary of one other
                                                         investment company within
                                                         the fund complex.  Secretary
                                                         of one other investment
                                                         company within the fund
                                                         complex.

------------------------------ ------------ ------------ ------------------------------ ----------------- ----------------
------------------------------ ------------ ------------ ------------------------------ ----------------- ----------------

Stacey E. Hong                 Treasurer     2002-       Director, Fund Accounting,           N/A              N/A
Born:  May 10, 1966                          Present     Citigroup since 2003;
                                                         Director Forum Accounting
                                                         Services, LLC (fund
                                                         accountant acquired by
                                                         Citigroup in 2003)
                                                         1999-2003. Treasurer of
                                                         two  other   investment
                                                         companies   within  the
                                                         fund complex.

------------------------------ ------------ ------------ ------------------------------ ----------------- ----------------
------------------------------ ------------ ------------ ------------------------------ ----------------- ----------------

David M. Whitaker              Secretary     2004-       Counsel, Citigroup since              N/A              N/A
Born:  September 6, 1971                     Present     2004;Assistant Counsel, PFPC
                                                         Worldwide, Inc. (a fund
                                                         services company) 1999-2004.
                                                         Secretary of one other
                                                         investment company within
                                                         the fund complex.

------------------------------ ------------ ------------ ------------------------------ ----------------- ----------------


1.       TRUSTEE OWNERSHIP IN THE SAME FAMILY OF FUNDS

------------------------------------- ----------------------------------------- --------------------------------------

                                                                                 AGGREGATE DOLLAR RANGE OF OWNERSHIP

                                                                                AS OF DECEMBER 31, 2003 IN ALL FUNDS

                                      DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN      OVERSEEN BY TRUSTEE IN THE SAME

TRUSTEES                                           THE FUND AS OF                  FAMILY OF INVESTMENT COMPANIES
                                                 DECEMBER 31, 2003

------------------------------------- ----------------------------------------- --------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------
INTERESTED TRUSTEES
------------------------------------- ----------------------------------------- --------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------

John Y. Keffer                                          None                               $10,001-50,000

------------------------------------- ----------------------------------------- --------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------
DISINTERESTED TRUSTEES
------------------------------------- ----------------------------------------- --------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------
Costas Azariadis                                        None                                    None
------------------------------------- ----------------------------------------- --------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------
James C. Cheng                                          None                                    None
------------------------------------- ----------------------------------------- --------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------

J. Michael Parish                                       None                                Over $100,000

------------------------------------- ----------------------------------------- --------------------------------------


2.       OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES


As of December 31, 2003, no Independent Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.


3.       INFORMATION CONCERNING TRUST COMMITTEES


AUDIT COMMITTEE

The Trust's Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Trust's Independent
Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent registered public accountants to the Trust. In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. During the fiscal period/year ended May 31, 2004, the Audit Committee met four times.

NOMINATING COMMITTEE

The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Trust's Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Independent Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider nominees for Independent Trustees recommended by security holders. During the fiscal period/year ended May 31, 2004, the Nominating Committee did not meet.

VALUATION COMMITTEE

The Trust's Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer, Parish and the senior officers of the Trust. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining NAV of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. During the fiscal period/year ended May 31, 2004, the Valuation Committee met nine times.

QUALIFIED LEGAL COMPLIANCE COMMITTEE

The Qualified Legal Compliance Committee (the "QLCC'), which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Trust's Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable Federal and state law or the breach of fiduciary duties under applicable Federal and state law by the Trust or an employee or agent of the Trust. During the fiscal period/year ended May 31, 2004, the QLCC did not meet.

B.   COMPENSATION OF TRUSTEES AND OFFICERS

Each Independent Trustee is paid an annual retainer fee of $9,000 for service to the Trust ($10,500 for the independent Chairman). In addition, each Trustee will be paid a fee of $1,200 for each regular Board meeting attended ($1,587.50 for the independent Chairman) and $750 for each special Board meeting attended whether the regular or special Board meetings are attended in person or by electronic communication. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for service as Trustee. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the fees paid to each Trustee by the Trust and the fund complex, which includes all series of the Trust and one other investment company for which Citigroup provides services, for the fiscal year ended May 31, 2004.


------------------------- ---------------------- ---------------------- ---------------------- ----------------------
                                                                                                TOTAL COMPENSATION
                                                                                                FROM TRUST AND FUND
                            COMPENSATION FROM                                                         COMPLEX
        TRUSTEE                   FUND                 BENEFITS              RETIREMENT
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
------------------------- ---------------------- ---------------------- ---------------------- ----------------------

John Y. Keffer                  $     0                   $0                     $0                        $ 0

------------------------- ---------------------- ---------------------- ---------------------- ----------------------
------------------------- ---------------------- ---------------------- ---------------------- ----------------------

Costas Azariadis                  $ 124                   $0                     $0                      $18,000

------------------------- ---------------------- ---------------------- ---------------------- ----------------------
------------------------- ---------------------- ---------------------- ---------------------- ----------------------

James C. Cheng                    $ 124                   $0                     $0                      $18,000

------------------------- ---------------------- ---------------------- ---------------------- ----------------------
------------------------- ---------------------- ---------------------- ---------------------- ----------------------

J. Michael Parish                 $ 124                   $0                     $0                      $18,000

------------------------- ---------------------- ---------------------- ---------------------- ----------------------


C. INVESTMENT ADVISER

1. SERVICES OF ADVISER. The Adviser serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.

2. OWNERSHIP OF ADVISER. The Adviser is a private Tennessee corporation controlled by Frank Mastrapasqua.

3. FEES. The Adviser's fee is calculated as a percentage of the Fund's average daily net assets. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month. In addition to the investment advisory fee paid by the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invest in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from you.


Table 1 in Appendix B shows the dollar amount of the fees paid by the Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fees received by the Adviser. The data are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).


4. OTHER PROVISIONS OF ADVISER'S AGREEMENT. The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the Fund's shareholders, and in either case by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any party to the Advisory Agreement.


The Advisory Agreement is terminable without penalty by the Trust on 60 days' written notice when authorized either by a vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment.

Under the Advisory Agreement, the Adviser is not liable for any mistake of judgment or in any event whatsoever except for breach of fiduciary duty, willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

5. ADVISORY AGREEMENT APPROVAL. In approving the continuation of the Advisory Agreement with respect to the Fund, the Board, including the Disinterested Trustees, carefully considered the nature and quality of services provided to the Fund, including information provided by the Adviser regarding its personnel servicing the Fund as well as the Adviser's compliance program. The Board was informed that the Adviser did not experience any material code of ethics, compliance violations or regulatory problems since the last approval of the Advisory Agreement.

The Board also considered the Adviser's compensation and profitability for providing advisory services to the Fund and analyzed comparative information on fees, expenses, and performance of similar mutual funds. In this regard, the Board noted that while the Adviser's contractual advisory fee was higher than the mean and median advisory fee for its Lipper Inc. peer group, the Adviser's advisory fee after waivers was below the mean and median advisory fee, after waivers, for its Lipper Inc. peer group. The Board also noted the Adviser's intent to continue to waive a portion of its fee through September 30, 2005 in order to maintain the Fund's total annual operating expenses at 1.65% of the Fund's average daily net assets. Moreover, the Board noted that the Fund's performance was improving relative to its benchmark, the Russell 1000 Growth Index. Specifically, it was observed that the Fund underperformed the index for the 3-year period, but outperformed the index for the 6-month, 9-month, and 1-year periods.

The Board reviewed the nature and extent of benefits that the Adviser received from the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Fund and the Adviser's trading policies and average commissions per trade charged to the Fund. In addition, the Board was informed that the Adviser was financially able to provide advisory services to the Fund. The Board also considered the errors and omission policy, the liability insurance and the disaster recovery plan maintained by the Adviser.


After requesting and reviewing such information, as it deemed necessary, the Board concluded that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

D.       DISTRIBUTOR


DISTRIBUTION SERVICES. The Distributor (also known as principal underwriter) of the shares of the Fund, is located at Two Portland Square, Portland, Maine 04101. The Distributor is controlled by Forum Trust, LLC, the custodian, which is controlled by John Y. Keffer.

Under a distribution agreement (the "Distribution Agreement") with the Trust, the Distributor acts as the agent of the Trust in connection with the offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund shares.

The Distributor may enter into arrangements with various financial institutions through which you may purchase or redeem shares. The Distributor may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholder service fees even though shares of the Fund are sold without sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.


Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read the Prospectus in conjunction with any materials and information provided by their institution. The financial institution, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.


The Distributor does not receive any compensation distributing the Fund's shares.

E.   COMPLIANCE SERVICES

Under a Compliance Services Agreement (the "Compliance Agreement") with the Trust, the Distributor provides a Chief Compliance Officer ("CCO") to the Trust as well as certain additional compliance support functions.

The Compliance Agreement with respect to each Fund continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Trust or by the Distributor with respect to each Fund on 60 days' written notice to the other party. The provisions of the Compliance Agreement related to CCO services, may be terminated at any time by the Board, effective upon written notice to the CCO, without the payment of any penalty.

Under the Compliance  Agreement,  the  Distributor is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement. Under the Compliance Agreement, the Distributor and certain related parties (such as the Distributors officers and persons who control the Distributor) are indemnified by the Trust against any and all claims and expenses related to the Distributor's actions or omissions, except for any act or omission resulting from the Distributor's willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

Table 5 in Appendix B shows the dollar amount of the fees accrued by each Fund to the Distributor, the amount of the fee waived by the Distributor, and the actual fees received by the Distributor. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

F.   OTHER FUND SERVICE PROVIDERS

1. ADMINISTRATOR. As administrator, pursuant to an agreement with the Trust (the "Administration Agreement"), the Administrator is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, the Administrator receives a fee from the Fund at an annual rate of 0.15% of the first $100 million of the Fund's average daily net assets and 0.10% of the Fund's average daily net assets in excess of $100 million, subject to a $25,000 minimum fee. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

The Administration Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Administration Agreement is terminable with or without cause, and without penalty, by the Trust or by the Administrator with respect to the Fund on 90 days' written notice to the Trust. The Administration Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.

Under the Administration Agreement, the Administrator is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, the Administrator and certain related parties (such as the Administrator's officers and persons who control the Administrator) are indemnified by the Trust against any and all claims and expenses related to the Administrator's actions or omissions that are consistent with the Administrator's contractual standard of care.

Table 2 in Appendix B shows the dollar amount of the fees accrued by the Fund, the amount of the fee waived by the Administrator and the actual fees received by the Administrator. The data are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

2. FUND ACCOUNTANT. As fund accountant, pursuant to an accounting agreement with the Trust (the "Accounting Agreement"), the Accountant provides fund accounting services to the Fund. These services include calculating the NAV per share of the Fund and preparing the Fund's financial statements and tax returns.

For its services, the Accountant receives a fee from the Fund at an annual rate of $36,000. The fee is accrued daily by the Fund and is paid monthly based on the transactions and positions for the previous month.

The Accounting Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Accounting Agreement is terminable with or without cause and without penalty by the Trust or by the Accountant with respect to the Fund on 90 days' written notice to the Trust. The Accounting Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.

Under the Accounting Agreement, the Accountant is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, the Accountant and certain related parties (such as the Accountant's officers and persons who control the Accountant) are indemnified by the Trust against any and all claims and expenses related to the Accountant's actions or omissions that are consistent with the Accountant's contractual standard of care.

Under the Accounting Agreement, in calculating the Fund's NAV, the Accountant is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that the Accountant will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10.00. In addition, the Accountant is not liable for the errors of others, including the companies that supply securities prices to the Accountant and the Fund.

Table 3 in Appendix B shows the dollar amount of the fees paid by the Fund to the Accountant, the amount of the fee waived by the Accountant and the actual fees received by the Accountant. The data are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

3. TRANSFER AGENT. As transfer agent and distribution paying agent, pursuant to a transfer agent agreement with the Trust (the "Transfer Agent Agreement"), the Transfer Agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Transfer Agent receives a fee from the Fund at an annual fee of $18,000 plus $18 per shareholder account and $3 per closed account.

4. SHAREHOLDER SERVICING AGENT. Pursuant to a Shareholder Service Plan (the "Plan") between the Trust and the Administrator, the Administrator is authorized to perform, or arrange for the performance of, certain activities relating to the servicing and maintenance of shareholder accounts not otherwise provided by the Transfer Agent ("Shareholder Servicing Activities"). Under the Plan, the Administrator may enter into shareholder service agreements with financial institutions or other persons who provide Shareholder Servicing Activities for their clients invested in the Fund.


Shareholder Servicing Activities shall include one or more of the following: (1) establishing and maintaining accounts and records for shareholders of the Fund;
(2) answering client inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; (3) providing necessary personnel and facilities to establish and maintain client accounts and records; (4) assisting clients in arranging for processing purchase, exchange and redemption transactions; (5) arranging for the wiring of funds; (6) guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (7) integrating periodic statements with other shareholder transactions; and (8) providing such other related services as the shareholder may request.


As compensation for the Shareholder Servicing Activities, the Trust pays the shareholder servicing agent, through the Administrator, a fee of up to 0.25% of the average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Any material amendment to the Plan must be approved by the Board, including a majority of the Disinterested Trustees. The Plan may be terminated without penalty at any time: (1) by vote of a majority of the Board, including a majority of the Trustees who are not parties to the Plan or interested persons of any such party; or (2) by the Administrator.

5. CUSTODIAN. The Custodian, pursuant to an agreement with the Trust, safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of the Fund. The Fund also pays an annual domestic custody fee as well as certain other transaction fees. Those fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.


LEGAL COUNSEL. Seward & Kissel LLP, 1200 G Street, NW, Washington, D.C. 20005, passes upon legal matters in connection with the issuance of shares of the Trust.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Deloitte & Touche LLP, 200 Berkeley Street, 14th Floor, Boston, Massachusetts, 02116-5022, an independent registered public accounting firm, have been selected as auditors for the Fund. The auditors audit the annual financial statements of the Fund and provide the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund and the Fund's tax returns.




PORTFOLIO TRANSACTIONS
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A.  HOW SECURITIES ARE PURCHASED AND SOLD


Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.


B.  COMMISSIONS PAID

Table 4 in Appendix B shows the aggregate brokerage commissions paid by the Fund. The data presented are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

C.  ADVISER RESPONSIBILITY FOR PURCHASES AND SALES


The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. The Fund does not have any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

1.  CHOOSING BROKER-DEALERS


The Fund may not always pay the lowest commission or spread available. The spread is the difference between the bid and offer price. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) take into account payments made by brokers effecting transactions for the Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay.)

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.


2.  OBTAINING RESEARCH FROM BROKERS


The Adviser has full brokerage discretion. The Adviser evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Adviser's accounts, although a particular client may not benefit from all the research received on each occasion. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Adviser's clients and the Fund's investors.

The Adviser may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.


3.  COUNTERPARTY RISK


The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.


4.  TRANSACTIONS THROUGH AFFILIATES


The Adviser may effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.


5.  OTHER ACCOUNTS OF THE ADVISER


Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.


6.  PORTFOLIO TURNOVER


The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in the Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.


7.  SECURITIES OF REGULAR BROKER-DEALERS

From time to time the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year. Table 6 in Appendix B lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.


PURCHASE AND REDEMPTION INFORMATION
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A.  GENERAL INFORMATION


You may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.


The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed, but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

B.  ADDITIONAL PURCHASE INFORMATION

Shares of the Fund are sold on a continuous basis by the Distributor at NAV without any sales charge. Accordingly, the offering price per share is the same as the NAV.


The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value, which is readily ascertainable.


1.  IRAS


All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

2.  UGMAS/UTMAS


If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.


3.  PURCHASES THROUGH FINANCIAL INSTITUTIONS


You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read the Prospectus in conjunction with any materials and information provided by their institution. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.


C.  ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder, which is applicable to the Fund's shares as provided in the Prospectus.

1.  SUSPENSION OF RIGHT OF REDEMPTION


The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.


2.  REDEMPTION IN-KIND


Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of the Fund. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.


D.  NAV DETERMINATION


In determining the Fund's NAV, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.  DISTRIBUTIONS


Distributions of net investment income will be reinvested at the Fund's NAV as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.


TAXATION
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The tax information set forth in the Prospectus and the information in this section relates solely to U.S. Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.


This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and their shareholders. Any of these changes or court decisions may have a retroactive effect.


ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A.  QUALIFICATION AS A REGULATED INVESTMENT COMPANY


The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year end of the Fund is May 31 (the same as the Fund's fiscal year end).


1.  MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:


     o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)


     o The Fund must derive at least 90% of its gross income each year from dividends, interest payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts)derived from its business of investing in securities.


     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.  FAILURE TO QUALIFY


If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.


B.  FUND DISTRIBUTIONS


The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. These distributions may qualify for the 70% dividends-received deduction for corporate shareholders.


Under the Code, a portion of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met. To the extent the Fund's distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.


The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends received deduction.

The Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Fund's financial statements. Any such losses may not be carried back.


Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.


All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose NAV at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.


You will be advised annually as to the U.S. Federal income tax consequences of distributions made (or deemed made) during the year.

C.  CERTAIN TAX RULES APPLICABLE TO THE FUND'S TRANSACTIONS

For Federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the

Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract, or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund that may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund all of the offsetting positions of which consist of Section 1256 contracts.

D.  FEDERAL EXCISE TAX


A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.


E.  SALE OR REDEMPTION OF SHARES


In general, a shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. For this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted in determining the holding period of shares.

Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.


F.  BACKUP WITHHOLDING

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide a correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax. Any amounts so withheld may be credited against a shareholder's Federal income tax liability or refunded.

G.  FOREIGN SHAREHOLDERS


If you are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), the tax implications of income received from the Fund will depend on whether the income from the Fund is "effectively connected" with your U.S. trade or business.


If the income from the Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income (and short-term capital gains) paid to you will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. You generally would be exempt from U.S. Federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from the Fund is effectively connected with your U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a noncorporate foreign shareholder, the Fund may be required to withhold U.S. Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.


The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.


The tax rules of other countries with respect to an investment in the Fund can differ from the rules for U.S. Federal income taxation described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.

H.  STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in the Fund can differ from the rules for U.S. Federal income taxation described above. These state and local rules are not discussed herein. You are urged to consult your tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund.

I.        FOREIGN INCOME TAX


Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries cannot be determined.

OTHER MATTERS
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A.  THE TRUST AND ITS SHAREHOLDERS

1. GENERAL INFORMATION. Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.


The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:


Adams Harkness Small Cap Growth Fund             DF Dent Premier Growth Fund
Austin Global Equity Fund                        Fountainhead Special Value Fund
Brown Advisory Growth Equity Fund(1)             Investors Bond Fund
Brown Advisory Intermediate Income Fund(2)       Mastrapasqua Growth Fund
Brown Advisory International Fund(1)             Payson Total Return Fund
Brown Advisory Maryland Bond Fund(1)             Payson Value Fund
Brown Advisory Real Estate Fund(1)               Polaris Global Value Fund
Brown Advisory Small-Cap Growth Fund(2)          Shaker Fund (3)
Brown Advisory Small-Cap Value Fund              TaxSaver Bond Fund
Brown Advisory Value Equity Fund(1)              Winslow Green Growth Fund

     (1) The Trust offers shares of beneficial interest in an Institutional class of this series.
     (2) The Trust offers shares of beneficial interest in Institutional and A share classes of this series.
     (3) The Trust offers shares of beneficial interest in Intermediary, A, B and C share classes of this series.


The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and the Fund will continue indefinitely until terminated.


2. SERIES AND CLASSES OF THE TRUST. Each series or class of the Trust may have a different expense ratio and each class' performance will be affected by its expenses.

3. SHAREHOLDER VOTING AND OTHER RIGHTS. Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each class votes separately with respect to the provisions of any Rule 12b-1 plan that pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those such classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.


All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Upon written request of shareholders representing 10% or more of the Trust's (or a series') outstanding shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.


4. TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES. The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, with shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.


Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.


B. FUND OWNERSHIP. As of September 7, 2004, the percentage of shares owned by all officers and trustees of the Trust as a group was as follows. To the extent officers and trustees own less than 1% of the shares of each class of shares of the Fund, the table reflects "N/A" for not applicable.


                                                      PERCENTAGE OF SHARES
FUND                                                  OWNED
Mastrapasqua Growth Fund                              N/A


Also as of that date, certain shareholders of record owned 5% or more of a class of shares of the Fund. Shareholders known by the Fund to own beneficially 5% or more of a class of shares of the Fund are listed in Table 7 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of September 7, 2004, the following persons owned 25% or more of the shares of the Fund and may be deemed to control the Fund. For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.


CONTROLLING PERSON INFORMATION

                                                                   PERCENTAGE

SHAREHOLDER OF RECORD                                            OF SHARES OWNED

Charles Schwab & Co. Inc. - Mutual FD                                74.66%

SPL CSTDY A-C for Excl. Benft. Cust.

101 Montgomery Street
San Francisco, CA 94104


Charles Schwab & Co. Inc. is a California corporation and a subsidiary of Charles Schwab Corporation.


C. LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY. Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Forum Funds' Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.


The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.   PROXY VOTING PROCEDURES

A copy of the Trust's proxy voting procedures adopted on behalf of the Fund are included in Appendix C. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2004 is available (1) without charge, upon request, by contacting the Transfer Agent at (800) 448-0982, (2) via the Fund's website located at HTTP://WWW.MASTRAPASQUA.COM and (3) on the SEC's website at HTTP://WWW.SEC.GOV.

E.  REGISTRATION STATEMENT


This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.


F.  FINANCIAL STATEMENTS

The financial statements of the Fund for the year ended May 31, 2004, which are included in the Fund's Annual Report to shareholders, are incorporated herein by reference. The financial statements include the schedule of investments, statement of assets and liabilities, statement of operations, statement of changes in net assets, financial highlights, notes and independent auditors' reports.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS
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CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

MOODY'S

AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present, which make the long-term risk, appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds, which are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

         Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S & P

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA       An obligation rated AA differs from the highest-rated  obligations only
         in  small  degree.   The  obligor's  capacity  to  meet  its  financial
         commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH

         INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD
DD, D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

PREFERRED STOCK

MOODY'S


AAA An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.


 NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S & P

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B,CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
         o        Leading market positions in well-established industries.
         o        High rates of return on funds employed.
         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

S & P

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B - MISCELLANEOUS TABLES

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TABLE 1 - INVESTMENT ADVISORY FEES

The following table shows the dollar amount of fees paid to the Adviser with respect to the Fund, the amount of fee that was waived by the Adviser, if any, and the actual fees received by the Adviser. The data is for the past three fiscal years.


                                                 ADVISORY FEE         ADVISORY FEE WAIVED     ADVISORY FEE RETAINED
                                                     PAID

Year Ended May 31, 2004                            $144,449                 $59,623                  $84,826
Year Ended May 31, 2003                             105,764                  71,059                   34,705
Year Ended May 31, 2002                             140,132                  50,865                   89,267


TABLE 2 - ADMINISTRATION FEES


The following  table shows the dollar  amount of fees paid to the  Administrator
with  respect  to  the  Fund,   the  amount  of  fee  that  was  waived  by  the
Administrator,  if any, and the actual fees received by the  Administrator.  The data is for the past three fiscal years.


                                            ADMINISTRATION FEE        ADMINISTRATION FEE      ADMINISTRATION FEE
                                                   PAID                      WAIVED                 RETAINED

Year Ended May 31, 2004                            $24,425                     $0                    $24,425
Year Ended May 31, 2003                             25,626                      0                     25,626
Year Ended May 31, 2002                             25,000                      0                     25,000

TABLE 3 - ACCOUNTING FEES

The following table shows the dollar amount of fees paid to the Accountant with respect to the Fund, the amount of fee that was waived by the Accountant, if any, and the actual fees received by the Accountant. The data is for the past three fiscal years.


                                              ACCOUNTING FEE         ACCOUNTING FEE       ACCOUNTING FEE
                                                   PAID                   WAIVED              RETAINED

Year Ended May 31, 2004                            $35,172                           $0             $35,172
Year Ended May 31, 2003                             36,901                            0              36,901
Year Ended May 31, 2002                             36,000                        2,900              33,100





                                      B-1



TABLE 4 - COMMISSIONS

The following table shows the aggregate brokerage commissions of the Fund. The data is for the past three fiscal years.

                                              AGGREGATE BROKERAGE
                                               COMMISSIONS PAID


Year Ended May 31, 2004                            $19,575
Year Ended May 31, 2003                             15,760
Year Ended May 31, 2002                             19,493

TABLE 5 - COMPLIANCE FEES

The following tables show the dollar amount of fees accrued by each Fund, the amount of fee that was waived by the Distributor, if any, and the actual fees received by the Distributor. The Compliance Agreement becomes effective on October 1, 2004 and no fees were charged pursuant thereto for the fiscal period/year ended May 31, 2004.

                                                          COMPLIANCE FEE       COMPLIANCE FEE        COMPLIANCE FEE
                         FUND                                ACCRUED               WAIVED               RETAINED

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Year Ended May 31, 2004                                        N/A                  N/A                    N/A

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TABLE 6 - SECURITIES OF REGULAR BROKERS OR DEALERS


The following table lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.


REGULAR BROKER OR DEALER                        VALUE OF SECURITIES HELD
None                                                       N/A

TABLE 7 - 5% SHAREHOLDERS

The following table lists: (1) the persons who owned of record 5% or more of the outstanding shares of the Fund; and (2) any person known by the Fund to own beneficially 5% or more of a class of shares of the Fund, as of September 7, 2004.

NAME AND ADDRESS                                            SHARES                       % OF FUND

Charles Schwab & Co. Inc. - Mutual FD                     2,341,417                        74.66%

SPL CSTDY A-C for Excl. Benft. Cust.

101 Montgomery Street
San Francisco, CA 94104

Merrill Lynch Pierce Fenner & Smith,  Inc.                 558,815                         17.82%
For the Sole Benefit of its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246


                      APPENDIX C - PROXY VOTING PROCEDURES

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                       [MASTRAPASQUA ASSET MANAGEMENT LOGO]



                             PROXY VOTING PROCEDURES


Mastrapasqua Asset Management, Inc.'s ("MAM" or "the Firm") standard investment management agreement expressly authorizes the Firm to vote proxies on behalf of the client's account. Therefore, unless the client expressly reserves proxy voting responsibility, it is the Firm's responsibility to vote proxies relating to securities held for the client's account.

ERISA ACCOUNTS. Unless proxy voting responsibility has been expressly reserved and is being exercised by another "named fiduciary" for an ERISA plan client, the Firm, as the investment adviser for the account, must vote all proxies relating to securities held for the plan's account. The Firm shall make appropriate arrangements with each account custodian to have proxies forwarded, on a timely basis, to the client or other appropriate person, and shall endeavor to correct any delays or other problems relating to timely delivery of proxies and proxy materials.

Fiduciary obligations of prudence and loyalty require an investment adviser with proxy voting responsibility to vote proxies on issues that affect the value of the client's investment. Proxy voting decisions must be made solely in the best interests of the client. In voting proxies, the Firm exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of its clients' investments. Clients are sent a copy of the Firm's proxy voting procedures on an annual basis. In addition, a copy of these guidelines and policies are included in the Firm's ADV Part II, Schedule F.

For proxy voting purposes, the following guidelines should be followed:

1. Routine issues: The Compliance Officer will vote routine issues according to management guidelines. A record of these proxies will be kept in a spreadsheet for further reference.

2. Non-routine issues: The Compliance Officer will request a recommendation from the Research Department. The security analyst (s) will discuss non-routine issues with the Portfolio Manager (s) and will obtain approval prior to the cut-off date. His/her recommendation will be documented and signed by the Portfolio Manager. The Compliance Officer will vote according to the recommendations of the security analyst. A copy of these recommendations will be filed for further reference. In the case of ERISA and AFL-CIO accounts, the Portfolio Manager will approve the vote according to ERISA guidelines (DOL Interpretive Bulletin 94-2) or AFL-CIO guidelines available at the AFL Web site.

3. For additional reference, a list showing MAM individual or institutional ERISA and AFL-CIO clients will be kept along with the voting spreadsheet mentioned above.

4. Upon request, clients may receive a copy of the Firm's voting record for their account.

5. RECORDKEEPING. In accordance with the recordkeeping rules, the Firm will retain:
        (i)  Copies of its proxy  voting  policies and  procedures.
        (ii) A record of each vote cast on behalf of a client.
        (iii)A copy of any document created that was material to the voting decision or that memorializes the basis for that decision.
        (iv) A copy of each written client request for proxy voting information and a copy of any written response by the Firm to any client request for proxy voting information.

     The Firm will maintain these materials in an easily accessible place for not less than five years from the end of the fiscal year during which the last entry took place, the first two years in the Firm's principal office.

6. When voting for wrap programs, if ERISA information is not available, proxies will be voted as if subject to ERISA to avoid breach of fiduciary duty.

Direction from a client on a particular proxy vote will take precedence over the guidelines. Where the client has provided proxy voting guidelines to the Firm, those guidelines will be followed, unless it is determined that a different vote would add more value to the client's holding of the security in question. A written explanation of the rationale for the deviation from the client's proxy voting guidelines will be maintained.

Should a material conflict arise between the Firm's interest and that of its clients (i.e. the Firm owns shares in a client, the Firm manage a pension plan for a company whose management is soliciting proxies, or a Firm employee has a relative involved in management at an investee company), the Firm will notify the client in order that the client can engage another party to determine how the conflicted proxy should be voted.

The Firm may refrain from voting the proxy if the cost of voting the proxy exceeds the expected benefit to the client, for example in the case of voting a foreign security when the proxy must be translated into English or the vote must be cast in person.

                                     PART C
                                OTHER INFORMATION

ITEM 22.  EXHIBITS

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit
              (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (b) in post-effective amendment No. 143 via EDGAR on March 1, 2004, accession number 0001275125-04-000043).

(c) See Sections 2.04 and 2.07 of the Trust Instrument (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 145 via EDGAR on April 30, 2004, accession number 0001275125-04-000116).

(d)     (1)   Investment  Advisory  Agreement  between  Registrant and H.M.
              Payson & Co. relating to Payson Value Fund and Payson Total Return
              Fund dated December 18, 1995 (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via
              EDGAR on May 26, 1998, accession number 0001004402-98-000307).

        (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (Exhibit incorporated by reference as filed as Exhibit (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

        (3)   Investment  Advisory  Agreement  between  Registrant  and  Polaris
              Capital  Management,  Inc.  dated  as of  June  1,  1998  (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

        (4) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to Brown Advisory Small-Cap Growth Fund, Brown Advisory Growth Equity Fund and Brown Advisory Real Estate Fund dated as of May 1, 2001, as amended August 28, 2003 (Exhibit incorporated by reference as filed as Exhibit (d)(5) in post-effective amendment No. 138 via EDGAR on December 8, 2003, accession number 0001004402-03-000609).

        (5) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates relating to Mastrapasqua Growth Value Fund dated July 1, 2000 (Exhibit incorporated by reference as filed as Exhibit
              (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

        (6) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated dated December 20, 2000 relating to Brown Advisory Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

        (7) Investment Advisory Agreement between Registrant and Shaker Investments, LLC relating to Shaker Fund, dated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 117 via EDGAR on September 27, 2002, accession number 0001004402-02-000418).

        (8) Investment Advisory Agreement between Registrant and Adams, Harkness & Hill, Inc., relating to Winslow Green Growth Fund, dated as of March 29, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(10) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

        (9) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc., relating to DF Dent Premier Growth Fund dated as of July 13, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

        (10) Management Agreement between Registrant and King Investment Advisors, Inc. relating to Fountainhead Special Value Fund dated September 21, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

        (11) Investment Advisory Agreement between Registrant and Grosvenor Capital Management, LLC, (K/N/A Bainbridge Capital Management, Inc.) relating to Investors Bond fund and TaxSaver Bond Fund dated May 13,

              2002 (Exhibit incorporated by reference as filed as Exhibit 16(6)(d) in Form N-14 Registration Statement via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

        (12) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to Brown Advisory Intermediate Income Fund, Brown Advisory International Fund and Brown Advisory Value Equity Fund dated September 19, 2002 (as amended November 18, 2002) (Exhibit incorporated by reference as filed as Exhibit (d)(14) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

        (13) Investment Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Philadelphia International Advisors, LP relating to Brown Advisory International Fund (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

        (14) Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Cardinal Capital Management, L.L.C. regarding Brown Advisory Small-Cap Value Fund dated October 8, 2003 (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 137 via EDGAR on October 30, 2003, accession number 0001004402-03-000559).

        (15) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Small-Cap Value Fund (Exhibit incorporated by reference as filed as Exhibit (d)(16) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

        (16) Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC regarding Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (d) (16) in post-effective amendment No. 146 via EDGAR on May 28, 2004, accession number 0001275125-04-000141).


        (17) Form of Investment Advisory Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund (Exhibit incorporated by reference as filed as Exhibit (d) (17) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

        (18) Form of Investment Advisory Agreement between Registrant and Windowpane Advisors LLC regarding Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (d) (18) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

        (19) Form of Sub-Advisory Agreement between Registrant and Windowpane Advisors LLC and Hellman, Jordan Management Co., Inc. regarding Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (d) (19) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

        (20)  Form of  Investment  Advisory  Agreement  between  Registrant  and
              Insight Capital Research and Management, Inc. regarding ICRM Small-Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (d) (20) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).


(e)     (1)   Form of Selected Dealer Agreement between Forum Fund Services,
              LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 120 via
              EDGAR on December 6, 2002, accession number 0001004402-02-000540).

        (2) Distribution Agreement between Registrant and Forum Fund Services, LLC relating to Adams Harkness Small Cap Growth Fund, Austin Global Equity Fund, Auxier Focus Fund (Investor, A and C Shares), ICRM Small-Cap Growth Fund (Investor and A shares), Jordan Opportunity Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Growth Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional Shares), Brown Advisory Growth Equity Fund (Institutional Shares), Brown Advisory International Fund (Institutional Shares), Brown Advisory Maryland Bond Fund (Institutional Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), Brown Advisory Real Estate Fund, DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Mastrapasqua Growth Fund, Payson Total Return Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond Fund and Winslow Green Growth Fund dated February 28, 1999, as amended and restated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit (e)(2) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

(f)           None.

(g)     (1)   Custodian  Agreement between  Registrant and Forum Trust, LLC dated May 12, 1999  relating to Adams  Harkness  Small Cap Growth
              Fund, Austin Global Equity Fund,  Auxier Focus Fund (Investor,  A
              and  C  Shares),  ICRM  Small-Cap  Growth  Fund  (Investor  and A
              shares),  Jordan  Opportunity Fund, Brown Advisory  International
              Fund  (Institutional  Shares),  Brown Advisory Maryland Bond Fund
              (Institutional  Shares),  Brown Advisory  Intermediate  Bond Fund
              (Institutional  and A  Shares),  DF  Dent  Premier  Growth  Fund,
              Fountainhead   Special   Value   Fund,   Investors   Bond   Fund,
              Mastrapasqua  Growth Fund, Payson Total Return Fund, Payson
              Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary,
              A, B, and C Shares), TaxSaver Bond Fund, and Winslow Green Growth
              Fund dated May 12, 1999 (Exhibit incorporated by reference as filed as Exhibit 16(9)(a) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number
              0001004402-02-000280).

        (2) Global Custodial Services Agreement between Forum Trust, LLC and Citibank, N.A. relating to Adams Harkness Small Cap Growth Fund, Austin Global Equity Fund, Auxier Focus Fund (Investor, A and C Shares), ICRM Small-Cap Growth Fund (Investor and A shares), Jordan Opportunity Fund, Brown Advisory International Fund (Institutional Shares), Brown Advisory Maryland Bond Fund (Institutional Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Mastrapasqua Growth Fund, Payson Total Return Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B, and C Shares), TaxSaver Bond Fund, and Winslow Green Growth Fund dated February 2, 2004 (Exhibit incorporated by reference as filed as Exhibit
              (g)(2) in post-effective amendment No. 145 via EDGAR on April 30, 2004, accession number 0001275125-04-000116).

        (3) Custodian Agreement between Registrant and Brown Investment Advisory & Trust Company relating to Brown Advisory Growth Equity Fund (Institutional Shares), Brown Advisory Small-Cap Growth Fund (Institutional and A Shares), Brown Advisory Small-Cap Value Fund, Brown Advisory Real Estate Fund and Brown Advisory Value Equity Fund (Institutional Shares)(Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

(h)     (1)   Administration   Agreement  between  Registrant  and  Forum
              Administrative Services, LLC relating to Adams Harkness Small Cap
              Growth  Fund,  Austin  Global  Equity  Fund,  Auxier  Focus  Fund
              (Investor,  A and C Shares), ICRM Small-Cap Growth Fund (Investor
              and A shares),  Jordan Opportunity Fund, Brown Advisory Small-Cap
              Value Fund, Brown Advisory  Small-Cap Growth Fund  (Institutional
              and A Shares),  Brown Advisory  Value Equity Fund  (Institutional
              Shares),   Brown  Advisory  Growth  Equity  Fund   (Institutional
              Shares),   Brown  Advisory   International  Fund   (Institutional
              Shares),   Brown  Advisory  Maryland  Bond  Fund   (Institutional
              Shares), Brown Advisory Intermediate Income Fund (Institutional and A Shares), Brown Advisory Real Estate Fund, DF Dent Premier
              Growth Fund,  Fountainhead  Special  Value Fund,  Investors  Bond
              Fund,  Mastrapasqua Growth Fund, Payson Total Return Fund, Payson
              Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary,
              A, B and C Shares),  TaxSaver  Bond Fund and Winslow Green Growth
              Fund dated February 2, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment No. 145 via
              EDGAR on April 30, 2004, accession number 0001275125-04-000116).

        (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Adams Harkness Small Cap Growth Fund, Austin Global Equity Fund, Auxier Focus Fund (Investor, A and C Shares), ICRM Small-Cap Growth Fund (Investor and A shares), Jordan Opportunity Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Growth Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional Shares), Brown Advisory Growth Equity Fund (Institutional Shares), Brown Advisory International Fund (Institutional Shares), Brown
              Advisory Maryland Bond Fund (Institutional Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), Brown Advisory Real Estate Fund, DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Mastrapasqua Growth Fund, Payson Total Return Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond Fund and Winslow Green Growth Fund dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

        (3) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Adams Harkness Small Cap Growth Fund, Austin Global Equity Fund, Auxier Focus Fund (Investor, A and C Shares), ICRM Small-Cap Growth Fund (Investor and A shares), Jordan Opportunity Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Growth Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional Shares), Brown Advisory Growth Equity Fund (Institutional Shares),

              Brown Advisory International Fund (Institutional Shares), Brown Advisory Maryland Bond Fund (Institutional Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), Brown Advisory Real Estate Fund, DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Mastrapasqua Growth Fund, Payson Total Return Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond Fund and Winslow Green Growth Fund dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

        (4) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit
              (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

        (5) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

        (6) Shareholder Service Plan of Registrant dated April 26, 2001 (as amended July 29, 2002) relating to Shaker Fund (A, B, and C
              Shares) (Exhibit incorporated by reference as filed as Exhibit 16(13)(j) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

        (7) Shareholder Service Plan of Registrant dated March 29, 2001, relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

        (8) Shareholder Service Plan of Registrant dated June 1, 2002 relating to Investors Bond Fund and TaxSaver Bond Fund (Exhibit
              incorporated by reference as filed as Exhibit (h)(10) in post-effective amendment No. 119 via EDGAR on October 31, 2002, accession number 0001004402-02-000463).

        (9) Shareholder Service Plan of Registrant dated November 24, 2003 relating to Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No. 142 via EDGAR on February 26, 2004, accession number 0001275125-04-000027).


        (10) Shareholder Service Plan of Registrant dated September 14, 2004 relating to Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (h) (10) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).


        (11) Contractual Fee Waiver Agreement between Registrant and King Investment Advisors, Inc. regarding Fountainhead Special Value Fund dated February 28, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(13) in post-effective amendment No. 145 via EDGAR on April 30, 2004, accession number 0001275125-04-000116).

        (12) Contractual Fee Waiver Agreement between Registrant and Adams, Harkness and Hill, Inc. regarding Winslow Green Growth Fund dated April 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(14) in post-effective amendment No. 145 via EDGAR on April 30, 2004, accession number 0001275125-04-000116).

        (13) Form of Contractual Fee Waiver Agreement between Registrant and Bainbridge Capital Management, LLC regarding Investors Bond Fund and TaxSaver Bond Fund dated July 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(16) in post-effective No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).

        (14) Form of Contractual Fee Waiver Agreement between Registrant and Shaker Investments, LLC regarding Shaker Fund dated July 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(17) in post-effective No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).


        (15)  Contractual   Fee  Waiver   Agreement   between   Registrant   and
              Mastrapasqua Asset Management regarding Mastrapasqua Growth Fund dated September 16, 2004 (Exhibit filed herewith).


        (16) Contractual Fee Waiver Agreement between Registrant and D.F. Dent and Company, Inc. regarding DF Dent Premier Growth Fund dated October 30, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(23) in post-effective No. 137 via EDGAR on October 30, 2003, accession number 0001004402-03-000559).


        (17) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Real Estate Fund dated September 30, 2004 (Exhibit filed herewith).


        (18) Contractual Fee Waiver Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(21) in post-effective amendment No. 146 via EDGAR on May 28, 2004, accession number 0001275125-04-000141.)

        (19) Contractual Fee Waiver Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund (to be filed by further amendment).

        (20) Form of Compliance Services Agreement between Registrant and Forum Fund Services, LLC dated October 1, 2004 relating to Adams Harkness Small Cap Growth Fund, Austin Global Equity Fund, Auxier Focus Fund (Investor, A and C Shares), ICRM Small-Cap Growth Fund (Investor and A Shares), Jordan Opportunity Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Growth
              Fund(Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional Shares), Brown Advisory Growth Equity Fund (Institutional Shares), Brown Advisory International Fund
              (Institutional Shares), Brown Advisory Maryland Bond Fund (Institutional Shares), Brown Advisory Intermediate Income Fund (Institutional and A Shares), Brown Advisory Real Estate Fund, DF Dent Premier Growth Fund, Fountainhead Special Value Fund,
              Investors Bond Fund, Mastrapasqua Growth Fund, Payson Total Return Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond Fund and Winslow Green Growth Fund (Exhibit filed herewith).

(i)     (1)   Opinion of Seward & Kissel LLP dated  January 5, 1996 (Exhibit
              incorporated   by  reference  as  filed  as  Exhibit   (10)(a)  in
              post-effective amendment No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).


        (2)   Consent of Counsel (Exhibit filed herewith).

(j)           Consent of Independent Auditors (Exhibit filed herewith).


(k)           None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m)     (1)   Rule 12b-1 Plan dated April 26, 2001 (as amended September 11,
              2001) adopted by Registrant  for Shaker Fund (A, B, and C Shares),
              (Exhibit incorporated by reference as filed as Exhibit (m)(4) in post-effective amendment No. 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).

        (2)   Rule 12b-1  Plan dated  August 1, 2002 (as  amended  November  18,
              2002) for Brown Advisory Small-Cap Growth Fund (A Shares) and Brown Advisory Intermediate Bond Fund (A Shares) (Exhibit incorporated by reference as filed as Exhibit (m)(5) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).


        (3) Rule 12b-1 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (A and C Shares) (Exhibit incorporated by reference as filed as Exhibit m(3) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

        (4) Rule 12b-1 Plan dated September 14, 2004 adopted by Registrant for ICRM Small-Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit m(4) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

(n)     (1)   Rule 18f-3 Plan dated April 26,  2001 (as  amended  May 13,  2002)
              adopted by Registrant for Shaker Fund (Intermediary, A, B and C Shares) (Exhibit incorporated by reference as filed as
              Exhibit 16(10)(d)  in  Registrant's Registration Statement on Form
              N-14 via EDGAR on July 2, 2002, accession number
              0001004402-02-000280).

        (2)   Rule 18f-3  Plan dated  August 1, 2002 (as  amended  November  18,
              2002) adopted by Registrant for Brown Advisory Small-Cap Growth Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional Shares), Brown Advisory Growth Equity Fund (Institutional Shares), Brown Advisory International Fund (Institutional Shares), and Brown Advisory Maryland Bond Fund (Institutional Shares) (Exhibit incorporated by reference as filed as Exhibit (n)(4) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

        (3) Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (Investor, A and C Shares) (Exhibit incorporated by reference as filed as Exhibit n(3) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

        (4) Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for ICRM Small-Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit n(4) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).


(p)     (1)   Code of Ethics adopted by Registrant (Exhibit  incorporated by reference as filed as Exhibit (p) (1) in post-effective  amendment
              No.   147  via   EDGAR  on  July  30,   2004,   accession   number
              0001275125-04-000225).

        (2) Code of Ethics adopted by Brown Investment Advisory Incorporated (Exhibit filed herewith).

        (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

        (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

        (5) Code of Ethics adopted by Forum Fund Services, LLC and Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

        (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

        (7) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

        (8) Code of Ethics adopted by Shaker Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 93 via EDGAR on April 19, 2001, accession number 0001004402-01-500021).

        (9) Code of Ethics adopted by Adams, Harkness & Hill, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 143 via EDGAR on March 1, 2004, accession number 0001275125-04-000043).

        (10) Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 98 via EDGAR on June 28, 2001, accession number 0001004402-01-500127).

        (11) Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(15) in post-effective amendment No. 103 via EDGAR on September 28, 2001, accession number 0001004402-01500238).

        (12) Code of Ethics adopted by Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

        (13) Code of Ethics adopted by Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 132 via EDGAR on September 26, 2003, accession number 0001004402-03-000501).

        (14) Code of Ethics adopted by AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 142 via EDGAR on February 26, 2004, accession number 0001275125-04-000027).

        (15) Code of Ethics adopted by Citigroup Global Transaction Services, Fund Services (Exhibit incorporated by reference as filed as Exhibit (p) (1) in post-effective amendment No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).

        (16) Code of Ethics adopted by Walter Scott & Partners Limited (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 149 via EDGAR on August 16, 2004, accession number 0001275125-04-000239).

        (17) Code of Ethics adopted by Auxier Asset Management LLC (to be filed by further amendment).

        (18) Code of Ethics adopted by Windowpane Advisors, LLC (to be filed by further amendment).

        (19) Code of Ethics adopted by Hellman, Jordan Management Co., Inc. (to be filed by further amendment).

        (20) Code of Ethics adopted by Insight Capital Research & Management, Inc. (to be filed by further amendment).

Other Exhibits:

(A) Powers of Attorney for James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

(B) Power of Attorney for John Y. Keffer, Trustee of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

ITEM 23.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None

ITEM 24.  INDEMNIFICATION

         In  accordance  with Section 3803 of the Delaware  Business  Trust Act,
         Section 10.02 of Registrant's Trust Instrument provides as follows:

         10.02. INDEMNIFICATION

               (a) Subject to the exceptions and limitations contained in Section (b) below:

               (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

               (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

               (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

               (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                    (A) By the court or other body approving the settlement;

                    (B) By at least a majority of those Trustees who are neither
               Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

                    (C) By written  opinion of  independent  legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this
         Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to
         believe   that  such  Covered   Person  will  be  found   entitled  to
         indemnification under this Section 5.2.

         (e) Conditional advancing of indemnification  monies under this Section
         5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
         (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and
         (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; Bainbridge Capital Management, LLC; H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:

         "SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Adams, Harkness & Hill, Inc.; AH Lisanti Capital Growth, LLC; Brown Investment Advisory Incorporated; D.F. Dent and Company, Inc.; Mastrapasqua & Associates; Polaris Capital Management, Inc.; and Shaker Investments, LLC provide similarly as follows:

         "SECTION  5.  STANDARD  OF CARE.  (a) The  Trust  shall  expect  of the
         Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

         With  respect  to  indemnification  of the  underwriter  of the Trust,
         Section 8 of the Distribution Agreement provides:

         (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

                  (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

                  (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
         (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."


ITEM 25.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)      Adams, Harkness & Hill, Inc.

         The description of Adams, Harkness & Hill, Inc. ("AHH") (investment adviser for Winslow Green Growth Fund) contained in Parts A and B of this Post-Effective amendment to the Trust's Registration Statement, is incorporated by reference herein.

         The following chart reflects the directors and officers of AHH, including their business connections, which are of a substantial nature. The address of AHH is 60 State Street, Boston, Massachusetts 02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         John W Adams                         Chairman and Chief Executive        AHH
                                              Officer
         .................................... ................................... ...................................
         Steven B. Frankel                    Managing Director                   AHH
         .................................... ................................... ...................................
         Sharon Lewis                         Managing Director                   AHH
         .................................... ................................... ...................................
         Timothy J. McMahon                   Managing Director                   AHH
         .................................... ................................... ...................................
         Theodore L. Stebbins                 Managing Director                   AHH
         .................................... ................................... ...................................
         Greg Benning                         Managing Director                   AHH
         .................................... ................................... ...................................
         Greg Brown                           Managing Director                   AHH
         .................................... ................................... ...................................
         Lawrence F. Calahan, II              Managing Director                   AHH
         .................................... ................................... ...................................
         Cynthia A. Cycon                     Managing Director                   AHH
         .................................... ................................... ...................................
         Francis J. Dailey                    Managing Director                   AHH
         .................................... ................................... ...................................
         Rick Franco                          Managing Director                   AHH
         .................................... ................................... ...................................
         Joseph W. Hammer                     Managing Director                   AHH
         .................................... ................................... ...................................
         James Kedersha                       Managing Director                   AHH
         .................................... ................................... ...................................
         Russell W. Landon                    Managing Director                   AHH
         .................................... ................................... ...................................
         Benjamin A. Marsh                    Managing Director                   AHH



         .................................... ................................... ...................................
         Paul M. Mazzarella                   Managing Director                   AHH
         .................................... ................................... ...................................
         Danny McDonald                       Managing Director                   AHH
         .................................... ................................... ...................................
         James O'Hare                         Managing Director                   AHH
         .................................... ................................... ...................................
         Matthew W. Patsky                    Managing Director                   AHH
         .................................... ................................... ...................................
         Joseph Ranieri                       Managing Director                   AHH
         .................................... ................................... ...................................
         Ronald D. Ree                        Managing Director                   AHH
         .................................... ................................... ...................................
         Jack Robinson                        Managing Director                   AHH
         .................................... ................................... ...................................
         Christopher Sands                    Managing Director                   AHH
         .................................... ................................... ...................................
         Jamie Simms                          Managing Director                   AHH
         .................................... ................................... ...................................
         John Tesoro                          Managing Director                   AHH
         .................................... ................................... ...................................
         Harry E. Wells III                   Managing Director and Clerk         AHH
         .................................... ................................... ...................................
         Carol Werther                        Managing Director                   AHH
         .................................... ................................... ...................................
         Deborah Widener                      Managing Director                   AHH
         .................................... ................................... ...................................
         Sam Wilkins III                      Managing Director                   AHH
         .................................... ................................... ...................................
         Frederick L. Wolf                    Managing Director                   AHH
         .................................... ................................... ...................................
         Allyn C. Woodward Jr.                President and Managing Director     AHH
         .................................... ................................... ...................................
         Stephen Zak                          Managing Director, CFO and          AHH
                                              Treasurer
         .................................... ................................... ...................................
         J. Eric Anderson                     Principal                           AHH
         .................................... ................................... ...................................
         Nancy R. Atcheson                    Principal                           AHH
         .................................... ................................... ...................................
         Barry Bocklett                       Principal                           AHH
         .................................... ................................... ...................................
         Susan Braverman-Lione                Principal                           AHH
         .................................... ................................... ...................................
         Blaine Carroll                       Principal                           AHH
         .................................... ................................... ...................................
         Thomas C. Cochran III                Principal                           AHH
         .................................... ................................... ...................................
         Mike Comerford                       Principal                           AHH
         .................................... ................................... ...................................
         James Corscadden                     Principal                           AHH
         .................................... ................................... ...................................
         Gordon Cromwell                      Principal                           AHH
         .................................... ................................... ...................................
         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         Vernon Essi                          Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Rick Faust                           Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Elizabeth T. Harbison                Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Robert H. Johnson                    Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Chris Leger                          Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Jeff McCloskey                       Principal                           AHH
         .................................... ................................... ...................................
         John F. Murphy                       Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Bridget O'Brien                      Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Ben Z. Rose                          Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Robert Sheppard                      Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Howard Silfen                        Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Gordon L. Szerlip                    Principal                           AHH
         .................................... ................................... ...................................
         David Thibodeau                      Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Charles Trafton                      Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Mark E. Young                        Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Alexandra Adams                      Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Alexander Arnold                     Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Greg Beloff                          Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Joe Bruno                            Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Jerry Buote                          Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Joe Buttarazzi                       Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Peter Cahill                         Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Sarah Cannon                         Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Joe Ciardi                           Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Ben Conway                           Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Dan Coyne                            Vice President                      AHH
         .................................... ................................... ...................................
         Matthew Epstein                      Vice President                      AHH


         .................................... ................................... ...................................
         Frank Gaul                           Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         James Jasinski                       Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Michael Landry                       Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Tim Leland                           Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Jeff Liguori                         Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Michael Moses                        Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Cindy Mulica                         Vice President                      AHH
         .................................... ................................... ...................................
         Sandra Notardonato                   Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Channing Page                        Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Lynn Pieper                          Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Andrew Pojani                        Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Ryan Rauch                           Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Felicia Reed                         Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Laura Richardson                     Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Marvin Ritchie                       Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Patrick Sherbrooke                   Vice President                      AHH
         .................................... ................................... ...................................
         Jeffrey Sihpol                       Vice President                      AHH
         .................................... ................................... ...................................
         Jonathan Skinner                     Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Amalia Spera                         Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Jennifer St. Germain                 Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Curtis Thom                          Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Lisa Thors                           Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Katie Tiger                          Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Scott Van Winkle                     Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Tim Vetrano                          Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Kevin Wagner                         Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Rebecca Warsofsky                    Vice President                      AHH
(b) AH Lisanti Capital Growth, LLC

         The  description  of AH  Lisanti  Capital  Growth,  LLC ("AH  Lisanti")
         (Investment  Advisor to Adams Harkness Small Cap Growth Fund) contained in Parts A and B of Post-Effective  Amendment No. 142 (accession number
         0001275125-04-000027)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein.

         The following chart reflects the directors and officers of AH Lisanti, including their business connections, which are of a substantial nature. The address of AH Lisanti is 623 5th Avenue, New York, NY
         10022 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                               Business Connection
         .................................... ................................... ....................................
         .................................... ................................... ....................................
         Mary Lisanti                         President                           AH Lisanti
         .................................... ................................... ...................................
         Timothy J. McMahon                   Director                            AH Lisanti
                                              ................................... ....................................
                                              Managing Director and CEO           AHH
                                                                                  60 State Street, Boston,
                                                                                  Massachusetts 02104
         .................................... ................................... ...................................
         Stephen Zak                          Director                            AH Lisanti
                                              ................................... ....................................
                                              Managing Director, CFO and          AHH
                                              Treasurer                           60 State Street, Boston,
                                                                                  Massachusetts 02104
                                              ................................... ....................................
(c)      Austin Investment Management, Inc.

         The  description  of  Austin  Investment  Management,  Inc.  ("Austin")
         (investment  adviser to Austin Global Equity Fund) contained in Parts A
         and  B  of   Post-Effective   Amendment  No.  131   (accession   number
         0001004402-03-000446)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein.

         The following chart reflects the director and officer of Austin, including his business connections, which are of a substantial nature.
         The address of Austin is 375 Park Avenue, New York, New York 10152.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................
         Peter Vlachos                        Director, President, Treasurer,      Austin

                                              Secretary
(d)      Auxier Asset Management LLC

         The description of Auxier Asset  Management LLC ("Auxier")  (investment adviser  for  Auxier  Focus  Fund)  contained  in  Parts  A  and  B  of
         Post-Effective      Amendment     No.     149     (accession     number
         0001275125-04-000239)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein.

         The following chart reflects the directors and officers of Auxier, including their business connections, which are of a substantial nature. The address of Auxier is 5000 S.W. Meadows Road, Suite 410,
         Lake Oswego, OR 97035-2224 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.



         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         James J. Auxier                      Chief Executive Officer              Auxier
         .................................... .................................... ..................................
         Shauna C. Tweedy                     Chief Financial Officer              Auxier


(e)      Bainbridge Capital Management, LLC

         The  description  of  Bainbridge  Capital   Management,   LLC,  ("BCM")
         (investment  adviser to  Investors  Bond Fund and  TaxSaver  Bond Fund)
         contained  in  Parts  A  and  B of  Post-Effective  Amendment  No.  131
         (accession  number  0001004402-03-000446)  to the Trust's  Registration
         Statement, is incorporated by reference herein.

         The following chart reflects the directors and officers of BCM, including their business connections, which are of a substantial nature. The address of BCM is Two Portland Square, Portland, ME 04101 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
                                              .................................... ...................................
         Jeffrey A. Maffett                   Senior Vice President                BCM
                                              .................................... ...................................
                                              President                            Colonial Banc Corporation
                                                                                   110 West Main Street
                                                                                   Eaton, Ohio 45320
                                              .................................... ...................................
         Richard J. Berthy                    President, Secretary                 BCM
                                              .................................... ...................................
                                              President, Chief Executive Officer   ConSELLtant Group Corporation
                                                                                   Two Prestige Place, Suite 340
                                                                                   Dayton, Ohio 45342
         .................................... .................................... ...................................
         Name                                 Title                                Business Connection
         .................................... .................................... ...................................
                                              .................................... ...................................
         Les C. Berthy                        Director, Vice President and         BCM
                                              Senior Portfolio Manager
                                              .................................... ...................................
                                              Portfolio Manager                    Forum Investment Advisors, LLC
         ....................................................................... ...................................
         Carl Bright                          Vice President                       BCM
                                              .................................... ...................................
                                              Regional Sales Manager               Forum Fund Services, LLC
         ....................................

(f)      Brown Investment Advisory Incorporated

         The description of Brown  Investment  Advisory  Incorporated  ("Brown")
         (investment  adviser  to  Brown  Advisory   Intermediate  Income  Fund)
         contained  in  Parts  A  and  B of  Post-Effective  Amendment  No.  148
         (accession  number  0001275125-04-000226)  to the Trust's  Registration
         Statement, is incorporated by reference herein.

         The  description  of  Brown  (investment   adviser  to  Brown  Advisory
         Small-Cap  Growth Fund and Brown Advisory Growth Equity Fund) contained in Parts A and B of Post-Effective  Amendment No. 135 (accession number
         0001004402-03-000508)   to  the  Trust's  Registration  Statement,  are
         incorporated by reference herein.

         The description of Brown (investment adviser to Brown Advisory Maryland
         Bond Fund) contained in Parts A and B of  Post-Effective  Amendment No.
         135 (accession number 0001004402-03-000508) to the Trust's Registration
         Statement, is incorporated by reference herein.


         The  description  of  Brown  (investment   adviser  to  Brown  Advisory
         International  Fund)  contained  in  Parts  A and  B of  Post-Effective
         Amendment  No.  148  (accession  number  0001275125-04-000226)  to  the
         Trust's Registration Statement, is incorporated by reference herein.

         The  description of Brown  (investment  advisor to Brown Advisory Value
         Equity Fund) contained in Parts A and B of Post-Effective Amendment No.
         148 (accession number 0001275125-04-000226) to the Trust's Registration
         Statement, is incorporated by reference herein.

         The  description  of  Brown  (investment   advisor  to  Brown  Advisory
         Small-Cap  Value  Fund)  contained  in Parts A and B of  Post-Effective
         Amendment  No.  136  (accession  number  0001004402-03-000539)  to  the
         Trust's Registration Statement, is incorporated by reference herein.

         The  description  of Brown  (investment  advisor to Brown Advisory Real
         Estate Fund) contained in Parts A and B of Post-Effective Amendment No.
         138 (accession number 0001004402-03-000609) to the Trust's Registration
         Statement, is incorporated by reference herein.

         The following chart reflects the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown, Brown Investment Advisory & Trust Company and Brown Capital Holdings, Inc. is 901 S. Bond Street, Suite 400,
         Baltimore, Maryland 21231 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Michael D. Hankin                    President                            Brown
                                              .................................... ..................................
                                              Director and Chief Executive         Brown Investment Advisory and
                                              Officer, Trustee                     Trust Company
                                              .................................... ..................................
                                              President and Chief Executive        Brown Capital Holdings, Inc.
                                              Officer

                                              .................................... ..................................
                                                                                   Maryland Zoological Society
                                                                                   Baltimore 200
                                                                                   Druid Hill Park
                                                                                   Baltimore, MD 21210
                                              .................................... ..................................
                                              .................................... ..................................
                                              Trustee                              The Valleys Planning Council
                                                                                   212 Washington Avenue
                                                                                   P.O. Box 5402
                                                                                   Towson, MD 21285-5402
         ....................................
         .................................... .................................... ..................................
         David M. Churchill                   Treasurer                            Brown
                                              .................................... ..................................
                                              Treasurer and Chief Financial        Brown Investment Advisory and
                                              Officer                              Trust Company
                                              .................................... ..................................
                                              Treasurer and Chief Financial        Brown Capital Holdings, Inc.
                                              Officer
         .................................... .................................... ..................................
         Edward K. Dunn III                   Secretary                            Brown
                                              .................................... ..................................
                                              Secretary                            Brown Investment Advisory and
                                                                                   Trust Company
(g)      Cardinal Capital Management, L.L.C.

         The  description of Cardinal  Capital  Management,  L.L.C.  ("Cardinal)
         (Sub-Advisor to Brown Advisory Small-Cap Value Fund) contained in Parts
         A  and  B  of  Post-Effective   Amendment  No.  132  (accession  number
         0001004402-03-000501)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein.

         The following chart reflects the directors and officers of Cardinal, including their business connections, which are of a substantial nature. The address of Cardinal is One Fawcett Place, Greenwich,
         Connecticut 068330 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ...................................
         Amy K. Minella                       Partner                              Cardinal
         .................................... ....................................
         .................................... .................................... ...................................
         Eugene Fox                           Partner                              Cardinal
         ....................................
                                              .................................... ...................................
         Robert B. Kirkpatrick                Partner                              Cardinal
                                                                                   ...................................
         .................................... .................................... ...................................
         Thomas J. Spelman                    Managing Director/Chief Financial    Cardinal
                                              Officer


(h)      D.F. Dent and Company, Inc.

         The  description  of  D.F.  Dent  and  Company,   Inc.  ("D.F.   Dent")
         (investment adviser for DF Dent Premier Growth Fund) contained in Parts
         A  and  B  of  Post-Effective   Amendment  No.  137  (accession  number
         0001004402-03-000559)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein.

         The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore,
         Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Daniel F. Dent                       President and Treasurer              D.F. Dent
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Sutherland C. Ellwood                Vice President                       D.F. Dent
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Thomas F. O'Neil                     Vice President and Secretary         D.F. Dent
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Linda W. McCleary                    Vice President                       D.F. Dent

(i)      H.M. Payson & Co.

         The  description  of H.M.  Payson & Co.  (investment  adviser to Payson
         Value Fund and Payson Total Return Fund)  contained in Parts A and B of
         Post-Effective      Amendment     No.     131     (accession     number
         0001004402-03-000446)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein.

         The following chart reflects the directors and officers of H.M. Payson
         &  Co.,  including  their  business   connections,   which  are  of  a
         substantial  nature.  The address of H.M. Payson & Co. is One Portland
         Square, Portland, Maine 04101.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         John C. Downing                      Managing Director, Treasurer         H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Thomas M. Pierce                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Peter E. Robbins                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         John H. Walker                       Managing Director, President         H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Teresa M. Esposito                   Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         John C. Knox                         Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Harold J. Dixon                      Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Michael R. Currie                    Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         William O. Hall, III                 Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         William N. Weickert                  Managing Director                    H.M. Payson & Co.

(j)      King Investment Advisors, Inc.

         The description of King Investment Advisors,  Inc. ("King") (investment adviser to Fountainhead  Special Value Fund) contained in Parts A and B
         of    Post-Effective    Amendment    No.    143    (accession    number
         0001275125-04-000043)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein.

         The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400,
         Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

                  Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Roger E. King                        Chairman and President               King
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         John R. Servis                       Director                             King
                                              .................................... ..................................
                                              .................................... ..................................
                                              Owner, Commercial Real Estate        John R. Servis Properties
                                                                                   602 Hallie, Houston, TX  77024
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Pat H. Swanson                       Compliance Officer                   King
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Jane D. Lightfoot                    Secretary/Treasurer                  King

(k)      Mastrapasqua & Associates, Inc.

         The  description of  Mastrapasqua & Associates,  Inc.  ("Mastrapasqua")
         (investment  adviser to  Mastrapasqua  Growth Value Fund)  contained in
         Parts A and B of  Post-Effective  Amendment No. 135  (accession  number
         0001004402-03-000508)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein.


         The   following   chart   reflects  the   directors   and  officers  of
         Mastrapasqua,  including  their  business  connections,  which are of a substantial  nature.  The address of Mastrapasqua is 814 Church Street,
         Suite 600, Nashville,  Tennessee, 37203 and, unless otherwise indicated
         below,  that address is the principal  business  address of any company with which the directors and officers are connected.

                Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Frank Mastrapasqua                   Chairman, CEO and Portfolio Manager  Mastrapasqua
         .................................... .................................... ..................................
         Thomas A. Trantum                    President, Portfolio Manager and     Mastrapasqua
                                              Security Analyst
         .................................... .................................... ..................................
         Mauro M. Mastrapasqua                First Vice President-E Commerce      Mastrapasqua
                                              and Strategy Associate Portfolio
                                              Manager

(l)      Philadelphia International Advisors, LP

         The description of  Philadelphia  International  Advisors,  LP, ("PIA")
         (Sub-Advisor to Brown Advisory International Fund) contained in Parts A
         and  B  of   Post-Effective   Amendment  No.  125   (accession   number
         0001004402-03-000044)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein.

         The following chart reflects the directors and officers of PIA, including their business connections, which are of a substantial nature. The address of PIA is One Liberty Place, 1650 Market Street,
         Philadelphia, PA 19103 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ...................................
         Andrew B. Williams, CFA              Chief Investment Officer and         PIA
                                              Lead Portfolio Manager
                                              .................................... ...................................
                                              Treasurer                            Treasurer, Germantown Friends'
                                                                                   School
                                                                                   31 West Coulter Street
                                                                                   Philadelphia, PA 19144
         ...................................  .................................... ...................................
         Robert C. Benthem de Grave           Portfolio Manager                    PIA
         .................................... .................................... ...................................
         Frederick B. Herman, III, CFA        Portfolio Manager                    PIA
                                                                                   ...................................
                                              ....................................
                                              Board Member                         Japan America Society of Greater
                                                                                   Philadelphia
                                                                                   200 South Broad Street, Suite 700
                                                                                   Philadelphia, PA 19102

         .................................... .................................... ...................................
         Peter W. O'Hara, CFA                 Portfolio Manager                    PIA
         .................................... .................................... ...................................
         Christopher S. Delpi, CFA            Director of Research                 PIA
         .................................... .................................... ...................................
         James S. Lobb                        Managing Director of Sales &         PIA
                                              Service
                                              .................................... ...................................
                                              Board Member                         Riddle Memorial Hospital
                                                                                   1068 West Baltimore Pike
                                                                                   Media, PA 19063

         .................................... .................................... ...................................
         Jane A. Webster                      Director of Sales                    PIA
         .................................... .................................... ...................................
         Kent E. Weaver, Jr.                  Director of Client Service           PIA
         .................................... .................................... ...................................
         Mary T. Evans                        Director of Portfolio                PIA
                                              Administration

(m)      Polaris Capital Management, Inc.

         The    description    of    Polaris    Capital     Management,     Inc.
         ("Polaris")(investment  adviser to Polaris Global Value Fund) contained in Parts A and B of  Post-Effective  Amendment No 129 (accession number
         0001004402-03-000293)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein.

         The  following  chart  reflects the  directors and officers of Polaris, including  their  business  connections,  which  are  of a  substantial
         nature.   The  address  of  Polaris  is  125  Summer  Street,   Boston,
         Massachusetts 02110 and, unless otherwise indicated below, that address is the  principal  business  address  of any  company  with  which  the directors and officers are connected.


                Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Bernard R. Horn, Jr.                 President, Portfolio Manager         Polaris
         .................................... .................................... ..................................
         Edward E. Wendell, Jr.               Treasurer                            Polaris
                                              .................................... ..................................
                                              President                            Boston Investor Services, Inc.


(n)      Shaker Investments, LLC

         The description of Shaker Investments, L. L. C. ("Shaker") (investment adviser for Shaker Fund) contained in Parts A and B of Post-Effective
         Amendment  No.  131  (accession  number  0001004402-03-000446)  to the
         Trust's Registration Statement, is incorporated by reference herein.

         The following chart reflects the directors and officers of Shaker, including their business connections, which are of a substantial nature. The address of Shaker is 2000 Auburn Drive, Suite 300,
         Cleveland, Ohio 44122 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Edward Paul Hemmelgarn               President, Chief Investment       Shaker
                                              Officer and Director
                                              ................................. .....................................

(o)      Windowpane Advisors, LLC


         The description of Windowpane Advisors, LLC ("Windowpane")  (investment adviser for the Jordan  Opportunity Fund) contained in Parts A and B of
         Post-Effective      Amendment     No.     150     (accession     number
         0001275125-04-000301)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein.

         The following chart reflects the directors and officers of Windowpane, including their business connections, which are of a substantial nature. The address of Windowpane is 60 W. Broadway, Suite 1010, San
         Diego, California 92101-3355 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Michael Stolper                      President                         Windowpane
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Barbara Ann Malone                   Managing Director                 Windowpane
                                              ................................. .....................................


(p)      Hellman, Jordan Management Co., Inc.


         The description of Hellman,  Jordan  Management  Co., Inc.  ("Hellman")
         (sub-adviser for the Jordan  Opportunity Fund) contained in Parts A and
         B   of    Post-Effective    Amendment   No.   150   (accession   number
         0001275125-04-000301)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein.

         The  following  chart  reflects the  directors and officers of Hellman, including  their  business  connections,  which  are  of a  substantial
         nature.   The   address  of  Hellman  is  75  State   Street,   Boston,
         Massachusetts 02109 and, unless otherwise indicated below, that address is the  principal  business  address  of any  company  with  which  the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Gerald R. Jordan, Jr.                President                         Hellman
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Gerald Reid Jordan                   Executive Vice President          Hellman
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Nicholas Gleysteen                   Senior Vice President             Hellman
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Susan G. Lynch                       Vice President                    Hellman
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Luke Murphy                          Vice President                    Hellman
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Ethan T. Brown                       Vice President                    Hellman
                                              ................................. .....................................

(q)      Insight Capital Research & Management, Inc.



         The  description  of  Insight  Capital  Research  &  Management,   Inc.
         ("Insight")  (adviser for the ICRM Small-Cap  Growth Fund) contained in
         Parts A and B of  Post-Effective  Amendment  No.  151(accession  number
         0001275125-04-000313)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein.


         The following chart reflects the directors and officers of Insight, including their business connections, which are of a substantial nature. The address of Insight is 2121 N. California Blvd., Walnut
         Creek, California 94596 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         James O. Collins                     Chief Executive Officer           Insight
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Lisa Miller                          Executive Vice President          Insight
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Charles Gehring                      Vice President                    Insight
         .................................... ................................. .....................................


(r)      Walter Scott & Partners Limited

         The  description of Walter Scott & Partners  Limited  ("Walter  Scott")
         (sub-adviser to Brown Advisory International Fund) contained in Parts A and B of this Post-Effective Amendment to the Trust's Registration
         Statement, is incorporated by reference herein.

         The  following  chart  reflects  the  directors  and officers of Walter
         Scott, including their business conections, which are of a substantial nature. The address of Walter Scott is One Charlotte Square, Edinburgh,
         Scotland EH2 4DZ and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection


         .................................... .................................... ....................................
         Walter G. Scott                      Chairman                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         John Clark                           Director                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Marilyn R. Harrison                  Director                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Kenneth J. Lyall                     Director                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         James D. Smith                       Director                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Pamela J. Maxton                     Director                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Alistair Lyon-Dean                   Secretary and Compliance Officer     Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Alan McFarlane                       Managing Director                    Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Frances S. Bentley-Hamlyn            Director                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Rodger H. Nisbet                     Director                             Walter Scott
         .................................... .................................... ....................................


ITEM 26.  PRINCIPAL UNDERWRITERS

(a)      Forum  Fund  Services,   LLC,  Registrant's   underwriter,   serves  as
         underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

         Century Capital Management Trust                 ICM Series Trust
         The Cutler Trust                                 Monarch Funds
         Forum Funds                                      Sound Shore Fund, Inc.
         Henderson Global Funds

(b)      The   following  are  officers  of  Forum  Fund   Services,   LLC,  the
         Registrant's underwriter. Their business address is Two Portland Square, Portland, Maine 04101.

         Name                                      Position with Underwriter           Position with Registrant
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Carl A. Bright                        President & Treasurer              None
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Nanette K. Chern                      Vice President & Secretary         None
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Richard J. Berthy                     Vice President & Assistant         None
                                               Treasurer
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Mark A. Fairbanks                     Vice President & Assistant         None
                                               Secretary

(c)      Not Applicable.


ITEM 27.  LOCATION OF ACCOUNTS AND RECORDS

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 28.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 29.  UNDERTAKINGS

         None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on September 30, 2004.


                                             FORUM FUNDS


                                             By:   /s/ David I. Goldstein
                                                 -------------------------------
                                                 David I. Goldstein, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on September 30, 2004.


(a)      Principal Executive Officer

         /s/ David I. Goldstein
         ----------------------------
         David I. Goldstein
         President

(b)      Principal Financial Officer

         /s/ Stacey E. Hong
         ----------------------------
         Stacey E. Hong
         Treasurer

(c) A majority of the Trustees


         John Y. Keffer, Trustee
         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By:  /s/ David I. Goldstein
              -----------------------
         David I. Goldstein
         Attorney in fact*

     *Pursuant to powers of attorney previously filed as Other Exhibits (A) to this Registration Statement.